UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 98.4%
	Arizona — 91.5%
	Certificate of Participation/Lease — 11.6%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,099
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,548
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,260
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,122
1,570	Scottsdale Municipal Property Corp., Rev., COP, 5.000%, 07/01/26	1,881
2,000	State of Arizona, Department of Administration, Series A, COP, AGM, 5.250%, 10/01/23	2,264
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,467
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,058
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/17	148

		12,847

	Education — 8.0%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,881
2,000	Arizona State University, Rev., AGM, 5.250%, 07/01/15	2,074
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,632
1,905	Navajo County, Unified School District No. 20-Whiteriver, Project of 2005, Series A, Rev., NATL-RE, 5.000%, 07/01/18	2,230

		8,817

	General Obligation — 11.8%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,212
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,768
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,193
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,395
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/14	1,023
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,102
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, AGM, 5.000%, 07/01/14	1,720
1,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	1,166
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,520

		13,099

	Hospital — 2.8%
1,225	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/14	1,320
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,076
695	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 12/01/13	697

		3,093

	Other Revenue — 9.2%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,980
2,500	Arizona Water Infrastructure Finance Authority, Series A, Rev., 5.000%, 10/01/17	2,985
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,046
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,105
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 12/01/28	1,121

		10,237

	Prerefunded — 6.6%
1,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	1,061
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	6,238

		7,299

	Special Tax — 12.2%
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,485
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,312

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — Continued
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,351
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,772
3,000	Rev., 5.000%, 07/01/17	3,565

		13,485

	Transportation — 8.4%
	Arizona Transportation Board,
2,000	Series A, Rev., 5.000%, 07/01/24	2,281
2,000	Series A, Rev., 5.250%, 07/01/12 (p)	2,098
3,000	Series B, Rev., 5.250%, 07/01/12 (p)	3,088
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,799

		9,266

	Utility — 6.8%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,542
3,600	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	4,051

		7,593

	Water & Sewer — 14.1%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,227
2,025	Series A, Rev., 5.000%, 10/01/24	2,294
2,020	Series A, Rev., 5.000%, 10/01/29	2,239
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,811
1,875	Rev., 5.250%, 07/01/23	2,364
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,257
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,422

		15,614

	Total Arizona	101,350

	Illinois — 1.0%
	Other Revenue — 1.0%
1,000	Railsplitter Tobacco Settlement Authority, Rev., 5.000%, 06/01/16	1,106

	Minnesota — 1.0%
	Other Revenue — 1.0%
1,000	City of Rochester, Health Care Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,102

	Pennsylvania — 1.0%
	Hospital — 1.0%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,102

	South Carolina — 1.0%
	Utility — 1.0%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/28	1,113

	Texas — 1.8%
	General Obligation — 1.8%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/20	2,022

	Washington — 1.1%
	Other Revenue — 1.1%
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,155

	Total Municipal Bonds (Cost $101,693)	108,950

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
307	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $307)	307

	Total Investments — 98.7% (Cost $102,000)	109,257
	Other Assets in Excess of Liabilities — 1.3%	1,479

	NET ASSETS — 100.0%	$110,736

Percentages indicated are based on net assets.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,262
Aggregate gross unrealized depreciation	(5)

Net unrealized appreciation/depreciation	$7,257

Federal income tax cost of investments	$102,000

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$307	$108,950	$—	$109,257

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 3.7%
	AH Mortgage Advance Trust,
13,583	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	13,532
49,850	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	49,651
	Ally Auto Receivables Trust,
4,002	Series 2010-1, Class A3, 1.450%, 05/15/14	4,022
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,452
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,884
5,977	Series 2010-4, Class A3, 0.910%, 11/17/14	5,988
4,411	Series 2011-1, Class A2, 0.810%, 10/15/13	4,414
4,100	Series 2011-1, Class A3, 1.380%, 01/15/15	4,136
	AmeriCredit Automobile Receivables Trust,
2,076	Series 2008-AF, Class A4, 6.960%, 10/14/14	2,147
1,359	Series 2009-1, Class A3, 3.040%, 10/15/13	1,368
1,419	Series 2010-1, Class A3, 1.660%, 03/17/14	1,422
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	7,999
9,125	Series 2010-4, Class A2, 0.960%, 05/08/14	9,126
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,381
6,223	Series 2011-1, Class A2, 0.840%, 06/09/14	6,224
3,400	Series 2011-1, Class A3, 1.390%, 09/08/15	3,411
14,281	Series 2011-3, Class A2, 0.840%, 11/10/14	14,262
3,167	Series 2011-4, Class A2, 0.920%, 03/09/15	3,164
11,311	Series 2011-4, Class A3, 1.170%, 05/09/16	11,280
12,349	Series 2011-5, Class A3, 1.550%, 07/08/16	12,352
550	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	549
4,940	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	4,917
12,638	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	11,620
	Bank of America Auto Trust,
2,483	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,490
3,235	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,297
2,625	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	2,633
3,004	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	3,013
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,336
4,122	Series 2010-2, Class A3, 1.310%, 07/15/14	4,139
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,931
1,443	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.627%, 04/25/36	1,084
	CarMax Auto Owner Trust,
3,685	Series 2010-1, Class A3, 1.560%, 07/15/14	3,702
11,080	Series 2011-1, Class A3, 1.290%, 09/15/15	11,153
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,398
10,801	Series 2011-3, Class A3, 1.070%, 06/15/16	10,766
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,443	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,309
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,674
12,385	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	11,687
	Chrysler Financial Auto Securitization Trust,
1,295	Series 2009-A, Class A3, 2.820%, 01/15/16	1,305
16,500	Series 2010-A, Class A3, 0.910%, 08/08/13	16,517
5,400	Series 2010-A, Class B, 1.650%, 11/08/13	5,387
	Citibank Credit Card Issuance Trust,
8,282	Series 2002-C2, Class C2, 6.950%, 02/18/14	8,376
950	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,301
4,370	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	4,402
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,248
	Citigroup Mortgage Loan Trust, Inc.,
1,594	Series 2003-HE3, Class A, VAR, 0.637%, 12/25/33	1,362
16,687	Series 2011-5, Class 1A1, VAR, 0.447%, 02/25/46 (e) (f) (i)	15,205
	CNH Equipment Trust,
1,506	Series 2008-B, Class A4A, 5.600%, 11/17/14	1,509

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
116	Series 2009-C, Class A3, 1.850%, 12/16/13	115
4,085	Series 2010-A, Class A3, 1.540%, 07/15/14	4,098
15,415	Series 2010-C, Class A3, 1.170%, 05/15/15	15,435
5,888	Series 2011-A, Class A3, 1.200%, 05/16/16	5,905
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,911
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	504
11	Series 2004-1, Class 3A, VAR, 0.817%, 04/25/34	8
1,290	Series 2004-1, Class M1, VAR, 1.007%, 03/25/34	907
875	Series 2004-1, Class M2, VAR, 1.082%, 03/25/34	750
1,065	Series 2004-6, Class M1, VAR, 0.857%, 10/25/34	538
7,907	Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.610%, 03/15/19 (e)	7,895
505	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.567%, 11/25/35	469
960	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	506
2,400	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,581
1,359	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.357%, 12/25/36	1,263
10,200	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	10,193
	Ford Credit Auto Owner Trust,
1,897	Series 2009-B, Class A3, 2.790%, 08/15/13	1,908
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,185
2,481	Series 2009-D, Class A3, 2.170%, 10/15/13	2,495
6,200	Series 2011-B, Class A2, 0.680%, 01/15/14	6,201
23,749	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	23,749
	Freedom Trust,
9,690	Series 2011-1, Class A13, VAR, 1.608%, 11/30/37 (e) (f) (i)	9,157
11,000	Series 2011-2, Class A11, VAR, 3.727%, 08/01/46 (e)	11,029
4,464	Series 2011-3, Class A11, VAR, 4.104%, 09/01/51 (e)	4,375
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,302
1,029	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	934
215	GSAA Trust, Series 2006-3, Class A1, VAR, 0.337%, 03/25/36	83
	Harley-Davidson Motorcycle Trust,
2,101	Series 2009-3, Class A3, 1.740%, 09/15/13	2,105
2,619	Series 2010-1, Class A2, 0.830%, 11/15/13	2,619
5,904	Series 2010-1, Class A3, 1.160%, 02/15/15	5,922
	Honda Auto Receivables Owner Trust,
814	Series 2009-2, Class A3, 2.790%, 01/15/13	816
3,500	Series 2009-2, Class A4, 4.430%, 07/15/15	3,577
891	Series 2009-3, Class A3, 2.310%, 05/15/13	895
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,290
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,293
	HSBC Home Equity Loan Trust,
2,896	Series 2005-2, Class A1, VAR, 0.525%, 01/20/35	2,570
2,359	Series 2005-2, Class M2, VAR, 0.745%, 01/20/35	2,044
5,006	Series 2006-1, Class A1, VAR, 0.415%, 01/20/36	4,666
2,208	Series 2006-2, Class A1, VAR, 0.405%, 03/20/36	2,039
7,141	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	7,180
950	Series 2007-1, Class AS, VAR, 0.455%, 03/20/36	794
11,810	Series 2007-3, Class APT, VAR, 1.455%, 11/20/36	10,445
	Huntington Auto Trust,
7,200	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	7,196
8,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	7,960
8,600	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,544

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
	Hyundai Auto Receivables Trust,
1,152	Series 2009-A, Class A3, 2.030%, 08/15/13	1,158
4,590	Series 2010-B, Class A3, 0.970%, 04/15/15	4,601
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,381
5,675	Series 2011-A, Class A3, 1.160%, 04/15/15	5,700
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,767
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,894
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,894
1,438	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.457%, 03/25/36	803
	John Deere Owner Trust,
232	Series 2009-A, Class A3, 2.590%, 10/15/13	232
1,707	Series 2009-B, Class A3, 1.570%, 10/15/13	1,710
5,015	Series 2011-A, Class A3, 1.290%, 01/15/16	5,050
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	4,007
9,327	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	9,310
14,363	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.607%, 07/25/34 (e)	13,662
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 1.007%, 02/25/34	4,102
1,500	Series 2004-3, Class M1, VAR, 1.112%, 07/25/34	1,057
1,323	Series 2006-8, Class 2A2, VAR, 0.347%, 09/25/36	386
1,723	Series 2006-WL2, Class 2A3, VAR, 0.457%, 01/25/36	1,287
8,666	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.507%, 03/25/32	7,607
4,776	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	4,831
	Mercedes-Benz Auto Receivables Trust,
1,672	Series 2009-1, Class A3, 1.670%, 01/15/14	1,682
5,020	Series 2010-1, Class A3, 1.420%, 08/15/14	5,048
3,273	Series 2011-1, Class A3, 0.850%, 03/16/15	3,276
6,821	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,869
1,423	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 1.007%, 01/25/35	1,401
11,416	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.598%, 12/07/20	11,448
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.411%, 11/25/33	3,812
5,955	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	6,005
	Nissan Auto Receivables Owner Trust,
7,420	Series 2010-A, Class A3, 0.870%, 07/15/14	7,434
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,778
252	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.097%, 02/25/33	199
	PennyMac Loan Trust,
75	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	75
14,000	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	13,790
9,910	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	9,910
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	41
10,000	Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class A3, VAR, 0.597%, 10/25/35	8,266
	Residential Asset Securities Corp.,
72	Series 2002-KS4, Class AIIB, VAR, 0.757%, 07/25/32	41
95	Series 2003-KS5, Class AIIB, VAR, 0.837%, 07/25/33	59
114	Series 2003-KS9, Class A2B, VAR, 0.897%, 11/25/33	51
2,500	Series 2005-KS9, Class A3, VAR, 0.627%, 10/25/35	2,370
18,969	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	18,962
1,559	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,314

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		Santander Drive Auto Receivables Trust,
5,172		Series 2010-3, Class A2, 0.930%, 06/17/13	5,172
6,100		Series 2010-3, Class A3, 1.200%, 06/16/14	6,095
1,200		Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,206
4,595		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,660
3,804		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	3,796
4,996		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	4,997
5,000		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.527%, 06/25/35	4,668
		Structured Asset Securities Corp.,
2,614		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,650
1,111		Series 2002-AL1, Class A2, 3.450%, 02/25/32	1,013
4,426		Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,219
3,540		Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,379
		Toyota Auto Receivables Owner Trust,
12,510		Series 2010-C, Class A3, 0.770%, 04/15/14	12,524
11,810		Series 2011-A, Class A3, 0.980%, 10/15/14	11,847
4,585		Series 2011-A, Class A4, 1.560%, 05/15/15	4,650
331		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	360
		USAA Auto Owner Trust,
2,287		Series 2009-2, Class A3, 1.540%, 02/18/14	2,294
3,080		Series 2009-2, Class A4, 2.530%, 07/15/15	3,141
		Westlake Automobile Receivables Trust,
2,966		Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	2,964
4,154		Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	4,152
		World Omni Auto Receivables Trust,
171		Series 2009-A, Class A3, 3.330%, 05/15/13	172
7,045		Series 2010-A, Class A4, 2.210%, 05/15/15	7,156

		Total Asset-Backed Securities (Cost $836,378)	834,361

Collateralized Mortgage Obligations — 34.9%
		Agency CMO — 23.8%
		Federal Home Loan Bank,
9,911		4.720%, 09/20/12	10,207
1,121		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,169
21,778		Series 2000-1067, Class 1, 5.300%, 06/15/12	22,088
10,957		Series TQ-2015, Class A, 5.065%, 10/20/15	11,992
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
518		Series 8, Class ZA, 7.000%, 03/25/23	583
318		Series 24, Class ZE, 6.250%, 11/25/23	357
2,324		Series 29, Class L, 7.500%, 04/25/24	2,400
		Federal Home Loan Mortgage Corp. REMICS,
73		Series 11, Class D, 9.500%, 07/15/19	78
24		Series 22, Class C, 9.500%, 04/15/20	26
38		Series 23, Class F, 9.600%, 04/15/20	42
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
15		Series 46, Class B, 7.800%, 09/15/20	17
7		Series 47, Class F, 10.000%, 06/15/20	8
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
27		Series 99, Class Z, 9.500%, 01/15/21	30
79		Series 114, Class H, 6.950%, 01/15/21	88
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	14
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
14		Series 1065, Class J, 9.000%, 04/15/21	17
9		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	15
22		Series 1084, Class F, VAR, 1.200%, 05/15/21	22
15		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	29
22		Series 1116, Class I, 5.500%, 08/15/21	24

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
72		Series 1144, Class KB, 8.500%, 09/15/21	82
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	23
50		Series 1206, Class IA, 7.000%, 03/15/22	57
67		Series 1250, Class J, 7.000%, 05/15/22	80
157		Series 1343, Class LA, 8.000%, 08/15/22	190
63		Series 1343, Class LB, 7.500%, 08/15/22	76
108		Series 1370, Class JA, VAR, 1.400%, 09/15/22	108
106		Series 1455, Class WB, IF, 4.550%, 12/15/22	101
1,005		Series 1466, Class PZ, 7.500%, 02/15/23	1,150
16		Series 1470, Class F, VAR, 2.276%, 02/15/23	16
172		Series 1491, Class I, 7.500%, 04/15/23	196
556		Series 1498, Class I, VAR, 1.400%, 04/15/23	557
756		Series 1502, Class PX, 7.000%, 04/15/23	863
100		Series 1505, Class Q, 7.000%, 05/15/23	114
424		Series 1518, Class G, IF, 8.850%, 05/15/23	499
78		Series 1541, Class M, HB, IF, 22.463%, 07/15/23	107
371		Series 1541, Class O, VAR, 1.370%, 07/15/23	376
21		Series 1570, Class F, VAR, 2.776%, 08/15/23	22
777		Series 1573, Class PZ, 7.000%, 09/15/23	886
458		Series 1591, Class PV, 6.250%, 10/15/23	482
20		Series 1595, Class D, 7.000%, 10/15/13	21
69		Series 1596, Class D, 6.500%, 10/15/13	71
51		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	88
16		Series 1607, Class SA, HB, IF, 20.128%, 10/15/13	18
2,593		Series 1608, Class L, 6.500%, 09/15/23	2,947
914		Series 1609, Class LG, IF, 16.792%, 11/15/23	1,085
925		Series 1642, Class PJ, 6.000%, 11/15/23	951
395		Series 1658, Class GZ, 7.000%, 01/15/24	451
16		Series 1671, Class L, 7.000%, 02/15/24	19
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
24		Series 1686, Class SH, IF, 18.675%, 02/15/24	36
326		Series 1695, Class EB, 7.000%, 03/15/24	373
62		Series 1699, Class FC, VAR, 0.850%, 03/15/24	62
417		Series 1700, Class GA, PO, 02/15/24	377
1,724		Series 1706, Class K, 7.000%, 03/15/24	1,988
30		Series 1709, Class FA, VAR, 1.350%, 03/15/24	30
1,131		Series 1720, Class PL, 7.500%, 04/15/24	1,313
1,229		Series 1737, Class L, 6.000%, 06/15/24	1,339
160		Series 1745, Class D, 7.500%, 08/15/24	186
957		Series 1798, Class F, 5.000%, 05/15/23	1,045
20		Series 1807, Class G, 9.000%, 10/15/20	22
210		Series 1829, Class ZB, 6.500%, 03/15/26	226
17		Series 1844, Class E, 6.500%, 10/15/13	17
1,352		Series 1863, Class Z, 6.500%, 07/15/26	1,537
58		Series 1865, Class D, PO, 02/15/24	45
135		Series 1890, Class H, 7.500%, 09/15/26	156
363		Series 1899, Class ZE, 8.000%, 09/15/26	422
848		Series 1927, Class PH, 7.500%, 01/15/27	984
821		Series 1927, Class ZA, 6.500%, 01/15/27	821
21		Series 1935, Class FL, VAR, 0.950%, 02/15/27	22
301		Series 1963, Class Z, 7.500%, 01/15/27	350
43		Series 1970, Class PG, 7.250%, 07/15/27	49
846		Series 1981, Class Z, 6.000%, 05/15/27	921
541		Series 1983, Class Z, 6.500%, 12/15/23	616
302		Series 1987, Class PE, 7.500%, 09/15/27	351

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
500	Series 2019, Class Z, 6.500%, 12/15/27	575
93	Series 2025, Class PE, 6.300%, 01/15/13	93
1,847	Series 2033, Class J, 5.600%, 06/15/23	2,012
215	Series 2033, Class SN, HB, IF, 25.701%, 03/15/24	141
567	Series 2038, Class PN, IO, 7.000%, 03/15/28	102
1,601	Series 2040, Class PE, 7.500%, 03/15/28	1,861
656	Series 2054, Class PV, 7.500%, 05/15/28	666
98	Series 2055, Class OE, 6.500%, 05/15/13	98
204	Series 2056, Class TD, 6.500%, 05/15/18	223
942	Series 2063, Class PG, 6.500%, 06/15/28	1,082
169	Series 2064, Class TE, 7.000%, 06/15/28	196
546	Series 2070, Class C, 6.000%, 07/15/28	596
1,937	Series 2075, Class PH, 6.500%, 08/15/28	2,225
2,073	Series 2075, Class PM, 6.250%, 08/15/28	2,175
503	Series 2086, Class GB, 6.000%, 09/15/28	523
692	Series 2089, Class PJ, IO, 7.000%, 10/15/28	124
2,015	Series 2095, Class PE, 6.000%, 11/15/28	2,271
361	Series 2102, Class TC, 6.000%, 12/15/13	374
197	Series 2102, Class TU, 6.000%, 12/15/13	205
2,934	Series 2106, Class ZD, 6.000%, 12/15/28	3,193
5,395	Series 2110, Class PG, 6.000%, 01/15/29	5,870
813	Series 2115, Class PE, 6.000%, 01/15/14	827
1,088	Series 2125, Class JZ, 6.000%, 02/15/29	1,147
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,857
135	Series 2132, Class SB, HB, IF, 29.485%, 03/15/29	224
91	Series 2134, Class PI, IO, 6.500%, 03/15/19	13
23	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
74	Series 2141, Class IO, IO, 7.000%, 04/15/29	13
246	Series 2163, Class PC, IO, 7.500%, 06/15/29	50
3,849	Series 2169, Class TB, 7.000%, 06/15/29	4,462
1,429	Series 2172, Class QC, 7.000%, 07/15/29	1,656
841	Series 2176, Class OJ, 7.000%, 08/15/29	964
5	Series 2196, Class TL, 7.500%, 11/15/29	5
737	Series 2201, Class C, 8.000%, 11/15/29	884
1,928	Series 2208, Class PG, 7.000%, 01/15/30	2,238
378	Series 2209, Class TC, 8.000%, 01/15/30	442
1,225	Series 2210, Class Z, 8.000%, 01/15/30	1,456
337	Series 2224, Class CB, 8.000%, 03/15/30	408
392	Series 2230, Class Z, 8.000%, 04/15/30	459
325	Series 2234, Class PZ, 7.500%, 05/15/30	380
280	Series 2247, Class Z, 7.500%, 08/15/30	327
720	Series 2256, Class MC, 7.250%, 09/15/30	837
1,277	Series 2259, Class ZM, 7.000%, 10/15/30	1,483
23	Series 2261, Class ZY, 7.500%, 10/15/30	27
90	Series 2262, Class Z, 7.500%, 10/15/30	105
1,210	Series 2271, Class PC, 7.250%, 12/15/30	1,407
2,014	Series 2283, Class K, 6.500%, 12/15/23	2,160
632	Series 2296, Class PD, 7.000%, 03/15/31	735
2,112	Series 2301, Class PA, 6.000%, 10/15/13	2,175
238	Series 2306, Class K, PO, 05/15/24	220
570	Series 2306, Class SE, IF, IO, 8.400%, 05/15/24	126
431	Series 2313, Class LA, 6.500%, 05/15/31	463
906	Series 2325, Class PM, 7.000%, 06/15/31	991
1,670	Series 2332, Class ZH, 7.000%, 07/15/31	1,780
275	Series 2333, Class HC, 6.000%, 07/15/31	275
1,655	Series 2344, Class QG, 6.000%, 08/15/16	1,766

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,195	Series 2344, Class ZD, 6.500%, 08/15/31	10,142
1,019	Series 2344, Class ZJ, 6.500%, 08/15/31	1,126
757	Series 2345, Class NE, 6.500%, 08/15/31	794
853	Series 2345, Class PQ, 6.500%, 08/15/16	893
329	Series 2347, Class VP, 6.500%, 03/15/20	329
1,080	Series 2351, Class PZ, 6.500%, 08/15/31	1,155
2,241	Series 2353, Class TD, 6.000%, 09/15/16	2,359
731	Series 2355, Class BP, 6.000%, 09/15/16	778
227	Series 2359, Class PM, 6.000%, 09/15/16	238
1,981	Series 2359, Class ZB, 8.500%, 06/15/31	2,341
1,168	Series 2360, Class PG, 6.000%, 09/15/16	1,252
201	Series 2363, Class PF, 6.000%, 09/15/16	215
605	Series 2366, Class MD, 6.000%, 10/15/16	648
757	Series 2367, Class ME, 6.500%, 10/15/31	830
900	Series 2388, Class FB, VAR, 0.848%, 01/15/29	906
1,783	Series 2391, Class QR, 5.500%, 12/15/16	1,899
513	Series 2394, Class MC, 6.000%, 12/15/16	550
944	Series 2399, Class OH, 6.500%, 01/15/32	1,045
1,609	Series 2399, Class TH, 6.500%, 01/15/32	1,784
1,698	Series 2410, Class NG, 6.500%, 02/15/32	1,898
934	Series 2410, Class OE, 6.375%, 02/15/32	1,023
2,118	Series 2410, Class QS, IF, 18.855%, 02/15/32	2,645
598	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	161
2,157	Series 2412, Class SP, IF, 15.604%, 02/15/32	2,698
4,354	Series 2418, Class FO, VAR, 1.148%, 02/15/32	4,415
1,930	Series 2420, Class XK, 6.500%, 02/15/32	2,135
1,123	Series 2423, Class MC, 7.000%, 03/15/32	1,244
1,475	Series 2423, Class MT, 7.000%, 03/15/32	1,634
1,741	Series 2423, Class TB, 6.500%, 03/15/32	1,910
487	Series 2425, Class OB, 6.000%, 03/15/17	525
2,417	Series 2430, Class WF, 6.500%, 03/15/32	2,786
3,008	Series 2434, Class TC, 7.000%, 04/15/32	3,423
6,072	Series 2434, Class ZA, 6.500%, 04/15/32	6,976
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,090
96	Series 2435, Class VH, 6.000%, 07/15/19	96
1,200	Series 2436, Class MC, 7.000%, 04/15/32	1,388
623	Series 2441, Class GF, 6.500%, 04/15/32	718
1,397	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	283
1,133	Series 2450, Class GZ, 7.000%, 05/15/32	1,319
911	Series 2450, Class SW, IF, IO, 7.752%, 03/15/32	193
2,298	Series 2455, Class GK, 6.500%, 05/15/32	2,631
358	Series 2458, Class QE, 5.500%, 06/15/17	381
1,720	Series 2458, Class ZM, 6.500%, 06/15/32	1,932
1,672	Series 2463, Class CE, 6.000%, 06/15/17	1,791
1,522	Series 2466, Class DH, 6.500%, 06/15/32	1,708
1,847	Series 2466, Class PG, 6.500%, 04/15/32	1,937
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,624
1,836	Series 2474, Class NR, 6.500%, 07/15/32	2,085
4,791	Series 2475, Class S, IF, IO, 7.752%, 02/15/32	868
2,953	Series 2484, Class LZ, 6.500%, 07/15/32	3,393
225	Series 2488, Class WS, IF, 16.175%, 08/15/17	269
4,770	Series 2500, Class MC, 6.000%, 09/15/32	5,247
633	Series 2508, Class AQ, 5.500%, 10/15/17	680
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,445
50	Series 2513, Class YO, PO, 02/15/32	50
1,157	Series 2515, Class DE, 4.000%, 03/15/32	1,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,131	Series 2515, Class MG, 4.000%, 09/15/17	1,171
702	Series 2518, Class PX, 5.500%, 09/15/13	720
1,486	Series 2535, Class BK, 5.500%, 12/15/22	1,625
3,110	Series 2537, Class TE, 5.500%, 12/15/17	3,321
1,471	Series 2543, Class LX, 5.000%, 12/15/17	1,571
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,185
3,216	Series 2544, Class HC, 6.000%, 12/15/32	3,593
3,133	Series 2549, Class ZG, 5.000%, 01/15/18	3,283
3,763	Series 2552, Class ME, 6.000%, 01/15/33	4,191
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,174
15,000	Series 2568, Class KG, 5.500%, 02/15/23	16,519
1,855	Series 2571, Class FY, VAR, 0.998%, 12/15/32	1,883
315	Series 2571, Class SK, HB, IF, 33.431%, 09/15/23	551
1,094	Series 2571, Class SY, IF, 18.005%, 12/15/32	1,475
1,988	Series 2574, Class HP, 5.000%, 02/15/18	2,125
8,791	Series 2575, Class ME, 6.000%, 02/15/33	10,033
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,656
1,386	Series 2586, Class WI, IO, 6.500%, 03/15/33	251
1,086	Series 2594, Class VQ, 6.000%, 08/15/20	1,095
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,670
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,276
931	Series 2597, Class AD, 6.500%, 03/15/32	956
332	Series 2597, Class DS, IF, IO, 7.302%, 02/15/33	16
428	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	17
1,522	Series 2610, Class DS, IF, IO, 6.852%, 03/15/33	40
579	Series 2611, Class SH, IF, IO, 7.402%, 10/15/21	6
1,356	Series 2611, Class UH, 4.500%, 05/15/18	1,435
3,334	Series 2617, Class GR, 4.500%, 05/15/18	3,561
117	Series 2619, Class HR, 3.500%, 11/15/31	120
141	Series 2619, Class IM, IO, 5.000%, 10/15/21	1
4,304	Series 2626, Class NS, IF, IO, 6.302%, 06/15/23	391
1,630	Series 2629, Class BY, IO, 4.500%, 03/15/18	96
404	Series 2630, Class S, IF, IO, 6.902%, 01/15/17	3
7,099	Series 2631, Class LC, 4.500%, 06/15/18	7,610
6,032	Series 2631, Class SA, IF, 14.396%, 06/15/33	6,718
11,167	Series 2636, Class Z, 4.500%, 06/15/18	11,925
1,428	Series 2637, Class SA, IF, IO, 5.852%, 06/15/18	141
867	Series 2638, Class DS, IF, 8.352%, 07/15/23	946
1,095	Series 2640, Class UG, IO, 5.000%, 01/15/32	83
4,467	Series 2640, Class UP, IO, 5.000%, 01/15/32	322
14	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
798	Series 2640, Class VE, 3.250%, 07/15/22	820
686	Series 2642, Class SL, IF, 6.677%, 07/15/33	665
976	Series 2649, Class QE, 4.500%, 08/15/17	982
668	Series 2650, Class PO, PO, 12/15/32	628
3,128	Series 2650, Class SO, PO, 12/15/32	2,930
11,083	Series 2651, Class VZ, 4.500%, 07/15/18	11,831
7,762	Series 2653, Class PZ, 5.000%, 07/15/33	8,852
3,623	Series 2655, Class EO, PO, 02/15/33	3,381
933	Series 2658, Class PE, 4.500%, 11/15/16	942
521	Series 2667, Class SW, IF, 6.561%, 01/15/18	537
1,915	Series 2671, Class S, IF, 14.304%, 09/15/33	2,129
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,855
142	Series 2672, Class SJ, IF, 6.935%, 09/15/16	143
11,151	Series 2675, Class CK, 4.000%, 09/15/18	11,813
147	Series 2676, Class TS, IF, 15.735%, 01/15/32	149

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,771
2,304	Series 2682, Class YS, IF, 8.631%, 10/15/33	2,258
18,000	Series 2684, Class PO, PO, 01/15/33	16,509
31	Series 2684, Class SN, HB, IF, 27.011%, 10/15/33	33
555	Series 2684, Class TO, PO, 10/15/33	543
507	Series 2686, Class NS, IF, IO, 7.352%, 10/15/21	12
10,970	Series 2690, Class SJ, IF, 8.778%, 10/15/33	10,876
219	Series 2691, Class SE, IF, 9.196%, 12/15/28	220
707	Series 2691, Class SM, IF, 8.778%, 10/15/33	696
966	Series 2691, Class WS, IF, 8.628%, 10/15/33	948
2,124	Series 2692, Class SC, IF, 12.791%, 07/15/33	2,382
253	Series 2694, Class SQ, IF, 8.631%, 10/15/33	248
866	Series 2695, Class DE, 4.000%, 01/15/17	877
1,756	Series 2695, Class OB, PO, 10/15/33	1,493
413	Series 2696, Class CO, PO, 10/15/18	386
50	Series 2697, Class LE, 4.500%, 11/15/20	50
996	Series 2698, Class SV, IF, 8.628%, 11/15/33	978
3,626	Series 2700, Class S, IF, 8.628%, 11/15/33	3,577
1,791	Series 2702, Class PC, 5.000%, 01/15/23	1,900
964	Series 2705, Class SC, IF, 8.628%, 11/15/33	947
1,546	Series 2705, Class SD, IF, 8.681%, 11/15/33	1,463
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,124
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,684
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,254
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,405
4,241	Series 2716, Class UN, 4.500%, 12/15/23	4,609
1,826	Series 2720, Class PC, 5.000%, 12/15/23	1,981
3,186	Series 2725, Class OP, PO, 10/15/33	2,940
12,595	Series 2727, Class BS, IF, 8.703%, 01/15/34	12,407
10,505	Series 2733, Class SB, IF, 7.787%, 10/15/33	10,531
1,252	Series 2743, Class HD, 4.500%, 08/15/17	1,281
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,480
54	Series 2744, Class PD, 5.500%, 08/15/33	54
2,535	Series 2744, Class PE, 5.500%, 02/15/34	2,764
4,942	Series 2744, Class TU, 5.500%, 05/15/32	5,240
2,491	Series 2748, Class KO, PO, 10/15/23	2,363
965	Series 2755, Class PA, PO, 02/15/29	952
1,705	Series 2755, Class SA, IF, 13.704%, 05/15/30	1,881
3,857	Series 2758, Class AO, PO, 03/15/19	3,691
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,612
222	Series 2771, Class FG, VAR, 03/15/34	213
123	Series 2776, Class SK, IF, 8.703%, 04/15/34	124
5,067	Series 2777, Class KO, PO, 02/15/33	4,772
1,252	Series 2778, Class US, IF, IO, 6.952%, 06/15/33	33
329	Series 2780, Class JG, 4.500%, 04/15/19	342
971	Series 2780, Class SY, IF, 15.955%, 11/15/33	1,198
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,624
538	Series 2809, Class UB, 4.000%, 09/15/17	544
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,140
643	Series 2812, Class AB, 4.500%, 10/15/18	660
3,310	Series 2812, Class NO, PO, 10/15/33	2,817
5,492	Series 2827, Class QE, 5.500%, 03/15/33	5,796
2,623	Series 2835, Class BO, PO, 12/15/28	2,543
505	Series 2835, Class QO, PO, 12/15/32	459
465	Series 2840, Class JO, PO, 06/15/23	451
542	Series 2863, Class JA, 4.500%, 09/15/19	565

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,663	Series 2864, Class GB, 4.000%, 09/15/19	1,765
661	Series 2903, Class UZ, 5.500%, 07/15/31	668
2,824	Series 2903, Class Z, 5.000%, 12/15/24	3,122
7,355	Series 2921, Class MD, 5.000%, 06/15/33	7,663
8,670	Series 2922, Class JN, 4.500%, 02/15/20	9,229
1,912	Series 2929, Class MS, HB, IF, 27.069%, 02/15/35	2,888
12,484	Series 2934, Class EC, PO, 02/15/20	11,820
630	Series 2934, Class EN, PO, 02/15/18	615
3,719	Series 2934, Class HI, IO, 5.000%, 02/15/20	412
2,686	Series 2934, Class KI, IO, 5.000%, 02/15/20	294
1,395	Series 2945, Class SA, IF, 11.848%, 03/15/20	1,504
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,558
1,228	Series 2967, Class S, HB, IF, 32.462%, 04/15/25	1,847
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,222
5,000	Series 2968, Class MD, 5.500%, 12/15/33	5,488
3,548	Series 2981, Class FA, VAR, 0.648%, 05/15/35	3,553
3,318	Series 2988, Class AF, VAR, 0.548%, 06/15/35	3,319
1,248	Series 2988, Class GS, IF, 16.005%, 06/15/35	1,375
172	Series 2988, Class SD, IF, 15.880%, 03/15/35	184
640	Series 2989, Class PO, PO, 06/15/23	620
1,772	Series 2990, Class GO, PO, 02/15/35	1,495
4,837	Series 2990, Class LK, VAR, 0.618%, 10/15/34	4,847
3,872	Series 2990, Class SL, HB, IF, 23.584%, 06/15/34	5,484
1,456	Series 2990, Class WP, IF, 16.388%, 06/15/35	1,700
4,085	Series 2991, Class EG, 5.500%, 11/15/34	4,232
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,653
9,809	Series 2995, Class FK, VAR, 0.498%, 05/15/34	9,808
521	Series 2996, Class SL, IF, 15.150%, 06/15/35	540
6,000	Series 2999, Class NC, 4.500%, 12/15/18	6,168
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,935
436	Series 3007, Class AI, IO, 5.500%, 07/15/24	34
302	Series 3014, Class OD, PO, 08/15/35	266
676	Series 3022, Class SX, IF, 16.255%, 08/15/25	814
1,770	Series 3029, Class SO, PO, 09/15/35	1,581
144	Series 3034, Class FB, VAR, 0.000%, 09/15/35	122
4,306	Series 3042, Class PF, VAR, 0.498%, 08/15/35	4,306
41	Series 3044, Class GU, VAR, 0.000%, 10/15/35	40
108	Series 3044, Class VO, PO, 10/15/35	103
1,774	Series 3047, Class OB, 5.500%, 12/15/33	1,871
18,860	Series 3049, Class XF, VAR, 0.598%, 05/15/33	18,902
1,510	Series 3051, Class DP, HB, IF, 26.937%, 10/15/25	2,174
120	Series 3058, Class YO, PO, 10/15/35	108
1,096	Series 3064, Class OB, 5.500%, 07/15/29	1,122
1,557	Series 3064, Class SG, IF, 19.174%, 11/15/35	2,266
5,937	Series 3065, Class DF, VAR, 0.628%, 04/15/35	5,950
798	Series 3068, Class AO, PO, 01/15/35	773
3,985	Series 3077, Class TO, PO, 04/15/35	3,478
6,408	Series 3085, Class WF, VAR, 1.048%, 08/15/35	6,486
455	Series 3100, Class MA, VAR, 3.688%, 12/15/35	446
7,798	Series 3101, Class UZ, 6.000%, 01/15/36	8,975
6,805	Series 3102, Class FB, VAR, 0.548%, 01/15/36	6,822
738	Series 3102, Class HS, HB, IF, 23.658%, 01/15/36	1,042
7,968	Series 3117, Class AO, PO, 02/15/36	7,275
1,636	Series 3117, Class EO, PO, 02/15/36	1,533
2,566	Series 3117, Class OG, PO, 02/15/36	2,334
1,580	Series 3117, Class OK, PO, 02/15/36	1,421

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,883	Series 3122, Class OH, PO, 03/15/36	4,443
4,563	Series 3122, Class OP, PO, 03/15/36	4,169
129	Series 3122, Class ZB, 6.000%, 03/15/36	141
642	Series 3134, Class PO, PO, 03/15/36	582
4,571	Series 3137, Class XP, 6.000%, 04/15/36	5,158
3,492	Series 3138, Class PO, PO, 04/15/36	3,217
9,157	Series 3147, Class PO, PO, 04/15/36	8,322
562	Series 3149, Class SO, PO, 05/15/36	445
2,051	Series 3151, Class PO, PO, 05/15/36	1,944
4,133	Series 3153, Class EO, PO, 05/15/36	3,697
1,226	Series 3162, Class OB, 6.000%, 11/15/30	1,241
2,400	Series 3164, Class MG, 6.000%, 06/15/36	2,723
6,662	Series 3171, Class MO, PO, 06/15/36	6,021
1,149	Series 3174, Class PX, 5.000%, 06/15/17	1,267
2,982	Series 3179, Class OA, PO, 07/15/36	2,741
3,886	Series 3181, Class AZ, 6.500%, 07/15/36	4,605
7,092	Series 3184, Class OA, PO, 02/15/33	6,770
7,300	Series 3189, Class PC, 6.000%, 08/15/35	8,057
2,786	Series 3194, Class SA, IF, IO, 6.852%, 07/15/36	389
6,677	Series 3195, Class PD, 6.500%, 07/15/36	7,516
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,973
2,885	Series 3200, Class PO, PO, 08/15/36	2,491
28,794	Series 3202, Class HI, IF, IO, 6.402%, 08/15/36	4,467
1,372	Series 3213, Class OA, PO, 09/15/36	1,213
1,056	Series 3218, Class AO, PO, 09/15/36	928
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,844
9,694	Series 3219, Class DI, IO, 6.000%, 04/15/36	1,472
3,007	Series 3225, Class EO, PO, 10/15/36	2,572
3,968	Series 3232, Class ST, IF, IO, 6.452%, 10/15/36	598
1,180	Series 3233, Class OP, PO, 05/15/36	1,107
438	Series 3253, Class A, 5.000%, 08/15/20	453
17,419	Series 3253, Class PO, PO, 12/15/21	16,562
1,229	Series 3256, Class PO, PO, 12/15/36	1,092
2,371	Series 3260, Class CS, IF, IO, 5.892%, 01/15/37	346
1,176	Series 3261, Class OA, PO, 01/15/37	1,027
97	Series 3263, Class TP, VAR, 0.000%, 08/15/35	97
9,000	Series 3266, Class D, 5.000%, 01/15/22	9,925
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,097
1,736	Series 3274, Class JO, PO, 02/15/37	1,607
4,805	Series 3275, Class FL, VAR, 0.688%, 02/15/37	4,819
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,306
2,546	Series 3286, Class PO, PO, 03/15/37	2,330
4,494	Series 3290, Class SB, IF, IO, 6.202%, 03/15/37	698
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,455
3,718	Series 3305, Class MG, IF, 2.468%, 07/15/34	3,844
6,545	Series 3315, Class HZ, 6.000%, 05/15/37	7,797
3,403	Series 3316, Class PO, PO, 05/15/37	2,968
278	Series 3318, Class AO, PO, 05/15/37	254
1,620	Series 3326, Class JO, PO, 06/15/37	1,482
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,734
2,905	Series 3329, Class WK, 6.000%, 12/15/31	2,983
2,190	Series 3331, Class PO, PO, 06/15/37	1,996
1,616	Series 3334, Class MC, 5.000%, 04/15/33	1,635
7,904	Series 3344, Class FT, VAR, 0.598%, 07/15/34	7,920
3,463	Series 3344, Class SL, IF, IO, 6.352%, 07/15/37	525
1,573	Series 3365, Class PO, PO, 09/15/37	1,402

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,072	Series 3369, Class VA, 6.000%, 07/15/18	3,265
1,336	Series 3371, Class FA, VAR, 0.848%, 09/15/37	1,346
2,058	Series 3373, Class TO, PO, 04/15/37	1,845
15,516	Series 3383, Class SA, IF, IO, 6.202%, 11/15/37	2,471
20,049	Series 3387, Class SA, IF, IO, 6.172%, 11/15/37	2,530
2,329	Series 3389, Class DQ, 5.750%, 10/15/35	2,518
4,915	Series 3393, Class JO, PO, 09/15/32	4,020
5,075	Series 3398, Class PO, PO, 01/15/36	4,641
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,481
20,710	Series 3404, Class SC, IF, IO, 5.752%, 01/15/38	2,698
1,121	Series 3422, Class SE, IF, 16.830%, 02/15/38	1,342
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,420
10,259	Series 3424, Class PI, IF, IO, 6.552%, 04/15/38	1,756
11,377	Series 3430, Class AI, IO, 1.417%, 09/15/12	82
512	Series 3443, Class SY, IF, 9.000%, 03/15/37	566
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,791
6,794	Series 3455, Class SE, IF, IO, 5.952%, 06/15/38	866
2,515	Series 3461, Class LZ, 6.000%, 06/15/38	2,876
7,361	Series 3461, Class Z, 6.000%, 06/15/38	8,843
12,580	Series 3481, Class SJ, IF, IO, 5.602%, 08/15/38	1,663
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,098
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,079
10,729	Series 3505, Class SA, IF, IO, 5.752%, 01/15/39	1,308
2,845	Series 3510, Class OD, PO, 02/15/37	2,459
10,389	Series 3511, Class SA, IF, IO, 5.752%, 02/15/39	1,272
2,169	Series 3515, Class PI, IO, 5.500%, 07/15/37	260
2,834	Series 3523, Class SD, IF, 18.981%, 06/15/36	3,578
15,399	Series 3531, Class SA, IF, IO, 6.052%, 05/15/39	1,937
10,436	Series 3531, Class SM, IF, IO, 5.852%, 05/15/39	1,573
3,558	Series 3546, Class A, VAR, 5.882%, 02/15/39	3,815
11,855	Series 3549, Class FA, VAR, 1.448%, 07/15/39	11,932
5,279	Series 3564, Class JA, 4.000%, 01/15/18	5,578
5,750	Series 3607, Class AO, PO, 04/15/36	5,225
10,538	Series 3607, Class BO, PO, 04/15/36	9,577
4,820	Series 3607, Class EO, PO, 02/15/33	4,494
7,072	Series 3607, Class OP, PO, 07/15/37	6,280
12,880	Series 3607, Class PO, PO, 05/15/37	10,956
5,053	Series 3607, Class TO, PO, 10/15/39	4,479
16,047	Series 3608, Class SC, IF, IO, 6.002%, 12/15/39	2,151
10,850	Series 3611, Class PO, PO, 07/15/34	9,899
7,565	Series 3621, Class BO, PO, 01/15/40	6,974
4,600	Series 3632, Class BS, IF, 16.674%, 02/15/40	7,252
2,849	Series 3645, Class KZ, 5.500%, 08/15/36	3,301
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,728
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,645
3,812	Series 3659, Class VE, 5.000%, 03/15/26	4,272
11,874	Series 3666, Class VA, 5.500%, 12/15/22	13,313
24,382	Series 3680, Class MA, 4.500%, 07/15/39	26,383
7,000	Series 3684, Class CY, 4.500%, 06/15/25	7,789
18,261	Series 3687, Class MA, 4.500%, 02/15/37	19,561
8,433	Series 3688, Class CU, VAR, 6.816%, 11/15/21	9,746
30,295	Series 3688, Class GT, VAR, 7.155%, 11/15/46	36,166
82,763	Series 3704, Class CT, 7.000%, 12/15/36	97,216
37,119	Series 3704, Class DT, 7.500%, 11/15/36	43,854
34,706	Series 3704, Class ET, 7.500%, 12/15/36	40,785
22,130	Series 3740, Class SB, IF, IO, 5.752%, 10/15/40	4,419

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
22,722	Series 3740, Class SC, IF, IO, 5.752%, 10/15/40	4,035
51,550	Series 3747, Class HI, IO, 4.500%, 07/15/37	5,752
29,718	Series 3756, Class IP, IO, 4.000%, 08/15/35	2,218
39,622	Series 3759, Class HI, IO, 4.000%, 08/15/37	5,186
32,912	Series 3760, Class GI, IO, 4.000%, 10/15/37	4,787
23,564	Series 3760, Class NI, IO, 4.000%, 10/15/37	2,773
18,653	Series 3779, Class IH, IO, 4.000%, 11/15/34	2,144
14,994	Series 3795, Class EI, IO, 5.000%, 10/15/39	2,496
7,891	Series 3798, Class BF, VAR, 0.548%, 06/15/24	7,897
12,246	Series 3800, Class AI, IO, 4.000%, 11/15/29	1,510
73,322	Series 3802, Class LS, IF, IO, 4.423%, 01/15/40	4,674
31,221	Series 3819, Class ZQ, 6.000%, 04/15/36	36,493
9,842	Series 3852, Class QN, IF, 5.500%, 05/15/41	10,609
24,527	Series 3852, Class TP, IF, 5.500%, 05/15/41	26,896
8,430	Series 3860, Class PZ, 5.000%, 05/15/41	9,408
9,503	Series 3895, Class WA, VAR, 5.691%, 10/15/38	10,655
26,000	Series 3957, Class B, 4.000%, 11/15/41	27,601
14,387	Series R006, Class ZA, 6.000%, 04/15/36	16,816
19,458	Series R007, Class ZA, 6.000%, 05/15/36	22,862
	Federal Home Loan Mortgage Corp. STRIPS,
6	Series 134, Class B, IO, 9.000%, 04/01/22	1
4,290	Series 197, Class PO, PO, 04/01/28	3,822
11,850	Series 233, Class 11, IO, 5.000%, 09/15/35	1,709
9,625	Series 233, Class 12, IO, 5.000%, 09/15/35	1,368
18,763	Series 233, Class 13, IO, 5.000%, 09/15/35	2,721
55,483	Series 239, Class S30, IF, IO, 7.452%, 08/15/36	8,778
5,493	Series 243, Class 16, IO, 4.500%, 11/15/20	392
3,506	Series 243, Class 17, IO, 4.500%, 12/15/20	256
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,267	Series T-41, Class 3A, VAR, 7.018%, 07/25/32	1,430
5,306	Series T-42, Class A5, 7.500%, 02/25/42	6,333
3,735	Series T-48, Class 1A, VAR, 6.475%, 07/25/33	4,216
817	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	969
4,999	Series T-54, Class 2A, 6.500%, 02/25/43	5,587
1,713	Series T-54, Class 3A, 7.000%, 02/25/43	2,004
12,172	Series T-56, Class A5, 5.231%, 05/25/43	13,167
1,385	Series T-57, Class 1A3, 7.500%, 07/25/43	1,616
529	Series T-57, Class 1AP, PO, 07/25/43	382
6,830	Series T-58, Class 4A, 7.500%, 09/25/43	8,046
635	Series T-58, Class APO, PO, 09/25/43	486
6,639	Series T-59, Class 1A2, 7.000%, 10/25/43	7,623
724	Series T-59, Class 1AP, PO, 10/25/43	571
33,069	Series T-76, Class 2A, VAR, 4.756%, 10/25/37	34,005
6,910	Federal National Mortgage Association, Series 2010-M7, Class A2, 3.655%, 11/25/20	7,366
	Federal National Mortgage Association - ACES,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	24,145
10,000	Series 2011-M1, Class A3, 3.763%, 06/25/21	10,724
8,664	Series 2011-M2, Class A2, 3.645%, 07/25/21	9,053
58,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	61,420
32,200	Series 2011-M4, Class A2, 3.726%, 06/25/21	34,473
6,845	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,858
	Federal National Mortgage Association Grantor Trust,
2,427	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,733
2,884	Series 2001-T10, Class A2, 7.500%, 12/25/41	3,372
2,753	Series 2001-T3, Class A1, 7.500%, 11/25/40	3,244

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,125		Series 2002-T16, Class A2, 7.000%, 07/25/42	3,646
940		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,063
6,799		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	7,895
3,771		Series 2004-T2, Class 2A, VAR, 3.550%, 07/25/43	4,003
9,681		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	11,182
3,748		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,348
1,000		Series 2004-T3, Class PT1, VAR, 8.048%, 01/25/44	1,143
		Federal National Mortgage Association REMICS,
18		Series 1988-7, Class Z, 9.250%, 04/25/18	21
79		Series 1989-70, Class G, 8.000%, 10/25/19	89
36		Series 1989-78, Class H, 9.400%, 11/25/19	41
33		Series 1989-83, Class H, 8.500%, 11/25/19	38
34		Series 1989-89, Class H, 9.000%, 11/25/19	40
20		Series 1990-1, Class D, 8.800%, 01/25/20	23
9		Series 1990-7, Class B, 8.500%, 01/25/20	10
11		Series 1990-60, Class K, 5.500%, 06/25/20	12
17		Series 1990-63, Class H, 9.500%, 06/25/20	20
12		Series 1990-93, Class G, 5.500%, 08/25/20	13
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
89		Series 1990-102, Class J, 6.500%, 08/25/20	97
69		Series 1990-120, Class H, 9.000%, 10/25/20	79
10		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	15
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
22		Series 1991-24, Class Z, 5.000%, 03/25/21	24
23		Series 1991-42, Class S, IF, 17.183%, 05/25/21	29
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
595		Series 1992-117, Class MA, 8.000%, 07/25/22	680
97		Series 1992-136, Class PK, 6.000%, 08/25/22	107
118		Series 1992-143, Class MA, 5.500%, 09/25/22	131
704		Series 1992-150, Class M, 8.000%, 09/25/22	819
244		Series 1992-163, Class M, 7.750%, 09/25/22	279
347		Series 1992-188, Class PZ, 7.500%, 10/25/22	396
166		Series 1993-21, Class KA, 7.700%, 03/25/23	190
426		Series 1993-25, Class J, 7.500%, 03/25/23	488
66		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	79
1,023		Series 1993-37, Class PX, 7.000%, 03/25/23	1,160
362		Series 1993-54, Class Z, 7.000%, 04/25/23	410
4,084		Series 1993-56, Class PZ, 7.000%, 05/25/23	4,652
174		Series 1993-62, Class SA, IF, 17.556%, 04/25/23	248
2,183		Series 1993-99, Class Z, 7.000%, 07/25/23	2,477
99		Series 1993-122, Class M, 6.500%, 07/25/23	110
1,994		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	2,237
3,112		Series 1993-141, Class Z, 7.000%, 08/25/23	3,531
91		Series 1993-165, Class SD, IF, 12.149%, 09/25/23	107
114		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	140
41		Series 1993-167, Class GA, 7.000%, 09/25/23	41
164		Series 1993-178, Class PK, 6.500%, 09/25/23	183
76		Series 1993-179, Class SB, HB, IF, 24.167%, 10/25/23	115
51		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	56
3,023		Series 1993-183, Class KA, 6.500%, 10/25/23	3,428
1,221		Series 1993-189, Class PL, 6.500%, 10/25/23	1,385
211		Series 1993-199, Class FA, VAR, 0.831%, 10/25/23	212
144		Series 1993-205, Class H, PO, 09/25/23	128
120		Series 1993-220, Class SG, IF, 15.437%, 11/25/13	131

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
82	Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	97
224	Series 1993-225, Class UB, 6.500%, 12/25/23	247
64	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	64
217	Series 1993-247, Class FE, VAR, 1.281%, 12/25/23	222
266	Series 1993-247, Class SA, HB, IF, 25.359%, 12/25/23	400
101	Series 1993-247, Class SU, IF, 11.674%, 12/25/23	119
762	Series 1993-250, Class Z, 7.000%, 12/25/23	800
907	Series 1993-257, Class C, PO, 06/25/23	902
16	Series 1994-9, Class E, PO, 11/25/23	14
864	Series 1994-37, Class L, 6.500%, 03/25/24	1,004
4,176	Series 1994-40, Class Z, 6.500%, 03/25/24	4,649
5,986	Series 1994-62, Class PK, 7.000%, 04/25/24	6,912
2,941	Series 1994-63, Class PK, 7.000%, 04/25/24	3,344
129	Series 1995-2, Class Z, 8.500%, 01/25/25	149
373	Series 1995-19, Class Z, 6.500%, 11/25/23	444
1,569	Series 1996-14, Class SE, IF, IO, 8.550%, 08/25/23	349
61	Series 1996-27, Class FC, VAR, 0.781%, 03/25/17	61
1,223	Series 1996-48, Class Z, 7.000%, 11/25/26	1,400
160	Series 1996-59, Class J, 6.500%, 08/25/22	177
136	Series 1996-59, Class K, 6.500%, 07/25/23	139
343	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	12
1,197	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	43
246	Series 1997-27, Class J, 7.500%, 04/18/27	277
270	Series 1997-29, Class J, 7.500%, 04/20/27	301
874	Series 1997-32, Class PG, 6.500%, 04/25/27	1,020
1,059	Series 1997-39, Class PD, 7.500%, 05/20/27	1,221
183	Series 1997-42, Class EN, 7.250%, 07/18/27	189
90	Series 1997-42, Class ZC, 6.500%, 07/18/27	103
1,431	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,612
394	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	70
56	Series 1998-4, Class C, PO, 04/25/23	51
960	Series 1998-36, Class ZB, 6.000%, 07/18/28	1,081
304	Series 1998-43, Class SA, IF, IO, 18.473%, 04/25/23	140
496	Series 1998-66, Class SB, IF, IO, 7.893%, 12/25/28	103
280	Series 1999-17, Class C, 6.350%, 04/25/29	320
1,664	Series 1999-18, Class Z, 5.500%, 04/18/29	1,835
473	Series 1999-38, Class SK, IF, IO, 7.793%, 08/25/23	72
142	Series 1999-52, Class NS, HB, IF, 22.660%, 10/25/23	209
369	Series 1999-62, Class PB, 7.500%, 12/18/29	429
2,023	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,350
543	Series 2000-20, Class SA, IF, IO, 8.843%, 07/25/30	143
89	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	20
709	Series 2001-4, Class PC, 7.000%, 03/25/21	773
291	Series 2001-5, Class OW, 6.000%, 03/25/16	301
312	Series 2001-7, Class PF, 7.000%, 03/25/31	363
830	Series 2001-7, Class PR, 6.000%, 03/25/16	863
813	Series 2001-10, Class PR, 6.000%, 04/25/16	844
854	Series 2001-30, Class PM, 7.000%, 07/25/31	993
2,064	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	459
1,521	Series 2001-36, Class DE, 7.000%, 08/25/31	1,770
1,936	Series 2001-44, Class MY, 7.000%, 09/25/31	2,250
555	Series 2001-44, Class PD, 7.000%, 09/25/31	646
383	Series 2001-44, Class PU, 7.000%, 09/25/31	446
4,666	Series 2001-48, Class Z, 6.500%, 09/25/21	5,190
533	Series 2001-49, Class Z, 6.500%, 09/25/31	614
249	Series 2001-52, Class KB, 6.500%, 10/25/31	286

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
669	Series 2001-52, Class XN, 6.500%, 11/25/15	717
4,213	Series 2001-60, Class PX, 6.000%, 11/25/31	4,768
1,158	Series 2001-60, Class QS, HB, IF, 23.600%, 09/25/31	1,735
2,921	Series 2001-61, Class Z, 7.000%, 11/25/31	3,397
810	Series 2001-71, Class MB, 6.000%, 12/25/16	868
1,405	Series 2001-71, Class QE, 6.000%, 12/25/16	1,503
189	Series 2001-72, Class SX, IF, 16.867%, 12/25/31	246
4,519	Series 2001-74, Class MB, 6.000%, 12/25/16	4,844
133	Series 2001-80, Class PE, 6.000%, 07/25/29	134
153	Series 2001-81, Class LO, PO, 01/25/32	135
1,412	Series 2002-1, Class G, 7.000%, 07/25/23	1,608
718	Series 2002-1, Class HC, 6.500%, 02/25/22	767
485	Series 2002-1, Class SA, HB, IF, 24.352%, 02/25/32	718
217	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	317
1,210	Series 2002-2, Class UC, 6.000%, 02/25/17	1,298
3,107	Series 2002-3, Class OG, 6.000%, 02/25/17	3,325
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,240
549	Series 2002-7, Class OG, 6.000%, 03/25/17	588
1,792	Series 2002-7, Class TG, 6.000%, 03/25/17	1,914
593	Series 2002-11, Class QG, 5.500%, 03/25/17	629
2,693	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	126
45	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	49
9,206	Series 2002-15, Class ZA, 6.000%, 04/25/32	10,378
2,926	Series 2002-16, Class PG, 6.000%, 04/25/17	3,183
3,367	Series 2002-18, Class PC, 5.500%, 04/25/17	3,488
546	Series 2002-19, Class PE, 6.000%, 04/25/17	584
118	Series 2002-21, Class LO, PO, 04/25/32	105
1,611	Series 2002-21, Class PE, 6.500%, 04/25/32	1,817
2,108	Series 2002-24, Class AJ, 6.000%, 04/25/17	2,301
3,004	Series 2002-28, Class PK, 6.500%, 05/25/32	3,457
1,108	Series 2002-31, Class S, IF, 18.703%, 05/25/17	1,341
1,389	Series 2002-37, Class Z, 6.500%, 06/25/32	1,598
6,481	Series 2002-38, Class QE, 6.000%, 06/25/17	6,929
843	Series 2002-42, Class C, 6.000%, 07/25/17	909
3,555	Series 2002-48, Class GH, 6.500%, 08/25/32	4,015
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,550
429	Series 2002-55, Class QE, 5.500%, 09/25/17	458
6,017	Series 2002-56, Class UC, 5.500%, 09/25/17	6,442
2,370	Series 2002-57, Class AE, 5.500%, 09/25/17	2,532
571	Series 2002-63, Class KC, 5.000%, 10/25/17	608
709	Series 2002-71, Class AP, 5.000%, 11/25/32	777
5,173	Series 2002-71, Class KM, 5.000%, 11/25/17	5,517
788	Series 2002-77, Class S, IF, 14.012%, 12/25/32	872
14,374	Series 2002-78, Class Z, 5.500%, 12/25/32	16,107
5,905	Series 2002-81, Class JO, PO, 04/25/32	5,712
1,727	Series 2002-83, Class CS, 6.881%, 08/25/23	1,959
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,845
1,328	Series 2002-90, Class A1, 6.500%, 06/25/42	1,536
145	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	6
5,755	Series 2002-94, Class BK, 5.500%, 01/25/18	6,154
1,164	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,339
1,439	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	254
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,714
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,797
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,110
3,839	Series 2003-23, Class PG, 5.500%, 01/25/32	3,962

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
422	Series 2003-27, Class DW, 4.500%, 04/25/17	428
1,400	Series 2003-32, Class KC, 5.000%, 05/25/18	1,501
5,351	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	809
2,512	Series 2003-34, Class AX, 6.000%, 05/25/33	2,831
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,678
640	Series 2003-34, Class GB, 6.000%, 03/25/33	742
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,428
709	Series 2003-35, Class EA, PO, 05/25/33	628
633	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	108
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,217
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,146
1,044	Series 2003-42, Class GB, 4.000%, 05/25/33	1,119
680	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	39
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,141
1,070	Series 2003-52, Class SX, HB, IF, 22.178%, 10/25/31	1,617
3,689	Series 2003-56, Class AZ, 5.500%, 08/25/31	3,806
1,980	Series 2003-64, Class SX, IF, 13.135%, 07/25/33	2,129
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,457
60	Series 2003-67, Class VQ, 7.000%, 01/25/19	61
119	Series 2003-68, Class QP, 3.000%, 07/25/22	121
3,517	Series 2003-71, Class DS, IF, 7.139%, 08/25/33	3,368
15,214	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	2,285
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,748
2,153	Series 2003-73, Class HF, VAR, 0.707%, 01/25/31	2,155
377	Series 2003-74, Class SH, IF, 9.707%, 08/25/33	378
2,106	Series 2003-76, Class SH, IF, 13.686%, 09/25/31	2,417
5,314	Series 2003-80, Class SY, IF, IO, 7.393%, 06/25/23	610
6,734	Series 2003-81, Class HC, 4.750%, 09/25/18	7,211
1,580	Series 2003-81, Class LC, 4.500%, 09/25/18	1,707
1,898	Series 2003-82, Class VB, 5.500%, 08/25/33	2,102
7,637	Series 2003-83, Class PG, 5.000%, 06/25/23	8,188
1,199	Series 2003-91, Class SD, IF, 12.071%, 09/25/33	1,333
414	Series 2003-92, Class GA, 4.500%, 09/25/18	420
105	Series 2003-92, Class SH, IF, 9.184%, 09/25/18	109
18,785	Series 2003-105, Class AZ, 5.500%, 10/25/33	22,504
895	Series 2003-106, Class US, IF, 8.689%, 11/25/23	888
5,961	Series 2003-116, Class SB, IF, IO, 7.343%, 11/25/33	1,260
5,751	Series 2003-117, Class JB, 3.500%, 06/25/33	6,049
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,403
702	Series 2003-128, Class KE, 4.500%, 01/25/14	719
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,536
2,031	Series 2003-130, Class CS, IF, 13.586%, 12/25/33	2,377
1,016	Series 2003-130, Class SX, IF, 11.134%, 01/25/34	1,115
1,031	Series 2003-131, Class SK, IF, 15.686%, 01/25/34	1,276
522	Series 2003-132, Class OA, PO, 08/25/33	473
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,313
3,912	Series 2004-4, Class QI, IF, IO, 6.843%, 06/25/33	548
2,910	Series 2004-4, Class QM, IF, 13.686%, 06/25/33	3,420
2,617	Series 2004-10, Class SC, HB, IF, 27.571%, 02/25/34	3,645
1,535	Series 2004-14, Class SD, IF, 8.689%, 03/25/34	1,514
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	4,757
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,073
1,575	Series 2004-21, Class CO, PO, 04/25/34	1,343
375	Series 2004-22, Class A, 4.000%, 04/25/19	382
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,720
3,993	Series 2004-25, Class SA, IF, 18.818%, 04/25/34	5,187

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,717
6,468	Series 2004-28, Class PF, VAR, 0.657%, 03/25/34	6,494
10,065	Series 2004-36, Class FA, VAR, 0.657%, 05/25/34	10,113
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,453
4,304	Series 2004-36, Class SA, IF, 18.818%, 05/25/34	5,603
1,577	Series 2004-36, Class SN, IF, 13.686%, 07/25/33	1,863
7,051	Series 2004-46, Class EP, PO, 03/25/34	6,586
2,708	Series 2004-46, Class HS, IF, IO, 5.743%, 05/25/30	113
1,038	Series 2004-46, Class QB, HB, IF, 22.971%, 05/25/34	1,343
910	Series 2004-46, Class SK, IF, 15.793%, 05/25/34	1,090
9,014	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,257
1,035	Series 2004-51, Class SY, IF, 13.726%, 07/25/34	1,235
1,174	Series 2004-53, Class NC, 5.500%, 07/25/24	1,250
960	Series 2004-59, Class BG, PO, 12/25/32	902
766	Series 2004-61, Class CO, PO, 10/25/31	758
267	Series 2004-61, Class SH, HB, IF, 22.959%, 11/25/32	355
805	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	881
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,632
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,908
961	Series 2004-74, Class SW, IF, 14.997%, 11/25/31	1,232
2,251	Series 2004-76, Class CL, 4.000%, 10/25/19	2,384
3,837	Series 2004-79, Class S, IF, 19.093%, 08/25/32	4,850
1,283	Series 2004-79, Class SP, IF, 19.093%, 11/25/34	1,670
2,000	Series 2004-81, Class AC, 4.000%, 11/25/19	2,119
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,792
768	Series 2004-89, Class EA, IF, 12.752%, 01/25/34	823
1,412	Series 2004-92, Class BX, 5.500%, 09/25/34	1,564
101	Series 2004-92, Class JO, PO, 12/25/34	99
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,347
921	Series 2005-14, Class BA, 4.500%, 04/25/19	947
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,234
4,418	Series 2005-25, Class PF, VAR, 0.607%, 04/25/35	4,427
467	Series 2005-27, Class TH, 5.500%, 07/25/31	479
897	Series 2005-42, Class PS, IF, 16.357%, 05/25/35	1,079
781	Series 2005-45, Class BG, 4.500%, 06/25/25	799
309	Series 2005-52, Class PA, 6.500%, 06/25/35	337
4,054	Series 2005-56, Class S, IF, IO, 6.453%, 07/25/35	669
1,973	Series 2005-56, Class TP, IF, 17.378%, 08/25/33	2,738
1,342	Series 2005-57, Class CD, HB, IF, 24.160%, 01/25/35	1,825
390	Series 2005-57, Class DC, HB, IF, 20.939%, 12/25/34	500
6,515	Series 2005-57, Class EG, VAR, 0.557%, 03/25/35	6,519
1,000	Series 2005-59, Class SU, HB, IF, 24.214%, 06/25/35	1,544
1,154	Series 2005-66, Class SG, IF, 16.732%, 07/25/35	1,405
8,500	Series 2005-67, Class EY, 5.500%, 08/25/25	9,363
1,500	Series 2005-68, Class BC, 5.250%, 06/25/35	1,672
5,782	Series 2005-68, Class PG, 5.500%, 08/25/35	6,598
2,500	Series 2005-68, Class UC, 5.000%, 06/25/35	2,770
6,094	Series 2005-72, Class SB, IF, 16.232%, 08/25/35	7,225
1,761	Series 2005-73, Class PS, IF, 16.057%, 08/25/35	2,133
9,670	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,911
1,507	Series 2005-74, Class CP, HB, IF, 23.807%, 05/25/35	2,194
6,566	Series 2005-74, Class CS, IF, 19.313%, 05/25/35	8,659
4,514	Series 2005-74, Class SK, IF, 19.423%, 05/25/35	5,968
966	Series 2005-75, Class SV, HB, IF, 23.171%, 09/25/35	1,259
7,014	Series 2005-84, Class XM, 5.750%, 10/25/35	7,912
70	Series 2005-86, Class GB, 5.000%, 10/25/35	70

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,328	Series 2005-90, Class ES, IF, 16.232%, 10/25/35	2,815
1,392	Series 2005-90, Class PO, PO, 09/25/35	1,293
5,506	Series 2005-93, Class MF, VAR, 0.507%, 08/25/34	5,506
12,069	Series 2005-106, Class US, HB, IF, 23.624%, 11/25/35	17,632
3,682	Series 2005-109, Class PB, 6.000%, 01/25/34	3,814
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,171
11,247	Series 2005-110, Class GJ, 5.500%, 11/25/30	11,707
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,635
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,682
2,056	Series 2005-110, Class MJ, 5.500%, 01/25/33	2,140
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,257
1,193	Series 2005-116, Class PB, 6.000%, 04/25/34	1,288
8,217	Series 2005-118, Class ME, 6.000%, 01/25/32	8,258
22,000	Series 2005-118, Class PN, 6.000%, 01/25/32	23,179
3,350	Series 2005-121, Class DX, 5.500%, 01/25/26	3,772
5,000	Series 2005-123, Class FG, VAR, 0.707%, 07/25/34	4,994
4,000	Series 2006-7, Class TC, 6.000%, 09/25/33	4,189
6,855	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,022
1,203	Series 2006-11, Class PS, HB, IF, 23.624%, 03/25/36	1,687
6,855	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,995
1,991	Series 2006-15, Class OT, PO, 01/25/36	1,909
4,101	Series 2006-16, Class FC, VAR, 0.557%, 03/25/36	4,114
6,855	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,892
983	Series 2006-16, Class OA, PO, 03/25/36	884
2,316	Series 2006-22, Class AO, PO, 04/25/36	2,020
3,244	Series 2006-23, Class FK, VAR, 0.507%, 04/25/36	3,244
1,761	Series 2006-23, Class KO, PO, 04/25/36	1,596
4,657	Series 2006-27, Class OH, PO, 04/25/36	4,265
1,025	Series 2006-33, Class LS, HB, IF, 28.993%, 05/25/36	1,650
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	18,748
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,277
2,035	Series 2006-42, Class CF, VAR, 0.707%, 06/25/36	2,043
3,715	Series 2006-43, Class DO, PO, 06/25/36	3,254
1,319	Series 2006-43, Class PO, PO, 06/25/36	1,224
3,314	Series 2006-43, Class VB, 6.500%, 10/25/17	3,436
12,396	Series 2006-44, Class FP, VAR, 0.657%, 06/25/36	12,437
2,295	Series 2006-44, Class GO, PO, 06/25/36	2,012
7,231	Series 2006-44, Class P, PO, 12/25/33	6,742
3,113	Series 2006-46, Class FW, VAR, 0.657%, 06/25/36	3,122
498	Series 2006-46, Class SW, HB, IF, 23.256%, 06/25/36	692
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,278
8,525	Series 2006-50, Class JO, PO, 06/25/36	7,947
11,754	Series 2006-50, Class PS, PO, 06/25/36	10,732
11,405	Series 2006-53, Class US, IF, IO, 6.323%, 06/25/36	1,542
17,756	Series 2006-56, Class FC, VAR, 0.547%, 07/25/36	17,802
6,623	Series 2006-56, Class PF, VAR, 0.607%, 07/25/36	6,647
866	Series 2006-58, Class AP, PO, 07/25/36	782
2,321	Series 2006-58, Class FL, VAR, 0.717%, 07/25/36	2,331
8,162	Series 2006-58, Class IG, IF, IO, 6.263%, 07/25/36	1,196
1,436	Series 2006-58, Class PO, PO, 07/25/36	1,267
130	Series 2006-59, Class CO, PO, 08/25/35	128
3,980	Series 2006-59, Class QO, PO, 01/25/33	3,661
1,073	Series 2006-60, Class AK, HB, IF, 27.771%, 07/25/36	1,595
5,979	Series 2006-60, Class DO, PO, 04/25/35	5,428
1,127	Series 2006-62, Class PS, HB, IF, 38.357%, 07/25/36	2,029
9,945	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,813

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,697	Series 2006-65, Class QO, PO, 07/25/36	2,382
2,075	Series 2006-66, Class NV, 6.500%, 02/25/24	2,133
15,824	Series 2006-71, Class ZL, 6.000%, 07/25/36	18,706
4,853	Series 2006-72, Class GO, PO, 08/25/36	4,224
1,340	Series 2006-72, Class TO, PO, 08/25/36	1,260
93	Series 2006-75, Class CM, 6.500%, 12/25/33	94
10,164	Series 2006-77, Class PC, 6.500%, 08/25/36	11,577
2,826	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,324
8,710	Series 2006-79, Class DF, VAR, 0.607%, 08/25/36	8,737
1,988	Series 2006-79, Class DO, PO, 08/25/36	1,751
1,790	Series 2006-79, Class OP, PO, 08/25/36	1,586
1,405	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,660
2,020	Series 2006-86, Class OB, PO, 09/25/36	1,798
1,892	Series 2006-90, Class AO, PO, 09/25/36	1,695
1,070	Series 2006-94, Class GK, HB, IF, 31.964%, 10/25/26	1,668
1,786	Series 2006-95, Class SG, HB, IF, 25.171%, 10/25/36	2,401
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	5,147
537	Series 2006-109, Class PO, PO, 11/25/36	476
5,773	Series 2006-110, Class PO, PO, 11/25/36	5,228
1,993	Series 2006-111, Class EO, PO, 11/25/36	1,823
2,916	Series 2006-113, Class PO, PO, 07/25/36	2,632
483	Series 2006-115, Class ES, HB, IF, 25.531%, 12/25/36	666
1,745	Series 2006-115, Class OK, PO, 12/25/36	1,555
15,048	Series 2006-117, Class GS, IF, IO, 6.393%, 12/25/36	2,449
4,601	Series 2006-118, Class A1, VAR, 0.317%, 12/25/36	4,583
14,942	Series 2006-118, Class A2, VAR, 0.317%, 12/25/36	14,315
2,046	Series 2006-119, Class PO, PO, 12/25/36	1,920
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,537
1,333	Series 2006-128, Class PO, PO, 01/25/37	1,123
6,036	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	948
724	Series 2007-1, Class SD, HB, IF, 37.457%, 02/25/37	1,212
231	Series 2007-2, Class FA, VAR, 0.457%, 02/25/37	231
1,916	Series 2007-2, Class HF, VAR, 0.607%, 08/25/36	1,918
6,218	Series 2007-7, Class SG, IF, IO, 6.243%, 08/25/36	1,130
7,144	Series 2007-10, Class FD, VAR, 0.507%, 02/25/37	7,148
24,216	Series 2007-14, Class ES, IF, IO, 6.183%, 03/25/37	3,661
2,309	Series 2007-14, Class OP, PO, 03/25/37	2,133
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,609
1,815	Series 2007-15, Class NO, PO, 03/25/22	1,702
13,590	Series 2007-16, Class FC, VAR, 1.007%, 03/25/37	13,374
2,658	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,216
1,761	Series 2007-22, Class SC, IF, IO, 5.823%, 03/25/37	246
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,920
4,897	Series 2007-28, Class EO, PO, 04/25/37	4,239
3,895	Series 2007-29, Class SG, HB, IF, 21.809%, 04/25/37	5,255
13,882	Series 2007-35, Class SI, IF, IO, 5.843%, 04/25/37	2,155
1,983	Series 2007-42, Class AO, PO, 05/25/37	1,842
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,747
5,041	Series 2007-43, Class FL, VAR, 0.557%, 05/25/37	5,046
1,105	Series 2007-47, Class PC, 5.000%, 07/25/33	1,130
21,121	Series 2007-53, Class SH, IF, IO, 5.843%, 06/25/37	2,983
29,235	Series 2007-54, Class FA, VAR, 0.657%, 06/25/37	29,323
4,240	Series 2007-54, Class WI, IF, IO, 5.843%, 06/25/37	612
36,902	Series 2007-60, Class AX, IF, IO, 6.893%, 07/25/37	5,772
2,951	Series 2007-62, Class SE, IF, 15.857%, 07/25/37	3,450
4,514	Series 2007-64, Class FB, VAR, 0.627%, 07/25/37	4,530

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
30,155	Series 2007-65, Class KI, IF, IO, 6.363%, 07/25/37	4,714
314	Series 2007-65, Class PA, 6.000%, 03/25/31	316
5,821	Series 2007-67, Class PO, PO, 07/25/37	5,173
3,823	Series 2007-70, Class Z, 5.500%, 07/25/37	4,373
38,028	Series 2007-72, Class EK, IF, IO, 6.143%, 07/25/37	5,548
1,380	Series 2007-75, Class EO, PO, 01/25/36	1,293
5,708	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,613
3,888	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,648
6,753	Series 2007-77, Class FG, VAR, 0.757%, 03/25/37	6,785
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,302
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,318
2,000	Series 2007-79, Class PC, 5.000%, 01/25/32	2,073
3,993	Series 2007-79, Class SB, HB, IF, 23.074%, 08/25/37	5,597
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,669
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	5,073
1,477	Series 2007-85, Class SL, IF, 15.507%, 09/25/37	1,719
9,365	Series 2007-88, Class VI, IF, IO, 6.283%, 09/25/37	1,580
9,413	Series 2007-91, Class ES, IF, IO, 6.203%, 10/25/37	1,503
2,731	Series 2007-92, Class YA, 6.500%, 06/25/37	3,089
4,552	Series 2007-92, Class YS, IF, IO, 5.523%, 06/25/37	622
3,416	Series 2007-97, Class FC, VAR, 0.757%, 07/25/37	3,432
6,815	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,243
515	Series 2007-97, Class MS, IF, 14.195%, 12/25/31	523
2,166	Series 2007-98, Class FB, VAR, 0.707%, 06/25/37	2,073
3,302	Series 2007-98, Class VA, 6.000%, 11/25/17	3,497
17,789	Series 2007-100, Class SM, IF, IO, 6.193%, 10/25/37	2,722
64,152	Series 2007-101, Class A2, VAR, 0.507%, 06/27/36	64,022
4,926	Series 2007-106, Class A7, VAR, 5.963%, 10/25/37	5,261
9,110	Series 2007-108, Class AN, VAR, 8.593%, 11/25/37	11,249
2,241	Series 2007-108, Class SA, IF, IO, 6.103%, 12/25/37	286
22,975	Series 2007-109, Class AI, IF, IO, 6.143%, 12/25/37	3,162
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,252
11,898	Series 2007-112, Class SA, IF, IO, 6.193%, 12/25/37	1,952
44,000	Series 2007-114, Class A6, VAR, 0.457%, 10/27/37	43,733
19,180	Series 2007-116, Class HI, IO, VAR, 6.301%, 01/25/38	1,304
432	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	57
21,683	Series 2008-1, Class BI, IF, IO, 5.653%, 02/25/38	2,849
22,501	Series 2008-4, Class SD, IF, IO, 5.743%, 02/25/38	3,039
5,439	Series 2008-10, Class XI, IF, IO, 5.973%, 03/25/38	719
9,974	Series 2008-16, Class IS, IF, IO, 5.943%, 03/25/38	1,346
2,070	Series 2008-18, Class SP, IF, 13.486%, 03/25/38	2,414
8,208	Series 2008-20, Class SA, IF, IO, 6.733%, 03/25/38	1,314
16,511	Series 2008-24, Class PF, VAR, 0.907%, 02/25/38	16,730
7,351	Series 2008-27, Class SN, IF, IO, 6.643%, 04/25/38	999
2,417	Series 2008-28, Class QS, IF, 19.928%, 04/25/38	3,195
11,649	Series 2008-32, Class SA, IF, IO, 6.593%, 04/25/38	1,504
16,823	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	11
30,249	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	389
1,895	Series 2008-42, Class AO, PO, 09/25/36	1,735
431	Series 2008-44, Class PO, PO, 05/25/38	408
8,838	Series 2008-46, Class HI, IO, VAR, 6.605%, 06/25/38	645
4,714	Series 2008-47, Class SI, IF, IO, 6.243%, 06/25/23	563
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,921
5,159	Series 2008-53, Class CI, IF, IO, 6.943%, 07/25/38	766
23,293	Series 2008-55, Class S, IF, IO, 7.343%, 07/25/28	3,806
5,086	Series 2008-56, Class AC, 5.000%, 07/25/38	5,613

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
542	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	26
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,682
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	3,049
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,294
170	Series 2008-66, Class GD, 6.000%, 06/25/30	175
6,692	Series 2008-76, Class GF, VAR, 0.907%, 09/25/23	6,768
17,401	Series 2008-80, Class SA, IF, IO, 5.593%, 09/25/38	2,286
8,491	Series 2008-81, Class SB, IF, IO, 5.593%, 09/25/38	1,134
1,288	Series 2009-4, Class BD, 4.500%, 02/25/39	1,363
11,024	Series 2009-6, Class GS, IF, IO, 6.293%, 02/25/39	1,801
6,688	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	718
8,000	Series 2009-11, Class NB, 5.000%, 03/25/29	9,052
8,274	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	849
13,730	Series 2009-17, Class QS, IF, IO, 6.393%, 03/25/39	2,290
3,234	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	332
924	Series 2009-47, Class MT, 7.000%, 07/25/39	1,056
8,011	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,202
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	11,280
27,292	Series 2009-60, Class HT, 6.000%, 08/25/39	30,512
870	Series 2009-63, Class P, 5.000%, 03/25/37	943
8,230	Series 2009-69, Class WA, VAR, 6.019%, 09/25/39	9,145
6,288	Series 2009-70, Class CO, PO, 01/25/37	5,532
14,498	Series 2009-84, Class WS, IF, IO, 5.643%, 10/25/39	1,823
28,097	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	3,791
31,552	Series 2009-86, Class OT, PO, 10/25/37	27,680
27,758	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	1,938
13,971	Series 2009-99, Class SC, IF, IO, 5.923%, 12/25/39	1,644
9,054	Series 2009-99, Class WA, VAR, 6.308%, 12/25/39	10,423
14,499	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	15,416
18,836	Series 2009-112, Class ST, IF, IO, 5.993%, 01/25/40	2,333
3,124	Series 2009-113, Class AO, PO, 01/25/40	2,788
2,927	Series 2010-1, Class WA, VAR, 6.149%, 02/25/40	3,306
8,642	Series 2010-14, Class FJ, VAR, 0.857%, 03/25/40	8,702
7,546	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	8,624
6,666	Series 2010-16, Class WB, VAR, 6.217%, 03/25/40	7,556
17,157	Series 2010-35, Class SB, IF, IO, 6.163%, 04/25/40	1,979
3,000	Series 2010-35, Class SJ, IF, 16.809%, 04/25/40	4,620
1,674	Series 2010-39, Class OT, PO, 10/25/35	1,486
6,752	Series 2010-40, Class FJ, VAR, 0.857%, 04/25/40	6,806
14,295	Series 2010-42, Class S, IF, IO, 6.143%, 05/25/40	1,829
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,324
2,660	Series 2010-47, Class AV, 5.000%, 05/25/21	2,966
16,428	Series 2010-49, Class SC, IF, 12.146%, 03/25/40	18,755
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	11,649
6,828	Series 2010-63, Class AP, PO, 06/25/40	6,218
56,184	Series 2010-64, Class DM, 5.000%, 06/25/40	61,470
21,411	Series 2010-71, Class HJ, 5.500%, 07/25/40	23,686
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,286
11,647	Series 2010-103, Class SB, IF, IO, 5.843%, 11/25/49	1,752
64,350	Series 2010-111, Class AE, 5.500%, 04/25/38	68,506
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	22,663
36,910	Series 2010-125, Class SA, IF, IO, 4.183%, 11/25/40	3,585
44,486	Series 2010-133, Class A, 5.500%, 05/25/38	47,380
20,946	Series 2010-148, Class MA, 4.000%, 02/25/39	22,354
14,875	Series 2011-2, Class WA, VAR, 5.736%, 02/25/51	16,556
6,388	Series 2011-17, Class EF, VAR, 0.557%, 07/25/25	6,393

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
13,177		Series 2011-19, Class ZY, 6.500%, 07/25/36	15,462
2,766		Series 2011-22, Class MA, 6.500%, 04/25/38	3,066
96,714		Series 2011-30, Class LS, IO, VAR, 4.704%, 04/25/41	7,385
24,938		Series 2011-39, Class ZA, 6.000%, 11/25/32	27,987
10,278		Series 2011-47, Class ZA, 5.500%, 07/25/38	11,907
4,558		Series 2011-58, Class WA, VAR, 5.418%, 07/25/51	5,020
12,960		Series 2011-75, Class FA, VAR, 0.807%, 08/25/41	13,076
47,970		Series 2011-118, Class LB, 7.000%, 11/25/41	56,421
77,090		Series 2011-118, Class MT, 7.000%, 11/25/41	90,129
73,279		Series 2011-118, Class NT, 7.000%, 11/25/41	85,386
16		Series G-14, Class L, 8.500%, 06/25/21	19
1		Series G-17, Class S, HB, VAR, 1,051.957%, 06/25/21	24
79		Series G-18, Class Z, 8.750%, 06/25/21	94
19		Series G-22, Class G, 6.000%, 12/25/16	21
71		Series G-28, Class S, IF, 14.819%, 09/25/21	87
126		Series G-35, Class M, 8.750%, 10/25/21	143
23		Series G-51, Class SA, HB, IF, 25.195%, 12/25/21	35
–	(h)	Series G92-27, Class SQ, HB, IF, 11,698.030%, 05/25/22	53
552		Series G92-35, Class E, 7.500%, 07/25/22	612
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6
51		Series G92-42, Class Z, 7.000%, 07/25/22	57
1,564		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,785
695		Series G92-45, Class Z, 6.000%, 08/25/22	744
50		Series G92-52, Class FD, VAR, 0.302%, 09/25/22	50
682		Series G92-54, Class ZQ, 7.500%, 09/25/22	766
51		Series G92-59, Class F, VAR, 1.976%, 10/25/22	53
101		Series G92-61, Class Z, 7.000%, 10/25/22	120
74		Series G92-62, Class B, PO, 10/25/22	69
348		Series G93-1, Class KA, 7.900%, 01/25/23	396
133		Series G93-5, Class Z, 6.500%, 02/25/23	147
100		Series G93-14, Class J, 6.500%, 03/25/23	109
239		Series G93-17, Class SI, IF, 6.000%, 04/25/23	254
224		Series G93-27, Class FD, VAR, 1.161%, 08/25/23	227
56		Series G93-37, Class H, PO, 09/25/23	50
163		Series G95-1, Class C, 8.800%, 01/25/25	188
		Federal National Mortgage Association STRIPS,
5		Series 23, Class 2, IO, 10.000%, 09/01/17	1
4		Series 50, Class 2, IO, 10.500%, 03/01/19	1
51		Series 218, Class 2, IO, 7.500%, 04/01/23	9
31		Series 265, Class 2, 9.000%, 03/01/24	36
4,715		Series 300, Class 1, PO, 09/01/24	4,356
836		Series 329, Class 1, PO, 01/01/33	772
2,720		Series 339, Class 18, IO, 4.500%, 07/01/18	181
3,748		Series 339, Class 21, IO, 4.500%, 07/01/18	240
1,944		Series 339, Class 28, IO, 5.500%, 07/01/18	197
1,248		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	163
4,739		Series 365, Class 8, IO, 5.500%, 05/01/36	698
538		Series 368, Class 3, IO, 4.500%, 11/01/20	48
3,223		Series 374, Class 5, IO, 5.500%, 08/01/36	465
4,204		Series 383, Class 33, IO, 6.000%, 01/01/38	621
1,098		Series 393, Class 6, IO, 5.500%, 04/25/37	135
		Federal National Mortgage Association Whole Loan,
2,708		Series 2003-W1, Class 1A1, VAR, 6.301%, 12/25/42	3,080
651		Series 2003-W1, Class 2A, VAR, 7.141%, 12/25/42	764
2,320		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,669
1,407		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,587
563		Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	623

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,768	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	10,848
4,476	Series 2003-W6, Class 3A, 6.500%, 09/25/42	5,128
5,244	Series 2003-W8, Class 2A, 7.000%, 10/25/42	6,102
1,089	Series 2003-W8, Class 3F1, VAR, 0.657%, 05/25/42	1,085
13,864	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	14,314
7,020	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	8,099
6,800	Series 2004-W10, Class A6, 5.750%, 08/25/34	7,450
2,241	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,529
6,903	Series 2004-W15, Class 2AF, VAR, 0.507%, 08/25/44	6,944
2,384	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,819
2,201	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,594
4,248	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,973
51,357	Series 2005-W3, Class 2AF, VAR, 0.477%, 03/25/45	51,503
3,065	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	3,406
24,966	Series 2006-W2, Class 1AF1, VAR, 0.477%, 02/25/36	25,031
5,854	Series 2006-W2, Class 2A, VAR, 2.579%, 11/25/35	6,036
5,804	Series 2006-W3, Class 2A, 6.000%, 09/25/46	6,538
51,957	Series 2007-W1, Class 1AF1, VAR, 0.517%, 11/25/46	52,269
863	Series 2007-W10, Class 2A, VAR, 6.209%, 08/25/47	976
4,134	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	4,715
2,443	Series 2007-W5, Class PO, PO, 06/25/37	1,904
2,944	Series 2007-W7, Class 1A4, HB, IF, 37.637%, 07/25/37	5,340
30,687	Series 2009-W1, Class A, 6.000%, 12/25/49	34,096
	Government National Mortgage Association,
1,464	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,768
1,399	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,601
5,020	Series 1994-7, Class PQ, 6.500%, 10/16/24	5,870
320	Series 1995-3, Class DQ, 8.050%, 06/16/25	367
77	Series 1995-7, Class CQ, 7.500%, 09/16/25	88
1,203	Series 1996-16, Class E, 7.500%, 08/16/26	1,371
904	Series 1997-8, Class PN, 7.500%, 05/16/27	1,023
199	Series 1997-11, Class D, 7.500%, 07/20/27	227
588	Series 1998-26, Class K, 7.500%, 09/17/25	670
4,403	Series 1999-4, Class ZB, 6.000%, 02/20/29	4,998
4,124	Series 1999-10, Class ZC, 6.500%, 04/20/29	4,750
560	Series 1999-30, Class S, IF, IO, 8.350%, 08/16/29	111
30	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	35
464	Series 1999-40, Class ZW, 7.500%, 11/20/29	503
882	Series 1999-41, Class Z, 8.000%, 11/16/29	1,018
397	Series 1999-44, Class PC, 7.500%, 12/20/29	455
4,596	Series 1999-44, Class ZC, 8.500%, 12/16/29	5,773
713	Series 1999-44, Class ZG, 8.000%, 12/20/29	823
935	Series 2000-6, Class Z, 7.500%, 02/20/30	1,088
359	Series 2000-9, Class Z, 8.000%, 06/20/30	414
4,523	Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,666
525	Series 2000-12, Class ST, HB, IF, 38.271%, 02/16/30	1,081
1,223	Series 2000-14, Class PD, 7.000%, 02/16/30	1,438
353	Series 2000-16, Class ZN, 7.500%, 02/16/30	374
4,193	Series 2000-21, Class Z, 9.000%, 03/16/30	5,332
741	Series 2000-26, Class TZ, 8.500%, 09/20/30	856
192	Series 2000-26, Class Z, 7.750%, 09/20/30	220
35	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
579	Series 2000-31, Class Z, 9.000%, 10/20/30	675
334	Series 2000-35, Class ZA, 9.000%, 11/20/30	365
51	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	14
1,158	Series 2000-37, Class B, 8.000%, 12/20/30	1,338

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
333	Series 2001-4, Class SJ, IF, IO, 7.898%, 01/19/30	90
264	Series 2001-6, Class SD, IF, IO, 8.300%, 03/16/31	76
1,047	Series 2001-7, Class PK, 6.500%, 03/20/31	1,123
1,545	Series 2001-8, Class Z, 6.500%, 03/20/31	1,782
2,247	Series 2001-22, Class PS, HB, IF, 20.354%, 03/17/31	3,179
58	Series 2001-32, Class WA, IF, 19.488%, 07/20/31	83
450	Series 2001-35, Class SA, IF, IO, 8.000%, 08/16/31	124
340	Series 2001-36, Class S, IF, IO, 7.800%, 08/16/31	87
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,484
2,984	Series 2001-64, Class MQ, 6.500%, 12/20/31	3,182
438	Series 2002-3, Class SP, IF, IO, 7.140%, 01/16/32	102
821	Series 2002-7, Class PG, 6.500%, 01/20/32	952
1,842	Series 2002-24, Class AG, IF, IO, 7.700%, 04/16/32	432
165	Series 2002-24, Class SB, IF, 11.550%, 04/16/32	192
260	Series 2002-31, Class S, IF, IO, 8.450%, 01/16/31	80
4,304	Series 2002-31, Class SE, IF, IO, 7.250%, 04/16/30	875
1,989	Series 2002-40, Class UK, 6.500%, 06/20/32	2,306
68	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	75
7,955	Series 2002-45, Class QE, 6.500%, 06/20/32	9,135
2,410	Series 2002-47, Class PG, 6.500%, 07/16/32	2,813
888	Series 2002-47, Class PY, 6.000%, 07/20/32	992
4,007	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,550
158	Series 2002-51, Class SG, HB, IF, 31.396%, 04/20/31	288
2,674	Series 2002-52, Class GH, 6.500%, 07/20/32	3,040
1,158	Series 2002-54, Class GB, 6.500%, 08/20/32	1,317
1,929	Series 2002-69, Class PO, PO, 02/20/32	1,890
2,081	Series 2002-70, Class PS, IF, IO, 7.445%, 08/20/32	265
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,709
849	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	43
901	Series 2003-4, Class NY, 5.500%, 12/20/13	940
633	Series 2003-8, Class PO, PO, 01/16/32	617
2,157	Series 2003-11, Class SK, IF, IO, 7.450%, 02/16/33	474
894	Series 2003-12, Class SP, IF, IO, 7.445%, 02/20/33	201
353	Series 2003-24, Class PO, PO, 03/16/33	306
5,606	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,532
587	Series 2003-34, Class TO, PO, 02/16/32	574
1,537	Series 2003-40, Class TC, 7.500%, 03/20/33	1,592
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,843
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,355
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,413
1,490	Series 2003-52, Class AP, PO, 06/16/33	1,305
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,772
366	Series 2003-60, Class NS, IF, 15.950%, 07/16/33	391
5,706	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,509
1,315	Series 2003-76, Class LS, IF, IO, 6.945%, 09/20/31	97
240	Series 2003-90, Class PO, PO, 10/20/33	212
3,358	Series 2003-97, Class SA, IF, IO, 6.300%, 11/16/33	556
3,059	Series 2003-112, Class SA, IF, IO, 6.300%, 12/16/33	473
20,000	Series 2003-112, Class TS, IF, IO, 6.695%, 10/20/32	2,633
829	Series 2003-114, Class SH, IF, 14.242%, 11/17/32	934
9,329	Series 2004-11, Class SW, IF, IO, 5.245%, 02/20/34	1,296
4,214	Series 2004-15, Class SA, IF, 18.962%, 12/20/32	5,066
65	Series 2004-27, Class VJ, 6.000%, 02/20/15	65
1,115	Series 2004-28, Class S, IF, 18.974%, 04/16/34	1,493
3,430	Series 2004-34, Class JO, PO, 02/20/34	3,377
3,367	Series 2004-46, Class PO, PO, 06/20/34	3,074

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,610	Series 2004-49, Class Z, 6.000%, 06/20/34	6,701
1,637	Series 2004-68, Class PO, PO, 05/20/31	1,611
1,811	Series 2004-71, Class SB, HB, IF, 28.213%, 09/20/34	2,659
1,811	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,803
1,634	Series 2004-73, Class AE, IF, 14.336%, 08/17/34	1,981
9,259	Series 2004-73, Class JL, IF, IO, 6.300%, 09/16/34	1,627
1,057	Series 2004-83, Class AP, IF, 13.716%, 10/16/34	1,235
691	Series 2004-85, Class PO, PO, 01/17/33	677
1,060	Series 2004-87, Class SB, IF, 7.383%, 03/17/33	1,139
1,041	Series 2004-89, Class LS, HB, IF, 23.466%, 10/16/34	1,550
20,265	Series 2004-90, Class SI, IF, IO, 5.845%, 10/20/34	2,999
9,105	Series 2004-96, Class SC, IF, IO, 5.825%, 11/20/34	1,422
9,933	Series 2005-3, Class SB, IF, IO, 5.845%, 01/20/35	1,474
14,748	Series 2005-3, Class SK, IF, IO, 6.495%, 01/20/35	2,353
1,319	Series 2005-6, Class GS, IF, 12.990%, 12/20/32	1,502
4,101	Series 2005-7, Class JM, IF, 16.166%, 05/18/34	4,933
15,337	Series 2005-17, Class SL, IF, IO, 6.445%, 07/20/34	2,605
2,167	Series 2005-35, Class FL, VAR, 0.605%, 03/20/32	2,166
1,544	Series 2005-44, Class SP, IF, 11.690%, 10/20/34	1,746
1,686	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	313
233	Series 2005-65, Class SA, HB, IF, 21.767%, 08/20/35	301
563	Series 2005-66, Class SP, IF, 19.999%, 08/16/35	836
6,967	Series 2005-68, Class DP, IF, 15.827%, 06/17/35	8,445
33,599	Series 2005-68, Class KI, IF, IO, 6.045%, 09/20/35	5,002
6,504	Series 2005-69, Class SY, IF, IO, 6.495%, 11/20/33	981
2,805	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,352
1,502	Series 2005-82, Class PO, PO, 10/20/35	1,368
2,979	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	485
904	Series 2005-93, Class JO, PO, 03/20/31	889
2,816	Series 2006-16, Class OP, PO, 03/20/36	2,502
3,327	Series 2006-20, Class QA, 5.750%, 02/20/36	3,648
4,373	Series 2006-22, Class AO, PO, 05/20/36	3,861
5,652	Series 2006-33, Class Z, 6.500%, 07/20/36	6,849
701	Series 2006-34, Class PO, PO, 07/20/36	640
851	Series 2006-38, Class SW, IF, IO, 6.245%, 06/20/36	112
5,903	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,228
9,066	Series 2006-40, Class VB, 6.000%, 11/20/26	9,366
1,989	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,372
5,080	Series 2006-59, Class SD, IF, IO, 6.445%, 10/20/36	776
10,240	Series 2006-65, Class SA, IF, IO, 6.545%, 11/20/36	1,530
7,789	Series 2007-9, Class CI, IF, IO, 5.945%, 03/20/37	1,149
13,072	Series 2007-9, Class DI, IF, IO, 6.255%, 03/20/37	1,953
16,833	Series 2007-17, Class AF, VAR, 0.450%, 04/16/37	16,823
11,612	Series 2007-17, Class JI, IF, IO, 6.560%, 04/16/37	1,794
4,505	Series 2007-17, Class JO, PO, 04/16/37	3,943
5,671	Series 2007-19, Class SD, IF, IO, 5.945%, 04/20/37	811
3,591	Series 2007-25, Class FN, VAR, 0.550%, 05/16/37	3,587
13,699	Series 2007-26, Class SC, IF, IO, 5.945%, 05/20/37	2,042
29,946	Series 2007-26, Class SW, IF, IO, 5.945%, 05/20/37	4,460
9,529	Series 2007-27, Class SD, IF, IO, 5.945%, 05/20/37	1,341
1,040	Series 2007-28, Class BO, PO, 05/20/37	946
12,126	Series 2007-35, Class PO, PO, 06/16/37	10,598
789	Series 2007-35, Class TO, PO, 04/20/35	778
1,782	Series 2007-36, Class HO, PO, 06/16/37	1,569
7,636	Series 2007-36, Class SE, IF, IO, 6.220%, 06/16/37	1,266
10,366	Series 2007-36, Class SJ, IF, IO, 5.995%, 06/20/37	1,547

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,922	Series 2007-40, Class SD, IF, IO, 6.495%, 07/20/37	1,183
13,662	Series 2007-40, Class SN, IF, IO, 6.425%, 07/20/37	1,994
19,264	Series 2007-42, Class SC, IF, IO, 6.495%, 07/20/37	2,911
11,923	Series 2007-45, Class QA, IF, IO, 6.385%, 07/20/37	1,795
2,404	Series 2007-49, Class NO, PO, 12/20/35	2,348
4,104	Series 2007-50, Class AI, IF, IO, 6.520%, 08/20/37	637
7,493	Series 2007-53, Class ES, IF, IO, 6.295%, 09/20/37	1,115
2,887	Series 2007-53, Class SW, IF, 19.441%, 09/20/37	3,804
11,654	Series 2007-57, Class PO, PO, 03/20/37	10,692
10,656	Series 2007-57, Class QA, IF, IO, 6.245%, 10/20/37	1,519
11,017	Series 2007-67, Class SI, IF, IO, 6.255%, 11/20/37	1,606
6,000	Series 2007-70, Class TA, 5.750%, 08/20/36	6,302
8,426	Series 2007-71, Class SB, IF, IO, 6.445%, 07/20/36	1,013
9,348	Series 2007-72, Class US, IF, IO, 6.295%, 11/20/37	1,353
10,337	Series 2007-73, Class MI, IF, IO, 5.745%, 11/20/37	1,417
6,480	Series 2007-74, Class SL, IF, IO, 6.290%, 11/16/37	1,084
20,093	Series 2007-76, Class SB, IF, IO, 6.245%, 11/20/37	2,864
15,010	Series 2007-79, Class SY, IF, IO, 6.295%, 12/20/37	2,189
11,585	Series 2007-82, Class SA, IF, IO, 6.275%, 12/20/37	1,692
790	Series 2008-1, Class PO, PO, 01/20/38	700
1,090	Series 2008-7, Class SK, IF, 19.186%, 11/20/37	1,412
1,537	Series 2008-7, Class SP, IF, 12.890%, 10/20/37	1,772
3,189	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	579
2,984	Series 2008-20, Class PO, PO, 09/20/37	2,758
1,425	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	153
6,840	Series 2008-25, Class SB, IF, IO, 6.645%, 03/20/38	1,089
3,330	Series 2008-29, Class PO, PO, 02/17/33	3,027
16,365	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,571
4,875	Series 2008-33, Class XS, IF, IO, 7.450%, 04/16/38	810
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,993
12,885	Series 2008-36, Class SH, IF, IO, 6.045%, 04/20/38	1,754
27,092	Series 2008-40, Class SA, IF, IO, 6.150%, 05/16/38	4,733
11,132	Series 2008-41, Class SA, IF, IO, 6.085%, 05/20/38	1,613
1,328	Series 2008-43, Class NA, 5.500%, 11/20/37	1,419
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	4,076
4,012	Series 2008-55, Class SA, IF, IO, 5.945%, 06/20/38	580
16,366	Series 2008-60, Class CS, IF, IO, 5.895%, 07/20/38	2,410
2,847	Series 2008-60, Class PO, PO, 01/20/38	2,687
1,568	Series 2008-64, Class ED, 6.500%, 04/20/28	1,714
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	11,073
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,271
6,362	Series 2008-71, Class SC, IF, IO, 5.745%, 08/20/38	892
16,233	Series 2008-76, Class US, IF, IO, 5.645%, 09/20/38	2,226
7,912	Series 2008-79, Class CS, IF, 6.545%, 06/20/35	8,383
30,556	Series 2008-81, Class S, IF, IO, 5.945%, 09/20/38	4,310
13,941	Series 2008-93, Class AS, IF, IO, 5.445%, 12/20/38	1,744
30,140	Series 2008-95, Class DS, IF, IO, 7.045%, 12/20/38	4,775
8,835	Series 2008-96, Class SL, IF, IO, 5.745%, 12/20/38	1,201
9,895	Series 2009-6, Class SA, IF, IO, 5.850%, 02/16/39	1,402
9,489	Series 2009-6, Class SH, IF, IO, 5.785%, 02/20/39	1,310
15,008	Series 2009-10, Class SA, IF, IO, 5.695%, 02/20/39	2,080
5,578	Series 2009-10, Class SL, IF, IO, 6.250%, 03/16/34	731
11,261	Series 2009-11, Class SC, IF, IO, 5.900%, 02/16/39	1,691
4,057	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	711
8,359	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,528
26,538	Series 2009-22, Class SA, IF, IO, 6.015%, 04/20/39	3,651

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
14,362	Series 2009-24, Class DS, IF, IO, 6.045%, 03/20/39	1,708
7,141	Series 2009-25, Class SE, IF, IO, 7.345%, 09/20/38	1,213
14,762	Series 2009-31, Class ST, IF, IO, 6.095%, 03/20/39	1,911
17,770	Series 2009-31, Class TS, IF, IO, 6.045%, 03/20/39	2,350
4,419	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	777
4,435	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	749
11,142	Series 2009-35, Class SN, IF, IO, 6.150%, 12/16/38	1,523
22,616	Series 2009-42, Class SC, IF, IO, 5.825%, 06/20/39	3,295
15,740	Series 2009-43, Class SA, IF, IO, 5.695%, 06/20/39	2,095
10,524	Series 2009-44, Class MV, 6.000%, 04/20/20	11,794
3,781	Series 2009-44, Class VA, 5.500%, 05/16/20	4,146
32,215	Series 2009-64, Class SN, IF, IO, 5.850%, 07/16/39	4,578
5,670	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	896
20,221	Series 2009-72, Class SM, IF, IO, 6.000%, 08/16/39	2,622
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,621
14,979	Series 2009-79, Class OK, PO, 11/16/37	13,293
29,993	Series 2009-81, Class SB, IF, IO, 5.835%, 09/20/39	4,389
13,866	Series 2009-83, Class TS, IF, IO, 5.845%, 08/20/39	1,947
4,449	Series 2009-89, Class VA, 5.000%, 07/20/20	5,010
50,711	Series 2009-102, Class SM, IF, IO, 6.150%, 06/16/39	6,637
3,654	Series 2009-104, Class AB, 7.000%, 08/16/39	4,450
20,074	Series 2009-106, Class AS, IF, IO, 6.150%, 11/16/39	3,017
75,821	Series 2009-106, Class ST, IF, IO, 5.745%, 02/20/38	11,272
6,049	Series 2009-121, Class VA, 5.500%, 11/20/20	6,981
6,961	Series 2010-14, Class AO, PO, 12/20/32	6,534
2,665	Series 2010-14, Class AO, PO, 11/20/35	2,434
4,500	Series 2010-14, Class CO, PO, 08/20/35	3,587
1,058	Series 2010-14, Class EO, PO, 06/16/33	1,015
34,035	Series 2010-14, Class QP, 6.000%, 12/20/39	36,813
5,063	Series 2010-41, Class WA, VAR, 5.848%, 10/20/33	5,673
3,230	Series 2010-103, Class WA, VAR, 5.765%, 08/20/34	3,639
4,140	Series 2010-129, Class AW, VAR, 6.150%, 04/20/37	4,654
29,125	Series 2010-130, Class CP, 7.000%, 10/16/40	34,081
21,577	Series 2010-157, Class OP, PO, 12/20/40	18,336
1,841	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	2,075
5,705	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,845
27,917	Series 2011-75, Class SM, IF, IO, 6.345%, 05/20/41	3,908
7,650	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	8,680
9,927	Series 2011-137, Class WA, VAR, 5.542%, 07/20/40	11,061
	NCUA Guaranteed Notes,
71,843	Series 2010-C1, Class APT, 2.650%, 10/29/20	74,645
31,488	Series 2010-R3, Class 1A, VAR, 0.805%, 12/08/20	31,645
9,057	Series 2010-R3, Class 3A, 2.400%, 12/08/20	9,246
	Vendee Mortgage Trust,
11,578	Series 1993-1, Class ZB, 7.250%, 02/15/23	13,393
2,313	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	2,553
8,277	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	9,440
3,302	Series 1996-1, Class 1Z, 6.750%, 02/15/26	3,859
1,574	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,839
4,671	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,528
3,172	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,718

		5,334,989

	Non-Agency CMO — 11.1%
5,973	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	5,644
	AH Mortgage Advance Trust,
23,366	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	23,305
7,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	6,954
	American General Mortgage Loan Trust,

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,615	Series 2006-1, Class A5, VAR, 5.708%, 12/25/35 (e)	3,793
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	24,562
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,529
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	33,753
10,617	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	10,866
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.344%, 09/25/35	3,079
	ASG Resecuritization Trust,
6,634	Series 2009-1, Class A60, VAR, 5.075%, 06/26/37 (e)	6,634
16,879	Series 2009-2, Class A55, VAR, 5.277%, 05/24/36 (e)	16,719
5,300	Series 2009-2, Class G60, VAR, 5.277%, 05/24/36 (e)	5,033
36,763	Series 2009-3, Class A65, VAR, 5.132%, 03/26/37 (e)	36,213
20,399	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	20,857
4,257	Series 2009-5, Class A50, VAR, 5.199%, 02/28/37 (e)	4,268
8,667	Series 2010-1, Class A85, VAR, 0.657%, 02/27/36 (e)	8,277
15,533	Series 2010-2, Class A60, VAR, 4.798%, 01/28/37 (e)	15,378
13,507	Series 2010-3, Class 2A22, VAR, 0.415%, 10/28/36 (e)	13,101
8,132	Series 2010-4, Class 1A22, VAR, 0.374%, 07/28/36 (e) (f) (i)	7,909
3,965	Series 2010-4, Class 2A20, VAR, 0.367%, 11/28/36 (e)	3,856
6,265	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	6,251
9,359	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	9,757
8,721	Series 2011-1, Class 3A50, VAR, 2.486%, 11/28/35 (e) (f) (i)	8,504
2,207	Series 2011-2, Class A48S, HB, IF, 23.197%, 02/28/36 (e)	3,024
	Banc of America Alternative Loan Trust,
386	Series 2003-1, Class APO, PO, 02/25/33	260
4,452	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,582
6,436	Series 2003-7, Class 2A4, 5.000%, 09/25/18	6,564
7,205	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	7,395
8,703	Series 2003-11, Class 1A1, 6.000%, 01/25/34	8,721
7,074	Series 2003-11, Class 2A1, 6.000%, 01/25/34	7,094
935	Series 2003-11, Class PO, PO, 01/25/34	622
2,521	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,648
2,299	Series 2004-1, Class 5A1, 5.500%, 02/25/19	2,322
477	Series 2004-6, Class 15PO, PO, 07/25/19	417
1,039	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,054
3,689	Series 2004-8, Class 3A1, 5.500%, 09/25/19	3,682
1,359	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,137
4,080	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	731
	Banc of America Funding Corp.,
1,287	Series 2004-1, Class PO, PO, 03/25/34	1,030
1,676	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,759
1,770	Series 2004-3, Class 1A7, 5.500%, 10/25/34	1,771
3,377	Series 2004-C, Class 1A1, VAR, 5.026%, 12/20/34	3,165
1,857	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,793
1,644	Series 2005-7, Class 30PO, PO, 11/25/35	1,211
744	Series 2005-8, Class 30PO, PO, 01/25/36	558
3,294	Series 2005-E, Class 4A1, VAR, 2.691%, 03/20/35	2,929
2,002	Series 2006-1, Class XPO, PO, 01/25/36	1,521
17,295	Series 2010-R11A, Class 1A6, VAR, 5.373%, 08/26/35 (e)	17,611
3,535	Series 2010-R4, Class 5A1, VAR, 0.407%, 07/26/36 (e)	3,430
13,599	Series 2010-R5, Class 5A6, VAR, 0.557%, 05/26/37 (e)	13,206
429	Series 2010-R7, Class A1, VAR, 0.437%, 06/25/46 (e) (f) (i)	429
	Banc of America Mortgage Securities, Inc.,
10,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	10,239
3,288	Series 2003-3, Class 2A1, VAR, 0.807%, 05/25/18	3,128
1,166	Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,217

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,604	Series 2003-6, Class 2A1, VAR, 0.707%, 08/25/18	1,531
210	Series 2003-7, Class A2, 4.750%, 09/25/18	217
662	Series 2003-8, Class APO, PO, 11/25/33	514
1,308	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	1,254
4,447	Series 2003-E, Class 2A2, VAR, 2.888%, 06/25/33	4,050
333	Series 2004-1, Class APO, PO, 02/25/34	268
4,364	Series 2004-3, Class 15IO, IO, VAR, 0.242%, 04/25/19	19
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,854
251	Series 2004-4, Class APO, PO, 05/25/34	198
3,924	Series 2004-5, Class 2A2, 5.500%, 06/25/34	4,069
1,752	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,801
731	Series 2004-6, Class 2A7, 5.500%, 07/25/34	757
1,342	Series 2004-6, Class APO, PO, 07/25/34	1,038
86	Series 2004-8, Class 5PO, PO, 05/25/32	71
528	Series 2004-8, Class XPO, PO, 10/25/34	421
2,106	Series 2004-9, Class 3A1, 6.500%, 09/25/32	2,216
214	Series 2004-9, Class 3PO, PO, 09/25/32	176
2,541	Series 2004-J, Class 3A1, VAR, 2.910%, 11/25/34	2,093
5,158	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,175
	BCAP LLC Trust,
13,621	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	13,640
2,318	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	2,301
16,377	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	16,521
6,912	Series 2009-RR14, Class 3A2, VAR, 2.712%, 08/26/35 (e)	6,290
2,403	Series 2009-RR14, Class 4A1, VAR, 2.728%, 03/26/36 (e)	2,396
10,077	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	10,266
2,877	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	2,880
3,354	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	3,363
3,608	Series 2010-RR4, Class 2A1, VAR, 1.007%, 06/26/37 (e)	3,355
3,576	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	3,507
12,068	Series 2010-RR5, Class 2A5, VAR, 5.206%, 04/26/37 (e)	11,992
7,191	Series 2010-RR6, Class 22A3, VAR, 5.112%, 06/26/36 (e)	7,191
3,287	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	3,189
7,902	Series 2010-RR7, Class 15A1, VAR, 1.057%, 01/26/36 (e)	7,369
11,443	Series 2010-RR7, Class 16A1, VAR, 0.918%, 02/26/47 (e)	10,583
15,477	Series 2010-RR7, Class 1A5, VAR, 5.007%, 04/26/35 (e)	15,174
31,214	Series 2010-RR7, Class 2A1, VAR, 5.134%, 07/26/45 (e)	29,309
7,405	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	7,391
10,000	Series 2010-RR8, Class 3A4, VAR, 5.083%, 05/26/35 (e)	8,972
23,825	Series 2011-RR10, Class 2A1, 0.000%, 09/26/37	20,192
8,102	Series 2011-RR2, Class 3A3, VAR, 2.860%, 11/21/35 (e)	8,100
17,093	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	16,238
19,897	Series 2011-RR5, Class 14A3, VAR, 2.823%, 07/26/36 (e) (f) (i)	18,852
25,296	Series 2011-RR5-I, Class 11A3, VAR, 0.407%, 05/28/36 (e)	22,387
	Bear Stearns Adjustable Rate Mortgage Trust,
4,198	Series 2003-2, Class A5, VAR, 0.253%, 01/25/33 (e)	3,913
483	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	450
6,027	Series 2004-2, Class 14A, VAR, 5.089%, 05/25/34	5,969
14,909	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	13,675
10,928	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	9,107
6,676	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.757%, 03/25/35	5,200
	Cendant Mortgage Corp.,
1,050	Series 2003-8, Class 1P, PO, 10/25/33	791
368	Series 2004-1, Class P, PO, 02/25/34	270
	Chase Mortgage Finance Corp.,
3,349	Series 2003-S10, Class A1, 4.750%, 11/25/18	3,444

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,118	Series 2003-S2, Class A1, 5.000%, 03/25/18	1,130
677	Series 2003-S6, Class A1, 5.000%, 06/25/18	689
2,108	Series 2003-S9, Class AP, PO, 10/25/18	1,979
6,218	Series 2007-A1, Class 2A1, VAR, 2.756%, 02/25/37	5,920
920	Series 2007-A1, Class 7A1, VAR, 2.748%, 02/25/37	847
2,819	Series 2007-A1, Class 9A1, VAR, 2.736%, 02/25/37	2,690
2,416	Series 2007-A2, Class 1A1, VAR, 2.777%, 07/25/37	2,118
3,594	Series 2007-A2, Class 2A1, VAR, 2.767%, 07/25/37	3,525
	Citicorp Mortgage Securities, Inc.,
154	Series 1993-14, Class A3, VAR, 1.457%, 11/25/23	145
2,753	Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,793
7,847	Series 2004-4, Class A4, 5.500%, 06/25/34	8,186
817	Series 2004-5, Class 2A5, 4.500%, 08/25/34	843
1,349	Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,337
5,000	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,727
	Citigroup Mortgage Loan Trust, Inc.,
3,913	Series 2003-1, Class 2A5, 5.250%, 10/25/33	3,970
598	Series 2003-1, Class 2A6, PO, 10/25/33	462
515	Series 2003-1, Class PO2, PO, 10/25/33	393
387	Series 2003-1, Class PO3, PO, 09/25/33	299
35	Series 2003-1, Class WPO1, PO, 06/25/16	34
329	Series 2003-UP3, Class A3, 7.000%, 09/25/33	337
2,031	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,128
452	Series 2003-UST1, Class PO1, PO, 12/25/18	391
292	Series 2003-UST1, Class PO3, PO, 12/25/18	259
2,388	Series 2004-UST1, Class A6, VAR, 5.095%, 08/25/34	2,428
611	Series 2005-1, Class 2A1A, VAR, 2.660%, 04/25/35	357
4,224	Series 2005-2, Class 2A11, 5.500%, 05/25/35	4,077
1,724	Series 2005-5, Class 1A2, VAR, 2.854%, 08/25/35	887
22,954	Series 2008-AR4, Class 1A1A, VAR, 5.174%, 11/25/38 (e)	22,929
4,674	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,874
14,614	Series 2009-10, Class 1A1, VAR, 2.467%, 09/25/33 (e)	14,212
11,330	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	11,756
13,000	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	13,232
6,289	Series 2010-7, Class 10A1, VAR, 2.729%, 02/25/35 (e)	6,011
5,904	Series 2010-10, Class 2A1, VAR, 2.555%, 02/25/36 (e)	5,870
6,096	Series 2011-3, Class 1A1, VAR, 0.337%, 02/25/47 (e)	5,962
7,610	Series 2011-10, Class 4A1, VAR, 0.435%, 02/25/46 (e) (f) (i)	6,806
	Countrywide Alternative Loan Trust,
2,124	Series 2002-8, Class A4, 6.500%, 07/25/32	2,227
332	Series 2002-12, Class PO, PO, 11/25/32	218
3,447	Series 2002-18, Class M, 6.000%, 02/25/33	3,283
560	Series 2003-6T2, Class A6, 5.500%, 06/25/33	525
11,128	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,575
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,601
7,095	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	7,250
990	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,006
8,997	Series 2005-1CB, Class 1A6, IF, IO, 6.843%, 03/25/35	1,191
19,153	Series 2005-20CB, Class 3A8, IF, IO, 4.493%, 07/25/35	2,134
20,222	Series 2005-22T1, Class A2, IF, IO, 4.813%, 06/25/35	1,968
180	Series 2005-26CB, Class A10, IF, 12.584%, 07/25/35	180
7,648	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,550
98	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	96
292	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	254
65,494	Series 2005-37T1, Class A2, IF, IO, 4.793%, 09/25/35	8,391
9,300	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,171

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
39,148	Series 2005-54CB, Class 1A2, IF, IO, 4.593%, 11/25/35	5,613
109	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	98
3,561	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,367
14,798	Series 2005-J1, Class 1A4, IF, IO, 4.843%, 02/25/35	1,464
1,500	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	146
	Countrywide Home Loan Mortgage Pass-Through Trust,
413	Series 2002-18, Class PO, PO, 11/25/32	312
1,931	Series 2002-22, Class A20, 6.250%, 10/25/32	2,005
4,079	Series 2003-26, Class 1A6, 3.500%, 08/25/33	4,042
1,517	Series 2003-29, Class A1, 5.500%, 08/25/33	1,558
1,883	Series 2003-34, Class A6, 5.250%, 09/25/33	1,893
9,056	Series 2003-39, Class A6, 5.000%, 10/25/33	8,915
1,098	Series 2003-44, Class A9, PO, 10/25/33	913
9,123	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	9,431
225	Series 2003-J13, Class PO, PO, 01/25/34	175
1,608	Series 2003-J7, Class 4A3, IF, 9.441%, 08/25/18	1,565
1,351	Series 2004-3, Class A4, 5.750%, 04/25/34	1,391
7,740	Series 2004-5, Class 1A4, 5.500%, 06/25/34	8,002
361	Series 2004-7, Class 2A1, VAR, 2.278%, 06/25/34	305
7,163	Series 2004-8, Class 2A1, 4.500%, 06/25/19	7,312
667	Series 2004-HYB1, Class 2A, VAR, 2.776%, 05/20/34	549
2,772	Series 2004-HYB3, Class 2A, VAR, 2.553%, 06/20/34	2,084
1,745	Series 2004-HYB6, Class A3, VAR, 2.708%, 11/20/34	1,293
698	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	706
613	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	625
1,049	Series 2005-14, Class A2, 5.500%, 07/25/35	1,033
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	982
6,667	Series 2005-22, Class 2A1, VAR, 2.740%, 11/25/35	4,319
320	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	220
	Credit Suisse Mortgage Capital Certificates,
10,362	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	10,362
5,184	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	5,187
7,500	Series 2010-16, Class A3, VAR, 3.930%, 06/25/50 (e)	6,600
3,148	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	2,448
6,936	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	6,957
6,493	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	6,681
13,062	Series 2010-11R, Class A1, VAR, 1.260%, 06/28/47 (e)	12,515
7,171	Series 2010-12R, Class 14A1, VAR, 2.676%, 09/26/46 (e)	7,135
5,967	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	5,906
4,528	Series 2010-15R, Class 7A1, VAR, 5.171%, 10/26/37 (e)	4,508
3,010	Series 2010-15R, Class 7A2, VAR, 5.171%, 10/26/37 (e)	2,702
7,168	Series 2010-17R, Class 1A1, VAR, 2.453%, 06/26/36 (e)	6,780
9,207	Series 2010-17R, Class 5A1, VAR, 2.860%, 07/26/36 (e)	8,871
37,110	Series 2011-1R, Class A1, VAR, 1.259%, 02/27/47 (e)	36,368
8,381	Series 2011-6R, Class 3A1, VAR, 2.860%, 07/28/36 (e)	7,669
46,601	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	46,368
56,726	Series 2011-9R, Class A1, VAR, 2.259%, 03/27/46 (e)	55,875
	CS First Boston Mortgage Securities Corp.,
67	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	70
1,973	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,735
5,084	Series 2003-21, Class 1A4, 5.250%, 09/25/33	5,176
2,965	Series 2003-23, Class 1P, PO, 10/25/33	2,255
2,382	Series 2003-23, Class 2A5, 5.000%, 10/25/18	2,444
569	Series 2003-25, Class 2A1, 4.500%, 10/25/18	576
6,843	Series 2003-27, Class 5A3, 5.250%, 11/25/33	7,092
2,787	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,880

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,383	Series 2003-AR15, Class 3A1, VAR, 2.813%, 06/25/33	1,300
3,796	Series 2004-4, Class 2A4, 5.500%, 09/25/34	3,999
3,409	Series 2004-5, Class 3A1, 5.250%, 08/25/19	3,514
136	Series 2004-5, Class 5P, PO, 08/25/19	122
5,726	Series 2004-8, Class 1A4, 5.500%, 12/25/34	6,015
2,580	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,668
1,139	Series 2005-4, Class 3A24, IF, 18.161%, 06/25/35	1,156
998	Series 2005-9, Class AP, PO, 10/25/35	572
7,304	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,045
473	Series 2005-10, Class AP, PO, 11/25/35	348
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2,512	Series 2005-1, Class 2A1, VAR, 5.575%, 02/25/20	2,561
3,536	Series 2005-3, Class 1A1, VAR, 5.296%, 06/25/20	3,404
	Deutsche Mortgage Securities, Inc.,
223	Series 2004-1, Class 2APO, PO, 10/25/18	200
5,422	Series 2009-RS2, Class 4A1, VAR, 0.375%, 04/26/37 (e)	5,069
4,930	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	4,824
10,016	Series 2010-RS2, Class A1, VAR, 1.510%, 06/28/47 (e)	10,010
	First Boston Mortgage Securities Corp. 1987 STRIPS,
41	Series C, Class IO, IO, 10.965%, 04/25/17	6
22	Series C, Class PO, PO, 04/25/17	22
	First Horizon Alternative Mortgage Securities,
3,507	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,371
24,780	Series 2007-FA4, Class 1A2, IF, IO, 5.393%, 08/25/37	3,558
	First Horizon Asset Securities, Inc.,
237	Series 2003-7, Class 2A1, 4.500%, 09/25/18	244
2,768	Series 2003-8, Class 2A1, 4.500%, 09/25/18	2,790
3,287	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,325
2,351	Series 2004-AR2, Class 2A1, VAR, 2.762%, 05/25/34	2,077
1,235	Series 2004-AR7, Class 2A1, VAR, 2.699%, 02/25/35	1,160
798	Series 2004-AR7, Class 2A2, VAR, 2.699%, 02/25/35	672
6,151	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	5,494
	GMAC Mortgage Corp. Loan Trust,
13,108	Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	12,325
8,027	Series 2003-AR2, Class 2A4, VAR, 2.981%, 12/19/33	7,306
1,093	Series 2003-J7, Class A10, 5.500%, 11/25/33	1,143
13,198	Series 2003-J7, Class A7, 5.000%, 11/25/33	13,565
643	Series 2003-J8, Class A, 5.250%, 12/25/33	658
6,658	Series 2004-J5, Class A7, 6.500%, 01/25/35	7,012
3,541	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	3,628
1,192	Series 2005-AR3, Class 3A3, VAR, 3.063%, 06/19/35	1,120
5,000	Series 2005-AR3, Class 3A4, VAR, 3.063%, 06/19/35	4,002
347	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	347
	GSMPS Mortgage Loan Trust,
1,302	Series 2004-4, Class 1AF, VAR, 0.657%, 06/25/34 (e)	1,062
2,409	Series 2005-RP2, Class 1AF, VAR, 0.607%, 03/25/35 (e)	1,945
	GSR Mortgage Loan Trust,
1,449	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,460
769	Series 2003-6F, Class A2, VAR, 0.657%, 09/25/32	729
9,315	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	9,699
3,102	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,320
278	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	282
1,019	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,000
111	Series 2004-15F, Class AP, PO, 12/25/34	79
1,481	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	1,486
6,618	Series 2005-5F, Class 8A3, VAR, 0.757%, 06/25/35	6,369
9,602	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	9,295

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
489	Series 2005-AR6, Class 3A1, VAR, 2.722%, 09/25/35	409
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,471
11,854	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	9,294
13,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,167
4,591	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.557%, 05/25/35	3,867
	Impac Secured Assets CMN Owner Trust,
2,291	Series 2003-2, Class A1, 5.500%, 08/25/33	2,379
97	Series 2004-3, Class 1A4, VAR, 1.057%, 11/25/34	87
11,325	Series 2006-1, Class 2A1, VAR, 0.607%, 05/25/36	10,068
23,666	Series 2006-2, Class 2A1, VAR, 0.607%, 08/25/36	20,443
30,579	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.183%, 08/25/35	153
9,185	Jefferies & Co., Inc., Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	9,208
	JP Morgan Mortgage Trust,
1,757	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	1,649
3,695	Series 2004-A4, Class 1A1, VAR, 2.759%, 09/25/34	3,560
2,556	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	2,631
7,550	Series 2005-A1, Class 3A4, VAR, 5.019%, 02/25/35	7,002
1,851	Series 2005-A1, Class 5A1, VAR, 4.450%, 02/25/35	1,833
41,424	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	38,204
23,116	Series 2006-A2, Class 5A3, VAR, 2.648%, 11/25/33	21,179
5,638	Series 2006-A3, Class 6A1, VAR, 2.781%, 08/25/34	4,783
3,852	Series 2007-A1, Class 5A1, VAR, 2.780%, 07/25/35	3,390
1,541	Series 2007-A1, Class 5A2, VAR, 2.780%, 07/25/35	1,361
	JP Morgan Reremic,
7,348	Series 2009-6, Class 4A1, VAR, 5.830%, 09/26/36 (e)	7,642
7,140	Series 2010-4, Class 7A1, VAR, 4.273%, 08/26/35 (e)	6,999
	Lehman Mortgage Trust,
2,324	Series 2006-2, Class 1A1, VAR, 6.487%, 04/25/36	2,225
1,974	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,473
10,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,375
	LVII Resecuritization Trust,
11,893	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	11,261
16,500	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	16,294
	MASTR Adjustable Rate Mortgages Trust,
1,531	Series 2004-3, Class 4A2, VAR, 2.249%, 04/25/34	1,339
11,710	Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	11,184
10,414	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	10,185
760	Series 2004-15, Class 3A1, VAR, 3.024%, 12/25/34	554
	MASTR Alternative Loans Trust,
4,062	Series 2003-9, Class 2A1, 6.000%, 12/25/33	4,061
814	Series 2003-9, Class 8A1, 6.000%, 01/25/34	816
1,901	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,922
5,673	Series 2004-3, Class 3A1, 6.000%, 04/25/34	5,829
1,142	Series 2004-6, Class 30PO, PO, 07/25/34	928
615	Series 2004-6, Class 7A1, 6.000%, 07/25/34	611
990	Series 2004-7, Class 30PO, PO, 08/25/34	638
2,894	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,938
1,054	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,072
3,484	Series 2005-6, Class 3A1, 5.500%, 11/25/20	3,265
	MASTR Asset Securitization Trust,
661	Series 2003-2, Class 1A1, 5.000%, 03/25/18	679
401	Series 2003-2, Class 2A1, 4.500%, 03/25/18	407
1,276	Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,295
434	Series 2003-8, Class 1A1, 5.500%, 09/25/33	454
828	Series 2003-9, Class 15PO, PO, 10/25/18	731
718	Series 2003-9, Class 2A7, 5.500%, 10/25/33	745
474	Series 2003-11, Class 3A1, 4.500%, 12/25/18	484

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
560		Series 2003-12, Class 30PO, PO, 12/25/33	424
1,271		Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,294
366		Series 2004-1, Class 30PO, PO, 02/25/34	275
5,230		Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,416
186		Series 2004-4, Class 3A1, 4.500%, 04/25/19	189
487		Series 2004-6, Class 15PO, PO, 05/25/19	423
1,730		Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,777
341		Series 2004-8, Class PO, PO, 08/25/19	300
1,168		Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,204
85		Series 2004-10, Class 5A1, VAR, 0.657%, 11/25/34	85
3,859		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	4,082
2,300		Series 2006-2, Class 1A30, 6.000%, 06/25/36	2,028
		MASTR Reperforming Loan Trust,
19,970		Series 2005-2, Class 1A1F, VAR, 0.607%, 05/25/35 (e)	15,818
2,336		Series 2006-2, Class 1A1, VAR, 5.324%, 05/25/36 (e)	2,083
5,824		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,310
371		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.636%, 05/25/35	353
		Mellon Residential Funding Corp.,
9,003		Series 2000-TBC2, Class A1, VAR, 0.729%, 06/15/30	7,873
1,991		Series 2000-TBC3, Class A1, VAR, 0.689%, 12/15/30	1,815
5,598		Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.476%, 06/25/37	4,713
		Merrill Lynch Mortgage Investors, Inc.,
2,508		Series 2003-A5, Class 2A6, VAR, 2.396%, 08/25/33	2,273
3,989		Series 2004-A4, Class A2, VAR, 2.612%, 08/25/34	3,727
7,307		Series 2005-A2, Class A1, VAR, 2.625%, 02/25/35	5,923
108		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	120
		MLCC Mortgage Investors, Inc.,
2,977		Series 2003-E, Class A1, VAR, 0.877%, 10/25/28	2,585
4,246		Series 2004-1, Class 2A1, VAR, 2.080%, 12/25/34	3,997
4,460		Series 2004-C, Class A2, VAR, 0.996%, 07/25/29	3,966
		Morgan Stanley Mortgage Loan Trust,
9,248		Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	9,378
2,847		Series 2004-9, Class 4A, VAR, 5.419%, 11/25/19	2,921
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,191.330%, 04/20/21	19
2,373		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.577%, 02/25/35	1,811
		Nomura Asset Acceptance Corp.,
1,114		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,161
386		Series 2003-A1, Class A2, 6.000%, 05/25/33	386
148		Series 2003-A1, Class A5, 7.000%, 04/25/33	154
31		Series 2003-A1, Class A7, 5.000%, 04/25/18	32
1,370		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,379
		Paine Webber CMO Trust,
6		Series H, Class 4, 8.750%, 04/01/18	6
25		Series P, Class 4, 8.500%, 08/01/19	28
17,280		PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (f) (i)	17,228
4,183		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	4,421
21,000		PRLM GW-8458 WA, 0.000%, 12/01/41 (d)	23,743
		RBSSP Resecuritization Trust,
7,386		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	7,579
3,346		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	3,510
4,548		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	4,575
6,710		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	6,827
4,751		Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	4,752
6,637		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	6,809

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
19,046	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	20,042
5,871	Series 2009-12, Class 3A1, VAR, 0.497%, 12/25/35 (e)	5,590
3,315	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	3,348
1,677	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	1,708
5,468	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	5,454
4,456	Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,535
10,764	Series 2010-9, Class 1A1, VAR, 0.442%, 07/26/37 (e) (f) (i)	9,271
9,602	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	9,602
26,500	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	26,301
3,570	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	3,591
	Residential Accredit Loans, Inc.,
1,562	Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,589
676	Series 2002-QS16, Class A3, IF, 16.085%, 10/25/17	762
2,819	Series 2002-QS8, Class A5, 6.250%, 06/25/17	2,877
3,165	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,115
1,770	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,771
721	Series 2003-QS1, Class A6, 4.250%, 01/25/33	723
2,004	Series 2003-QS12, Class A2A, IF, IO, 7.343%, 06/25/18	270
610	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	63
4,718	Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,797
7,863	Series 2003-QS15, Class A7, 5.500%, 08/25/33	7,893
1,501	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,544
11,751	Series 2003-QS19, Class A1, 5.750%, 10/25/33	12,152
1,346	Series 2003-QS3, Class A2, IF, 15.934%, 02/25/18	1,512
1,298	Series 2003-QS3, Class A8, IF, IO, 7.343%, 02/25/18	132
3,776	Series 2003-QS9, Class A3, IF, IO, 7.293%, 05/25/18	519
11,509	Series 2004-QS7, Class A4, 5.500%, 05/25/34	10,077
422	Series 2004-QS8, Class A2, 5.000%, 06/25/34	423
3,000	Series 2005-QA6, Class A32, VAR, 5.569%, 05/25/35	1,503
514	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	314
	Residential Asset Securitization Trust,
1,546	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,543
149	Series 2003-A14, Class A1, 4.750%, 02/25/19	151
2,893	Series 2003-A8, Class A5, 4.250%, 10/25/18	2,958
20,655	Series 2005-A2, Class A4, IF, IO, 4.793%, 03/25/35	2,261
2,505	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,598
	Residential Funding Mortgage Securities I,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,710
534	Series 2003-S14, Class A4, PO, 07/25/18	501
1,581	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,628
2,316	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	2,366
288	Series 2004-S6, Class 2A6, PO, 06/25/34	224
1,583	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,622
2,089	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	1,358
75	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	50
	Salomon Brothers Mortgage Securities VII, Inc.,
7,462	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	6,897
282	Series 2003-UP2, Class PO1, PO, 12/25/18	244
	Sequoia Mortgage Trust,
3,036	Series 2004-8, Class A1, VAR, 0.605%, 09/20/34	2,435
4,758	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	3,897
1,421	Series 2004-10, Class A1A, VAR, 0.565%, 11/20/34	1,233
5,699	Series 2004-12, Class A3, VAR, 0.715%, 01/20/35	4,456
19,137	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	19,113

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.951%, 06/25/34	3,961
3,721	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.915%, 10/19/34	3,056
	Structured Asset Securities Corp.,
1,026	Series 2002-17, Class B1, VAR, 6.102%, 09/25/32	1,012
121	Series 2002-10H, Class 1AP, PO, 05/25/32	90
794	Series 2003-8, Class 1A2, 5.000%, 04/25/18	812
5,782	Series 2003-16, Class A3, VAR, 0.757%, 06/25/33	5,493
234	Series 2003-21, Class 1A3, 5.500%, 07/25/33	235
4,402	Series 2003-29, Class 1A1, 4.750%, 09/25/18	4,509
1,151	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,183
1,129	Series 2003-30, Class 3A2, VAR, 0.757%, 10/25/33	1,123
1,018	Series 2003-32, Class 1A1, VAR, 5.235%, 11/25/33	1,068
1,403	Series 2003-31A, Class B1, VAR, 2.460%, 10/25/33	561
7,820	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	7,913
1,927	Series 2003-34A, Class 3A3, VAR, 2.472%, 11/25/33	1,687
7,425	Series 2003-37A, Class 2A, VAR, 5.015%, 12/25/33	7,330
1,801	Series 2004-20, Class 1A3, 5.250%, 11/25/34	1,811
16,387	Series 2004-5H, Class A4, 5.540%, 12/25/33	16,001
5,633	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,709
2,802	Series 2005-6, Class 4A1, 5.000%, 05/25/35	2,756
1,888	Series 2005-RF3, Class 1A, VAR, 0.607%, 06/25/35 (e)	1,492
3,485	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.897%, 09/25/43	3,128
	Vericrest Opportunity Loan Transferee,
12,758	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	12,776
18,000	Series 2011-NL1A, Class A2, VAR, 9.077%, 12/26/50 (e) (f) (i)	17,955
12,260	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	12,248
14,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	14,404
14,000	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	14,000
6,985	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	6,985
	WaMu Mortgage Pass-Through Certificates,
3,991	Series 2003-AR7, Class A7, VAR, 2.446%, 08/25/33	3,764
21,264	Series 2003-AR9, Class 1A6, VAR, 2.462%, 09/25/33	20,120
4,139	Series 2003-AR9, Class 2A, VAR, 2.562%, 09/25/33	3,938
5,000	Series 2003-S1, Class A5, 5.500%, 04/25/33	5,160
798	Series 2003-S10, Class A2, 5.000%, 10/25/18	828
44	Series 2003-S10, Class A6, PO, 10/25/18	43
4,659	Series 2003-S11, Class 2A5, IF, 16.343%, 11/25/33	4,905
1,968	Series 2003-S13, Class 23A1, VAR, 0.807%, 12/25/18	1,902
1,567	Series 2003-S4, Class 2A10, IF, 16.755%, 06/25/33	1,751
2,471	Series 2003-S8, Class A4, 4.500%, 09/25/18	2,501
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,975
1,296	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,320
21,473	Series 2003-S9, Class A8, 5.250%, 10/25/33	22,128
585	Series 2003-S9, Class P, PO, 10/25/33	438
5,415	Series 2004-AR3, Class A1, VAR, 2.570%, 06/25/34	5,237
6,958	Series 2004-AR3, Class A2, VAR, 2.570%, 06/25/34	6,730
2,724	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,795
3,031	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	3,163
1,460	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,461
885	Series 2004-S1, Class 1A3, VAR, 0.657%, 03/25/34	861
10,262	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	10,516
4,933	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	5,095
562	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	309
1,963	Series 2006-AR8, Class 1A2, VAR, 2.558%, 08/25/46	1,300

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
5,866	Series 2005-1, Class 1A1, 5.500%, 03/25/35	5,072
421	Series 2005-1, Class CP, PO, 03/25/35	273
23,672	Series 2005-2, Class 1A4, IF, IO, 4.793%, 04/25/35	2,494
6,367	Series 2005-2, Class 2A3, IF, IO, 4.743%, 04/25/35	620
7,401	Series 2005-4, Class CB7, 5.500%, 06/25/35	5,951
7,800	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,242
1,969	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,541
790	Series 2006-1, Class 3A2, 5.750%, 02/25/36	621
	Washington Mutual MSC Mortgage Pass-Through Certificates,
770	Series 2003-MS5, Class 1A4, VAR, 0.757%, 03/25/18	752
94	Series 2003-MS7, Class P, PO, 03/25/33	79
	Wells Fargo Alternative Loan Trust,
410	Series 2003-1, Class APO, PO, 09/25/33	296
1,163	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	876
	Wells Fargo Mortgage-Backed Securities Trust,
780	Series 2003-8, Class A9, 4.500%, 08/25/18	814
708	Series 2003-11, Class 1A4, 4.750%, 10/25/18	707
569	Series 2003-11, Class 1APO, PO, 10/25/18	502
2,190	Series 2003-13, Class A7, 4.500%, 11/25/18	2,220
10,316	Series 2003-15, Class 1A1, 4.750%, 12/25/18	10,642
240	Series 2003-15, Class APO, PO, 12/25/18	210
712	Series 2003-16, Class 2A1, 4.500%, 12/25/18	726
815	Series 2003-J, Class 2A5, VAR, 4.414%, 10/25/33	816
12,956	Series 2003-K, Class 1A1, VAR, 4.432%, 11/25/33	13,097
496	Series 2003-K, Class 1A2, VAR, 4.432%, 11/25/33	512
1,681	Series 2003-L, Class 2A1, VAR, 4.509%, 11/25/33	1,653
2,148	Series 2004-4, Class A9, 5.500%, 05/25/34	2,208
827	Series 2004-7, Class 2A1, 4.500%, 07/25/19	843
971	Series 2004-7, Class 2A2, 5.000%, 07/25/19	999
1,257	Series 2004-8, Class APO, PO, 08/25/19	1,095
4,073	Series 2004-B, Class A1, VAR, 4.917%, 02/25/34	4,159
2,739	Series 2004-BB, Class A4, VAR, 2.706%, 01/25/35	2,614
7,637	Series 2004-EE, Class 2A1, VAR, 2.710%, 12/25/34	7,167
5,195	Series 2004-EE, Class 2A2, VAR, 2.710%, 12/25/34	4,933
7,525	Series 2004-EE, Class 3A1, VAR, 2.737%, 12/25/34	7,227
2,457	Series 2004-EE, Class 3A2, VAR, 2.737%, 12/25/34	2,388
9,617	Series 2004-I, Class 1A1, VAR, 2.700%, 07/25/34	8,849
27,016	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	25,638
5,055	Series 2004-V, Class 1A1, VAR, 2.712%, 10/25/34	4,774
6,485	Series 2004-V, Class 1A2, VAR, 2.712%, 10/25/34	6,234
5,523	Series 2005-1, Class 2A1, 5.000%, 01/25/20	5,718
4,295	Series 2005-13, Class A1, 5.000%, 11/25/20	4,467
3,064	Series 2005-14, Class 1A1, 5.500%, 12/25/35	3,093
1,044	Series 2005-14, Class 2APO, PO, 12/25/35	771
6,668	Series 2005-AR8, Class 2A1, VAR, 2.711%, 06/25/35	6,182
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,463
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,627
8,749	Series 2007-11, Class A14, 6.000%, 08/25/37	7,903

		2,485,195

	Total Collateralized Mortgage Obligations (Cost $7,447,654)	7,820,184

Commercial Mortgage-Backed Securities — 2.5%
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,385
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	10,733

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,743
640,530	Series 2005-5, Class XC, IO, VAR, 0.108%, 10/10/45 (e)	2,308
8,075	Series 2005-6, Class ASB, VAR, 5.367%, 09/10/47	8,452
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,141
7,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,577
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,595
2,500	Series 2006-5, Class A4, 5.414%, 09/10/47	2,656
260,751	Series 2006-5, Class XC, IO, VAR, 0.327%, 09/10/47 (e)	4,000
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.691%, 06/24/50 (e)	10,323
5,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, VAR, 5.353%, 11/10/42	4,905
	Bear Stearns Commercial Mortgage Securities,
9,145	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	9,884
2,839	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,957
8,560	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	9,431
261,589	Series 2006-PW14, Class X1, IO, VAR, 0.225%, 12/11/38 (e)	4,231
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,998
732,598	Series 2007-T26, Class X1, IO, VAR, 0.119%, 01/12/45 (e)	4,069
	Citigroup Commercial Mortgage Trust,
7,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,495
7	Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	7
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
183,749	Series 2006-CD3, Class XS, IO, VAR, 0.169%, 10/15/48 (e)	2,511
300,169	Series 2007-CD4, Class XC, IO, VAR, 0.242%, 12/11/49 (e)	2,669
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	5,009
6,300	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,850
	Credit Suisse Mortgage Capital Certificates,
2,150	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	2,276
282,575	Series 2007-C2, Class AX, IO, VAR, 0.272%, 01/15/49 (e)	1,544
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,758
258,737	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.916%, 08/15/48	7,291
15,530	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	15,997
33,934	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	35,147
11,500	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	11,113
	GMAC Commercial Mortgage Securities, Inc.,
159	Series 2003-C1, Class A1, 3.337%, 05/10/36	160
14,000	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,037
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,569
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,813
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,868
162,573	Series 2006-GG8, Class X, IO, VAR, 0.816%, 11/10/39 (e)	3,719
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,332
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,300	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,743
6,000	Series 2004-CB9, Class A4, VAR, 5.790%, 06/12/41	6,410
5,150	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	4,993
650,596	Series 2005-CB11, Class X1, IO, VAR, 0.122%, 08/12/37 (e)	2,964
685,753	Series 2005-LDP5, Class X1, IO, VAR, 0.099%, 12/15/44 (e)	2,182
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,148
459,897	Series 2006-CB15, Class X1, IO, VAR, 0.106%, 06/12/43	3,168

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,392
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,756
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.404%, 05/15/47	5,443
489,018	Series 2007-LD12, Class X, IO, VAR, 0.261%, 02/15/51	2,263
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	12,194
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,462
1,470	Series 2006-C4, Class A4, VAR, 6.067%, 06/15/38	1,628
207,580	Series 2007-C2, Class XW, IO, VAR, 0.726%, 02/15/40	4,153
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,757
3,325	Series 2005-LC1, Class AJ, 5.505%, 01/12/44	3,052
4,852	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	5,035
2,200	Series 2006-C1, Class A4, VAR, 5.854%, 05/12/39	2,439
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.605%, 02/12/39	5,405
458,891	Series 2006-4, Class XC, IO, VAR, 0.312%, 12/12/49 (e)	6,114
	Morgan Stanley Capital I,
3,700	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,900
241,448	Series 2006-IQ12, Class X1, IO, VAR, 0.139%, 12/15/43 (e)	3,471
468,836	Series 2007-HQ11, Class X, IO, VAR, 0.425%, 02/12/44 (e)	3,832
127,523	Series 2007-HQ13, Class X1, IO, VAR, 0.612%, 12/15/44 (e)	2,350
357,003	Series 2007-IQ13, Class X, IO, VAR, 0.626%, 03/15/44 (e)	5,619
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,385
17	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	17
	Morgan Stanley Reremic Trust,
7,599	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	7,623
23,300	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	23,759
31,000	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	30,972
26,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,095
35,192	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	35,148
1,519	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,504
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	6,343
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.739%, 08/15/39	30,047
	Wachovia Bank Commercial Mortgage Trust,
6,628	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	7,028
10,719	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	11,500
1,014,723	Series 2006-C24, Class XC, IO, VAR, 0.085%, 03/15/45 (e)	4,292
10,265	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,707

	Total Commercial Mortgage-Backed Securities (Cost $546,398)	567,846

Corporate Bonds — 15.5%
Consumer Discretionary — 1.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,592
3,335	4.250%, 03/01/21	3,485
7,000	5.250%, 12/01/41	6,987

		15,064

	Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
5,248	2.625%, 09/15/16 (e)	5,183
3,600	7.300%, 01/15/12	3,627
1,500	8.500%, 01/18/31	2,019

		10,829

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,600	4.600%, 02/15/21	5,642
12,465	6.000%, 08/15/40	12,967

		18,609

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,115

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,060

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	744
1,426	5.750%, 04/15/20	1,565
6,025	7.875%, 07/30/30	7,524
1,500	8.875%, 05/15/19	1,915
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	7,013
5,250	9.455%, 11/15/22	7,273
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,396
1,000	8.875%, 05/01/17	1,276
	Comcast Cable Holdings LLC,
7,039	9.800%, 02/01/12	7,135
1,800	10.125%, 04/15/22	2,549
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,482
3,000	6.450%, 03/15/37	3,403
1,000	6.500%, 01/15/17	1,170
4,600	6.500%, 11/15/35	5,281
	Cox Communications, Inc.,
2,600	5.450%, 12/15/14	2,882
1,300	8.375%, 03/01/39 (e)	1,713
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,131
4,322	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	4,484
6,674	Discovery Communications LLC, 4.375%, 06/15/21	6,887
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,555
	NBC Universal Media LLC,
4,000	4.375%, 04/01/21	4,094
5,102	5.950%, 04/01/41	5,558
	News America, Inc.,
2,500	6.200%, 12/15/34	2,626
3,000	6.650%, 11/15/37	3,279
1,500	6.900%, 08/15/39	1,725
1,965	7.250%, 05/18/18	2,356
4,400	7.300%, 04/30/28	4,941
3,000	7.625%, 11/30/28	3,560
1,100	8.000%, 10/17/16	1,350
1,050	8.875%, 04/26/23	1,347
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,611
426	8.750%, 08/01/15	520
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	9,219
2,150	4.700%, 10/15/19	2,327
1,125	5.950%, 07/15/13	1,205
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	3,712
1,700	5.850%, 05/01/17	1,915
4,600	5.875%, 11/15/40	4,718
2,595	6.550%, 05/01/37	2,866
4,550	6.750%, 07/01/18	5,290
2,000	6.750%, 06/15/39	2,274
2,450	7.300%, 07/01/38	2,933
1,590	8.250%, 02/14/14	1,795
2,150	8.250%, 04/01/19	2,668
1,785	8.750%, 02/14/19	2,245
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,588
6,500	8.375%, 07/15/33	8,583
2,165	10.150%, 05/01/12	2,242
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	5,984
1,754	5.375%, 10/15/41	1,755
3,125	6.200%, 03/15/40	3,407
4,139	6.250%, 03/29/41	4,593
3,825	7.625%, 04/15/31	4,696
1,255	7.700%, 05/01/32	1,562
4,500	Walt Disney Co. (The), 4.125%, 12/01/41	4,404

		190,326

	Multiline Retail — 0.1%
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	2,829
1,000	6.250%, 12/15/17	1,181
3,856	Nordstrom, Inc., 4.000%, 10/15/21	3,939
	Target Corp.,
2,100	6.000%, 01/15/18	2,538
1,900	7.000%, 01/15/38	2,463

		12,950

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	3,582
4,600	Home Depot, Inc., 5.400%, 03/01/16	5,262
	Lowe’s Cos., Inc.,
2,153	3.800%, 11/15/21	2,151
2,305	5.125%, 11/15/41	2,371
3,500	7.110%, 05/15/37	4,471
1,775	Staples, Inc., 9.750%, 01/15/14	2,028

		19,865

	Total Consumer Discretionary	272,818

Consumer Staples — 0.6%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,157
1,100	5.750%, 04/01/36	1,293
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,642
7,050	7.750%, 01/15/19	9,081

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,647
1,550	4.875%, 03/15/19	1,785
1,650	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	1,670
2,780	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	3,067
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,430
3,600	5.500%, 04/01/13	3,817
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,334
	PepsiCo, Inc.,
935	0.800%, 08/25/14	934
2,503	3.000%, 08/25/21	2,482
231	7.900%, 11/01/18	306
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	2,032
4,600	5.700%, 01/15/14 (e)	5,001
850	6.500%, 07/01/16 (e)	991

		45,669

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	7,461
2,000	6.125%, 09/15/39	2,225
	Kroger Co. (The),
924	5.400%, 07/15/40	974
2,000	6.150%, 01/15/20	2,400
2,225	7.500%, 01/15/14	2,495
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,924
1,200	5.250%, 09/01/35	1,343
1,050	6.200%, 04/15/38	1,294
700	7.550%, 02/15/30	996

		21,112

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,220
7,760	8.500%, 06/15/19	9,311
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	655
	Cargill, Inc.,
2,724	4.307%, 05/14/21 (e)	2,906
1,550	6.000%, 11/27/17 (e)	1,820
2,850	7.350%, 03/06/19 (e)	3,585
1,270	General Mills, Inc., 6.000%, 02/15/12	1,283
	Kellogg Co.,
1,500	4.250%, 03/06/13	1,559
2,600	5.125%, 12/03/12	2,711
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,539
4,250	6.125%, 02/01/18	4,908
2,000	6.125%, 08/23/18	2,329
9,705	6.500%, 08/11/17	11,382
3,000	6.500%, 02/09/40	3,557
1,600	6.875%, 02/01/38	1,988
2,700	6.875%, 01/26/39	3,339
1,200	7.000%, 08/11/37	1,512

		61,604

	Household Products — 0.0% (g)
500	Kimberly-Clark Corp., 7.500%, 11/01/18	656
2,192	Procter & Gamble - ESOP, 9.360%, 01/01/21	2,922
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,263

		4,841

	Total Consumer Staples	133,226

Energy — 0.8%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
750	6.150%, 09/15/19	914
5,050	7.450%, 09/15/39	7,000
2,500	7.600%, 08/15/96 (e)	3,389
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,301
	Transocean, Inc., (Cayman Islands),
1,888	6.375%, 12/15/21	1,887
6,750	6.500%, 11/15/20	6,714
1,487	7.350%, 12/15/41	1,487
500	7.500%, 04/15/31	496

		25,188

	Oil, Gas & Consumable Fuels — 0.7%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,237
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	440
8,500	7.625%, 03/15/14	9,541
1,100	8.700%, 03/15/19	1,398
2,500	Apache Corp., 6.900%, 09/15/18	3,153
	BP Capital Markets plc, (United Kingdom),
1,380	3.125%, 03/10/12	1,389
5,500	3.875%, 03/10/15	5,806
6,200	4.742%, 03/11/21	6,846
9,100	5.250%, 11/07/13	9,770
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	466
2,000	6.750%, 02/01/39	2,537
400	7.200%, 01/15/32	513
5,100	Chevron Corp., 4.950%, 03/03/19	5,989
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,414
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,728
2,000	5.750%, 02/01/19	2,370
1,450	6.000%, 01/15/20	1,764

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,450	6.500%, 02/01/39	1,877
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,756
1,145	6.500%, 08/15/34	1,294
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,406
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,689
1,800	6.875%, 10/01/18	2,194
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,297
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,456
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,271
2,800	6.000%, 10/01/17	3,245
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,422
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,244
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,990
3,200	6.800%, 05/15/38	3,826
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,218
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,372
994	3.100%, 06/28/15	1,057
2,330	4.000%, 03/21/14	2,501
3,000	4.300%, 09/22/19	3,396
8,580	4.375%, 03/25/20	9,766
6,000	6.375%, 12/15/38	7,941
	Statoil ASA, (Norway),
2,950	3.125%, 08/17/17	3,092
2,301	3.150%, 01/23/22	2,301
1,866	4.250%, 11/23/41	1,907
3,700	5.250%, 04/15/19	4,222
	Suncor Energy, Inc., (Canada),
1,900	6.100%, 06/01/18	2,224
900	6.850%, 06/01/39	1,092
5,355	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	6,508
	Tosco Corp.,
300	7.800%, 01/01/27	415
3,500	8.125%, 02/15/30	5,030
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,241
2,218	4.125%, 01/28/21	2,374
2,800	XTO Energy, Inc., 5.750%, 12/15/13	3,078

		169,063

	Total Energy	194,251

Financials — 8.2%
	Capital Markets — 1.6%
	Bank of New York Mellon Corp. (The),
9,791	2.400%, 01/17/17	9,766
8,000	2.950%, 06/18/15	8,293
2,500	3.100%, 01/15/15	2,595
2,256	3.550%, 09/23/21	2,237
3,750	4.600%, 01/15/20	4,020
1,000	5.125%, 08/27/13	1,067
	BlackRock, Inc.,
3,245	3.500%, 12/10/14	3,466
9,294	5.000%, 12/10/19	9,965
10,200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	9,774
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,724
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,237
1,803	5.125%, 08/15/15	1,894
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,630
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	1,789
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,044
	Goldman Sachs Group, Inc. (The),
6,465	3.625%, 02/07/16	6,086
4,020	3.700%, 08/01/15	3,879
2,694	4.750%, 07/15/13	2,699
12,876	5.250%, 10/15/13	13,091
3,927	5.250%, 07/27/21	3,627
7,151	5.375%, 03/15/20	6,746
12,900	5.950%, 01/18/18	12,821
14,670	6.000%, 06/15/20	14,317
650	6.150%, 04/01/18	649
7,470	6.250%, 09/01/17	7,648
1,600	6.750%, 10/01/37	1,424
32,760	7.500%, 02/15/19	34,963
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	2,606
2,750	5.125%, 04/13/18	2,310
5,600	6.450%, 06/08/27	4,390
8,900	8.500%, 07/15/19	8,277
	Lehman Brothers Holdings, Inc.,
151	3.950%, 11/10/09 (d) (f) (i)	39
3,480	4.800%, 03/13/14 (d) (f) (i)	896
800	5.750%, 05/17/13 (d) (f) (i)	206
3,000	6.000%, 07/19/12 (d) (f) (i)	773
3,962	6.625%, 01/18/12 (d) (f) (i)	1,020
450	6.750%, 12/28/17 (d) (f) (i)	—	(h)
219	7.875%, 11/01/09 (d) (f) (i)	56
	Macquarie Group Ltd., (Australia),
10,015	6.250%, 01/14/21 (e)	9,698
6,992	7.300%, 08/01/14 (e)	7,353

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	668
3,723	5.450%, 07/15/14	3,680
1,000	5.700%, 05/02/17	902
6,929	6.150%, 04/25/13	6,942
21,186	6.400%, 08/28/17	20,299
6,348	6.875%, 04/25/18	6,008
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,066
4,263	4.200%, 11/20/14	4,054
2,711	4.750%, 04/01/14	2,602
9,078	5.300%, 03/01/13	9,066
5,200	5.450%, 01/09/17	4,793
7,503	5.500%, 07/24/20	6,445
14,220	5.625%, 09/23/19	12,421
1,300	5.750%, 08/31/12	1,319
3,245	5.750%, 01/25/21	2,900
5,800	6.000%, 05/13/14	5,767
3,294	6.000%, 04/28/15	3,205
1,070	6.250%, 08/28/17	1,015
4,425	6.625%, 04/01/18	4,165
7,000	7.300%, 05/13/19	6,893
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,046
2,828	5.000%, 03/04/15	2,831
6,114	6.700%, 03/04/20	6,360
887	Northern Trust Corp., 5.500%, 08/15/13	955
1,250	State Street Corp., 4.300%, 05/30/14	1,339
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,898
13,050	3.875%, 01/15/15	12,973
2,000	4.875%, 08/04/20	1,951
3,755	5.750%, 04/25/18	3,851
1,025	5.875%, 12/20/17	1,063

		358,552

	Commercial Banks — 2.7%
2,930	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,957
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	9,788
6,200	3.250%, 03/01/16 (e)	6,296
2,867	4.875%, 01/12/21 (e)	3,006
7,402	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	7,386
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,165
7,071	3.400%, 01/22/15	7,417
4,367	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	4,638
	Barclays Bank plc, (United Kingdom),
9,400	2.500%, 01/23/13	9,327
8,375	2.500%, 09/21/15 (e)	8,207
3,858	3.900%, 04/07/15	3,858
1,100	5.000%, 09/22/16	1,116
4,500	5.125%, 01/08/20	4,399
9,300	5.200%, 07/10/14	9,633
3,700	6.050%, 12/04/17 (e)	3,288
500	6.750%, 05/22/19	533
	BB&T Corp.,
10,800	3.850%, 07/27/12	11,011
6,250	3.950%, 04/29/16	6,651
2,750	4.900%, 06/30/17	2,910
7,358	5.700%, 04/30/14	8,052
1,650	6.850%, 04/30/19	1,993
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	609
4,650	5.625%, 09/15/16	5,182
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (f) (i)	1,573
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	38,427
1,250	Comerica Bank, 5.200%, 08/22/17	1,341
1,960	Comerica, Inc., 3.000%, 09/16/15	1,998
2,340	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.125%, 10/13/15	2,320
	Credit Suisse, (Switzerland),
3,290	4.375%, 08/05/20	3,176
2,700	5.000%, 05/15/13	2,782
6,300	5.300%, 08/13/19	6,407
4,000	5.400%, 01/14/20	3,653
4,995	5.500%, 05/01/14	5,272
5,150	6.000%, 02/15/18	4,989
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	7,799
3,520	3.875%, 08/18/14	3,600
14,418	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	14,598
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,519
	HSBC Bank plc, (United Kingdom),
10,761	1.625%, 07/07/14 (e)	10,647
9,146	3.100%, 05/24/16 (e)	9,106
4,624	3.500%, 06/28/15 (e)	4,676
5,961	4.125%, 08/12/20 (e)	5,801
10,000	4.750%, 01/19/21 (e)	10,155
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,000
	HSBC Holdings plc, (United Kingdom),
7,200	4.875%, 01/14/22	7,247
4,669	5.100%, 04/05/21	4,823
7,200	6.100%, 01/14/42	7,566
3,150	KeyBank N.A., 5.500%, 09/17/12	3,246

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
3,750	KeyCorp, 6.500%, 05/14/13	3,972
	Manufacturers & Traders Trust Co.,
4,500	6.625%, 12/04/17	5,162
6,250	VAR, 1.872%, 04/01/13	6,238
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	18,852
7,800	2.750%, 09/28/15 (e)	7,813
7,000	3.000%, 07/27/16 (e)	6,947
3,455	3.750%, 03/02/15 (e)	3,545
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,769
4,000	National City Bank, 5.800%, 06/07/17	4,399
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	4,928
6,198	4.875%, 05/13/21 (e)	5,242
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,272
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,289
1,015	3.000%, 05/19/14	1,060
4,534	4.375%, 08/11/20	4,797
5,700	5.125%, 02/08/20	6,302
1,200	5.250%, 11/15/15	1,295
1,230	5.625%, 02/01/17	1,342
4,100	6.700%, 06/10/19	4,901
	Rabobank Nederland N.V., (Netherlands),
12,700	3.200%, 03/11/15 (e)	13,076
6,900	4.500%, 01/11/21	7,203
3,500	5.800%, 09/30/10 (e)	3,729
4,000	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	4,038
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,944
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,128
1,000	6.000%, 09/11/17	1,099
505	7.250%, 03/15/18	558
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,688
	Toronto-Dominion Bank (The), (Canada),
9,045	2.200%, 07/29/15 (e)	9,222
5,384	2.500%, 07/14/16	5,453
	U.S. Bancorp,
4,680	2.450%, 07/27/15	4,778
4,299	2.875%, 11/20/14	4,480
3,558	4.125%, 05/24/21	3,864
1,400	7.500%, 06/01/26	1,771
690	U.S. Bank N.A., 6.300%, 02/04/14	757
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	4,978
15,190	6.000%, 11/15/17	16,915
2,700	6.600%, 01/15/38	2,946
4,430	VAR, 0.677%, 03/15/16	4,127
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,226
8,400	5.500%, 05/01/13	8,895
3,050	5.750%, 06/15/17	3,441
13,275	5.750%, 02/01/18	14,861
	Wells Fargo & Co.,
16,700	3.676%, 06/15/16	17,481
8,500	4.600%, 04/01/21	9,002
9,185	5.625%, 12/11/17	10,313
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,132
2,000	5.750%, 05/16/16	2,173
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,524
4,800	4.200%, 02/27/15	4,986
10,711	4.875%, 11/19/19	11,137

		594,193

	Consumer Finance — 0.6%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,496
2,750	American Express Co., 7.000%, 03/19/18	3,219
8,055	American Express Credit Corp., 2.800%, 09/19/16	7,972
9,100	5.875%, 05/02/13	9,580
5,650	7.300%, 08/20/13	6,098
1,479	American General Finance Corp., 5.375%, 10/01/12	1,361
	American Honda Finance Corp.,
2,060	2.375%, 03/18/13 (e)	2,091
11,476	2.600%, 09/20/16 (e)	11,468
1,335	7.625%, 10/01/18 (e)	1,664
15,974	Capital One Bank USA N.A., 8.800%, 07/15/19	18,599
	Capital One Financial Corp.,
2,502	4.750%, 07/15/21	2,556
8,300	6.750%, 09/15/17	9,256
6,075	7.375%, 05/23/14	6,644
	HSBC Finance Corp.,
311	4.750%, 07/15/13	318
6,500	5.000%, 06/30/15	6,637
1,600	5.250%, 01/15/14	1,659
200	5.500%, 01/19/16	209
1,078	6.375%, 11/27/12	1,107
308	7.350%, 11/27/32	312
1,700	VAR, 0.653%, 01/15/14	1,559
	John Deere Capital Corp.,
2,491	3.150%, 10/15/21	2,497
450	4.500%, 04/03/13	473
4,750	5.250%, 10/01/12	4,931
2,437	SLM Corp., 5.375%, 01/15/13	2,472
	Toyota Motor Credit Corp.,

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
15,500	2.000%, 09/15/16	15,420
5,538	3.200%, 06/17/15	5,807
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,005

		131,410

	Diversified Financial Services — 1.9%
10,250	Associates Corp. of North America, 6.950%, 11/01/18	11,021
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	19,145
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,099
5,500	4.900%, 05/01/13	5,470
2,715	5.000%, 05/13/21	2,299
6,500	5.625%, 10/14/16	6,009
11,580	5.625%, 07/01/20	10,218
7,980	5.650%, 05/01/18	7,024
4,635	5.750%, 12/01/17	4,228
5,000	6.500%, 08/01/16	4,833
3,000	7.375%, 05/15/14	3,022
3,500	7.625%, 06/01/19	3,414
7,420	Bank of America N.A., 5.300%, 03/15/17	6,511
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,608
	BHP Billiton Finance USA Ltd., (Australia),
1,600	5.400%, 03/29/17	1,847
1,150	5.500%, 04/01/14	1,266
2,750	6.500%, 04/01/19	3,385
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,238
	Caterpillar Financial Services Corp.,
1,900	4.900%, 08/15/13	2,036
1,000	5.450%, 04/15/18	1,153
900	5.500%, 03/15/16	1,038
4,800	6.200%, 09/30/13	5,240
3,500	7.050%, 10/01/18	4,396
600	7.150%, 02/15/19	761
	Citigroup, Inc.,
11,602	4.587%, 12/15/15	11,624
1,500	4.700%, 05/29/15	1,517
5,400	4.750%, 05/19/15	5,428
5,286	5.000%, 09/15/14	5,289
4,470	5.375%, 08/09/20	4,487
2,400	5.500%, 04/11/13	2,458
1,000	5.500%, 02/15/17	1,002
1,575	6.000%, 12/13/13	1,630
13,500	6.000%, 08/15/17	14,050
7,525	6.010%, 01/15/15	7,795
5,350	6.125%, 11/21/17	5,572
3,675	6.375%, 08/12/14	3,872
700	6.875%, 03/05/38	738
2,850	8.125%, 07/15/39	3,301
13,075	8.500%, 05/22/19	15,129
	CME Group, Inc.,
7,200	5.400%, 08/01/13	7,667
700	5.750%, 02/15/14	764
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,426
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,719
3,874	4.500%, 08/16/21 (e)	3,865
	FUEL Trust,
12,102	3.984%, 06/15/16 (e)	11,762
3,346	4.207%, 04/15/16 (e)	3,293
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,092
14,400	4.375%, 09/16/20	14,259
3,050	4.625%, 01/07/21	3,029
16,000	5.250%, 10/19/12	16,635
1,787	5.300%, 02/11/21	1,830
1,500	5.400%, 02/15/17	1,638
2,000	5.500%, 06/04/14	2,162
10,250	5.500%, 01/08/20	11,003
7,400	5.625%, 09/15/17	8,125
32,425	5.625%, 05/01/18	35,432
24,103	5.875%, 02/15/12	24,348
1,900	5.875%, 01/14/38	1,871
4,700	5.900%, 05/13/14	5,134
24,792	6.000%, 06/15/12	25,486
5,300	6.000%, 08/07/19	5,880
9,241	6.750%, 03/15/32	9,999
900	6.875%, 01/10/39	1,001
2,625	VAR, 0.511%, 04/10/12	2,627
3,500	VAR, 0.627%, 02/15/17	3,085
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	10,608
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	538
3,550	4.750%, 03/01/14	3,838
2,155	10.375%, 11/01/18	3,078
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,457

		427,804

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,677
2,000	5.600%, 05/15/15	2,229
	Aflac, Inc.,
2,118	6.450%, 08/15/40	2,131
1,500	8.500%, 05/15/19	1,808
1,150	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	1,183
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,270

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,259
2,800	5.450%, 05/18/17	2,654
1,425	5.600%, 10/18/16	1,369
	Aon Corp.,
2,483	3.125%, 05/27/16	2,490
2,012	3.500%, 09/30/15	2,055
1,668	6.250%, 09/30/40	1,973
5,641	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,723
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,086
3,500	4.000%, 04/15/12	3,543
3,800	4.600%, 05/15/13	3,997
750	5.000%, 08/15/13	798
11,700	5.400%, 05/15/18	13,319
1,300	5.750%, 01/15/40	1,459
5,859	Berkshire Hathaway, Inc., 3.750%, 08/15/21	5,978
1,130	Chubb Corp., 5.750%, 05/15/18	1,320
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,126
5,063	5.875%, 08/15/20	5,081
	Jackson National Life Global Funding,
3,000	4.700%, 06/01/18 (e)	3,185
3,400	5.375%, 05/08/13 (e)	3,567
4,115	6.125%, 05/30/12 (e)	4,209
2,980	Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,071
1,625	Lincoln National Corp., 4.850%, 06/24/21	1,545
	MassMutual Global Funding II,
2,714	2.300%, 09/28/15 (e)	2,714
1,628	2.875%, 04/21/14 (e)	1,670
5,150	3.625%, 07/16/12 (e)	5,229
7,358	MetLife Institutional Funding II, VAR, 1.274%, 04/04/14 (e)	7,340
815	MetLife, Inc., 6.817%, 08/15/18	950
	Metropolitan Life Global Funding I,
2,500	2.000%, 01/10/14 (e)	2,504
17,335	2.500%, 01/11/13 (e)	17,559
3,235	3.125%, 01/11/16 (e)	3,255
13,300	3.650%, 06/14/18 (e)	13,311
3,000	5.125%, 04/10/13 (e)	3,136
2,497	5.200%, 09/18/13 (e)	2,649
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,056
1,130	Nationwide Financial Services, 5.900%, 07/01/12	1,146
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	899
12,430	9.375%, 08/15/39 (e)	14,028
	New York Life Global Funding,
3,000	3.000%, 05/04/15 (e)	3,143
5,910	4.650%, 05/09/13 (e)	6,213
5,914	5.375%, 09/15/13 (e)	6,327
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,223
2,500	5.150%, 04/15/13 (e)	2,618
1,600	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	2,087
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,933
	Principal Life Global Funding I,
1,600	5.050%, 03/15/15 (e)	1,726
11,236	6.250%, 02/15/12 (e)	11,349
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,187
2,215	5.300%, 12/14/12	2,319
2,900	5.300%, 04/24/13	3,056
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,296
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,240
3,200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	3,470
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	928

		250,666

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	6,917
3,890	6.650%, 01/15/18	4,142
6,185	HCP, Inc., 5.375%, 02/01/21	6,385
	Simon Property Group LP,
4,280	4.125%, 12/01/21	4,271
450	4.200%, 02/01/15	476
2,400	4.375%, 03/01/21	2,452
1,775	5.625%, 08/15/14	1,946
1,100	5.650%, 02/01/20	1,229
2,120	6.100%, 05/01/16	2,380
3,675	6.125%, 05/30/18	4,171
1,645	6.750%, 05/15/14	1,814
10,077	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	11,061

		47,244

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	7,999
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,035

		32,034

	Total Financials	1,841,903

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Health Care — 0.3%
	Biotechnology — 0.2%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	6,900
1,188	4.500%, 03/15/20	1,232
4,500	4.950%, 10/01/41	4,175
14,500	5.150%, 11/15/41	13,981
2,348	5.650%, 06/15/42	2,378
1,975	5.700%, 02/01/19	2,195
3,541	5.750%, 03/15/40	3,635

		34,496

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,226
500	4.625%, 03/15/15	551
700	Becton Dickinson and Co., 5.000%, 05/15/19	802

		2,579

	Health Care Providers & Services — 0.0% (g)
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,139
6,640	UnitedHealth Group, Inc., 3.375%, 11/15/21	6,587
	WellPoint, Inc.,
492	5.875%, 06/15/17	561
340	7.000%, 02/15/19	405

		9,692

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	438
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,547
1,095	Eli Lilly & Co., 3.550%, 03/06/12	1,103
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,084
3,100	5.650%, 05/15/18	3,688
2,100	6.375%, 05/15/38	2,689
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,272
790	Wyeth, 6.450%, 02/01/24	1,013

		14,834

	Total Health Care	61,601

Industrials — 0.8%
	Aerospace & Defense — 0.1%
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,334
	Boeing Co. (The),
250	3.500%, 02/15/15	268
500	4.875%, 02/15/20	571
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,749
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,066
1,000	4.250%, 11/15/19	1,043
1,750	4.850%, 09/15/41	1,711
3,993	5.720%, 06/01/40	4,274
	United Technologies Corp.,
5	6.100%, 05/15/12	5
8,400	6.125%, 02/01/19	10,230

		28,251

	Airlines — 0.1%
1,679	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,439
5,863	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	5,629
561	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	584
4,043	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,154
4,337	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,337
1,522	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,522

		17,665

	Building Products — 0.0% (g)
800	Masco Corp., 5.850%, 03/15/17	791

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	3,039
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,556
7,170	5.000%, 03/15/15	7,613
1,700	5.600%, 03/15/18	1,790
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,026
1,365	7.375%, 03/11/19	1,703
800	7.750%, 05/15/32	1,122

		21,849

	Construction & Engineering — 0.0% (g)
5,475	Fluor Corp., 3.375%, 09/15/21	5,441

	Industrial Conglomerates — 0.0% (g)
	Koninklijke Philips Electronics N.V., (Netherlands),
1,666	5.750%, 03/11/18	1,904
550	7.200%, 06/01/26	723
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,555
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,448
3,100	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	3,803

		11,433

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Machinery — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21 Eaton Corp.,	4,093
2,650	5.600%, 05/15/18	3,107
2,000	7.625%, 04/01/24	2,711
775	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	976
350	PACCAR, Inc., 6.375%, 02/15/12	354
775	Parker Hannifin Corp., 5.500%, 05/15/18	901

		12,142

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
2,080	3.450%, 09/15/21	2,105
1,418	3.600%, 09/01/20	1,459
5,250	5.400%, 06/01/41	5,840
3,660	5.650%, 05/01/17	4,193
1,675	5.750%, 03/15/18	1,956
3,617	5.750%, 05/01/40	4,090
600	6.700%, 08/01/28	747
1,300	7.000%, 02/01/14	1,462
1,300	7.290%, 06/01/36	1,789
	CSX Corp.,
1,986	4.250%, 06/01/21	2,091
3,900	5.500%, 04/15/41	4,267
1,700	6.250%, 04/01/15	1,948
850	6.300%, 03/15/12	862
700	7.375%, 02/01/19	872
4,000	7.900%, 05/01/17	4,954
400	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	455
2,579	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	3,049
	Norfolk Southern Corp.,
5,527	3.250%, 12/01/21	5,494
299	5.590%, 05/17/25	344
871	5.640%, 05/17/29	1,026
1,500	6.000%, 03/15/05	1,683
12,345	6.000%, 05/23/11	13,730
326	7.250%, 02/15/31	444
135	7.700%, 05/15/17	170
34	7.800%, 05/15/27	48
2,690	Ryder System, Inc., 3.600%, 03/01/16	2,791
	Union Pacific Corp.,
4,388	4.163%, 07/15/22	4,670
175	4.875%, 01/15/15	192
1,484	5.650%, 05/01/17	1,723
1,000	5.780%, 07/15/40	1,188
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,224
600	SUB, 8.375%, 04/01/30	886

		79,752

	Total Industrials	177,324

Information Technology — 0.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,734
4,660	5.500%, 01/15/40	5,300
4,990	5.900%, 02/15/39	5,945

		12,979

	Computers & Peripherals — 0.3%
	Dell, Inc.,
6,526	3.100%, 04/01/16	6,848
2,200	4.625%, 04/01/21	2,294
570	5.650%, 04/15/18	651
1,900	7.100%, 04/15/28	2,337
	Hewlett-Packard Co.,
650	2.950%, 08/15/12	659
7,667	4.300%, 06/01/21	7,799
4,687	4.375%, 09/15/21	4,793
1,000	4.500%, 03/01/13	1,039
1,900	4.750%, 06/02/14	2,037
2,525	5.400%, 03/01/17	2,870
20,000	6.000%, 09/15/41	21,541
4,400	6.125%, 03/01/14	4,832
	International Business Machines Corp.,
5,151	1.950%, 07/22/16	5,242
3,950	5.700%, 09/14/17	4,730
660	6.220%, 08/01/27	848
4,500	7.625%, 10/15/18	5,906
450	8.000%, 10/15/38	709

		75,135

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
855	3.375%, 11/01/15	853
4,635	6.000%, 04/01/20	4,940
5,270	6.875%, 07/01/13	5,687
3,600	7.500%, 01/15/27	3,873

		15,353

	IT Services — 0.0% (g)
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,164
2,420	7.450%, 10/15/29	2,990

		6,154

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,770	4.500%, 05/15/21	1,761
3,450	5.625%, 12/15/19	3,721
3,200	6.750%, 02/01/17	3,665
310	8.250%, 05/15/14	351

		9,498

	Semiconductors & Semiconductor Equipment — 0.1%
4,883	Intel Corp., 3.300%, 10/01/21	4,957

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
8,285	National Semiconductor Corp., 6.600%, 06/15/17	10,074
5,000	Texas Instruments, Inc., 1.375%, 05/15/14	5,061

		20,092

	Software — 0.1%
1,796	Intuit, Inc., 5.750%, 03/15/17	2,007
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,765
1,214	4.500%, 10/01/40	1,302
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,096
2,320	5.250%, 01/15/16	2,661
3,400	5.750%, 04/15/18	4,055
1,950	6.500%, 04/15/38	2,552

		26,438

	Total Information Technology	165,649

Materials — 0.4%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	885
	Dow Chemical Co. (The),
3,156	4.125%, 11/15/21	3,127
4,831	4.250%, 11/15/20	4,860
1,926	5.250%, 11/15/41	1,877
650	6.000%, 10/01/12	677
1,345	7.375%, 11/01/29	1,675
6,770	7.600%, 05/15/14	7,655
2,044	8.550%, 05/15/19	2,574
	EI du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,788
125	4.125%, 03/06/13	130
500	4.875%, 04/30/14	549
2,150	4.900%, 01/15/41	2,310
1,500	5.600%, 12/15/36	1,820
5,000	6.000%, 07/15/18	6,053
3,750	Monsanto Co., 7.375%, 08/15/12	3,917
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,197
501	4.875%, 11/15/41	492
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,519
3,800	6.500%, 05/15/19	4,650
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,299
2,150	5.750%, 03/15/13	2,274
1,800	6.650%, 03/15/18	2,160
2,100	9.000%, 05/01/21	2,926
	Praxair, Inc.,
850	4.375%, 03/31/14	914
1,900	4.625%, 03/30/15	2,094
480	5.200%, 03/15/17	552
1,295	5.250%, 11/15/14	1,444
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,147
1,800	7.750%, 10/01/96	2,053

		73,618

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,767

	Metals & Mining — 0.1%
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,288
3,755	3.750%, 09/20/21	3,801
1,585	8.950%, 05/01/14	1,854

		6,943

	Total Materials	82,328

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
270	AT&T Corp., 8.000%, 11/15/31	361
	AT&T, Inc.,
7,000	4.450%, 05/15/21	7,387
8,300	4.950%, 01/15/13	8,666
1,120	5.100%, 09/15/14	1,234
10,603	5.350%, 09/01/40	11,095
2,925	5.500%, 02/01/18	3,338
1,300	5.600%, 05/15/18	1,491
2,295	5.625%, 06/15/16	2,626
7,200	6.300%, 01/15/38	8,379
500	6.800%, 05/15/36	611
	BellSouth Corp.,
4,550	5.200%, 09/15/14	5,008
1,000	6.550%, 06/15/34	1,157
3,840	6.875%, 10/15/31	4,555
	BellSouth Telecommunications, Inc.,
1,541	6.300%, 12/15/15	1,641
1,200	7.000%, 10/01/25	1,448
2,300	7.000%, 12/01/95	2,729
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,191
2,800	5.950%, 01/15/18	3,019
300	9.875%, 12/15/30	416
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,118
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	9,063
6,000	Series P, 7.600%, 09/15/39	5,643
	Deutsche Telekom International Finance B.V., (Netherlands),
4,200	4.875%, 07/08/14	4,499
785	5.250%, 07/22/13	828
2,025	6.000%, 07/08/19	2,306
5,800	8.750%, 06/15/30	7,880
	France Telecom S.A., (France),
4,236	2.750%, 09/14/16	4,161
1,000	8.500%, 03/01/31	1,381

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	GTE Corp.,
18,000	6.840%, 04/15/18	21,379
1,000	8.750%, 11/01/21	1,383
8,149	Qwest Corp., 6.750%, 12/01/21	8,516
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,041
2,300	5.250%, 11/15/13	2,214
2,650	6.175%, 06/18/14	2,541
2,125	6.999%, 06/04/18	1,927
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,015
4,000	5.855%, 02/04/13	4,049
1,500	5.877%, 07/15/19	1,417
3,250	6.221%, 07/03/17	3,215
2,400	6.421%, 06/20/16	2,434
	Verizon Communications, Inc.,
1,440	4.750%, 11/01/41	1,442
2,175	5.500%, 02/15/18	2,504
250	5.550%, 02/15/16	283
1,443	5.850%, 09/15/35	1,654
4,400	7.350%, 04/01/39	5,817
1,500	8.750%, 11/01/18	1,999
8,025	Verizon Global Funding Corp., 7.750%, 12/01/30	10,720
3,100	Verizon Maryland, Inc., 7.150%, 05/01/23	3,318
900	Verizon New England, Inc., 4.750%, 10/01/13	947
880	Verizon New York, Inc., 7.375%, 04/01/32	1,028
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	7,021
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,896

		205,991

	Wireless Telecommunication Services — 0.1%
4,274	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	4,174
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,632
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,815
	Vodafone Group plc, (United Kingdom),
5,125	5.000%, 09/15/15	5,695
753	5.450%, 06/10/19	861

		15,177

	Total Telecommunication Services	221,168

Utilities — 1.5%
	Electric Utilities — 1.1%
2,123	Alabama Power Co., 6.125%, 05/15/38	2,775
2,250	Appalachian Power Co., 6.700%, 08/15/37	2,822
	Arizona Public Service Co.,
1,110	4.650%, 05/15/15	1,210
3,385	5.050%, 09/01/41	3,635
	Carolina Power & Light Co.,
3,602	3.000%, 09/15/21	3,626
2,177	5.125%, 09/15/13	2,341
2,000	5.300%, 01/15/19	2,310
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,394
3,725	7.000%, 03/01/14	4,202
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,322
1,550	Columbus Southern Power Co., 6.050%, 05/01/18	1,817
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,449
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,101
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,758
	Duke Energy Carolinas LLC,
1,991	4.300%, 06/15/20	2,221
1,400	5.100%, 04/15/18	1,616
1,795	5.625%, 11/30/12	1,877
1,816	6.250%, 01/15/12	1,827
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,234
2,966	3.550%, 09/15/21	3,035
1,875	3.950%, 09/15/14	2,003
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,411
3,100	6.350%, 08/15/38	4,048
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	5,454
1,000	6.000%, 10/07/39 (e)	793
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	6,125
1,857	5.750%, 10/01/41	2,080
	Florida Power & Light Co.,
500	5.950%, 10/01/33	633
1,000	5.950%, 02/01/38	1,297
	Florida Power Corp.,
500	4.800%, 03/01/13	523
1,125	5.650%, 06/15/18	1,332
700	6.400%, 06/15/38	933
	Georgia Power Co.,
400	5.950%, 02/01/39	502
1,100	6.000%, 11/01/13	1,203
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,563

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,322
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	377
10,000	Kansas City Power & Light Co., 5.300%, 10/01/41	10,554
173	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	174
700	MidAmerican Energy Co., 5.300%, 03/15/18	815
	Nevada Power Co.,
367	5.375%, 09/15/40	416
3,740	5.450%, 05/15/41	4,289
2,250	6.500%, 08/01/18	2,696
1,825	7.125%, 03/15/19	2,257
	NextEra Energy Capital Holdings, Inc.,
900	5.350%, 06/15/13	953
1,200	6.000%, 03/01/19	1,398
1,600	7.875%, 12/15/15	1,907
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,796
	Nisource Finance Corp.,
1,800	4.450%, 12/01/21	1,819
7,500	5.800%, 02/01/42	7,670
2,560	6.150%, 03/01/13	2,694
2,500	Northern States Power Co., 6.250%, 06/01/36	3,377
2,400	Ohio Power Co., 5.750%, 09/01/13	2,574
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	879
6,150	6.800%, 09/01/18	7,371
	Pacific Gas & Electric Co.,
1,411	3.250%, 09/15/21	1,409
7,260	4.500%, 12/15/41	7,163
1,980	5.625%, 11/30/17	2,334
750	8.250%, 10/15/18	991
	PacifiCorp,
250	5.500%, 01/15/19	296
2,850	5.650%, 07/15/18	3,390
900	Peco Energy Co., 5.350%, 03/01/18	1,052
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,026
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,736
	Progress Energy, Inc.,
3,778	4.400%, 01/15/21	4,081
730	6.050%, 03/15/14	808
1,480	7.750%, 03/01/31	2,061
	PSEG Power LLC,
800	4.150%, 09/15/21	815
2,411	5.125%, 04/15/20	2,680
2,190	5.500%, 12/01/15	2,429
1,255	8.625%, 04/15/31	1,816
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,181
275	5.800%, 08/01/18	327
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,098
3,350	6.625%, 11/15/37	4,169
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	968
1,138	5.375%, 11/01/39	1,369
5,300	6.330%, 11/01/13	5,815
3,000	San Diego Gas & Electric Co., 3.950%, 11/15/41	3,004
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,083
3,800	3.900%, 12/01/41	3,720
1,200	4.150%, 09/15/14	1,300
1,400	5.500%, 08/15/18	1,662
1,650	5.750%, 03/15/14	1,822
645	5.950%, 02/01/38	836
2,450	6.050%, 03/15/39	3,234
	Southern Co.,
2,973	1.950%, 09/01/16	2,993
580	4.150%, 05/15/14	621
1,417	Southern Power Co., 5.150%, 09/15/41	1,440
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,606
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,094
350	5.668%, 08/15/14	383
3,645	6.250%, 02/15/13	3,833
1,000	7.500%, 09/15/38	1,255
3,850	8.000%, 10/01/19	4,776
	Virginia Electric and Power Co.,
2,550	5.100%, 11/30/12	2,658
4,600	5.400%, 04/30/18	5,438
800	5.950%, 09/15/17	957

		242,539

	Gas Utilities — 0.2%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,084
1,700	4.450%, 04/15/13	1,760
11,728	5.875%, 03/15/41	13,903
1,530	ANR Pipeline Co., 9.625%, 11/01/21	2,294
	Atmos Energy Corp.,
320	5.125%, 01/15/13	333
690	8.500%, 03/15/19	904
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,044
530	6.125%, 11/01/17	605
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,070

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Gas Utilities — Continued
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,588
1,500	6.200%, 10/15/37	1,811
1,900	6.500%, 08/15/18	2,285
2,650	7.125%, 01/15/19	3,328
2,100	7.250%, 08/15/38	2,757

		38,766

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,409
	Dominion Resources, Inc.,
2,052	4.900%, 08/01/41	2,154
590	6.000%, 11/30/17	691
1,879	6.250%, 06/30/12	1,934
1,200	7.000%, 06/15/38	1,574
1,600	8.875%, 01/15/19	2,088
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	4,921
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,873
1,550	PG&E Corp., 5.750%, 04/01/14	1,693
	Sempra Energy,
1,500	6.000%, 10/15/39	1,803
2,300	6.150%, 06/15/18	2,686
900	6.500%, 06/01/16	1,048
2,760	8.900%, 11/15/13	3,110
4,900	9.800%, 02/15/19	6,599
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	262
1,400	6.000%, 04/01/14	1,564
1,295	6.250%, 12/01/15	1,515
	Xcel Energy, Inc.,
601	4.700%, 05/15/20	671
924	4.800%, 09/15/41	978

		41,573

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,358
3,740	6.593%, 10/15/37	4,481

		9,839

	Total Utilities	332,717

	Total Corporate Bonds (Cost $3,375,241)	3,482,985

Foreign Government Securities — 0.5%
	Israel Government AID Bond, (Israel),
27,000	Zero Coupon, 08/15/17	24,637
33,638	Zero Coupon, 08/15/18	29,614
5,010	Zero Coupon, 08/15/20	4,070
2,500	Zero Coupon, 11/15/26	1,478
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,104
	Province of Ontario, (Canada),
5,500	2.700%, 06/16/15	5,769
12,250	2.950%, 02/05/15	12,939
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	792
	United Mexican States, (Mexico),
5,706	5.750%, 10/12/10	5,849
2,035	5.875%, 01/15/14	2,198
3,398	6.375%, 01/16/13	3,576
850	6.625%, 03/03/15	963
4,881	7.500%, 04/08/33	6,699
2,925	8.300%, 08/15/31	4,292

	Total Foreign Government Securities (Cost $99,958)	105,980

Mortgage Pass-Through Securities — 13.3%
	Federal Home Loan Mortgage Corp.,
713	ARM, 2.000%, 08/01/36	750
707	ARM, 2.096%, 01/01/37	742
6,474	ARM, 2.098%, 10/01/36	6,819
2,104	ARM, 2.106%, 08/01/36	2,216
1,605	ARM, 2.107%, 07/01/36	1,684
11,101	ARM, 2.139%, 08/01/36	11,642
91	ARM, 2.146%, 07/01/19	95
3,757	ARM, 2.185%, 10/01/36	3,959
2,375	ARM, 2.245%, 10/01/36	2,511
206	ARM, 2.276%, 01/01/27	215
2,349	ARM, 2.345%, 10/01/36	2,482
62	ARM, 2.375%, 07/01/26	63
86	ARM, 2.396%, 04/01/30	91
837	ARM, 2.410%, 10/01/36	884
842	ARM, 2.415%, 08/01/35	888
949	ARM, 2.480%, 12/01/33	980
2,765	ARM, 2.488%, 10/01/36	2,907
5,170	ARM, 2.492%, 05/01/36	5,448
1,767	ARM, 2.496%, 07/01/36	1,861
1,093	ARM, 2.497%, 02/01/36	1,147
197	ARM, 2.498%, 09/01/32	208
1,758	ARM, 2.500%, 04/01/34	1,843
1,812	ARM, 2.500%, 01/01/35	1,894
4,907	ARM, 2.508%, 05/01/33	5,154
889	ARM, 2.525%, 11/01/36	942
2,423	ARM, 2.528%, 12/01/35	2,562
3,424	ARM, 2.538%, 09/01/36	3,635
3,439	ARM, 2.562%, 09/01/34	3,622
1,311	ARM, 2.617%, 07/01/37	1,397
5,240	ARM, 2.625%, 09/01/36	5,555
5,370	ARM, 2.790%, 03/01/36	5,704
2,769	ARM, 2.882%, 10/01/36	2,936
1,489	ARM, 3.065%, 05/01/36	1,570
9,163	ARM, 3.165%, 03/01/37	9,726
5,797	ARM, 3.220%, 03/01/36	6,189
8,706	ARM, 4.097%, 12/01/36	9,243

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
8,813	ARM, 4.123%, 12/01/36	9,363
520	ARM, 4.240%, 12/01/36	549
2,738	ARM, 4.324%, 11/01/36	2,879
7,487	ARM, 4.913%, 02/01/36	7,979
13,248	ARM, 4.996%, 01/01/35	14,210
6,733	ARM, 5.004%, 05/01/37	7,139
4,741	ARM, 5.072%, 07/01/36	5,084
3,028	ARM, 5.278%, 05/01/38	3,219
3,975	ARM, 5.343%, 11/01/36	4,172
5,084	ARM, 5.562%, 05/01/36	5,444
3,625	ARM, 5.570%, 04/01/38	3,856
4,864	ARM, 5.610%, 06/01/37	5,243
1,206	ARM, 5.621%, 04/01/37	1,289
4,010	ARM, 5.694%, 02/01/37	4,224
2,519	ARM, 5.730%, 05/01/37	2,694
3,626	ARM, 5.734%, 05/01/37	3,861
2,931	ARM, 5.756%, 06/01/36	3,137
3,585	ARM, 5.778%, 01/01/37	3,794
1,192	ARM, 5.807%, 03/01/37	1,268
3,579	ARM, 5.835%, 04/01/37	3,812
280	ARM, 5.865%, 02/01/37	296
874	ARM, 5.873%, 05/01/37	931
1,371	ARM, 5.927%, 04/01/37	1,484
2,011	ARM, 5.949%, 03/01/37	2,147
7,913	ARM, 5.972%, 12/01/36	8,351
13,466	ARM, 6.007%, 11/01/36	14,440
11,937	ARM, 6.011%, 06/01/36	12,787
748	ARM, 6.011%, 02/01/37	800
1,544	ARM, 6.086%, 05/01/37	1,638
3,746	ARM, 6.272%, 05/01/37	3,952
6,170	ARM, 6.297%, 02/01/37	6,443
1,130	ARM, 6.392%, 02/01/37	1,222
1,021	ARM, 6.445%, 12/01/36	1,105
1,197	ARM, 6.463%, 11/01/37	1,291
3,575	ARM, 6.660%, 11/01/36	3,855
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,922	4.000%, 06/01/18 - 05/01/19	3,076
2,898	4.500%, 08/01/18 - 10/01/18	3,072
13,436	5.000%, 10/01/17 - 12/01/18	14,388
60,840	5.500%, 06/01/17 - 02/01/24	65,928
29,782	6.000%, 04/01/17 - 03/01/22	32,247
4,845	6.500%, 07/01/16 - 03/01/22	5,237
49	7.000%, 09/01/12 - 04/01/17	52
4	7.500%, 10/01/14 - 11/01/15	4
7	8.500%, 11/01/15	7
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,178	5.500%, 01/01/23 - 11/01/23	5,628
394	6.000%, 12/01/22	431
2,802	6.500%, 12/01/13 - 01/01/28	3,111
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,814	4.000%, 10/01/33	5,044
77,826	4.500%, 05/01/41	82,061
102,365	5.000%, 01/01/34 - 08/01/40	109,605
22,714	5.500%, 10/01/33 - 08/01/38	24,591
3,648	6.000%, 10/01/29 - 12/01/36	4,039
19,432	6.500%, 08/01/29 - 03/01/38	21,986
4,868	7.000%, 04/01/22 - 02/01/37	5,547
11,002	7.500%, 08/01/25 - 09/01/38	12,685
47	8.000%, 07/01/20 - 11/01/24	55
130	8.500%, 07/01/28	156
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
16,542	7.500%, 01/01/32 - 12/01/36	19,316
9,406	10.000%, 10/01/30	11,286
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
13,323	5.500%, 04/01/18	14,394
2,280	6.000%, 11/01/36	2,477
39,446	6.500%, 12/01/35 - 06/01/37	44,265
833	7.000%, 07/01/29 - 08/01/47	940
1,933	10.000%, 03/17/26	2,261
25	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	28
	Federal National Mortgage Association,
738	ARM, 1.584%, 08/01/34	755
1,501	ARM, 1.788%, 09/01/33	1,550
5,663	ARM, 1.899%, 09/01/36	5,940
665	ARM, 1.921%, 02/01/35	696
63	ARM, 1.947%, 03/01/19	65
9,836	ARM, 1.969%, 01/01/35	10,347
1,151	ARM, 1.975%, 09/01/36	1,210
1,466	ARM, 2.117%, 05/01/35	1,536
466	ARM, 2.124%, 11/01/34	489
322	ARM, 2.135%, 08/01/35	335
5,093	ARM, 2.147%, 01/01/36	5,297
887	ARM, 2.240%, 10/01/34	927
203	ARM, 2.247%, 07/01/34	213
1,624	ARM, 2.273%, 08/01/36	1,717
1,201	ARM, 2.299%, 11/01/33	1,257
2,111	ARM, 2.302%, 07/01/35	2,223
741	ARM, 2.310%, 04/01/34	779
937	ARM, 2.339%, 09/01/35	989
807	ARM, 2.340%, 11/01/34	851
1,401	ARM, 2.344%, 03/01/35	1,473
1,112	ARM, 2.345%, 08/01/33	1,170
191	ARM, 2.352%, 09/01/34	201
1,490	ARM, 2.371%, 09/01/36	1,574
668	ARM, 2.378%, 08/01/34	703
2,532	ARM, 2.417%, 10/01/36	2,669
2,058	ARM, 2.441%, 01/01/36	2,166
223	ARM, 2.470%, 05/01/35	235
1,433	ARM, 2.488%, 06/01/36	1,509
306	ARM, 2.505%, 01/01/34	323
1,980	ARM, 2.520%, 07/01/36	2,093
2,075	ARM, 2.545%, 06/01/34	2,185
1,410	ARM, 2.546%, 10/01/34	1,488

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
599	ARM, 2.560%, 09/01/33	633
2,064	ARM, 2.570%, 09/01/36	2,186
6,427	ARM, 2.573%, 06/01/36	6,830
4,480	ARM, 2.589%, 08/01/36	4,736
1,161	ARM, 2.604%, 05/01/36	1,230
8,388	ARM, 2.641%, 12/01/36	8,737
13	ARM, 2.648%, 01/01/19	13
1,989	ARM, 2.683%, 06/01/36	2,115
2,214	ARM, 2.750%, 04/01/35	2,331
2,302	ARM, 2.794%, 12/01/36	2,406
9	ARM, 2.797%, 08/01/19	9
3,436	ARM, 2.816%, 10/01/36	3,619
6,203	ARM, 2.825%, 10/01/36	6,584
14	ARM, 2.848%, 06/01/26	14
686	ARM, 2.887%, 02/01/36	722
2,759	ARM, 2.920%, 11/01/36	2,928
19,109	ARM, 2.951%, 03/01/36	20,128
148	ARM, 3.000%, 01/01/36	156
256	ARM, 3.173%, 09/01/27	267
6,713	ARM, 3.809%, 11/01/37	7,098
1,904	ARM, 3.886%, 11/01/36	2,028
240	ARM, 3.924%, 03/01/29	256
10,095	ARM, 4.432%, 07/01/37	10,682
1,374	ARM, 4.879%, 01/01/37	1,462
474	ARM, 5.003%, 01/01/34	509
2,047	ARM, 5.078%, 01/01/37	2,185
611	ARM, 5.101%, 01/01/35	643
2,703	ARM, 5.116%, 10/01/35	2,864
3,814	ARM, 5.232%, 01/01/38	4,085
2,134	ARM, 5.244%, 11/01/37	2,261
12,517	ARM, 5.405%, 12/01/37	13,392
1,367	ARM, 5.527%, 08/01/36	1,471
2,261	ARM, 5.564%, 07/01/37	2,408
20,449	ARM, 5.629%, 01/01/23	22,216
7,677	ARM, 5.724%, 08/01/37	8,173
4,923	ARM, 5.725%, 04/01/37	5,240
2,465	ARM, 5.742%, 02/01/37	2,596
336	ARM, 5.799%, 07/01/37	358
2,595	ARM, 5.864%, 09/01/37	2,800
2,170	ARM, 5.952%, 09/01/37	2,374
869	ARM, 5.986%, 09/01/37	926
2,504	ARM, 6.002%, 09/01/37	2,677
2,121	ARM, 6.065%, 07/01/37	2,258
7,498	ARM, 6.073%, 09/01/36	8,109
4,898	ARM, 6.223%, 08/01/36	5,321
2,810	ARM, 6.290%, 02/01/37	2,932
1,266	ARM, 6.301%, 09/01/37	1,363
	Federal National Mortgage Association, 15 Year, Single Family,
659	3.500%, 04/01/19	690
8,988	4.000%, 07/01/18 - 12/01/20	9,524
33,221	4.500%, 05/01/18 - 12/01/19	35,592
37,057	5.000%, 12/01/16 - 08/01/24	40,037
33,824	5.500%, 02/01/18 - 07/01/20	36,764
74,285	6.000%, 06/01/16 - 07/01/24	80,586
9,009	6.500%, 05/01/13 - 02/01/24	9,894
1,067	7.000%, 03/01/17 - 11/01/17	1,159
54	7.500%, 10/01/12 - 03/01/17	57
24	8.000%, 11/01/12 - 11/01/15	25
	Federal National Mortgage Association, 20 Year, Single Family,
1,366	5.000%, 10/01/25	1,482
4,518	5.500%, 07/01/25	4,948
45,126	6.000%, 04/01/24 - 09/01/29	49,520
8,661	6.500%, 05/01/22 - 08/01/26	9,583
	Federal National Mortgage Association, 30 Year, FHA/VA,
287	6.000%, 09/01/33	318
496	6.500%, 03/01/29	572
80	7.000%, 02/01/33	91
115	8.000%, 06/01/28	133
107	8.500%, 08/01/27 - 02/01/30	125
132	9.000%, 05/01/18 - 12/01/30	152
38	9.500%, 12/01/18	44
	Federal National Mortgage Association, 30 Year, Single Family,
1,418	4.000%, 12/01/33	1,489
7,164	4.130%, 07/01/20	7,784
3,313	4.500%, 11/01/33 - 09/01/34	3,519
87,059	5.000%, 06/01/33 - 08/01/40	93,894
81,722	5.500%, 11/01/32 - 12/01/39	89,201
34,663	6.000%, 12/01/28 - 04/01/38	37,994
127,178	6.500%, 11/01/29 - 10/01/38	143,044
62,145	7.000%, 01/01/24 - 01/01/39	70,832
35,121	7.500%, 11/01/22 - 04/01/39	40,923
1,685	8.000%, 03/01/21 - 01/01/38	1,967
45	8.500%, 07/01/24 - 06/01/25	53
5	9.000%, 04/01/26	5
31	9.500%, 07/01/28	37
19	10.000%, 02/01/24	22
28	12.500%, 01/01/16	29
	Federal National Mortgage Association, Other,
611	VAR, 2.500%, 08/01/34	644
5,959	VAR, 6.070%, 11/01/18	6,432
4,804	2.573%, 10/01/17	4,903
4,000	2.779%, 10/01/17	4,110
14,755	2.970%, 11/01/18	15,181
8,000	3.290%, 10/01/20	8,268
6,000	3.337%, 11/01/20	6,176
7,880	3.379%, 11/01/20	8,121
6,500	3.461%, 11/01/20	6,740
8,000	3.472%, 10/01/20	8,305
10,000	3.492%, 01/01/18	10,540
2,655	3.503%, 08/01/17	2,802
3,646	3.513%, 10/01/21	3,775
9,842	3.544%, 09/01/20	10,262
25,150	3.590%, 10/01/20 - 10/01/21	26,381
8,500	3.596%, 12/01/20	8,882
1,971	3.600%, 09/01/20	2,076
20,250	3.616%, 09/01/20 - 10/01/20	21,201

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
29,463	3.621%, 09/01/20	30,866
6,500	3.637%, 01/01/18	6,903
10,000	3.638%, 12/01/20	10,327
14,812	3.658%, 01/01/18 - 10/01/20	15,673
19,947	3.730%, 06/01/18	21,452
3,000	3.751%, 01/01/18	3,196
7,000	3.761%, 06/01/18	7,467
5,946	3.800%, 03/01/18	6,392
3,643	3.802%, 09/01/20	3,856
3,944	3.823%, 12/01/20	4,178
19,138	3.864%, 07/01/20 - 08/01/20	20,338
12,088	3.895%, 01/01/21	12,858
7,582	3.906%, 09/01/21	8,055
10,000	3.926%, 08/01/20	10,643
15,000	3.930%, 07/01/20	16,121
10,000	3.960%, 08/01/20	10,766
26,250	3.978%, 09/01/20 - 09/01/21	28,054
10,000	3.980%, 11/01/16	10,626
9,956	3.988%, 07/01/21	10,637
11,400	3.999%, 01/01/21	12,201
982	4.000%, 04/01/20	1,025
17,979	4.009%, 09/01/21	19,337
21,410	4.019%, 08/01/20 - 07/01/21	22,940
7,000	4.045%, 10/01/20	7,515
6,776	4.050%, 09/01/21	7,263
4,000	4.061%, 01/01/21	4,298
15,000	4.081%, 07/01/20	16,129
6,477	4.102%, 06/01/21	6,967
5,573	4.123%, 07/01/21	6,005
6,814	4.185%, 01/01/21 - 08/01/21	7,363
9,667	4.195%, 07/01/21	10,460
32,000	4.201%, 07/01/20	34,391
7,029	4.236%, 06/01/21	7,622
10,000	4.250%, 04/01/21	10,937
16,586	4.267%, 11/01/19 - 08/01/21	18,014
9,972	4.291%, 06/01/21	11,001
17,839	4.298%, 03/01/21	19,425
4,869	4.319%, 12/01/19	5,302
5,500	4.329%, 06/01/21	5,998
18,000	4.340%, 06/01/21	19,790
15,000	4.350%, 04/01/20	16,503
20,777	4.381%, 11/01/19 - 06/01/21	22,716
7,600	4.391%, 04/01/21	8,312
61,500	4.399%, 02/01/20	68,007
21,826	4.402%, 07/01/21	23,903
19,505	4.424%, 01/01/20	21,409
7,917	4.443%, 08/01/20 - 04/01/21	8,625
8,926	4.444%, 01/01/21	9,851
12,456	4.474%, 02/01/21 - 04/01/21	13,931
2,916	4.500%, 03/01/20	3,203
15,000	4.505%, 05/01/21	16,995
23,392	4.514%, 04/01/20	25,875
11,801	4.515%, 02/01/20	13,044
24,747	4.526%, 01/01/21	27,284
7,600	4.536%, 05/01/21	8,385
3,421	4.540%, 01/01/20	3,798
2,800	4.546%, 02/01/20	3,088
4,356	4.598%, 01/01/21	4,821
9,000	4.629%, 06/01/21	9,978
27,500	4.650%, 08/01/21	30,521
23,608	4.681%, 12/01/19	26,272
12,896	4.794%, 01/01/21	14,421
701	5.000%, 12/01/32	753
9,000	5.240%, 05/01/17	10,081
15,552	5.500%, 03/01/17 - 06/01/39	16,633
45,816	6.000%, 02/01/36 - 11/01/48	50,235
7,233	6.500%, 04/01/36 - 05/01/37	7,895
5,929	7.000%, 02/01/36 - 01/01/38	6,695
430	7.500%, 10/01/37	495
1,864	8.000%, 11/01/37	2,149
187	10.890%, 04/15/19	213
	Government National Mortgage Association II, 30 Year, Single Family,
10,882	5.500%, 09/20/39	12,152
23,676	6.000%, 03/20/28 - 08/20/39	26,745
3,138	6.500%, 07/20/29	3,555
1,862	7.000%, 08/20/38	2,143
197	7.500%, 02/20/28 - 09/20/28	230
381	8.000%, 12/20/25 - 10/20/28	450
176	8.500%, 03/20/25 - 05/20/25	211
	Government National Mortgage Association, 15 Year, Single Family,
168	6.000%, 10/15/17	184
190	6.500%, 06/15/17 - 12/15/17	209
1	7.500%, 02/15/12 - 03/15/12	1
332	8.000%, 01/15/16	361
	Government National Mortgage Association, 30 Year, Single Family,
11,833	5.500%, 04/15/33 - 09/15/34	13,302
451	6.000%, 11/15/28	512
7,926	6.500%, 01/15/24 - 12/15/35	9,109
12,951	7.000%, 08/15/23 - 04/15/37	14,732
3,019	7.500%, 11/15/22 - 10/15/37	3,533
91	8.000%, 05/15/22 - 08/15/28	107
33	8.500%, 03/15/17 - 11/15/17	37
65	9.000%, 08/15/16 - 11/15/24	75
3,838	9.500%, 01/15/17 - 12/15/25	4,603
28	12.000%, 11/15/19	31

	Total Mortgage Pass-Through Securities (Cost $2,882,504)	2,984,387

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — 0.2%
Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,872

New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	2,911
12,225	Port Authority of New York & New Jersey, Taxable Construction 164, Construction 164, Rev., 5.647%, 11/01/40	13,918

		16,829

Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	16,684
10,678	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	10,789

		27,473

	Total Municipal Bonds (Cost $43,569)	49,174

Supranational — 0.1%
	Corp. Andina de Fomento,
9,103	3.750%, 01/15/16	9,188
720	5.200%, 05/21/13	755
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,002

	Total Supranational (Cost $18,807)	18,945

U.S. Government Agency Securities — 1.5%
	Federal Farm Credit Bank,
5,000	1.875%, 12/07/12	5,081
10,000	5.125%, 11/15/18	11,905
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	40,060
4,000	5.125%, 11/17/17	4,786
25,500	5.500%, 08/23/17	31,041
1,260	5.750%, 01/15/12	1,269
	Federal National Mortgage Association,
45,000	Zero Coupon, 07/05/14	43,976
26,500	Zero Coupon, 06/01/17	24,182
26,700	5.000%, 05/11/17	31,586
33,400	5.375%, 06/12/17	40,187
2,735	6.125%, 03/15/12	2,782
11,500	Federal National Mortgage Association Interest Strip, 11/15/21	8,617
	Financing Corp. Fico,
16,800	Zero Coupon, 04/05/19	14,322
13,200	Zero Coupon, 09/26/19	11,030
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,226
5,741	Zero Coupon, 04/01/16	5,332
13,319	Zero Coupon, 04/01/19	11,014
10,000	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	8,255
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,432
1,195	5.250%, 09/15/39	1,488
9,500	5.500%, 07/18/17	11,447
	Tennessee Valley Authority STRIP,
4,138	12/15/17	3,670
7,506	01/15/19	6,375
12,000	05/01/19	10,083

	Total U.S. Government Agency Securities (Cost $316,962)	336,146

U.S. Treasury Obligations — 24.8%
	U.S. Treasury Bonds,
22,300	4.500%, 02/15/36	28,370
2,000	4.500%, 08/15/39	2,564
1,000	4.750%, 02/15/37	1,320
650	5.250%, 11/15/28	875
4,000	5.250%, 02/15/29	5,399
9,000	5.375%, 02/15/31	12,502
12,350	5.500%, 08/15/28	17,043
4,300	6.000%, 02/15/26	6,078
2,050	6.125%, 11/15/27	2,984
1,000	6.125%, 08/15/29	1,480
7,650	6.250%, 05/15/30	11,555
4,750	6.375%, 08/15/27	7,055
7,550	6.500%, 11/15/26	11,224
5,100	6.625%, 02/15/27	7,687
7,800	6.750%, 08/15/26	11,812
14,620	7.125%, 02/15/23	21,788
19,490	7.250%, 08/15/22 (m)	29,092
56,392	7.500%, 11/15/16 (m)	74,371
8,717	7.875%, 02/15/21 (m)	13,155
8,000	8.000%, 11/15/21	12,350
137,482	8.125%, 08/15/19	203,044
16,650	8.125%, 05/15/21	25,599
48,180	8.500%, 02/15/20	73,505
25,150	8.750%, 05/15/20	39,055
73,089	8.750%, 08/15/20	114,225
201,750	8.875%, 08/15/17 (m)	288,487
4,594	9.875%, 11/15/15 (m)	6,256
	U.S. Treasury Bonds STRIPS,
40,855	02/15/14 (m)	40,571
18,132	05/15/14 (m)	17,981
48,062	08/15/14 (m)	47,557
33,961	11/15/14	33,524
40,209	02/15/15 (m)	39,507
9,895	05/15/15	9,693
15,750	08/15/15	15,410

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
4,941	08/15/15	4,825
7,010	11/15/15	6,824
38,361	11/15/15	37,305
94,812	02/15/16 (m)	91,777
32,950	05/15/16	31,725
54,427	08/15/16	52,049
46,981	11/15/16	44,642
118,866	02/15/17	112,216
40,461	08/15/17	37,681
90,980	11/15/17	84,059
35,450	02/15/18	32,472
15,500	05/15/18	14,091
41,786	08/15/18	37,679
11,897	02/15/19	10,546
105,365	05/15/19	92,639
182,720	08/15/19	159,380
11,000	02/15/20	9,415
4,550	05/15/20	3,882
420,096	05/15/20	355,509
189,150	08/15/20	158,474
17,050	11/15/20	14,150
1,000	02/15/21	823
14,000	05/15/21	11,383
46,300	08/15/21	37,332
55,600	11/15/21	44,384
17,208	02/15/22	13,592
7,869	02/15/23	5,950
25,000	05/15/23	18,707
1,200	02/15/24	870
7,000	05/15/24	5,021
12,925	08/15/24	9,166
20,400	11/15/24	14,314
5,800	02/15/25	4,024
2,700	05/15/25	1,854
16,000	08/15/25	10,875
7,300	02/15/26	4,856
22,300	05/15/26	14,685
25,050	11/15/26	16,146
30,500	02/15/27	19,472
20,725	05/15/27	13,114
31,300	08/15/27	19,625
24,650	11/15/27	15,311
9,300	05/15/28	5,667
5,900	08/15/28	3,566
19,300	11/15/28	11,551
21,115	02/15/29	12,523
3,200	05/15/29	1,879
11,200	08/15/29	6,517
16,120	11/15/29	9,292
102,900	02/15/30	58,796
41,000	05/15/30	23,188
33,550	08/15/30	18,801
20,000	11/15/30	11,110
12,100	02/15/31	6,668
12,875	05/15/31	7,021
14,125	08/15/31	7,645
12,400	11/15/31	6,651
9,425	02/15/32	5,003
1,700	08/15/32	886
16,500	11/15/32	8,516
29,350	05/15/33	14,882
21,875	08/15/33	10,995
32,500	11/15/33	16,175
18,675	02/15/34	9,211
9,550	05/15/34	4,665
2,100	11/15/34	1,007
10,500	02/15/35	4,986
1,700	08/15/35	793
1,175	05/15/36	533
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	5,604
10,109	3.625%, 04/15/28 (m)	20,983
	U.S. Treasury Inflation Indexed Notes,
4,750	1.125%, 01/15/21	5,457
8,600	2.000%, 04/15/12	9,649
12,000	2.000%, 01/15/14	15,679
2,000	2.000%, 07/15/14	2,606
	U.S. Treasury Notes,
40,000	1.125%, 12/15/11	40,017
10,000	1.250%, 02/15/14	10,209
7,050	1.375%, 09/15/12	7,119
15,990	1.375%, 11/15/12	16,176
2,700	1.375%, 02/15/13	2,739
8,500	1.500%, 08/31/18	8,519
15,000	1.750%, 04/15/13	15,319
20,500	1.750%, 03/31/14	21,190
13,700	1.750%, 10/31/18	13,919
12,000	1.875%, 02/28/14	12,423
25,000	2.000%, 04/30/16	26,332
35,980	2.125%, 12/31/15	38,094
5,475	2.250%, 11/30/17	5,792
20,000	2.375%, 10/31/14	21,145
6,000	2.375%, 02/28/15	6,368
10,000	2.500%, 06/30/17	10,749
72,900	2.625%, 07/31/14	77,274
229,500	2.625%, 12/31/14	244,901
19,000	2.625%, 02/29/16	20,507
36,325	2.625%, 04/30/16	39,234
26,000	2.625%, 01/31/18	28,074
218,675	2.750%, 05/31/17	237,912
34,140	2.750%, 12/31/17	37,132
30,610	2.875%, 03/31/18	33,501
169,500	3.125%, 10/31/16	187,298
20,000	3.125%, 01/31/17	22,131
143,855	3.125%, 04/30/17	159,376
218,792	3.125%, 05/15/19	242,312
241,700	3.250%, 12/31/16	268,759
67,500	3.250%, 03/31/17	75,178
5,000	3.375%, 11/15/19	5,625
5,000	3.500%, 02/15/18	5,657
63,800	4.250%, 11/15/17	75,005
55,060	4.500%, 05/15/17	65,023
9,500	4.625%, 02/15/17	11,245
136,865	4.750%, 08/15/17	164,249

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
	U.S. Treasury STRIPS,
399	08/15/12	399
29,374	08/15/13	29,241
3,100	08/15/26	2,020
46,650	02/15/28	28,712

	Total U.S. Treasury Obligations (Cost $4,988,627)	5,551,342

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
686,721	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $686,721)	686,721

	Total Investments — 100.0% (Cost $21,242,819)	22,438,071
	Liabilities in Excess of Other Assets — 0.0% (g)	(8,116)

	NET ASSETS — 100.0%	$22,429,955

Percentages indicated are based on net assets

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $ 213,236,000 which amounts to 0.95% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,352,164
Aggregate gross unrealized depreciation	(156,912)

Net unrealized appreciation/depreciation	$1,195,252

Federal income tax cost of investments	$21,242,819

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$771,817	$62,544	$834,361
Collateralized Mortgage
Obligations
Agency CMO	—	5,334,989		5,334,989
Non-Agency CMO	—	2,339,066	146,129	2,485,195

Total Collateralized Mortgage
Obligations	—	7,674,055	146,129	7,820,184

Commercial Mortgage-Backed
Securities	—	567,846	—	567,846
Corporate Bonds
Consumer Discretionary	—	272,818	—	272,818
Consumer Staples	—	133,226	—	133,226
Energy	—	194,251	—	194,251
Financials	—	1,837,340	4,563	1,841,903
Health Care	—	61,601	—	61,601
Industrials	—	177,324	—	177,324
Information Technology	—	165,649	—	165,649
Materials	—	82,328	—	82,328
Telecommunication Services	—	221,168	—	221,168
Utilities	—	332,717	—	332,717

Total Corporate Bonds	—	3,478,422	4,563	3,482,985

Foreign Government Securities	—	105,980	—	105,980
Mortgage Pass-Through Securities	—	2,984,387	—	2,984,387
Municipal Bonds	—	49,174	—	49,174
Supranational	—	18,945	—	18,945
U.S. Government Agency
Securities	—	336,146	—	336,146
U.S. Treasury Obligations	—	5,551,342	—	5,551,342
Short-Term Investment
Investment Company	686,721	—	—	686,721

Total Investments in Securities	$686,721	$21,538,114	$213,236	$22,438,071

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Asset-Backed Securities	$20,798	$206	$(121)	$35		$63,879	$(37,358)	$15,105	$—	$62,544
Collateralized Mortgage Obligations
Agency CMO	13,778	—	309	—		—	(920)	—	(13,167)	—
Non-Agency CMO	28,884	(4,200)	2,880	77		143,485	(24,997)	—	—	146,129
Corporate Bonds—Financials	1,572	—	44	—	(a)	—	—	2,947	—	4,563

Total	$65,032	$(3,994)	$3,112	$112		$207,364	$(63,275)	$18,052	$(13,167)	$213,236

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $2,803,000.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.4%
1,172	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.437%, 04/25/36	953
4,583	AH Mortgage Advance Trust, Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,565
	Ally Auto Receivables Trust,
1,046	Series 2010-1, Class A3, 1.450%, 05/15/14	1,051
565	Series 2010-3, Class A4, 1.550%, 08/17/15	573
355	Series 2011-1, Class A3, 1.380%, 01/15/15	358
	AmeriCredit Automobile Receivables Trust,
1,174	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,215
175	Series 2010-1, Class A3, 1.660%, 03/17/14	175
	Ameriquest Mortgage Securities, Inc.,
1,183	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	1,056
537	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	537
22	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	20
	Bear Stearns Asset-Backed Securities Trust,
839	Series 2003-SD2, Class 2A, VAR, 3.058%, 06/25/43	742
1,263	Series 2006-SD1, Class A, VAR, 0.627%, 04/25/36	948
	Centex Home Equity,
475	Series 2001-B, Class A6, 6.360%, 07/25/32	470
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	403
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	118
1,017	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	963
	Chase Funding Mortgage Loan Asset-Backed Certificates,
502	Series 2003-5, Class 1A4, 4.396%, 02/25/30	504
608	Series 2003-6, Class 1A4, 4.499%, 11/25/34	606
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,879
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	930
	CNH Equipment Trust,
982	Series 2010-A, Class A3, 1.540%, 07/15/14	985
791	Series 2011-B, Class A3, 0.910%, 08/15/16	789
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.817%, 04/25/34	6
590	Series 2004-1, Class M1, VAR, 1.007%, 03/25/34	415
396	Series 2004-1, Class M2, VAR, 1.082%, 03/25/34	339
1,539	Series 2004-6, Class M1, VAR, 0.857%, 10/25/34	778
230	Series 2004-13, Class MV8, VAR, 1.957%, 01/25/35 (f) (i)	11
312	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	164
99	CS First Boston Mortgage Securities Corp., Series 2002- HE4, Class AF, 5.510%, 08/25/32	93
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	683
1,691	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (f) (i)	1,910
1,415	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,155
	Federal National Mortgage Association Whole Loan,
64	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	67
119	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	118
1,226	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.537%, 10/25/35	1,165
931	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	931
1,332	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,370
	HSBC Home Equity Loan Trust,
214	Series 2005-2, Class A1, VAR, 0.525%, 01/20/35	191
858	Series 2005-2, Class M1, VAR, 0.715%, 01/20/35	749
858	Series 2005-2, Class M2, VAR, 0.745%, 01/20/35	743

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
316	Series 2006-1, Class A1, VAR, 0.415%, 01/20/36	294
757	Series 2006-2, Class A1, VAR, 0.405%, 03/20/36	699
79	Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	79
1,075	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,094
198	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	199
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,440
964	Series 2007-3, Class APT, VAR, 1.455%, 11/20/36	853
1,197	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.607%, 07/25/34 (e)	1,138
	Long Beach Mortgage Loan Trust,
160	Series 2004-1, Class M3, VAR, 1.307%, 02/25/34	118
48	Series 2004-5, Class M6, VAR, 2.757%, 09/25/34 (f) (i)	9
1,015	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.507%, 03/25/33	581
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.411%, 11/25/33	953
610	Series 2005-1, Class M1, VAR, 0.707%, 03/25/35	412
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.937%, 09/25/34	2,150
2,100	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.687%, 09/25/35	1,924
578	Residential Funding Mortgage Securities II, Inc., Series 2003- HI2, Class A6, SUB, 4.760%, 07/25/28	564
1,092	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	921
632	Santander Drive Auto Receivables Trust, Series 2011- S2A, Class B, 2.060%, 06/15/17 (e)	631
77	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.337%, 06/25/37	61
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.257%, 10/25/33	1,989
1,500	Series 2005-5, Class A9, VAR, 0.527%, 06/25/35	1,401
37	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.347%, 06/25/37	30
207	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	225
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,483
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	301

	Total Asset-Backed Securities (Cost $51,513)	50,277

Collateralized Mortgage Obligations — 22.2%
	Agency CMO — 14.4%
560	Federal Home Loan Banks, Series 2000-0606, Class Y, 5.270%, 12/28/12	585
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
190	Series 23, Class KZ, 6.500%, 11/25/23	214
1,341	Series 24, Class J, 6.250%, 11/25/23	1,413
236	Series 31, Class Z, 8.000%, 04/25/24	269
	Federal Home Loan Mortgage Corp. REMICS,
25	Series 11, Class D, 9.500%, 07/15/19	27
16	Series 38, Class D, 9.500%, 05/15/20	19
7	Series 81, Class A, 8.125%, 11/15/20	8
21	Series 84, Class F, 9.200%, 10/15/20	23
10	Series 109, Class I, 9.100%, 01/15/21	11
3	Series 198, Class Z, 8.500%, 09/15/22	3
131	Series 1316, Class Z, 8.000%, 06/15/22	150
45	Series 1343, Class LB, 7.500%, 08/15/22	54
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	30
93	Series 1456, Class Z, 7.500%, 01/15/23	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
674	Series 1543, Class VN, 7.000%, 07/15/23	769
10	Series 1556, Class H, 6.500%, 08/15/13	10
420	Series 1577, Class PV, 6.500%, 09/15/23	447
31	Series 1595, Class D, 7.000%, 10/15/13	32
1,201	Series 1608, Class L, 6.500%, 09/15/23	1,365
1,091	Series 1611, Class Z, 6.500%, 11/15/23	1,216
1,101	Series 1628, Class LZ, 6.500%, 12/15/23	1,243
523	Series 1630, Class PK, 6.000%, 11/15/23	586
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,178
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	18
95	Series 1695, Class G, HB, IF , 25.701%, 03/15/24	144
60	Series 1710, Class GB, HB, IF, 38.721%, 04/15/24	125
246	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	78
123	Series 2022, Class PE, 6.500%, 01/15/28	141
934	Series 2033, Class K, 6.050%, 08/15/23	945
749	Series 2036, Class PG, 6.500%, 01/15/28	842
168	Series 2055, Class OE, 6.500%, 05/15/13	168
116	Series 2089, Class PJ, IO, 7.000%, 10/15/28	21
2,621	Series 2091, Class PG, 6.000%, 11/15/28	2,821
175	Series 2148, Class ZA, 6.000%, 04/15/29	186
335	Series 2201, Class C, 8.000%, 11/15/29	402
74	Series 2261, Class ZY, 7.500%, 10/15/30	87
894	Series 2293, Class ZA, 6.000%, 03/15/31	1,007
82	Series 2297, Class NB, 6.000%, 03/15/16	86
140	Series 2310, Class Z, 6.000%, 04/15/31	149
58	Series 2313, Class LA, 6.500%, 05/15/31	62
489	Series 2325, Class JO, PO, 06/15/31	435
1,306	Series 2330, Class PE, 6.500%, 06/15/31	1,378
343	Series 2344, Class QG, 6.000%, 08/15/16	366
425	Series 2345, Class PQ, 6.500%, 08/15/16	445
312	Series 2368, Class TG, 6.000%, 10/15/16	331
671	Series 2394, Class MC, 6.000%, 12/15/16	719
241	Series 2399, Class PG, 6.000%, 01/15/17	258
300	Series 2410, Class QB, 6.250%, 02/15/32	350
719	Series 2430, Class WF, 6.500%, 03/15/32	829
763	Series 2466, Class DH, 6.500%, 06/15/32	856
2,169	Series 2530, Class SK, IF, IO, 7.852%, 06/15/29	468
251	Series 2534, Class SI, HB, IF , 20.415%, 02/15/32	352
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,265
1,473	Series 2545, Class SQ, IF, IO, 7.352%, 05/15/17	54
817	Series 2557, Class HL, 5.300%, 01/15/33	907
1,653	Series 2586, Class IO, IO, 6.500%, 03/15/33	307
1,046	Series 2587, Class XS, IF, IO, 7.402%, 09/15/17	51
471	Series 2594, Class IV, IO, 7.000%, 03/15/32	91
104	Series 2602, Class BX, 3.500%, 12/15/22	107
1,418	Series 2610, Class UI, IO, 6.500%, 05/15/33	230
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,649
1,739	Series 2617, Class GR, 4.500%, 05/15/18	1,857
257	Series 2630, Class S, IF, IO, 6.902%, 01/15/17	2
3,370	Series 2636, Class Z, 4.500%, 06/15/18	3,599
2,458	Series 2641, Class SK, IF, IO, 6.902%, 01/15/18	176
129	Series 2643, Class SA, HB, IF , 43.889%, 03/15/32	266
156	Series 2650, Class PO, PO, 12/15/32	147
156	Series 2650, Class SO, PO, 12/15/32	146

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
524	Series 2656, Class AC, 6.000%, 08/15/33	592
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,512
717	Series 2658, Class A, 4.500%, 08/15/18	746
565	Series 2695, Class OB, PO, 10/15/33	480
1,893	Series 2699, Class W, 5.500%, 11/15/33	2,115
631	Series 2701, Class ST, IF, IO, 6.752%, 08/15/21	17
1,231	Series 2707, Class KA, 4.500%, 11/15/18	1,310
467	Series 2707, Class KJ, 5.000%, 11/15/18	493
5,000	Series 2708, Class N, 4.000%, 11/15/18	5,296
92	Series 2717, Class BA, 6.000%, 11/15/30	92
705	Series 2733, Class SB, IF, 7.787%, 10/15/33	707
1,005	Series 2736, Class PD, 5.000%, 03/15/32	1,045
206	Series 2755, Class SA, IF, 13.704%, 05/15/30	227
1,094	Series 2756, Class NA, 5.000%, 02/15/24	1,200
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,201
297	Series 2764, Class S, IF, 13.130%, 07/15/33	324
20	Series 2776, Class SK, IF, 8.703%, 04/15/34	20
642	Series 2779, Class SM, IF, IO, 6.902%, 10/15/18	43
1,039	Series 2801, Class JN, 5.000%, 06/15/33	1,148
2,000	Series 2843, Class BC, 5.000%, 08/15/19	2,193
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,118
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,754
3,402	Series 2864, Class NS, IF, IO, 6.852%, 09/15/34	369
999	Series 2888, Class IN, IO, 5.000%, 10/15/18	36
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,781
157	Series 2931, Class GA, 5.000%, 11/15/28	157
1,000	Series 2934, Class CI, 5.000%, 01/15/34	1,072
116	Series 2980, Class QB, 6.500%, 05/15/35	133
1,680	Series 2989, Class TG, 5.000%, 06/15/25	1,813
290	Series 2990, Class SL, HB, IF , 23.584%, 06/15/34	411
3,481	Series 2994, Class SC, IF, IO, 5.352%, 02/15/33	305
654	Series 2995, Class FT, VAR, 0.498%, 05/15/29	655
321	Series 3005, Class PV, IF, 12.339%, 10/15/33	358
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,424
488	Series 3031, Class BN, HB, IF , 20.904%, 08/15/35	630
982	Series 3059, Class B, 5.000%, 02/15/35	1,107
1,000	Series 3062, Class HE, 5.000%, 01/15/34	1,093
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,102
133	Series 3068, Class AO, PO, 01/15/35	129
2,510	Series 3080, Class TZ, 5.500%, 02/15/33	2,578
818	Series 3117, Class EO, PO, 02/15/36	766
395	Series 3134, Class PO, PO, 03/15/36	358
459	Series 3138, Class PO, PO, 04/15/36	423
1,505	Series 3151, Class PD, 6.000%, 11/15/34	1,610
1,122	Series 3152, Class MO, PO, 03/15/36	936
1,499	Series 3184, Class YO, PO, 03/15/36	1,220
1,800	Series 3189, Class PC, 6.000%, 08/15/35	1,987
4,791	Series 3201, Class IN, IF, IO, 6.002%, 08/15/36	686
5,399	Series 3202, Class HI, IF, IO, 6.402%, 08/15/36	838
785	Series 3219, Class OD, 6.000%, 06/15/33	836
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,792
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,219
921	Series 3292, Class DO, PO, 03/15/37	819
4,524	Series 3305, Class IW, IF, IO, 6.202%, 04/15/37	668

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
247	Series 3306, Class TB, IF, 2.998%, 04/15/37	259
218	Series 3306, Class TC, IF, 2.458%, 04/15/37	224
547	Series 3331, Class PO, PO, 06/15/37	499
1,240	Series 3336, Class GD, 5.000%, 04/15/36	1,303
982	Series 3383, Class OP, PO, 11/15/37	887
1,799	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	4
2,087	Series 3531, Class SM, IF, IO, 5.852%, 05/15/39	315
399	Series 3542, Class TN, IF, 6.000%, 07/15/36	352
485	Series 3546, Class A, VAR, 5.882%, 02/15/39	520
1,204	Series 3572, Class JS, IF, IO, 6.552%, 09/15/39	208
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,286
2,804	Series 3609, Class SA, IF, IO, 6.092%, 12/15/39	583
1,082	Series 3610, Class CA, 4.500%, 12/15/39	1,182
725	Series 3611, Class PO, PO, 07/15/34	662
1,741	Series 3620, Class TV, 5.500%, 12/15/20	1,860
1,115	Series 3653, Class HJ, 5.000%, 04/15/40	1,235
944	Series 3688, Class GT, VAR, 7.155%, 11/15/46	1,126
2,751	Series 3747, Class HI, IO, 4.500%, 07/15/37	307
1,327	Series 3819, Class ZQ, 6.000%, 04/15/36	1,551
1,045	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,146
1,987	Series 3890, Class ET, 5.500%, 11/15/23	2,173
630	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	564
876	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.756%, 10/25/37	901
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,372
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,799
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	632
	Federal National Mortgage Association Grantor Trust,
50,230	Series 2001-T12, Class IO, IO, VAR, 0.541%, 08/25/41	801
1,528	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,783
1,217	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,392
2,031	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,487
96,124	Series 2002-T4, Class IO, IO, VAR, 0.442%, 12/25/41	1,081
993	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,121
659	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	757
772	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	896
11,366	Series 2004-T3, Class 1IO4, IO, VAR, 0.696%, 02/25/44	186
	Federal National Mortgage Association Interest STRIPS,
3,963	Series 203, Class 2, IO, 8.000%, 02/01/23	761
676	Series 266, Class 2, IO, 7.500%, 08/01/24	123
1,161	Series 348, Class 30, IO, 5.500%, 12/01/18	129
1,113	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	128
924	Series 356, Class 42, IO, 5.500%, 12/01/19	108
2,163	Series 380, Class S36, IF, IO, 7.643%, 07/25/37	340
1,223	Series 383, Class 68, IO, 6.500%, 09/01/37	215
1,901	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	318
546	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	96
	Federal National Mortgage Association REMICS,
13	Series 1988-13, Class C, 9.300%, 05/25/18	15
126	Series 1989-72, Class E, 9.350%, 10/25/19	145
5	Series 1989-98, Class H, 11.500%, 12/25/19	6
7	Series 1990-1, Class D, 8.800%, 01/25/20	8
10	Series 1990-110, Class H, 8.750%, 09/25/20	11

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7	Series 1990-117, Class E, 8.950%, 10/25/20	8
76	Series 1991-141, Class PZ, 8.000%, 10/25/21	88
39	Series 1992-31, Class M, 7.750%, 03/25/22	45
41	Series 1992-79, Class Z, 9.000%, 06/25/22	47
20	Series 1992-101, Class J, 7.500%, 06/25/22	22
376	Series 1992-188, Class PZ, 7.500%, 10/25/22	429
433	Series 1992-200, Class SK, HB, IF , 22.272%, 11/25/22	647
33	Series 1993-23, Class PZ, 7.500%, 03/25/23	37
258	Series 1993-56, Class PZ, 7.000%, 05/25/23	294
140	Series 1993-60, Class Z, 7.000%, 05/25/23	159
287	Series 1993-79, Class PL, 7.000%, 06/25/23	327
467	Series 1993-141, Class Z, 7.000%, 08/25/23	530
232	Series 1993-149, Class M, 7.000%, 08/25/23	264
832	Series 1993-160, Class ZA, 6.500%, 09/25/23	944
82	Series 1993-165, Class SA, IF, 19.159%, 09/25/23	112
9	Series 1993-205, Class H, PO, 09/25/23	8
78	Series 1993-247, Class SM, HB, IF , 25.200%, 12/25/23	119
84	Series 1993-255, Class E, 7.100%, 12/25/23	96
72	Series 1993-257, Class C, PO, 06/25/23	72
126	Series 1994-1, Class L, 6.500%, 01/25/14	131
1,961	Series 1994-23, Class PX, 6.000%, 08/25/23	2,071
118	Series 1994-65, Class PK, PO, 04/25/24	109
425	Series 1995-4, Class Z, 7.500%, 10/25/22	502
649	Series 1995-19, Class Z, 6.500%, 11/25/23	772
35	Series 1996-59, Class K, 6.500%, 07/25/23	35
128	Series 1997-11, Class E, 7.000%, 03/18/27	147
475	Series 1997-20, Class D, 7.000%, 03/17/27	545
57	Series 1997-27, Class J, 7.500%, 04/18/27	64
1,350	Series 1997-37, Class SM, IF, IO, 7.719%, 12/25/22	269
500	Series 1997-42, Class EG, 8.000%, 07/18/27	607
740	Series 1997-63, Class ZA, 6.500%, 09/18/27	843
710	Series 1998-66, Class FB, VAR, 0.607%, 12/25/28	713
1,293	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,571
385	Series 2000-8, Class Z, 7.500%, 02/20/30	446
530	Series 2001-4, Class PC, 7.000%, 03/25/21	577
116	Series 2001-5, Class OW, 6.000%, 03/25/16	120
832	Series 2001-14, Class Z, 6.000%, 05/25/31	936
1,020	Series 2001-16, Class Z, 6.000%, 05/25/31	1,149
736	Series 2001-36, Class ST, IF, IO, 8.243%, 11/25/30	193
2,449	Series 2001-72, Class SB, IF, IO, 7.243%, 12/25/31	431
2,231	Series 2001-81, Class HE, 6.500%, 01/25/32	2,530
460	Series 2002-11, Class QG, 5.500%, 03/25/17	489
197	Series 2002-19, Class SC, IF, 13.734%, 03/17/32	231
425	Series 2002-55, Class QE, 5.500%, 09/25/17	455
476	Series 2002-63, Class KC, 5.000%, 10/25/17	506
201	Series 2002-73, Class AN, 5.000%, 11/25/17	215
1,543	Series 2003-14, Class EH, IF, IO, 7.343%, 03/25/18	186
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,257
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,089
1,692	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	116
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,313
1,050	Series 2003-58, Class TB, 5.000%, 03/25/32	1,150
1,090	Series 2003-64, Class KS, IF, 9.327%, 07/25/18	1,132
265	Series 2003-64, Class SX, IF, 13.135%, 07/25/33	285

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
750	Series 2003-73, Class GA, 3.500%, 05/25/31	766
1,721	Series 2003-83, Class PG, 5.000%, 06/25/23	1,845
58	Series 2003-91, Class SD, IF, 12.071%, 09/25/33	64
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,122
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,139
2,095	Series 2003-109, Class TS, IF, IO, 6.843%, 08/25/22	129
283	Series 2003-128, Class KE, 4.500%, 01/25/14	290
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,908
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,074
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,073
84	Series 2004-22, Class A, 4.000%, 04/25/19	85
839	Series 2004-53, Class NC, 5.500%, 07/25/24	893
581	Series 2004-72, Class F, VAR, 0.757%, 09/25/34	584
223	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	5
1,000	Series 2004-101, Class PD, 5.000%, 06/25/30	1,022
152	Series 2005-42, Class PS, IF, 16.357%, 05/25/35	183
898	Series 2005-51, Class MO, PO, 06/25/35	789
3,381	Series 2005-53, Class CS, IF, IO, 6.443%, 06/25/35	659
2,275	Series 2005-59, Class PC, 5.500%, 03/25/31	2,369
496	Series 2005-65, Class KO, PO, 08/25/35	441
6,800	Series 2005-68, Class BC, 5.250%, 06/25/35	7,582
5,331	Series 2005-72, Class WS, IF, IO, 6.493%, 08/25/35	689
1,169	Series 2005-84, Class XM, 5.750%, 10/25/35	1,319
378	Series 2005-90, Class ES, IF, 16.232%, 10/25/35	457
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,263
404	Series 2005-106, Class US, HB, IF , 23.624%, 11/25/35	590
477	Series 2005-116, Class PB, 6.000%, 04/25/34	515
2,374	Series 2006-20, Class IB, IF, IO, 6.333%, 04/25/36	362
643	Series 2006-22, Class AO, PO, 04/25/36	561
660	Series 2006-27, Class OH, PO, 04/25/36	604
737	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	30
1,100	Series 2006-59, Class QO, PO, 01/25/33	1,011
926	Series 2006-61, Class AP, 6.000%, 08/25/35	1,005
2,420	Series 2006-77, Class PC, 6.500%, 08/25/36	2,756
1,564	Series 2006-110, Class PO, PO, 11/25/36	1,416
377	Series 2006-114, Class DS, VAR, 12/25/36	335
1,860	Series 2006-114, Class HD, 5.500%, 10/25/35	2,085
62	Series 2006-115, Class OM, PO, 12/25/36	61
606	Series 2006-128, Class PO, PO, 01/25/37	510
895	Series 2007-10, Class Z, 6.000%, 02/25/37	1,041
2,113	Series 2007-22, Class SC, IF, IO, 5.823%, 03/25/37	296
1,466	Series 2007-47, Class PC, 5.000%, 07/25/33	1,500
754	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	120
1,600	Series 2007-79, Class PC, 5.000%, 01/25/32	1,658
970	Series 2007-100, Class ND, 5.750%, 10/25/35	1,045
468	Series 2007-100, Class SM, IF, IO, 6.193%, 10/25/37	72
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,294
5,777	Series 2008-62, Class SM, IF, IO, 5.943%, 07/25/38	815
852	Series 2008-68, Class VK, 5.500%, 03/25/27	955
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,185
16,184	Series 2008-91, Class SI, IF, IO, 5.743%, 03/25/38	2,041
1,799	Series 2008-93, Class AM, 5.500%, 06/25/37	1,988
1,157	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	111
1,137	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,794	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	197
1,477	Series 2009-29, Class LA, VAR, 4.313%, 05/25/39	1,523
3,141	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	471
1,508	Series 2009-108, Class VN, 5.000%, 09/25/39	1,667
7,262	Series 2009-112, Class ST, IF, IO, 5.993%, 01/25/40	900
4,774	Series 2009-112, Class SW, IF, IO, 5.993%, 01/25/40	591
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,576
1,748	Series 2010-19, Class VA, 5.000%, 02/25/21	1,922
9,888	Series 2010-35, Class SB, IF, IO, 6.163%, 04/25/40	1,141
2,439	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	176
118	Series 2010-45, Class PO, PO, 05/25/40	118
1,443	Series 2010-49, Class SC, IF, 12.146%, 03/25/40	1,648
951	Series 2010-64, Class DM, 5.000%, 06/25/40	1,040
1,914	Series 2010-71, Class HJ, 5.500%, 07/25/40	2,118
1,503	Series 2010-111, Class AE, 5.500%, 04/25/38	1,601
1,391	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,632
1,826	Series 2011-22, Class MA, 6.500%, 04/25/38	2,023
31	Series G-29, Class O, 8.500%, 09/25/21	35
19	Series G92-30, Class Z, 7.000%, 06/25/22	21
40	Series G92-62, Class B, PO, 10/25/22	37
	Federal National Mortgage Association Whole Loan,
920	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,076
12,810	Series 2002-W10, Class IO, IO, VAR, 0.981%, 08/25/42	371
18,633	Series 2002-W7, Class IO1, IO, VAR, 0.944%, 06/25/29	454
38	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	42
399	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	442
521	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	571
37,246	Series 2004-W11, Class 1IO1, IO, VAR, 0.355%, 05/25/44	380
1,188	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,320
204	Series 2004-W2, Class 1A3F, VAR, 0.607%, 02/25/44	202
321	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	379
1,106	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,223
740	Series 2004-W8, Class 3A, 7.500%, 06/25/44	872
1,230	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,354
1,320	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,466
	Government National Mortgage Association,
166	Series 1997-7, Class ZA, 9.000%, 05/16/27	193
197	Series 1997-8, Class PN, 7.500%, 05/16/27	223
2,575	Series 1999-15, Class S, IF, IO, 7.950%, 05/16/29	586
42	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	49
479	Series 1999-44, Class ZG, 8.000%, 12/20/29	552
299	Series 2000-9, Class Z, 8.000%, 06/20/30	345
225	Series 2000-26, Class Z, 7.750%, 09/20/30	259
2,712	Series 2002-4, Class TD, 7.000%, 01/20/32	3,093
1,841	Series 2002-13, Class QA, IF, IO, 7.800%, 02/16/32	420
1,048	Series 2002-45, Class QE, 6.500%, 06/20/32	1,203
59	Series 2002-47, Class HM, 6.000%, 07/16/32	65
6,255	Series 2002-68, Class SC, IF, IO, 5.450%, 10/16/32	996
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,211
550	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	15
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,388
292	Series 2003-52, Class SB, IF, 11.112%, 06/16/33	306
877	Series 2003-79, Class PV, 5.500%, 10/20/23	992
5,227	Series 2003-101, Class SK, IF, IO, 6.308%, 10/17/33	842

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
240	Series 2004-2, Class SA, IF, 19.632%, 01/16/34	379
7,407	Series 2004-59, Class SG, IF, IO, 6.245%, 07/20/34	1,246
55	Series 2004-73, Class AE, IF, 14.336%, 08/17/34	67
3,520	Series 2004-86, Class SP, IF, IO, 5.845%, 09/20/34	492
2,432	Series 2004-90, Class SI, IF, IO, 5.845%, 10/20/34	360
4,471	Series 2004-105, Class SN, IF, IO, 5.845%, 12/20/34	686
6,018	Series 2005-3, Class SD, IF, IO, 5.845%, 01/20/31	345
5,074	Series 2005-48, Class CS, IF, IO, 6.045%, 04/20/33	423
453	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	84
7,928	Series 2006-23, Class S, IF, IO, 6.245%, 01/20/36	1,062
5,936	Series 2006-26, Class S, IF, IO, 6.245%, 06/20/36	868
723	Series 2006-59, Class PC, 5.500%, 04/20/35	780
7,408	Series 2007-7, Class EI, IF, IO, 5.945%, 02/20/37	1,068
3,336	Series 2007-9, Class CI, IF, IO, 5.945%, 03/20/37	492
5,816	Series 2007-16, Class KU, IF, IO, 6.395%, 04/20/37	859
420	Series 2007-17, Class JO, PO, 04/16/37	368
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,183
6,888	Series 2007-24, Class SA, IF, IO, 6.255%, 05/20/37	1,055
2,147	Series 2007-26, Class SC, IF, IO, 5.945%, 05/20/37	320
1,542	Series 2007-67, Class SI, IF, IO, 6.255%, 11/20/37	225
463	Series 2008-29, Class PO, PO, 02/17/33	421
226	Series 2008-34, Class OC, PO, 06/20/37	151
1,920	Series 2008-40, Class PS, IF, IO, 6.250%, 05/16/38	282
3,584	Series 2008-40, Class SA, IF, IO, 6.150%, 05/16/38	626
478	Series 2008-43, Class NA, 5.500%, 11/20/37	510
10,084	Series 2008-50, Class SA, IF, IO, 5.975%, 06/20/38	1,463
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	691
6,438	Series 2009-16, Class SJ, IF, IO, 6.545%, 05/20/37	1,014
3,533	Series 2009-72, Class SM, IF, IO, 6.000%, 08/16/39	458
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	130
5,230	Series 2009-77, Class CS, IF, IO, 6.750%, 06/16/38	726
1,092	Series 2009-79, Class OK, PO, 11/16/37	969
980	Series 2009-81, Class A, 5.750%, 09/20/36	1,090
2,228	Series 2009-83, Class TS, IF, IO, 5.845%, 08/20/39	313
3,722	Series 2009-106, Class XL, IF, IO, 6.495%, 06/20/37	556
5,393	Series 2010-4, Class SB, IF, IO, 6.250%, 08/16/39	695
736	Series 2010-14, Class DO, PO, 03/20/36	707
922	Series 2010-14, Class QP, 6.000%, 12/20/39	997
1,426	Series 2010-31, Class SK, IF, IO, 5.845%, 11/20/34	217
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,663
1,577	Series 2010-157, Class OP, PO, 12/20/40	1,341
	NCUA Guaranteed Notes,
3,837	Series 2010-C1, Class APT, 2.650%, 10/29/20	3,986
423	Series 2010-R3, Class 3A, 2.400%, 12/08/20	432
	Vendee Mortgage Trust,
1,135	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,325
2,944	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,452
414	Series 1999-1, Class 2Z, 6.500%, 01/15/29	483

		300,132

	Non-Agency CMO — 7.8%
	ABN Amro Mortgage Corp.,
588	Series 2003-7, Class A3, 4.500%, 07/25/18	590
1,119	Series 2003-9, Class A1, 4.500%, 08/25/18	1,137
292	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.487%, 09/25/35	202
	American General Mortgage Loan Trust,
1,446	Series 2006-1, Class A5, VAR, 5.708%, 12/25/35 (e)	1,517

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,540	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,548
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,041
212	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.277%, 05/24/36 (e)	210
	Banc of America Alternative Loan Trust,
639	Series 2003-11, Class 2A1, 6.000%, 01/25/34	641
623	Series 2004-6, Class 4A1, 5.000%, 07/25/19	631
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,235
425	Series 2005-7, Class 30PO, PO, 11/25/35	313
1,863	Series 2005-E, Class 4A1, VAR, 2.691%, 03/20/35	1,657
	Banc of America Mortgage Securities, Inc.,
2,030	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,078
797	Series 2003-4, Class 1B1, 5.500%, 06/25/33	740
376	Series 2003-7, Class A2, 4.750%, 09/25/18	388
351	Series 2004-2, Class 2A4, 5.500%, 03/25/34	329
2,834	Series 2004-3, Class 2A1, 5.500%, 04/25/34	2,882
1,068	Series 2004-5, Class 3A3, 5.000%, 06/25/19	1,102
450	Series 2004-5, Class 4A1, 4.750%, 06/25/19	463
668	Series 2004-7, Class 2A2, 5.750%, 08/25/34	682
231	Series 2004-8, Class XPO, PO, 10/25/34	184
3	Series 2004-11, Class 15PO, PO, 01/25/20	3
876	Series 2004-F, Class 1A1, VAR, 2.748%, 07/25/34	772
192	Series 2005-1, Class 15PO, PO, 02/25/20	162
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	492
1,264	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,269
164	Series 2005-10, Class 15PO, PO, 11/25/20	138
275	Series 2005-11, Class 15PO, PO, 12/25/20	238
	BCAP LLC Trust,
406	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	414
1,247	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	1,248
1,430	Series 2010-RR7, Class 16A1, VAR, 0.918%, 02/26/47 (e)	1,323
1,303	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,301
1,878	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	1,784
322	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	300
8	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.184%, 03/25/31	8
86	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	86
	Chase Mortgage Finance Corp.,
415	Series 2003-S10, Class A1, 4.750%, 11/25/18	426
575	Series 2003-S13, Class A2, 5.000%, 11/25/33	603
1,045	Series 2004-S1, Class M, VAR, 5.091%, 02/25/19	922
	Citicorp Mortgage Securities, Inc.,
598	Series 2004-1, Class 3A1, 4.750%, 01/25/34	607
961	Series 2004-4, Class A4, 5.500%, 06/25/34	1,003
600	Series 2006-1, Class 2A1, 5.000%, 02/25/21	594
	Citigroup Mortgage Loan Trust, Inc.,
81	Series 2003-UST1, Class PO3, PO, 12/25/18	72
224	Series 2004-HYB4, Class AA, VAR, 0.587%, 12/25/34	176
651	Series 2004-UST1, Class A3, VAR, 2.349%, 08/25/34	621
84	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	85
	Countrywide Alternative Loan Trust,
374	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	392
1,360	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,378

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
355	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	362
1,429	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,407
1,276	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	1,282
443	Series 2005-5R, Class A1, 5.250%, 12/25/18	450
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	632
5,500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,241
1,918	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,307
246	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	228
93	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	21
489	Series 2006-26CB, Class A9, 6.500%, 09/25/36	311
	Countrywide Home Loan Mortgage Pass-Through Trust,
250	Series 2002-22, Class A20, 6.250%, 10/25/32	260
915	Series 2003-40, Class A3, 4.500%, 10/25/18	934
950	Series 2003-50, Class A1, 5.000%, 11/25/18	975
173	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	165
1,092	Series 2004-3, Class A25, 5.750%, 04/25/34	1,040
2,336	Series 2004-4, Class A13, 5.250%, 05/25/34	2,394
1,245	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,275
1,917	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,957
1,218	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	1,245
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,138
327	Series 2005-13, Class A2, 5.500%, 06/25/35	324
1,305	Series 2005-22, Class 2A1, VAR, 2.740%, 11/25/35	845
	Credit Suisse Mortgage Capital Certificates,
720	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	720
1,500	Series 2010-16, Class A3, VAR, 3.930%, 06/25/50 (e)	1,320
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	823
1,707	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	1,698
	CS First Boston Mortgage Securities Corp.,
338	Series 2003-29, Class 8A1, 6.000%, 11/25/18	346
3,146	Series 2004-4, Class 5A4, IF, IO, 7.293%, 08/25/34	414
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	810
519	Series 2005-7, Class 5A1, 4.750%, 08/25/20	524
458	Series 2005-10, Class 10A4, 6.000%, 11/25/35	255
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	654
179	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	110
864	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	874
697	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.201%, 09/25/34	588
	First Horizon Asset Securities, Inc.,
217	Series 2003-8, Class 1A43, PO, 10/25/33	123
1,185	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,061
160	Series 2004-AR7, Class 2A1, VAR, 2.699%, 02/25/35	150
	GMAC Mortgage Corp. Loan Trust,
1,853	Series 2003-J10, Class A1, 4.750%, 01/25/19	1,910
559	Series 2004-J5, Class A7, 6.500%, 01/25/35	588
325	Series 2005-AR3, Class 3A4, VAR, 3.063%, 06/19/35	260
	GSR Mortgage Loan Trust,
582	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	575
1,697	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,767
866	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	926
731	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	766
3,332	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,391

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
684	Series 2005-5F, Class 8A1, VAR, 0.757%, 06/25/35	658
1,000	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	908
	Impac CMB Trust,
1,574	Series 2004-10, Class 3A1, VAR, 0.957%, 03/25/35	1,162
955	Series 2004-10, Class 3A2, VAR, 1.057%, 03/25/35	524
28	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	29
	JP Morgan Mortgage Trust,
2,158	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	2,231
1,302	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,284
1,248	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,261
1,712	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	1,579
1,258	Series 2006-A2, Class 5A3, VAR, 2.648%, 11/25/33	1,152
385	Series 2007-A1, Class 5A2, VAR, 2.780%, 07/25/35	340
861	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.273%, 08/26/35 (e)	844
	MASTR Adjustable Rate Mortgages Trust,
436	Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	416
273	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	267
	MASTR Alternative Loans Trust,
624	Series 2003-7, Class 4A3, 8.000%, 11/25/18	665
312	Series 2003-8, Class 3A1, 5.500%, 12/25/33	316
832	Series 2003-9, Class 5A1, 4.500%, 12/25/18	852
1,262	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,320
190	Series 2004-7, Class 30PO, PO, 08/25/34	123
95	Series 2004-7, Class 3A1, 6.500%, 08/25/34	97
868	Series 2004-8, Class 6A1, 5.500%, 09/25/19	881
1,477	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,502
388	Series 2004-11, Class 8A3, 5.500%, 11/25/19	391
65	Series 2005-1, Class 5A1, 5.500%, 01/25/20	67
	MASTR Asset Securitization Trust,
77	Series 2003-6, Class 8A1, 5.500%, 07/25/33	79
503	Series 2003-10, Class 3A1, 5.500%, 11/25/33	523
191	Series 2003-11, Class 10A1, 5.000%, 12/25/18	197
316	Series 2003-11, Class 3A1, 4.500%, 12/25/18	323
115	Series 2004-6, Class 15PO, PO, 05/25/19	100
810	Series 2004-6, Class 3A1, 5.250%, 07/25/19	830
402	Series 2004-6, Class 4A1, 5.000%, 07/25/19	415
173	Series 2004-8, Class PO, PO, 08/25/19	152
304	Series 2004-10, Class 1A1, 4.500%, 10/25/19	315
1,608	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,701
284	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	210
	MLCC Mortgage Investors, Inc.,
1,018	Series 2004-C, Class A2, VAR, 0.996%, 07/25/29	906
841	Series 2004-D, Class A3, VAR, 2.099%, 08/25/29	765
	Morgan Stanley Mortgage Loan Trust,
1,480	Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	1,501
528	Series 2004-7AR, Class 2A6, VAR, 2.479%, 09/25/34	461
420	MortgageIT Trust, Series 2005- 1, Class 1A1, VAR, 0.577%, 02/25/35	320
	Nomura Asset Acceptance Corp.,
338	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	341
1,181	Series 2005-AR1, Class 1A1, VAR, 2.758%, 02/25/35	921
9	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	9
9	Series L, Class 4, 8.950%, 07/01/18	9

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,492	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	2,557
761	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	804
	Residential Accredit Loans, Inc.,
828	Series 2003-QS14, Class A1, 5.000%, 07/25/18	842
1,477	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,391
264	Series 2004-QS8, Class A2, 5.000%, 06/25/34	265
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,916
405	Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	280
	Residential Funding Mortgage Securities I,
716	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	723
522	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	340
4,241	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,769
274	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	280
94	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	96
1,618	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,325
	Structured Adjustable Rate Mortgage Loan Trust,
649	Series 2004-14, Class 1A, VAR, 2.558%, 10/25/34	535
590	Series 2005-5, Class A1, VAR, 0.487%, 05/25/35	501
275	Series 2005-5, Class A2, VAR, 0.487%, 05/25/35	235
	Structured Asset Securities Corp.,
56	Series 2003-21, Class 1A3, 5.500%, 07/25/33	56
4,479	Series 2003-26A, Class 3A5, VAR, 2.438%, 09/25/33	3,723
933	Series 2003-31A, Class B1, VAR, 2.460%, 10/25/33	373
701	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	709
604	Series 2003-37A, Class 2A, VAR, 5.015%, 12/25/33	597
520	Series 2004-7, Class 2A1, VAR, 5.426%, 05/25/24	538
1,300	Series 2005-5, Class 2A1, 5.500%, 04/25/35	1,273
	Vericrest Opportunity Loan Transferee,
981	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	983
286	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	286
279	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	279
	WaMu Mortgage Pass-Through Certificates,
311	Series 2002-S4, Class A4, 6.500%, 10/19/29	324
340	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	349
851	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	799
631	Series 2003-AR9, Class 1A6, VAR, 2.462%, 09/25/33	597
142	Series 2003-S4, Class 3A, 5.500%, 06/25/33	149
271	Series 2004-AR3, Class A1, VAR, 2.570%, 06/25/34	262
2,500	Series 2004-AR3, Class A2, VAR, 2.570%, 06/25/34	2,418
637	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	664
613	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	636
1,849	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,894
190	Series 2005-AR2, Class 2A21, VAR, 0.587%, 01/25/45	132
1,758	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,413
1,805	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,921
	Wells Fargo Mortgage-Backed Securities Trust,
394	Series 2003-8, Class A9, 4.500%, 08/25/18	411
126	Series 2003-10, Class A1, 4.500%, 09/25/18	130
105	Series 2003-11, Class 1A4, 4.750%, 10/25/18	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
534	Series 2003-12, Class A2, 4.500%, 11/25/18	549
1,023	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,055
390	Series 2003-17, Class 2A9, PO, 01/25/34	303
336	Series 2003-18, Class A1, 5.500%, 12/25/33	350
685	Series 2003-F, Class A1, VAR, 4.856%, 06/25/33	686
185	Series 2003-J, Class 2A5, VAR, 4.414%, 10/25/33	185
699	Series 2003-M, Class A1, VAR, 4.690%, 12/25/33	707
487	Series 2004-B, Class A1, VAR, 4.917%, 02/25/34	498
320	Series 2004-DD, Class 2A8, VAR, 2.729%, 01/25/35	205
409	Series 2004-EE, Class 3A1, VAR, 2.737%, 12/25/34	393
565	Series 2004-EE, Class 3A2, VAR, 2.737%, 12/25/34	549
1,273	Series 2004-K, Class 1A2, VAR, 2.724%, 07/25/34	1,269
122	Series 2004-Q, Class 1A3, VAR, 2.617%, 09/25/34	114
444	Series 2004-Q, Class 2A2, VAR, 2.648%, 09/25/34	378
498	Series 2004-U, Class A1, VAR, 2.721%, 10/25/34	468
449	Series 2005-1, Class 1A1, 4.750%, 01/25/20	462
1,016	Series 2005-1, Class B1, VAR, 4.923%, 01/25/20	963
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,818
662	Series 2005-13, Class A1, 5.000%, 11/25/20	689
117	Series 2005-AR13, Class A1, VAR, 5.240%, 05/25/35	111
655	Series 2006-5, Class 1A2, 5.250%, 04/25/36	654

		161,666

	Total Collateralized Mortgage Obligations (Cost $439,933)	461,798

Commercial Mortgage-Backed Securities — 4.2%
	Banc of America Commercial Mortgage, Inc.,
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,152
3,010	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,258
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.691%, 06/24/50 (e)	543
1,680	Series 2010-HLTN, Class HLTN, VAR, 1.999%, 11/15/15 (e)	1,484
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.353%, 11/10/42	1,697
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,131
2,435	Series 2005-3, Class AM, 4.727%, 07/10/43	2,459
1,665	Series 2005-6, Class ASB, VAR, 5.367%, 09/10/47	1,743
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	534
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,101
2,056	Series 2006-5, Class A4, 5.414%, 09/10/47	2,184
	Bear Stearns Commercial Mortgage Securities,
1,655	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,789
380	Series 2004-T14, Class A3, 4.800%, 01/12/41	385
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	698
2,570	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	2,831
75	Series 2006-PW12, Class A4, VAR, 5.903%, 09/11/38	83
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	278
1,973	Citigroup Commercial Mortgage Trust, Series 2005- C3, Class AM, VAR, 4.830%, 05/15/43	2,054
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
1,500	Series 2005-CD1, Class AM, VAR, 5.400%, 07/15/44	1,574
107,207	Series 2007-CD4, Class XC, IO, VAR, 0.242%, 12/11/49 (e)	953
	Credit Suisse Mortgage Capital Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	1,588
150,288	Series 2007-C2, Class AX, IO, VAR, 0.272%, 01/15/49 (e)	821

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
2,321	CS First Boston Mortgage Securities Corp., Series 2005- C3, Class AM, 4.730%, 07/15/37	2,400
2,180	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,289
2,505	GE Capital Commercial Mortgage Corp., Series 2005- C1, Class AJ, VAR, 4.826%, 06/10/48	2,421
	GMAC Commercial Mortgage Securities, Inc.,
53	Series 2003-C1, Class A1, 3.337%, 05/10/36	53
550	Series 2005-C1, Class AM, 4.754%, 05/10/43	575
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	693
2,330	Greenwich Capital Commercial Funding Corp., Series 2005- GG3, Class AJ, VAR, 4.859%, 08/10/42	2,376
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,288
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	501
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	769
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	2,423
208,667	Series 2005-CB11, Class X1, IO, VAR, 0.122%, 08/12/37 (e)	951
2,000	Series 2005-CB13, Class A4, VAR, 5.455%, 01/12/43	2,124
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	206
295,897	Series 2005-LDP5, Class X1, IO, VAR, 0.099%, 12/15/44 (e)	941
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,070
91,979	Series 2006-CB15, Class X1, IO, VAR, 0.106%, 06/12/43	634
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,245
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	307
620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	676
160	Series 2006-LDP7, Class A4, VAR, 6.072%, 04/15/45	177
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,282
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	443
1,060	Series 2006-C4, Class A4, VAR, 6.067%, 06/15/38	1,174
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	615
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.391%, 11/12/37	665
1,425	Series 2005-CKI1, Class AM, VAR, 5.391%, 11/12/37	1,447
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,930
1,750	Series 2005-LC1, Class AJ, VAR, 5.505%, 01/12/44	1,606
2,000	Series 2005-LC1, Class AM, VAR, 5.446%, 01/12/44	2,117
1,755	Series 2006-C1, Class A4, VAR, 5.854%, 05/12/39	1,946
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.605%, 02/12/39	1,883
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	267
	Morgan Stanley Capital I,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	712
1,575	Series 2006-T23, Class AM, VAR, 5.990%, 08/12/41	1,681
98,952	Series 2007-HQ11, Class X, IO, VAR, 0.425%, 02/12/44 (e)	809
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	731
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	811
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,126
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007- C4, Class A3, VAR, 5.739%, 08/15/39	1,387
	Wachovia Bank Commercial Mortgage Trust,
932	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,000
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	188
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	186

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,500	Series 2005-C21, Class AM, VAR, 5.379%, 10/15/44	1,612
250	Series 2006-C25, Class A4, VAR, 5.923%, 05/15/43	275
2,500	WF-RBS Commercial Mortgage Trust, Series 2011- C3, Class A4, 4.375%, 03/15/44 (e)	2,607

	Total Commercial Mortgage- Backed Securities (Cost $82,992)	86,959

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $665)	622

Corporate Bonds — 38.9%
	Consumer Discretionary — 5.1%
	Auto Components — 0.1%
890	Johnson Controls, Inc., 5.700%, 03/01/41	986
800	Lear Corp., 8.125%, 03/15/20	864

		1,850

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,000	7.300%, 01/15/12	2,015
320	8.500%, 01/18/31	430
	Ford Motor Co.,
220	7.450%, 07/16/31	258
400	9.215%, 09/15/21	473
	Motors Liquidation Co.,
120	5.250%, 03/06/32	36
385	6.250%, 07/15/33	115
21	7.250%, 04/15/41	6
1	7.250%, 07/15/41	—	(h)
42	7.250%, 02/15/52	13
55	7.375%, 05/15/48	17
1	7.375%, 10/01/51	—	(h)
2,500	7.700%, 04/15/16 (d)	19
226	Navistar International Corp., 8.250%, 11/01/21	236

		3,618

	Broadcasting & Cable TV — 0.6%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	6
80	Cablevision Systems Corp., 8.000%, 04/15/20	81
475	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	548
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,210	6.500%, 04/30/21	1,166
1,500	7.000%, 01/15/19	1,510
480	7.250%, 10/30/17	490
225	7.375%, 06/01/20	225
330	8.125%, 04/30/20	348
1,280	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,302
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	550
580	6.000%, 08/15/40	603
	DISH DBS Corp.,
1,310	6.750%, 06/01/21	1,277
80	7.125%, 02/01/16	82
1,175	7.875%, 09/01/19	1,246
380	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	430
872	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	909
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,807
1,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	1,070

		13,650

	Diversified Consumer Services — 0.3%
750	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	701
334	Mac-Gray Corp., 7.625%, 08/15/15	341
	Service Corp. International,
495	7.000%, 06/15/17	530
700	7.000%, 05/15/19	726
2,073	7.625%, 10/01/18	2,275
	Stewart Enterprises, Inc.,
165	3.125%, 07/15/14	161
615	6.500%, 04/15/19	598

		5,332

	Gaming — 0.7%
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,414

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Gaming — Continued
2,639	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17 (e)	2,613
961	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	1,043
	MGM Resorts International,
1,000	6.875%, 04/01/16	913
1,650	9.000%, 03/15/20	1,798
825	11.375%, 03/01/18	889
900	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	945
870	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	913
500	Seminole Hard Rock Entertainment, Inc., VAR, 2.847%, 03/15/14 (e)	467
700	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	721
525	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	504
2,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,110
1,275	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	1,377
350	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	354

		15,061

	Hotels, Restaurants & Leisure — 0.5%
713	Cinemark USA, Inc., 8.625%, 06/15/19	766
350	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 01/15/16 (e)	346
900	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	869
3,675	MGM Resorts International, 10.000%, 11/01/16	3,804
500	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d)	220
	Royal Caribbean Cruises Ltd., (Liberia),
7	6.875%, 12/01/13	7
808	11.875%, 07/15/15	954
1,900	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,891
910	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	910

		9,767

	Household Durables — 0.4%
175	American Standard Americas, 10.750%, 01/15/16 (e)	116
	D.R. Horton, Inc.,
1,770	5.625%, 01/15/16	1,779
1,080	6.500%, 04/15/16	1,104
1,000	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	793
	KB Home,
1,000	5.750%, 02/01/14	930
615	5.875%, 01/15/15	541
875	Lennar Corp., 6.950%, 06/01/18	842
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	428
	Standard Pacific Corp.,
1,050	8.375%, 05/15/18	982
165	10.750%, 09/15/16	168

		7,683

	Leisure Equipment & Products — 0.0% (g)
125	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	118

	Media — 1.5%
500	Belo Corp., 8.000%, 11/15/16	539
	CBS Corp.,
200	7.875%, 07/30/30	250
160	8.875%, 05/15/19	204
1,500	Clear Channel Communications, Inc., 9.000%, 03/01/21	1,237
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	377
650	9.250%, 12/15/17	684
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	332
1,500	Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,520
	Comcast Corp.,
850	5.900%, 03/15/16	969
240	6.300%, 11/15/17	282
	CSC Holdings LLC,
900	7.625%, 07/15/18	972
139	7.875%, 02/15/18	151
625	8.625%, 02/15/19	697
	Gannett Co., Inc.,
270	6.375%, 09/01/15	272
750	7.125%, 09/01/18	724
500	8.750%, 11/15/14	531
245	9.375%, 11/15/17	261
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,354
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19 (e)	292
700	7.250%, 10/15/20 (e)	667

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
500	7.500%, 04/01/21 (e)	475
475	8.500%, 11/01/19	485
750	Lamar Media Corp., 6.625%, 08/15/15	748
700	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	730
810	NBC Universal Media LLC, 5.950%, 04/01/41	882
	News America, Inc.,
600	6.750%, 01/09/38	651
800	7.750%, 01/20/24	962
200	7.850%, 03/01/39	246
147	8.875%, 04/26/23	189
900	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	952
525	Regal Cinemas Corp., 8.625%, 07/15/19	555
865	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	928
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	1,997
280	4.700%, 10/15/19	303
410	5.950%, 07/15/13	439
200	6.500%, 07/15/18	238
335	Time Warner Cable, Inc., 7.300%, 07/01/38	401
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	532
1,445	8.375%, 07/15/33	1,908
750	10.150%, 05/01/12	776
182	Time Warner, Inc., 5.375%, 10/15/41	182
350	Univision Communications, Inc., 6.875%, 05/15/19 (e)	325
925	Valassis Communications, Inc., 6.625%, 02/01/21	846
50	Viacom, Inc., 6.875%, 04/30/36	60
	Walt Disney Co. (The),
500	0.875%, 12/01/14	499
500	5.875%, 12/15/17	602
	WMG Acquisition Corp.,
903	9.500%, 06/15/16	948
600	11.500%, 10/01/18 (e)	591

		30,765

	Multiline Retail — 0.3%
2,050	HSN, Inc., 11.250%, 08/01/16	2,263
200	Kohl’s Corp., 4.000%, 11/01/21	202
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	78
75	7.375%, 10/15/20 (e)	80
2,050	7.500%, 10/01/19 (e)	2,178
2,020	Sears Holdings Corp., 6.625%, 10/15/18	1,598
310	Target Corp., 7.000%, 01/15/38	402

		6,801

	Specialty Retail — 0.5%
3,170	ACE Hardware Corp., 9.125%, 06/01/16 (e)	3,352
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	119
951	7.110%, 05/15/37	1,215
1,600	Ltd. Brands, Inc., 8.500%, 06/15/19	1,848
1,950	NBC Acquisition Corp., 11.000%, 03/15/13 (a) (d)	20
	Nebraska Book Co., Inc.,
1,039	8.625%, 03/15/12 (d)	317
102	10.000%, 12/01/11	88
1,200	RadioShack Corp., 6.750%, 05/15/19	1,035
200	Staples, Inc., 9.750%, 01/15/14	229
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	990
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,789

		11,002

	Total Consumer Discretionary	105,647

	Consumer Staples — 2.0%
	Beverages — 0.6%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	376
550	5.750%, 04/01/36	646
280	7.550%, 10/01/30	365
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19	200
275	7.750%, 01/15/19	354
528	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	534
	Constellation Brands, Inc.,
1,340	7.250%, 09/01/16	1,468
1,350	7.250%, 05/15/17	1,478
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	650
325	5.500%, 04/01/13	344
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,416
	PepsiCo, Inc.,
572	3.000%, 08/25/21	567
800	3.750%, 03/01/14	852
70	7.900%, 11/01/18	93
1,290	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	1,413

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — Continued
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,320

		12,076

	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	260
555	6.125%, 09/15/39	617
1,610	Ingles Markets, Inc., 8.875%, 05/15/17	1,707
	Kroger Co. (The),
215	6.400%, 08/15/17	254
712	7.500%, 04/01/31	942
300	7.700%, 06/01/29	392
	Rite Aid Corp.,
64	7.500%, 03/01/17	63
1,500	8.000%, 08/15/20	1,620
6,000	9.500%, 06/15/17	5,250
	SUPERVALU, Inc.,
135	7.500%, 11/15/14	136
2,000	8.000%, 05/01/16	2,005
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,595
160	5.250%, 09/01/35	179
1,000	6.200%, 04/15/38	1,232
260	7.550%, 02/15/30	370

		16,622

	Food Products — 0.4%
400	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	396
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	387
655	8.500%, 06/15/19	786
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	160
	Cargill, Inc.,
200	6.000%, 11/27/17 (e)	235
1,000	7.350%, 03/06/19 (e)	1,258
135	ConAgra Foods, Inc., 7.000%, 04/15/19	160
171	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	151
	JBS USA LLC/JBS USA Finance, Inc.,
410	7.250%, 06/01/21 (e)	368
917	11.625%, 05/01/14	1,020
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	936
335	6.500%, 08/11/17	393
575	6.875%, 02/01/38	714
	Smithfield Foods, Inc.,
409	7.750%, 05/15/13	434
650	7.750%, 07/01/17	704

		8,102

	Household Products — 0.2%
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,209
783	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,044
1,750	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (e)	1,767
567	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	614

		4,634

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	221

	Total Consumer Staples	41,655

	Energy — 3.7%
	Energy Equipment & Services — 0.5%
720	Baker Hughes, Inc., 5.125%, 09/15/40	808
860	Cie Generale de Geophysique - Veritas, (France), 6.500%, 06/01/21 (e)	804
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	81
	Halliburton Co.,
250	7.450%, 09/15/39	346
275	7.600%, 08/15/96 (e)	373
700	8.750%, 02/15/21	990
445	Key Energy Services, Inc., 6.750%, 03/01/21	440
850	Oil States International, Inc., 6.500%, 06/01/19	854
450	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	448
550	PHI, Inc., 8.625%, 10/15/18	538
	Precision Drilling Corp., (Canada),
210	6.500%, 12/15/21 (e)	210
360	6.625%, 11/15/20	362
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	221
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	672
1,600	Sevan Marine ASA, (Norway) 05/14/13	1,056
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,099
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	285

		10,587

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 3.2%
175	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	213
	Alpha Natural Resources, Inc.,
475	6.000%, 06/01/19	454
475	6.250%, 06/01/21	453
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,276
1,360	6.500%, 05/20/21	1,319
278	Anadarko Holding Co., 7.150%, 05/15/28	322
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	410
125	7.625%, 03/15/14	140
100	7.950%, 06/15/39	131
225	8.700%, 03/15/19	286
775	Apache Corp., 6.900%, 09/15/18	978
	Arch Coal, Inc.,
1,250	7.000%, 06/15/19 (e)	1,219
190	7.250%, 10/01/20	186
500	7.250%, 06/15/21 (e)	485
	Bill Barrett Corp.,
345	7.625%, 10/01/19	356
1,500	9.875%, 07/15/16	1,643
	BP Capital Markets plc, (United Kingdom),
1,835	3.875%, 03/10/15	1,937
515	4.750%, 03/10/19	563
325	5.250%, 11/07/13	349
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	400
	Chesapeake Energy Corp.,
550	6.125%, 02/15/21	551
520	6.500%, 08/15/17	544
285	6.875%, 08/15/18	298
250	9.500%, 02/15/15	281
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	493
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	508
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	475
500	8.500%, 12/15/19	535
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	378
1,000	8.375%, 10/15/17	980
	Concho Resources, Inc.,
545	6.500%, 01/15/22	556
1,425	7.000%, 01/15/21	1,482
	ConocoPhillips,
275	5.750%, 02/01/19	326
750	6.500%, 02/01/39	971
410	7.000%, 03/30/29	527
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	578
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	397
	Consol Energy, Inc.,
200	6.375%, 03/01/21 (e)	197
750	8.000%, 04/01/17	799
1,250	8.250%, 04/01/20	1,344
160	Continental Resources, Inc., 7.125%, 04/01/21	173
454	Denbury Resources, Inc., 8.250%, 02/15/20	493
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	371
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,090
150	7.000%, 06/15/17	163
150	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	165
	Encana Corp., (Canada),
150	6.500%, 05/15/19	177
215	6.625%, 08/15/37	250
1,210	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,211
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,824
200	6.875%, 10/01/18	244
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	257
500	Forest Oil Corp., 7.250%, 06/15/19	495
1,000	Frontier Oil Corp., 8.500%, 09/15/16	1,047
832	General Maritime Corp., 12.000%, 11/15/17 (d)	85
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	227
1,370	8.000%, 02/15/20 (e)	1,442
	Holly Energy Partners LP/Holly Energy Finance Corp.,
675	6.250%, 03/01/15	665
150	8.250%, 03/15/18	156
650	HollyFrontier Corp., 9.875%, 06/15/17	713
550	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18	539
	KazMunayGas National Co., (Kazakhstan),

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
745	6.375%, 04/09/21 (e)	784
260	Reg. S., 7.000%, 05/05/20	284
220	Reg. S., 8.375%, 07/02/13	232
410	Marathon Oil Corp., 6.000%, 10/01/17	475
415	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	427
	Newfield Exploration Co.,
625	5.750%, 01/30/22	659
750	6.875%, 02/01/20	787
890	7.125%, 05/15/18	935
	Peabody Energy Corp.,
775	6.000%, 11/15/18 (e)	774
675	6.250%, 11/15/21 (e)	680
	Pemex Project Funding Master Trust, (Mexico),
258	5.750%, 03/01/18	281
97	6.625%, 06/15/35	107
210	Penn Virginia Corp., 7.250%, 04/15/19	200
	Pertamina Persero PT, (Indonesia),
200	5.250%, 05/23/21 (e)	198
200	6.500%, 05/27/41 (e)	200
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	478
335	7.875%, 06/15/26	449
610	Petrohawk Energy Corp., 6.250%, 06/01/19	668
	Petroleos de Venezuela S.A., (Venezuela),
509	4.900%, 10/28/14	395
34	5.250%, 04/12/17	21
171	5.375%, 04/12/27	82
366	8.500%, 11/02/17 (e)	273
	Petroleos Mexicanos, (Mexico),
55	5.500%, 01/21/21	58
100	6.500%, 06/02/41 (e)	108
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	139
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	166
1,075	7.500%, 01/15/20	1,247
115	Plains All American Pipelines LP, 6.500%, 05/01/18	130
150	Plains Exploration & Production Co., 7.625%, 04/01/20	160
1,315	QEP Resources, Inc., 6.875%, 03/01/21	1,394
	Range Resources Corp.,
375	5.750%, 06/01/21	400
45	6.750%, 08/01/20	49
25	7.250%, 05/01/18	27
770	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	793
	Shell International Finance B.V., (Netherlands),
1,030	1.875%, 03/25/13	1,048
679	3.100%, 06/28/15	722
500	4.300%, 09/22/19	566
	SM Energy Co.,
350	6.500%, 11/15/21 (e)	350
1,790	6.625%, 02/15/19 (e)	1,808
375	Southern Star Central Corp., 6.750%, 03/01/16	379
	Statoil ASA, (Norway),
417	3.150%, 01/23/22	417
435	7.150%, 11/15/25	590
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	988
1,000	Swift Energy Co., 7.125%, 06/01/17	978
120	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	146
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
400	6.875%, 02/01/21 (e)	400
295	7.875%, 10/15/18	307
640	Tosco Corp., 8.125%, 02/15/30	920
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,946
165	Unit Corp., 6.625%, 05/15/21	163
1,282	Western Refining, Inc., 11.250%, 06/15/17 (e)	1,426
250	VAR, 10.750%, 06/15/14 (e)	264
	WPX Energy, Inc.,
475	5.250%, 01/15/17 (e)	467
475	6.000%, 01/15/22 (e)	466

		66,538

	Total Energy	77,125

	Financials — 12.5%
	Capital Markets — 1.7%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,030
440	2.500%, 01/15/16	446
525	2.950%, 06/18/15	544
530	4.600%, 01/15/20	568
978	BlackRock, Inc., 5.000%, 12/10/19	1,049
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	958
750	Charles Schwab Corp. (The), 4.950%, 06/01/14	808

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,027
	Goldman Sachs Group, Inc. (The),
920	3.625%, 02/07/16	866
326	3.700%, 08/01/15	315
2,780	5.250%, 10/15/13	2,826
1,191	5.250%, 07/27/21	1,100
819	5.375%, 03/15/20	773
450	5.750%, 10/01/16	458
2,100	5.950%, 01/18/18	2,087
102	6.000%, 06/15/20	99
115	6.250%, 09/01/17	118
965	6.750%, 10/01/37	859
205	7.500%, 02/15/19	219
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	710
140	6.450%, 06/08/27	110
880	8.500%, 07/15/19	818
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d) (f) (i)	61
1,000	5.750%, 05/17/13 (d) (f) (i)	258
950	6.500%, 07/19/17 (d) (f) (i)	—	(h)
750	6.875%, 07/17/37 (d) (f) (i)	—	(h)
295	8.500%, 08/01/15 (d) (f) (i)	76
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	618
2,125	7.300%, 08/01/14 (e)	2,235
	Merrill Lynch & Co., Inc.,
900	5.700%, 05/02/17	812
500	6.400%, 08/28/17	479
1,710	6.875%, 04/25/18	1,618
	Morgan Stanley,
198	4.000%, 07/24/15	181
505	4.200%, 11/20/14	480
1,690	5.300%, 03/01/13	1,688
243	5.500%, 07/24/20	209
810	5.625%, 01/09/12	812
310	5.625%, 09/23/19	271
920	5.750%, 01/25/21	822
150	6.000%, 05/13/14	149
1,315	6.000%, 04/28/15	1,280
320	6.250%, 08/28/17	304
1,250	6.625%, 04/01/18	1,176
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	200
407	6.700%, 03/04/20	424
740	Northern Trust Co. (The), 5.850%, 11/09/17	838
113	Northern Trust Corp., 5.500%, 08/15/13	122
200	State Street Corp., 4.300%, 05/30/14	214
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	302
650	3.875%, 01/15/15	646
900	5.750%, 04/25/18	923
450	5.875%, 12/20/17	467

		35,453

	Commercial Banks — 3.7%
705	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	711
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	535
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	193
	Bank of America Corp.,
735	3.125%, 06/15/12	747
500	5.625%, 07/01/20	441
695	5.650%, 05/01/18	612
1,500	6.975%, 03/07/37	1,449
1,005	7.375%, 05/15/14	1,012
500	7.800%, 09/15/16	507
2,000	VAR, 8.000%, 01/30/18 (x)	1,706
1,037	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	1,035
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,077
614	3.400%, 01/22/15	644
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	721
	Barclays Bank plc, (United Kingdom),
1,615	2.500%, 01/23/13	1,603
1,280	5.125%, 01/08/20	1,251
980	6.050%, 12/04/17 (e)	871
305	6.750%, 05/22/19	325
125	VAR, 5.926%, 12/15/16 (e) (x)	88
575	VAR, 7.434%, 12/15/17 (e) (x)	460
	BB&T Corp.,
500	3.850%, 07/27/12	510
1,250	3.950%, 04/29/16	1,330
500	4.900%, 06/30/17	529
150	6.850%, 04/30/19	181
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,784
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,321

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
1,225	Capital One Capital V, 10.250%, 08/15/39	1,271
500	Capital One Capital VI, 8.875%, 05/15/40	503
	Capital One Financial Corp.,
485	6.750%, 09/15/17	541
1,190	7.375%, 05/23/14	1,301
1,045	Comerica Bank, 5.200%, 08/22/17	1,121
185	Comerica, Inc., 3.000%, 09/16/15	189
400	Countrywide Capital III, 8.050%, 06/15/27	372
2,660	Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,808
	Deutsche Bank AG, (Germany),
1,475	2.375%, 01/11/13	1,471
375	3.875%, 08/18/14	383
674	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	682
500	Fifth Third Bancorp, 5.450%, 01/15/17	524
395	HSBC Bank, 6.000%, 08/09/17	408
	HSBC Bank plc, (United Kingdom),
728	1.625%, 07/07/14 (e)	721
927	4.125%, 08/12/20 (e)	902
650	4.750%, 01/19/21 (e)	660
415	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	418
700	KeyBank N.A., 5.700%, 08/15/12	720
725	KeyCorp, 6.500%, 05/14/13	768
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,434
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,042
255	3.750%, 03/02/15 (e)	262
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,435
1,500	National City Bank, 4.625%, 05/01/13	1,561
500	NB Capital Trust II, 7.830%, 12/15/26	452
886	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	749
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,164
1,057	4.375%, 08/11/20	1,118
625	5.250%, 11/15/15	675
625	5.625%, 02/01/17	682
	Rabobank Nederland N.V., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,214
1,045	4.500%, 01/11/21	1,091
1,200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	1,211
	RSHB Capital S.A. for OJSC Russian Agricultural Bank, (Luxembourg),
195	Reg. S., 7.175%, 05/16/13	204
300	Reg. S., 9.000%, 06/11/14	328
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	238
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,495
2,500	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	2,549
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,530
500	UnionBanCal Corp., 5.250%, 12/16/13	515
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,308
750	6.000%, 11/15/17	835
750	6.600%, 01/15/38	818
1,995	Wachovia Capital Trust III, VAR, 5.570%, 01/09/12 (x)	1,686
	Wachovia Corp.,
760	5.500%, 05/01/13	805
1,555	5.750%, 02/01/18	1,741
515	SUB, 7.574%, 08/01/26	600
	Wells Fargo & Co.,
1,025	3.676%, 06/15/16	1,073
1,665	5.625%, 12/11/17	1,869
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	696
942	4.875%, 11/19/19	979

		77,765

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,378
2,025	8.000%, 11/01/31	1,924
475	American Express Co., 7.250%, 05/20/14	529
	American Express Credit Corp.,
861	2.800%, 09/19/16	852
2,225	5.875%, 05/02/13	2,343
1,100	7.300%, 08/20/13	1,187
	American Honda Finance Corp.,
375	2.375%, 03/18/13 (e)	381
810	4.625%, 04/02/13 (e)	840
835	7.625%, 10/01/18 (e)	1,041
	Ford Motor Credit Co. LLC,
500	3.875%, 01/15/15	490

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Consumer Finance — Continued
325	5.750%, 02/01/21	331
125	6.625%, 08/15/17	134
3,000	8.125%, 01/15/20	3,495
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,021
500	6.375%, 11/27/12	513
400	7.350%, 11/27/32	405
	John Deere Capital Corp.,
230	5.250%, 10/01/12	239
515	5.350%, 04/03/18	599
700	PACCAR Financial Corp., 1.550%, 09/29/14	705
	Springleaf Finance Corp.,
1,750	6.900%, 12/15/17	1,177
350	VAR, 0.597%, 12/15/11	349
	Toyota Motor Credit Corp.,
7,230	2.000%, 09/15/16	7,193
670	3.200%, 06/17/15	702
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	663

		28,491

	Diversified Financial Services — 2.5%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,243
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,024
	Block Financial LLC,
500	5.125%, 10/30/14	508
500	7.875%, 01/15/13	518
	Capmark Financial Group, Inc.,
15,277	05/10/10 (d)	191
819	VAR, 7.000%, 09/30/14	818
1,053	VAR, 9.000%, 09/30/15	1,055
852	Cardtronics, Inc., 8.250%, 09/01/18	922
	Caterpillar Financial Services Corp.,
800	1.550%, 12/20/13	811
850	5.450%, 04/15/18	980
	CIT Group, Inc.,
155	6.625%, 04/01/18 (e)	157
3,600	7.000%, 05/02/17 (e)	3,546
	Citigroup, Inc.,
1,117	4.587%, 12/15/15	1,119
291	5.375%, 08/09/20	292
1,550	5.500%, 02/15/17	1,553
510	6.000%, 12/13/13	528
1,350	6.000%, 08/15/17	1,405
865	6.010%, 01/15/15	896
260	6.375%, 08/12/14	274
645	6.875%, 06/01/25	669
1,115	7.000%, 12/01/25	1,151
1,260	8.500%, 05/22/19	1,458
	CME Group, Inc.,
1,500	5.400%, 08/01/13	1,597
200	5.750%, 02/15/14	218
1,000	CNG Holdings, Inc., 13.750%, 08/15/15 (e)	1,038
450	CNH Capital LLC, 6.250%, 11/01/16 (e)	449
	Deluxe Corp.,
1,000	7.000%, 03/15/19 (e)	991
1,075	7.375%, 06/01/15	1,086
250	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	285
	FUEL Trust,
505	3.984%, 06/15/16 (e)	491
639	4.207%, 04/15/16 (e)	629
	General Electric Capital Corp.,
294	5.300%, 02/11/21	301
1,115	5.625%, 05/01/18	1,219
5,760	5.875%, 02/15/12	5,819
3,370	5.875%, 01/14/38	3,318
130	5.900%, 05/13/14	142
1,000	6.000%, 06/15/12	1,028
1,100	6.750%, 03/15/32	1,190
145	6.875%, 01/10/39	161
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,221
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	395
	International Lease Finance Corp.,
845	8.250%, 12/15/20	841
320	8.625%, 09/15/15	319
1,820	8.750%, 03/15/17	1,834
600	8.875%, 09/01/17	607
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	416
267	7.250%, 03/01/12	271
170	10.375%, 11/01/18	243
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,327
505	Textron Financial Corp., 5.400%, 04/28/13	517
180	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S., 8.375%, 04/27/15	160
340	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	325
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	105

		52,661

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	FDIC Guaranteed Securities (~) — 0.1%
735	Citigroup, Inc., 2.875%, 12/09/11	735
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	763

		1,498

	Insurance — 2.0%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,460
558	Aflac, Inc., 6.450%, 08/15/40	562
190	Allstate Corp. (The), 7.450%, 05/16/19	227
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,193
	American International Group, Inc.,
400	4.875%, 09/15/16	374
435	5.600%, 10/18/16	418
2,850	VAR, 8.175%, 05/15/58	2,515
	Aon Corp.,
191	3.500%, 09/30/15	195
240	6.250%, 09/30/40	284
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,138
500	5.750%, 01/15/40	561
975	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	829
315	Chubb Corp., 5.750%, 05/15/18	368
642	CNA Financial Corp., 5.875%, 08/15/20	644
355	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	373
2,725	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,662
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	1,935
1,400	ILFC E-Capital Trust I, VAR, 4.770%, 12/21/65 (e)	840
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,046
	Liberty Mutual Group, Inc.,
1,535	7.800%, 03/15/37 (e)	1,328
1,700	VAR, 10.750%, 06/15/58 (e)	2,048
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	382
600	3.625%, 07/16/12 (e)	609
160	MetLife, Inc., 6.750%, 06/01/16	182
	Metropolitan Life Global Funding I,
400	3.650%, 06/14/18 (e)	400
190	5.125%, 04/10/13 (e)	199
875	5.200%, 09/18/13 (e)	928
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	333
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,477
1,720	9.375%, 08/15/39 (e)	1,941
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	262
1,680	4.650%, 05/09/13 (e)	1,766
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	422
770	5.150%, 04/15/13 (e)	807
1,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,304
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	867
175	Principal Financial Group, Inc., 8.875%, 05/15/19	213
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	313
	Principal Life Income Funding Trusts,
1,165	5.300%, 12/14/12	1,220
1,025	5.300%, 04/24/13	1,080
205	Prudential Financial, Inc., 7.375%, 06/15/19	235
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	469
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,765
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	911
200	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	155

		41,240

	Real Estate Investment Trusts (REITs) — 0.9%
405	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	408
870	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	785
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,840
375	6.250%, 08/15/16	398
300	6.650%, 01/15/18	319
820	Developers Diversified Realty Corp., 7.875%, 09/01/20	887
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	528
2,300	First Industrial LP, 6.420%, 06/01/14	2,303

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
500	HCP, Inc., 5.375%, 02/01/21	516
	Host Hotels & Resorts LP,
2,625	6.000%, 11/01/20	2,645
250	6.000%, 10/01/21 (e)	251
750	6.875%, 11/01/14	765
3,000	Rouse Co. LP (The), 5.375%, 11/26/13	2,970
	Simon Property Group LP,
340	5.625%, 08/15/14	373
492	5.650%, 02/01/20	550
915	6.100%, 05/01/16	1,027
675	6.125%, 05/30/18	766
310	6.750%, 05/15/14	342
1,341	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,472

		19,145

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	324

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	488
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,048

		3,536

	Total Financials	260,113

	Health Care — 1.9%
	Biotechnology — 0.2%
	Amgen, Inc.,
640	3.875%, 11/15/21	631
289	5.650%, 06/15/42	293
150	5.700%, 02/01/19	167
618	5.750%, 03/15/40	634
300	6.375%, 06/01/37	334
130	6.900%, 06/01/38	153
1,250	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,369

		3,581

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
250	4.000%, 03/01/14	267
550	4.625%, 03/15/15	605
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	115
400	6.000%, 05/15/39	504

		1,491

	Health Care Providers & Services — 1.0%
	DaVita, Inc.,
600	6.375%, 11/01/18	590
600	6.625%, 11/01/20	589
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	490
1,250	6.500%, 09/15/18 (e)	1,297
1,000	6.875%, 07/15/17	1,060
	HCA, Inc.,
1,260	6.500%, 02/15/20	1,254
750	7.250%, 09/15/20	770
200	8.500%, 04/15/19	216
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,063
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20	816
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	302
805	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	793
3,600	Omnicare, Inc., 7.750%, 06/01/20	3,793
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	689
1,220	6.000%, 03/01/19 (e)	1,477
	Tenet Healthcare Corp.,
440	6.250%, 11/01/18 (e)	433
1,395	8.875%, 07/01/19	1,521
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	800
250	Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	257
1,550	WellPoint, Inc., 6.800%, 08/01/12	1,609

		20,819

	Pharmaceuticals — 0.6%
400	Abbott Laboratories, 6.150%, 11/30/37	501
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	524
910	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	969
	Endo Pharmaceuticals Holdings, Inc.,
450	7.000%, 07/15/19 (e)	461
600	7.250%, 01/15/22 (e)	617
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,178
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,340
	Mylan, Inc.,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
1,125	7.625%, 07/15/17 (e)	1,195
899	7.875%, 07/15/20 (e)	958
	Novartis Capital Corp.,
435	4.125%, 02/10/14	466
335	4.400%, 04/24/20	374
250	Pfizer, Inc., 6.200%, 03/15/19	305
	Valeant Pharmaceuticals International,
1,500	6.500%, 07/15/16 (e)	1,451
250	6.750%, 10/01/17 (e)	241
	Wyeth,
2,350	5.500%, 02/01/14	2,584
555	5.500%, 02/15/16	644

		13,808

	Total Health Care	39,699

	Industrials — 3.8%
	Aerospace & Defense — 0.6%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	406
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	912
145	6.375%, 06/01/19 (e)	162
725	BE Aerospace, Inc., 6.875%, 10/01/20	776
1,054	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	769
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,020
250	7.000%, 08/01/20	259
167	Hexcel Corp., 6.750%, 02/01/15	169
910	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	917
952	Lockheed Martin Corp., 5.720%, 06/01/40	1,019
1,900	McDonnell Douglas Corp., 9.750%, 04/01/12	1,956
750	Moog, Inc., 6.250%, 01/15/15	754
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20	657
	Triumph Group, Inc.,
232	8.000%, 11/15/17	247
575	8.625%, 07/15/18	627
735	United Technologies Corp., 6.125%, 02/01/19	895

		11,545

	Air Freight & Logistics — 0.0% (g)
1,000	Federal Express Corp., 9.650%, 06/15/12	1,044

	Airlines — 0.5%
235	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	237
1,875	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	1,800
2,202	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,158
666	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	679
357	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	364
1,115	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,126
	Delta Air Lines, Inc.,
72	8.021%, 08/10/22	68
70	8.954%, 08/10/14	69
44	9.500%, 09/15/14 (e)	45
417	9.750%, 12/17/16	443
610	10.000%, 12/05/14	153
1,191	Northwest Airlines, Inc., 7.027%, 11/01/19	1,185
1,331	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,198
192	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	209

		9,734

	Building Products — 0.3%
	Building Materials Corp. of America,
2,235	6.750%, 05/01/21 (e)	2,224
750	6.875%, 08/15/18 (e)	754
700	7.000%, 02/15/20 (e)	724
	Masco Corp.,
1,000	6.125%, 10/03/16	1,013
2,500	7.125%, 03/15/20	2,482

		7,197

	Commercial Services & Supplies — 0.5%
875	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	914
1,030	Clean Harbors, Inc., 7.625%, 08/15/16	1,087
	Corrections Corp. of America,
572	6.250%, 03/15/13	574
1,050	6.750%, 01/31/14	1,061
	FTI Consulting, Inc.,
290	6.750%, 10/01/20	293
1,750	7.750%, 10/01/16	1,811
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	271

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,663
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	156
100	7.390%, 12/02/24 (e)	121
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	14
1,160	6.500%, 08/01/27 (d)	15
265	9.750%, 01/15/15 (d)	3
	R.R. Donnelley & Sons Co.,
300	7.250%, 05/15/18	280
1,300	7.625%, 06/15/20	1,222

		9,485

	Construction & Engineering — 0.3%
1,450	Dycom Investments, Inc., 7.125%, 01/15/21	1,457
360	Fluor Corp., 3.375%, 09/15/21	358
1,150	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	912
158	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	160
2,475	Tutor Perini Corp., 7.625%, 11/01/18	2,289
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	702
100	10.875%, 06/15/16	111

		5,989

	Electrical Equipment — 0.0% (g)
	Belden, Inc.,
500	7.000%, 03/15/17	498
250	9.250%, 06/15/19	262
185	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	189

		949

	Industrial Conglomerates — 0.2%
459	Danaher Corp., 3.900%, 06/23/21	501
1,000	Griffon Corp., 7.125%, 04/01/18	965
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	302
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	283
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,108
300	6.125%, 08/17/26 (e)	356

		4,515

	Machinery — 0.5%
2,725	AGCO Corp., 5.875%, 12/01/21 (e)	2,711
310	Altra Holdings, Inc., 8.125%, 12/01/16	322
500	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	495
3,000	Briggs & Stratton Corp., 6.875%, 12/15/20	3,030
640	Caterpillar, Inc., 5.200%, 05/27/41	725
550	Eaton Corp., 5.600%, 05/15/18	645
210	Ingersoll-Rand Co., (Bermuda), 7.200%, 06/01/25	246
110	PACCAR, Inc., 6.375%, 02/15/12	111
440	Parker Hannifin Corp., 6.250%, 05/15/38	540
	SPX Corp.,
1,500	6.875%, 09/01/17	1,575
250	7.625%, 12/15/14	270
320	Titan International, Inc., 7.875%, 10/01/17	332

		11,002

	Marine — 0.2%
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.403%, 07/17/14 (e)	1,309
2,690	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	942
174	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	132
1,250	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,213
735	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	685

		4,281

	Road & Rail — 0.7%
1,300	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,310

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
634	Burlington Northern and Santa Fe Railway Co. 2000 Pass- Through Trust, 7.908%, 01/15/20	738
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	252
1,150	6.700%, 08/01/28	1,432
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,203
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	194
280	9.450%, 08/01/21	393
1,075	CSX Corp., 7.375%, 02/01/19	1,339
800	ERAC USA Finance LLC, 6.700%, 06/01/34 (e)	858
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
221	6.125%, 06/15/21	226
375	6.625%, 12/15/20	394
	Norfolk Southern Corp.,
1,415	3.250%, 12/01/21	1,406
595	6.000%, 05/23/11	662
1,828	RailAmerica, Inc., 9.250%, 07/01/17	1,992
576	Ryder System, Inc., 3.600%, 03/01/16	598
341	Union Pacific Corp., 4.163%, 07/15/22	363
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	347

		13,707

	Transportation Services — 0.0% (g)
750	Wabtec Corp., 6.875%, 07/31/13	776

	Total Industrials	80,224

	Information Technology — 1.7%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	543
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	568
375	5.900%, 02/15/39	447
	EH Holding Corp.,
500	6.500%, 06/15/19 (e)	489
150	7.625%, 06/15/21 (e)	147
135	Nokia OYJ, (Finland), 5.375%, 05/15/19	133

		2,327

	Computers & Peripherals — 0.6%
	Dell, Inc.,
981	3.100%, 04/01/16	1,029
1,000	7.100%, 04/15/28	1,230
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	81
1,113	4.300%, 06/01/21	1,132
480	4.375%, 09/15/21	491
500	5.400%, 03/01/17	569
250	5.500%, 03/01/18	280
600	6.000%, 09/15/41	646
	International Business Machines Corp.,
744	1.950%, 07/22/16	757
770	5.875%, 11/29/32	956
650	7.000%, 10/30/25	880
425	8.000%, 10/15/38	670
	Seagate HDD Cayman, (Cayman Islands),
230	6.875%, 05/01/20	233
2,000	7.750%, 12/15/18 (e)	2,060
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	1,030

		12,044

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	266
769	6.875%, 07/01/13	830
100	7.500%, 01/15/27	108
50	Intcomex, Inc., 13.250%, 12/15/14	47
750	Sanmina-SCI Corp., VAR, 3.097%, 06/15/14 (e)	728

		1,979

	Internet Software & Services — 0.1%
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	473
	Equinix, Inc.,
480	7.000%, 07/15/21	495
575	8.125%, 03/01/18	612

		1,580

	IT Services — 0.3%
106	Fidelity National Information Services, Inc., 7.625%, 07/15/17	112
	First Data Corp.,
600	8.875%, 08/15/20 (e)	600
670	12.625%, 01/15/21 (e)	553
900	HP Enterprise Services LLC, 6.000%, 08/01/13	965

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	IT Services — Continued
875	iGate Corp., 9.000%, 05/01/16 (e)	875
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	3,011

		6,116

	Semiconductors & Semiconductor Equipment — 0.3%
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	503
415	8.125%, 12/15/17	422
1,280	Amkor Technology, Inc., 7.375%, 05/01/18	1,274
1,239	Intel Corp., 3.300%, 10/01/21	1,258
	National Semiconductor Corp.,
575	3.950%, 04/15/15	620
475	6.600%, 06/15/17	578
326	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 3.153%, 10/15/13	324
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	154
1,400	Texas Instruments, Inc., 2.375%, 05/16/16	1,449

		6,582

	Software — 0.2%
660	Audatex North America, Inc., 6.750%, 06/15/18 (e)	665
115	Intuit, Inc., 5.750%, 03/15/17	128
595	Microsoft Corp., 4.500%, 10/01/40	638
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,147
241	5.375%, 07/15/40 (e)	277
1,030	6.500%, 04/15/38	1,348

		4,203

	Total Information Technology	34,831

	Materials — 3.2%
	Chemicals — 0.7%
275	Celanese US Holdings LLC, 6.625%, 10/15/18	287
	CF Industries, Inc.,
650	6.875%, 05/01/18	747
340	7.125%, 05/01/20	400
885	Chemtura Corp., 7.875%, 09/01/18	905
242	Dow Chemical Co. (The), 4.250%, 11/15/20	243
	EI du Pont de Nemours & Co.,
721	1.950%, 01/15/16	737
410	3.250%, 01/15/15	437
1,175	4.900%, 01/15/41	1,262
130	5.000%, 07/15/13	139
	Lyondell Chemical Co.,
300	8.000%, 11/01/17	326
767	11.000%, 05/01/18	826
850	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21 (e)	867
525	Monsanto Co., 7.375%, 08/15/12	548
	Mosaic Co. (The),
429	3.750%, 11/15/21	429
429	4.875%, 11/15/41	421
1,199	PolyOne Corp., 7.375%, 09/15/20	1,223
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	471
200	PPG Industries, Inc., 9.000%, 05/01/21	279
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,692
375	5.200%, 03/15/17	431
650	5.250%, 11/15/14	725
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	224
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,488

		15,107

	Construction Materials — 0.2%
2,500	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	2,163
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	75
	Vulcan Materials Co.,
455	6.500%, 12/01/16	440
710	7.500%, 06/15/21	701

		3,379

	Containers & Packaging — 0.7%
900	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	913
	Ball Corp.,
1,465	5.750%, 05/15/21	1,494
1,500	6.750%, 09/15/20	1,601
125	7.125%, 09/01/16	135
125	7.375%, 09/01/19	136
652	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	652
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	752

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Containers & Packaging — Continued
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	729
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21 (e)	955
1,975	7.125%, 04/15/19 (e)	1,931
2,500	7.875%, 08/15/19 (e)	2,512
700	8.750%, 10/15/16 (e)	723
500	Sealed Air Corp., 7.875%, 06/15/17	523
700	Silgan Holdings, Inc., 7.250%, 08/15/16	746

		13,802

	Metals & Mining — 0.6%
375	AK Steel Corp., 7.625%, 05/15/20	341
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	385
106	Arch Western Finance LLC, 6.750%, 07/01/13	106
	BHP Billiton Finance USA Ltd., (Australia),
570	4.800%, 04/15/13	602
575	5.400%, 03/29/17	664
1,110	5.500%, 04/01/14	1,222
120	6.500%, 04/01/19	148
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	291
1,500	Edgen Murray Corp., 12.250%, 01/15/15	1,331
1,075	FMG Resources August 2006 Pty Ltd., (Australia), 6.875%, 02/01/18 (e)	986
1,510	Nucor Corp., 6.400%, 12/01/37	1,922
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	541
1,121	3.750%, 09/20/21	1,135
270	Severstal Columbus LLC, 10.250%, 02/15/18	278
	Steel Dynamics, Inc.,
1,500	6.750%, 04/01/15	1,515
10	7.750%, 04/15/16	10
	United States Steel Corp.,
474	6.050%, 06/01/17	436
280	7.000%, 02/01/18	269
250	7.375%, 04/01/20	238
188	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	188

		12,608

	Paper & Forest Products — 1.0%
620	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	674
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	56
1,999	7.750%, 06/15/11 (d)	7
7,648	8.375%, 04/01/15 (d)	29
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	4
730	8.850%, 08/01/30 (d)	3
2,650	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,597
500	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	526
	Cascades, Inc., (Canada),
750	7.750%, 12/15/17	729
400	7.875%, 01/15/20	384
	Domtar Corp.,
126	7.125%, 08/15/15	138
950	10.750%, 06/01/17	1,195
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	1,075
875	7.125%, 01/15/17 (e)	910
1,200	7.750%, 11/15/29	1,512
400	8.250%, 05/01/16 (e)	440
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	17
5,650	NewPage Corp., 11.375%, 12/31/14 (d)	3,941
1,500	P.H. Glatfelter Co., 7.125%, 05/01/16	1,549
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,065
1,650	Potlatch Corp., 7.500%, 11/01/19	1,646
300	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	258
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	25
2,656	8.375%, 07/01/12 (d) (f) (i)	40
677	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	691
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	383
1,750	7.375%, 03/15/32	1,756

		21,650

	Total Materials	66,546

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
31	AT&T Corp., 8.000%, 11/15/31 AT&T, Inc.,	42
1,030	5.350%, 09/01/40	1,078
220	5.600%, 05/15/18	252
465	5.800%, 02/15/19	537
1,500	6.300%, 01/15/38	1,745
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,300
100	6.875%, 10/15/31	119
	BellSouth Telecommunications, Inc.,
412	6.300%, 12/15/15	438
330	7.000%, 12/01/95	392
	Cincinnati Bell, Inc.,
800	8.250%, 10/15/17	776
145	8.750%, 03/15/18	129
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	117
1,000	8.750%, 06/15/30	1,359
	Frontier Communications Corp.,
785	7.125%, 03/15/19	706
1,165	8.125%, 10/01/18	1,113
215	8.500%, 04/15/20	204
15	8.750%, 04/15/22	14
800	GTE Corp., 6.840%, 04/15/18	950
2,750	Level 3 Communications, Inc., 11.875%, 02/01/19	2,846
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18	1,023
90	8.000%, 10/01/15	96
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	541
190	7.721%, 06/04/38	158
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	123
600	5.855%, 02/04/13	607
80	5.877%, 07/15/19	76
	Verizon Communications, Inc.,
89	4.750%, 11/01/41	89
585	6.900%, 04/15/38	739
75	7.350%, 04/01/39	99
	Verizon Global Funding Corp.,
820	7.750%, 12/01/30	1,095
290	7.750%, 06/15/32	390
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,684
1,000	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21	1,047
	Windstream Corp.,
955	7.500%, 06/01/22 (e)	912
1,963	7.750%, 10/01/21	1,933
525	8.125%, 08/01/13	555
125	8.125%, 09/01/18	128

		27,412

	Wireless Telecommunication Services — 0.6%
732	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	715
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	485
144	Cricket Communications, Inc., 7.750%, 05/15/16	144
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,276
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	72
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,420
	NII Capital Corp.,
365	8.875%, 12/15/19	387
185	10.000%, 08/15/16	210
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	290
800	Sprint Capital Corp., 8.750%, 03/15/32	622
	Sprint Nextel Corp.,
125	8.375%, 08/15/17	107
638	9.000%, 11/15/18 (e)	643
177	11.500%, 11/15/21 (e)	167
1,650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,468
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	227
870	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	967
	Wind Acquisition Finance S.A., (Luxembourg),
775	7.250%, 02/15/18 (e)	676
275	11.750%, 07/15/17 (e)	237

		11,113

	Total Telecommunication Services	38,525

	Utilities — 3.1%
	Electric Utilities — 1.8%
891	Alabama Power Co., 6.125%, 05/15/38	1,165

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
	Carolina Power & Light Co.,
90	5.300%, 01/15/19	104
500	6.300%, 04/01/38	672
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,095
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	359
925	Consumers Energy Co., 6.700%, 09/15/19	1,170
	DPL, Inc.,
300	6.500%, 10/15/16 (e)	311
255	7.250%, 10/15/21 (e)	269
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	86
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	870
200	5.250%, 01/15/18	234
500	5.625%, 11/30/12	523
1,100	6.050%, 04/15/38	1,414
500	6.250%, 01/15/12	503
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	299
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,085
115	Florida Power Corp., 5.650%, 06/15/18	136
	Georgia Power Co.,
562	5.250%, 12/15/15	643
140	5.950%, 02/01/39	176
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,100
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,208
860	MidAmerican Energy Co., 5.300%, 03/15/18	1,001
	Nevada Power Co.,
446	5.375%, 09/15/40	505
600	7.125%, 03/15/19	742
	NextEra Energy Capital Holdings, Inc.,
275	5.350%, 06/15/13	291
265	7.875%, 12/15/15	316
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	332
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,689
150	6.800%, 01/15/19	174
	Northern States Power Co.,
173	5.350%, 11/01/39	212
765	6.250%, 06/01/36	1,034
	Pacific Gas & Electric Co.,
267	4.500%, 12/15/41	264
1,010	5.625%, 11/30/17	1,190
	PacifiCorp,
1,900	5.750%, 04/01/37	2,275
250	7.240%, 08/16/23	317
1,880	Peco Energy Co., 5.350%, 03/01/18	2,197
360	Potomac Electric Power Co., 6.500%, 11/15/37	473
50	Progress Energy, Inc., 6.050%, 03/15/14	55
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,246
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	201
35	6.500%, 08/01/38	48
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,230
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	97
1,100	6.625%, 11/15/37	1,369
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	366
155	5.300%, 05/01/18	182
416	5.375%, 11/01/39	500
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	273
500	6.000%, 06/01/39	666
	Southern California Edison Co.,
450	5.550%, 01/15/37	556
285	5.950%, 02/01/38	370
292	Southern Co. (The), 1.950%, 09/01/16	294
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	182
120	Union Electric Co., 8.450%, 03/15/39	193
	Virginia Electric and Power Co.,
235	6.350%, 11/30/37	310
670	8.875%, 11/15/38	1,060

		36,632

	Gas Utilities — 0.3%
250	ANR Pipeline Co., 9.625%, 11/01/21	375
600	Atmos Energy Corp., 5.125%, 01/15/13	625
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	700
155	EQT Corp., 8.125%, 06/01/19	176
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	317

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Gas Utilities — Continued
	500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	506
		TransCanada PipeLines Ltd., (Canada),
	1,505	4.000%, 06/15/13	1,578
	1,000	6.200%, 10/15/37	1,207

			5,484

		Independent Power Producers & Energy Traders — 0.9%
		AES Eastern Energy LP,
	481	9.000%, 01/02/17	245
	2,000	9.670%, 01/02/29	900
	3,450	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,666
		Calpine Corp.,
	1,341	7.875%, 07/31/20 (e)	1,391
	1,659	7.875%, 01/15/23 (e)	1,713
		Dynegy Holdings LLC,
	105	7.625%, 10/15/26 (d)	75
	4,770	7.750%, 06/01/19 (d)	3,315
		Edison Mission Energy,
	2,500	7.000%, 05/15/17	1,569
	800	7.200%, 05/15/19	472
	243	FPL Energy National Wind, 6.125%, 03/25/19 (e)	239
	255	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	204
	698	Homer City Funding LLC, 8.137%, 10/01/19	590
	1,553	Midwest Generation LLC, 8.560%, 01/02/16	1,557
	2,750	NRG Energy, Inc., 7.625%, 01/15/18	2,709
	348	Ormat Funding Corp., 8.250%, 12/30/20	322
	235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	87

			19,054

		Multi-Utilities — 0.1%
		Dominion Resources, Inc.,
	46	4.900%, 08/01/41	48
	400	7.000%, 06/15/38	525
	160	DTE Energy Co., 7.625%, 05/15/14	183
		Sempra Energy,
	255	6.150%, 06/15/18	298
	75	6.500%, 06/01/16	87
	220	8.900%, 11/15/13	248
	420	9.800%, 02/15/19	565
	73	Wisconsin Electric Power Co., 2.950%, 09/15/21	73
	36	Xcel Energy, Inc., 4.800%, 09/15/41	38

			2,065

		Water Utilities — 0.0% (g)
	925	American Water Capital Corp., 6.085%, 10/15/17	1,072

		Total Utilities	64,307

		Total Corporate Bonds (Cost $798,904)	808,672

	Foreign Government Securities — 1.9%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	222
BRL	70	Brazil Notas do Tesouro Nacional Serie B, (Brazil), 6.000%, 05/15/13	84
BRL	590	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/14	339
	100	Citigroup Funding, Inc., CLN, 10.993%, 07/27/20 (linked to Republic of Colombia, 10.993%, 07/27/20; credit rating BBB+) (e) (f) (i)	88
	270	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Republic of Colombia, 11.000%, 07/27/20; credit rating BBB+), (Colombia) (e) (f) (i)	240
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+), (e) (f) (i)	187
	100	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	98
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	160	Deutsche Bank AG, CLN, 10.250%, 07/15/27 (linked to Indonesia Government Bond, 10.250%, 07/15/27; credit rating BB+), (Germany), 10.250%, 07/15/27 (f) (i)	225
	100	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+), (Indonesia) (e) (f) (i)	134
	200	Export Credit Bank of Turkey, (Turkey), 5.375%, 11/04/16 (e)	200
		Federal Republic of Brazil, (Brazil),
	400	8.250%, 01/20/34	585
	380	11.000%, 08/17/40	499
	299	12.250%, 03/06/30	559
BRL	565	12.500%, 01/05/22	400
		Government of Dominican Republic, (Dominican Republic),
	210	Reg. S., 7.500%, 05/06/21	210
	358	Reg. S., 9.040%, 01/23/18	394
DOP	8,500	15.950%, 06/04/21 (e)	213
		Government of Ukraine, (Ukraine),
	730	6.580%, 11/21/16 (e)	635
	235	Reg. S., 7.750%, 09/23/20	205
	108	IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24 (f) (i)	126
	6,000	Israel Government AID Bond, (Israel), Zero Coupon, 08/15/17	5,475
	200	Namibia International Bonds, (Namibia), 5.500%, 11/03/21 (e)	201
	59	Poland Government Bond, (Poland), 5.000%, 03/23/22	57
	200	Province of Manitoba, (Canada), 2.125%, 04/22/13	204
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	957
		Province of Ontario, (Canada),
	780	2.700%, 06/16/15	818
	1,635	2.950%, 02/05/15	1,727
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	398
	160	Provincia de Buenos Aires, (Argentina), 11.750%, 10/05/15 (e)	138
	100	Provincia de Cordoba, (Argentina), Reg. S., 12.375%, 08/17/17	83
		Republic of Argentina, (Argentina),
	1,228	SUB, 2.500%, 12/31/38	418
	729	8.280%, 12/31/33	525
	931	8.750%, 06/02/17	830
	420	Republic of Belarus, (Belarus), 8.750%, 08/03/15	360
		Republic of Colombia, (Colombia),
	200	4.375%, 07/12/21	208
	100	6.125%, 01/18/41	119
	240	8.125%, 05/21/24	328
	270	10.375%, 01/28/33	445
		Republic of Croatia, (Croatia),
	200	6.375%, 03/24/21 (e)	177
	190	Reg. S., 6.625%, 07/14/20	171
	130	Reg. S., 6.750%, 11/05/19	120
	200	Republic of Ecuador, (Ecuador), 9.375%, 12/15/15	201
		Republic of El Salvador, (El Salvador),
	130	Reg. S., 7.375%, 12/01/19	141
	240	Reg. S., 7.650%, 06/15/35	247
	99	Reg. S., 7.750%, 01/24/23	108
	140	Reg. S., 8.250%, 04/10/32	152
		Republic of Hungary, (Hungary),
	401	6.250%, 01/29/20	366
	120	6.375%, 03/29/21	110
	278	7.625%, 03/29/41	257
		Republic of Indonesia, (Indonesia),
	255	Reg. S., 6.750%, 03/10/14	277
	50	Reg. S., 7.750%, 01/17/38	67
	340	Reg. S., 8.500%, 10/12/35	486
	350	11.625%, 03/04/19 (e)	513
	500	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	405
	320	Republic of Ivory Coast, (Ivory Coast), Reg. S., 12/31/32 (d)	158
		Republic of Lithuania, (Lithuania),
	435	5.125%, 09/14/17 (e)	418
	130	Reg. S., 5.125%, 09/14/17	124
	40	6.125%, 03/09/21 (e)	39
	160	Reg. S., 6.750%, 01/15/15	165
	200	Republic of Nigeria, (Nigeria), Reg. S., 6.750%, 01/28/21	209
	170	Republic of Pakistan, (Pakistan), Reg. S., 7.125%, 03/31/16	131
		Republic of Panama, (Panama),
	280	7.250%, 03/15/15	324
	90	8.875%, 09/30/27	133
	380	9.375%, 04/01/29	597
		Republic of Peru, (Peru),

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	400		5.625%, 11/18/50	421
PEN	465		Reg. S., 6.900%, 08/12/37	180
	330		7.350%, 07/21/25	428
	60		8.375%, 05/03/16	74
	218		8.750%, 11/21/33	320
	88		9.875%, 02/06/15	109
			Republic of Philippines, (Philippines),
	170		4.000%, 01/15/21	173
	100		6.500%, 01/20/20	119
	390		7.750%, 01/14/31	521
	100		9.500%, 02/02/30	153
	470		10.625%, 03/16/25	741
			Republic of Serbia, (Serbia),
	87		Reg. S., SUB, 6.750%, 11/01/24	83
	200		7.250%, 09/28/21 (e)	192
	430		Republic of South Africa, (South Africa), 5.500%, 03/09/20	478
	470		Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	472
			Republic of Turkey, (Turkey),
	500		6.750%, 04/03/18	550
	115		6.875%, 03/17/36	123
	160		7.000%, 06/05/20	179
	335		7.250%, 03/15/15	368
	477		7.250%, 03/05/38	534
	100		7.500%, 07/14/17	113
			Republic of Uruguay, (Uruguay),
UYU	584		4.993%, 06/26/37	35
UYU	3,000		5.999%, 04/05/27	212
	300		7.625%, 03/21/36	399
			Republic of Venezuela, (Venezuela),
	514		Reg. S., 5.750%, 02/26/16	393
	471		Reg. S., 6.000%, 12/09/20	280
	60		Reg. S., 7.000%, 03/31/38	33
	305		Reg. S., 7.750%, 10/13/19	212
	155		Reg. S., 8.250%, 10/13/24	98
			Russian Federation, (Russia),
	1,596		Reg. S., SUB, 7.500%, 03/31/30	1,883
	130		Reg. S., 12.750%, 06/24/28	226
			United Mexican States, (Mexico),
	640		5.625%, 01/15/17	724
	360		5.750%, 10/12/10	369
	498		5.950%, 03/19/19	583
	260		6.050%, 01/11/40	308
	100		6.750%, 09/27/34	127
MXN	3,000		7.750%, 12/14/17	246
	100		8.300%, 08/15/31	146
MXN	9,300		10.000%, 11/20/36	865

			Total Foreign Government Securities (Cost $38,375)	38,613

	Mortgage Pass-Through Securities — 5.3%
			Federal Home Loan Mortgage Corp.,
	160		ARM, 2.000%, 08/01/36	167
	330		ARM, 2.328%, 10/01/36	349
	382		ARM, 2.790%, 03/01/36	406
	775		ARM, 3.220%, 03/01/36	827
	677		ARM, 5.457%, 10/01/37	723
	123		ARM, 5.908%, 05/01/37	131
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	1,681		4.000%, 08/01/18 - 05/01/19	1,771
	861		4.500%, 10/01/18	911
	102		5.000%, 05/01/18	110
	743		5.500%, 01/01/21	811
	682		6.000%, 11/01/21	743
	390		6.500%, 07/01/14	412
	88		7.500%, 01/01/17	96
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	1,416		6.500%, 11/01/22 - 03/01/26	1,571
	415		7.000%, 01/01/27	473
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	439		4.000%, 09/01/33	460
	2,770		4.500%, 05/01/41	2,920
	130		6.000%, 02/01/29	144
	1,098		6.500%, 01/01/24 - 11/01/36	1,234
	1,168		7.000%, 09/01/24 - 10/01/36 (m)	1,330
	139		7.500%, 10/01/19 - 02/01/27	157
	144		8.000%, 08/01/27 - 03/01/30	171
			Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
	2,503		7.500%, 01/01/32 - 12/01/36	2,924
	564		10.000%, 10/01/30	677
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	132		7.000%, 12/01/14 - 03/01/16	142
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	4		7.500%, 02/01/17	5
	6		12.000%, 08/01/15 - 07/01/19	7
	–	(h)	13.000%, 06/01/14	—	(h)
			Federal National Mortgage Association,
	334		ARM, 2.470%, 05/01/35	353
	204		ARM, 2.505%, 01/01/34	215
	25		ARM, 2.750%, 10/01/33	25

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
630		ARM, 4.233%, 04/01/37	665
119		ARM, 4.948%, 04/01/37	127
448		ARM, 5.627%, 03/01/37	475
1,363		ARM, 5.629%, 01/01/23	1,481
350		ARM, 5.678%, 07/01/37	365
482		ARM, 6.000%, 02/01/37	521
163		ARM, 6.065%, 07/01/37	174
1,440		Federal National Mortgage Association Pool, Other, 4.500%, 01/01/20	1,534
		Federal National Mortgage Association, 15 Year, Single Family,
5,207		3.500%, 09/01/18 - 07/01/19	5,454
3,213		4.000%, 07/01/18 - 12/01/18	3,404
386		4.500%, 07/01/18	413
2,080		5.000%, 05/01/18 - 11/01/18	2,263
1,046		5.500%, 08/01/17 - 07/01/20	1,134
1,982		6.000%, 01/01/14 - 08/01/22	2,150
42		6.500%, 05/01/13	43
–	(h)	7.000%, 03/01/15	—	(h)
16		8.000%, 01/01/16	17
		Federal National Mortgage Association, 20 Year, Single Family,
1,840		3.500%, 12/01/30	1,897
2,035		6.000%, 04/01/24 - 08/01/27	2,237
838		6.500%, 11/01/18	927
283		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	309
		Federal National Mortgage Association, 30 Year, Single Family,
2,085		5.000%, 08/01/40	2,244
2,140		5.500%, 12/01/28 - 09/01/34	2,337
1,846		6.000%, 04/01/35 - 08/01/37	2,048
3,555		6.500%, 04/01/28 - 10/01/38	3,982
1,946		7.000%, 03/01/28 - 04/01/37	2,216
757		7.500%, 09/01/25 - 11/01/38	877
–	(h)	8.000%, 08/01/22	—	(h)
66		8.500%, 10/01/25 - 12/01/25	77
5		9.000%, 01/01/19 - 04/01/25	5
20		12.500%, 01/01/16	20
		Federal National Mortgage Association, Other,
1,883		2.573%, 10/01/17	1,921
1,750		3.482%, 11/01/20	1,817
1,680		3.492%, 01/01/18	1,771
1,575		3.590%, 10/01/20	1,658
1,511		3.730%, 06/01/18	1,625
1,646		3.937%, 01/01/19	1,765
1,275		4.195%, 07/01/21	1,380
2,152		4.319%, 12/01/19	2,344
3,000		4.399%, 02/01/20	3,317
2,458		4.515%, 02/01/20	2,717
1,984		4.794%, 01/01/21	2,219
1,577		5.000%, 12/01/32 - 08/01/33	1,694
834		5.500%, 09/01/17	895
488		6.500%, 04/01/36 - 07/01/36	540
		Government National Mortgage Association II, 30 Year, Single Family,
9,225		6.000%, 11/20/32 - 09/20/36	10,416
2,886		6.500%, 02/20/29 - 10/20/39	3,259
6,681		7.000%, 06/20/32 - 01/20/39	7,707
603		7.500%, 08/20/25 - 05/20/32	693
1,092		8.000%, 08/20/26 - 09/20/31	1,300
1,052		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,163
		Government National Mortgage Association, 30 Year, Single Family,
411		6.500%, 02/15/28 - 10/15/29	476
146		7.000%, 02/15/24 - 02/15/28	168
127		7.250%, 07/15/21 - 01/15/28	147
78		7.500%, 10/15/22 - 09/15/29	86
7		7.750%, 02/15/27	7
3		8.500%, 11/15/25	4
115		9.000%, 04/15/16 - 01/15/25	131
4		10.000%, 11/15/20	5
2		13.000%, 01/15/15	2

		Total Mortgage Pass-Through Securities (Cost $105,753)	110,888

Municipal Bonds — 0.6%
		California — 0.1%
1,000		Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,202

		Illinois — 0.1%
780		Railsplitter Tobacco Settlement
		Authority, Rev., 5.250%, 06/01/21	841
1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,752

			2,593

		New York — 0.2%
900		New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	970

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — Continued
	New York — Continued
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	627
1,165	Series H, Rev., 5.389%, 03/15/40	1,325
1,450	Port Authority of New York & New Jersey, Taxable Construction 164, Construction 164, Rev., 5.647%, 11/01/40	1,651

		4,573

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,327
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,579

		2,906

	Oklahoma — 0.1%
900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	1,015

	Washington — 0.0% (g)
900	City of Seattle, Light & Power Imrovement, Series A, Rev., 5.250%, 02/01/33	982

	Total Municipal Bonds (Cost $12,104)	13,271

Supranational — 0.1%
1,260	Corp. Andina de Fomento, (Supranational), 3.750%, 01/15/16	1,272
330	Eurasian Development Bank, (Supranational), Reg. S., 7.375%, 09/29/14	344

	Total Supranational (Cost $1,611)	1,616

U.S. Government Agency Securities — 1.1%
1,500	Federal Home Loan Bank System, 1.750%, 12/14/12	1,522
	Federal Home Loan Mortgage Corp.,
915	1.350%, 04/29/14	932
635	5.250%, 04/18/16	746
385	6.750%, 09/15/29	558
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	6,716
825	5.000%, 05/11/17	976
1,500	5.625%, 07/15/37	2,007
1,000	8.200%, 03/10/16	1,291
1,000	Federal National Mortgage Association Interest Strip11/15/21	749
	Financing Corp. Fico,
1,285	Zero Coupon, 04/05/19	1,095
500	Zero Coupon, 09/26/19	418
426	New Valley Generation II, 5.572%, 05/01/20	496
669	New Valley Generation III, 4.929%, 01/15/21	766
2,870	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	2,369
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,055
869	5.250%, 09/15/39	1,082
500	Tennessee Valley Authority Principal Strip, Zero Coupon, 11/01/25	311

	Total U.S. Government Agency Securities (Cost $20,461)	23,089

U.S. Treasury Obligations — 18.1%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	93
555	4.375%, 02/15/38	697
5,000	4.500%, 02/15/36	6,361
3,890	4.500%, 05/15/38	4,980
2,500	5.250%, 02/15/29	3,374
1,000	5.500%, 08/15/28	1,380
2,340	6.000%, 02/15/26	3,307
5,000	6.250%, 08/15/23	7,044
4,250	6.375%, 08/15/27	6,313
7,600	7.125%, 02/15/23	11,326
7,200	7.250%, 08/15/22	10,747
17,000	7.500%, 11/15/16 (m)	22,420
4,800	7.500%, 11/15/24	7,537
2,625	7.875%, 02/15/21	3,961
1,937	8.125%, 08/15/19	2,861
13,600	8.125%, 05/15/21 (m)	20,910
10,000	8.125%, 08/15/21	15,473
5,000	8.500%, 02/15/20	7,628
6,000	8.750%, 08/15/20	9,377
22,210	8.875%, 08/15/17 (m)	31,759
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,076

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
		U.S. Treasury Notes,
45		1.375%, 04/15/12 (k)	45
4,000		1.375%, 09/15/12	4,039
6,625		1.375%, 10/15/12 (m)	6,697
5,275		1.375%, 11/15/12	5,336
10,000		1.875%, 06/15/12	10,096
100		2.000%, 04/30/16	105
225		2.250%, 05/31/14	236
335		2.250%, 01/31/15	354
11,000		2.250%, 11/30/17	11,637
2,780		2.625%, 02/29/16	3,001
130		2.625%, 04/30/16	140
12,940		2.750%, 05/31/17	14,078
7,115		2.875%, 03/31/18	7,787
1,000		3.125%, 10/31/16	1,105
10,654		3.125%, 05/15/19	11,799
2,250		3.250%, 03/31/17	2,506
7,860		4.750%, 08/15/17	9,433
		U.S. Treasury STRIPS,
308		05/15/14	305
2,000		11/15/14	1,974
2,425		11/15/15	2,358
6,980		05/15/16	6,721
6,916		02/15/17	6,529
12,239		08/15/17	11,398
19,170		11/15/17	17,712
6,000		02/15/18	5,496
1,606		08/15/18	1,448
185		08/15/19	161
4,701		05/15/20	3,978
5,185		11/15/20	4,303
5,000		05/15/21	4,065
22,000		11/15/21 (m)	17,562
5,000		08/15/22	3,866
5,000		11/15/22	3,823
4,000		08/15/24	2,837
5,000		11/15/24	3,508
2,900		02/15/25	2,012
2,550		02/15/27	1,628
8,000		11/15/27	4,969
2,615		02/15/28	1,610

		Total U.S. Treasury Obligations (Cost $338,199)	376,281

SHARES
Common Stocks — 0.6%
		Consumer Discretionary — 0.2%
		Automobiles — 0.1%
73		General Motors Co. (a)	1,562

		Leisure Equipment & Products — 0.0% (g)
31		True Temper Holdings Corp., Inc. (a) (f) (i)	368

		Media — 0.1%
26		Charter Communications, Inc., Class A (a)	1,352

		Total Consumer Discretionary	3,282

		Consumer Staples — 0.0%
		Food Products — 0.0%
40		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.1%
		Diversified Financial Services — 0.1%
207		Capmark Financial Group, Inc. (a)	3,103
–	(h)	Leucadia National Corp.	4

		Total Financials	3,107

		Industrials — 0.0% (g)
		Airlines — 0.0% (g)
2		Delta Air Lines, Inc. (a)	14

		Commercial Services & Supplies — 0.0% (g)
2		Quad/Graphics, Inc.	38

		Total Industrials	52

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
87		Magnachip Semiconductor Corp., (Luxembourg) (a)	696

		Materials — 0.3%
		Chemicals — 0.1%
46		LyondellBasell Industries N.V., (Netherlands), Class A	1,488

		Construction Materials — 0.0% (g)
264		U.S. Concrete, Inc. (a)	724

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., ADR (a) (f) (i)	3

		Metals & Mining — 0.0% (g)
8		Wolverine Tube, Inc., ADR (a) (f) (i)	192

		Paper & Forest Products — 0.2%
211		AbitibiBowater, Inc., (Canada) (a)	3,174

		Total Materials	5,581

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
4		AboveNet, Inc.	266
–	(h)	XO Holdings, Inc. (a) (f) (i)	—

			266
		Wireless Telecommunication Services — 0.0% (g)
–	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	266

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	20

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Utilities — Continued
		Independent Power Producers & Energy Traders — Continued
		Total Common Stocks (Cost $17,930)	13,004

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.2%
		Automobiles — 0.0% (g)
35		General Motors Co., 4.750%, 12/01/13	1,195

		Diversified Consumer Services — 0.1%
34		Carriage Services Capital Trust, 7.000%, 06/01/29	1,459

		Household Durables — 0.1%
153		M/I Homes, Inc., 9.750%, 03/15/12 (a) (x)	1,941

		Total Consumer Discretionary	4,595

		Consumer Staples — 0.0%
		Food Products — 0.0%
–	(h)	Eurofresh, Inc., ADR, 15.000%, 11/18/16 (a) (f) (i)	—

		Financials — 0.2%
		Commercial Banks — 0.1%
8		CoBank ACB, 7.000%, 12/02/11 (e) (x)	365
10		CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	523
15		CoBank ACB, Series D, 11.000%, 10/01/14 (x)	815

			1,703

		Consumer Finance — 0.1%
3		Ally Financial, Inc., Series 144a, 7.000%, 12/31/11 (e) (x)	2,225
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	370

			2,595

		Total Financials	4,298

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
1		Constar International, Inc., 11.000%, 02/15/12 (a) (f) (i)	191

		Total Preferred Stocks (Cost $11,171)	9,084

Loan Participations & Assignments — 2.1%
		Consumer Discretionary — 1.2%
		Automobiles — 0.1%
3,546		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	3,267

		Broadcasting & Cable TV — 0.1%
1,011		Atlantic Broadband, Term Loan B, VAR, 4.000%, 03/08/16	980
299		Midcontinent Communications, Term Loan B, VAR, 4.000%, 12/31/16	293

			1,273

		Diversified Consumer Services — 0.0% (g)
290		Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12	283
		Gaming — 0.3%
1,973		CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	1,956
		Ceasars Entertainment Operating Co., Inc., Term B-2 Loan,
1,398		VAR, 3.257%, 01/28/15	1,192
2,602		VAR, 3.418%, 01/28/15	2,220

			5,368

		Hotels, Restaurants & Leisure — 0.0% (g)
550		Burger King Corp., Tranche B Term Loan, VAR	543

		Media — 0.5%
		Bresnan Communications, Term Loan B,
440		VAR, 12/14/17	429
3		VAR, 4.500%, 12/14/17	2
1,016		Cengage Learning Acquisitions, Term Loan, VAR, 2.510%, 07/03/14	858
2,383		Clear Channel Communications, Inc., Term Loan B, VAR, 3.910%, 01/29/16	1,773
389		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	384
		Media General, Inc., Term Loan,
244		VAR, 5.007%, 03/29/13	213
827		VAR, 5.245%, 03/29/13	719
1,451		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,434
1,750		Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,800
		R.H. Donnelley, Inc., Exit Term Loan,
537		VAR, 9.000%, 10/24/14	202
554		VAR, 9.000%, 10/24/14	209

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		Media— Continued
125		VAR, 9.000%, 10/24/14	47
437		Univision Communications, Inc., Initial Term Loan, VAR, 2.260%, 09/29/14	416
		Vertis, Inc., 1st Lien Term Loan,
2,501		VAR, 11.750%, 12/21/15	1,595
41		VAR, 11.750%, 12/21/15	26

			10,107

		Specialty Retail — 0.2%
		Claire’s Stores, Term Loan B,
2,880		VAR, 3.010%, 05/29/14	2,473
604		VAR, 3.178%, 05/29/14	518
720		Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18	645

			3,636

		Total Consumer Discretionary	24,477

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
		Bolthouse Farms, 1st Lien Term Loan,
135		VAR, 5.500%, 02/11/16	134
–	(h)	VAR, 5.750%, 02/11/16	—	(h)

		Total Consumer Staples	134

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
74		Big West Oil, Term Loan B, VAR, 7.750%, 03/31/16	73
575		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	569
239		Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	240

		Total Energy	882

		Financials — 0.2%
		Capital Markets — 0.1%
1,921		Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	1,905

		Insurance — 0.0% (g)
88		USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	88

		Real Estate Investment Trusts (REITs) — 0.1%
699		I-Star, Term Loan A-1, VAR, 5.000%, 06/28/13	689
459		VAR, 5.000%, 06/28/13	453

			1,142

		Total Financials	3,135

		Health Care — 0.1%
		Health Care Providers & Services — 0.1%
389		HMA, Term Loan B, VAR, 11/22/18	387
174		inVentiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	170

			557

		Health Care Technology — 0.0% (g)
		Emdeon Inc., Term Loan B,
2		VAR, 6.750%, 11/01/18	2
3		VAR, 6.750%, 11/01/18	3
15		VAR, 6.750%, 11/01/18	15
56		VAR, 6.750%, 11/01/18	57
23		VAR, 6.750%, 11/01/18	23

			100

		Pharmaceuticals — 0.0% (g)
		Axcan Intermediate Holdings, Inc., Term Loan,
348		VAR, 5.500%, 02/10/17	331
38		VAR, 5.502%, 02/10/17	36

			367

		Total Health Care	1,024

		Industrials — 0.3%
		Aerospace & Defense — 0.0% (g)
549		Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	542

		Air Freight & Logistics — 0.1%
2,000		Ozborn-Hessey Logistics, 2nd Lien Term Loan, VAR, 11.500%, 10/08/16	1,693

		Building Products — 0.1%
290		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.269%, 02/07/14	200
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
5		VAR, 2.582%, 02/07/14	4
2,492		VAR, 2.678%, 02/07/14	1,719

			1,923

		Commercial Services & Supplies — 0.1%
349		Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	345

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Commercial Services & Supplies— Continued
422	Cenveo Corp., Term Loan B, VAR, 6.250%, 12/21/16	414
798	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	665

		1,424

	Electrical Equipment — 0.0% (g)
13	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16 (f) (i)	12
204	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	192
150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	148

		352

	Machinery — 0.0% (g)
350	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	349

	Road & Rail — 0.0% (g)
	Swift Transportation Co., Term Loan,
257	VAR, 6.000%, 12/21/16	255
15	VAR, 6.000%, 12/21/16	14
44	VAR, 6.000%, 12/21/16	44
236	VAR, 6.000%, 12/21/16	235

		548

	Total Industrials	6,831

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
	Syniverse Holdings, Inc., Term Loan B,
396	VAR, 5.250%, 12/21/17	394
1	VAR, 5.250%, 12/21/17	1

		395

	Electronic Equipment, Instruments & Components — 0.0% (g)
299	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	293

	IT Services — 0.1%
	EVERTEC, Inc. Term Loan B1,
892	VAR, 5.250%, 09/30/16	872
28	VAR, 5.250%, 09/30/16	28
762	First Data Corp., Initial Tranche B-1, VAR, 3.007%, 09/24/14	674
525	First Data Corp., Initial Tranche B3, VAR, 3.007%, 09/24/14	465

		2,039

	Total Information Technology	2,727

	Materials — 0.1%
	Chemicals — 0.1%
	Nexeo Solutions, Term Loan,
92	VAR, 5.000%, 09/08/17	89
114	VAR, 5.000%, 09/08/17	109
92	VAR, 5.000%, 09/08/17	88
	OM Group, Term Loan B,
157	VAR, 5.750%, 08/02/17	155
118	VAR, 5.750%, 08/02/17	117
300	PolyOne Corp., Term Loan B, VAR, 11/02/17 ^	300
	Trinseo S.A., 1st Lien Term Loan,
380	VAR, 6.000%, 08/02/17	327
156	VAR, 6.000%, 08/02/17	134

		1,319

	Containers & Packaging — 0.0% (g)
	Sealed Air Corp., Term Loan B,
231	VAR, 4.750%, 10/03/18	233
263	VAR, 4.750%, 10/03/18	265

		498

	Metals & Mining — 0.0% (g)
299	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	293

	Total Materials	2,110

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
70	UPC Holdings, Term Loan, VAR, 12/31/17 ^	68

	Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.1%
	Texas Competitive Electric Holdings Co. LLC, Extended- Term Loan,
1,091	VAR, 4.748%, 10/10/17	710
1,026	VAR, 4.748%, 10/10/17	668
	Texas Competitive Electric Holdings Co. LLC, Non- Extended Term Loan,
1,558	VAR, 3.748%, 10/10/14	1,130
3	VAR, 3.748%, 10/10/14	2
556	VAR, 3.808%, 10/10/14	403

	Total Utilities	2,913

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Independent Power Producers & Energy Traders — Continued
	Total Loan Participations & Assignments (Cost 48,762)	44,301

NUMBER OF WARRANTS
Warrant - 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
67	General Motors Co., expiring 7/10/2016 (Strike Price $10.00) (a)	844
67	expiring 7/10/2019 (Strike Price $18.33) (a)	583

	Total Warrants (Cost 2,389)	1,427

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
30,176	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $30,176)	30,176

	Total Investments —99.5% (Cost $2,000,938)	2,070,078
	Other Assets in Excess of Liabilities — 0.5%	11,147

	NET ASSETS — 100.0%	$2,081,225

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	10 Year U.S. Treasury Note	03/21/12	$3,104	$(13)
1	2 Year U.S. Treasury Note	03/30/12	221	—	(h)
3	5 Year U.S. Treasury Note	03/30/12	368	—	(h)
	Short Futures Outstanding
(10)	30 Year U.S. Treasury Bond	03/21/12	(1,414)	18

				$5

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,364,786	MXN	Merrill Lynch International	12/05/11	$174	$173	$(1)
1,780,000	ZAR	Citibank, N.A.	12/21/11	222	219	(3)

				$396	$392	$(4)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
260,000	EUR	Barclays Bank plc	12/29/11	$353	$349	$4
10,000	EUR	Deutsche Bank AG	12/29/11	14	14	— (h)
1,780,000	ZAR	Morgan Stanley	12/21/11	240	219	21

				$607	$582	$25

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
BRL	—	Brazilian Real
CDX	—	Credit Derivative Index
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
DOP	—	Dominican Peso
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
PEN	—	Peru nuevo sol
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
ZAR	—	South African Rand

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value approximately $12,238,000 which amounts to 0.6% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2011.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.
(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
^	Unsettled security, coupon rate is undetermined at November 30, 2011

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,261
Aggregate gross unrealized depreciation	(55,121)

Net unrealized appreciation/depreciation	$69,140

Federal income tax cost of investments	$2,000,938

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Consumer Discretionary	$—	$4,595	$—	$4,595
Consumer Staples	—	—	—	—
Financials	—	4,298	—	4,298
Materials	—	—	191	191
Total Preferred Stocks	—	8,893	191	9,084
Common Stocks
Consumer Discretionary	2,914	—	368	3,282
Consumer Staples	—	—	—	—
Financials	3,107	—	—	3,107
Industrials	52	—	—	52
Information Technology	696	—	—	696
Materials	5,386	—	195	5,581
Telecommunication Services	266	—	—	266
Utilities	20	—	—	20
Total Common Stocks	12,441	—	563	13,004
Debt Securities
Asset-Backed Securities	—	46,864	3,413	50,277
Collateralized Mortgage Obligations
Agency CMO	—	300,132	—	300,132
Non- Agency CMO	—	158,899	2,767	161,666

Total Collateralized Mortgage Obligations	—	459,031	2,767	461,798

Commercial Mortgage-Backed Securities	—	86,959	—	86,959
Convertible Bonds
Materials	—	622	—	622
Corporate Bonds
Consumer Discretionary	—	105,647	—	105,647
Consumer Staples	—	41,504	151	41,655
Energy	—	77,125	—	77,125
Financials	—	259,718	395	260,113
Health Care	—	39,699	—	39,699
Industrials	—	80,224	—	80,224
Information Technology	—	34,831	—	34,831
Materials	—	63,203	3,343	66,546
Telecommunication Services	—	38,525	—	38,525

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utilities	$—	$64,307	$–	$64,307

Total Corporate Bonds	—	804,783	3,889	808,672

Foreign Government Securities	—	37,402	1,211	38,613
Mortgage Pass-Through Securities	—	110,888	—	110,888
Municipal Bonds	—	13,271	—	13,271
Supranational	—	1,616	—	1,616
U.S. Government Agency
Securities	—	23,089	—	23,089
U.S. Treasury Obligations	—	376,281	—	376,281
Loan Participations & Assignments
Consumer Discretionary	—	24,477	—	24,477
Consumer Staples	—	134	—	134
Energy	—	882	—	882
Financials	—	3,135	—	3,135
Health Care	—	1,024	—	1,024
Industrials	—	6,627	204	6,831
Information Technology	—	2,727	—	2,727
Materials	—	2,110	—	2,110
Telecommunication Services	—	68	—	68
Utilities	—	2,913	—	2,913

Total Loan Participations & Assignments	—	44,097	204	44,301

Warrants
Consumer Discretionary	—	1,427	—	1,427
Short-Term Investment
Investment Company	30,176	—	—	30,176

Total Investments in Securities	$42,617	$2,015,223	$12,238	$2,070,078

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$25	$—	$25
Futures Contracts	18	—	—	18
Swaps	$—	$1,082	$—	$1,082

Total Appreciation in Other Financial Instruments	$18	$1,107	$—	$1,125

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4)	$—	$(4)
Futures Contracts	(13)	—	—	(13)
Swaps	$—	$(48)	$—	$(48)

Total Depreciation in Other Financial Instruments	$(13)	$(52)	$—	$(65)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

Credit Default Swaps - Buy Protection [1]

(Amounts in thousands)

Credit Indices

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Morgan Stanley Capital Services
CDX.NA.HY.16-V1	5.000% quarterly	06/20/2016	6.663%	8,000	405	(241)
Deutsche Bank AG, New York
CDX.NA.HY.13-V2	5.000% quarterly	06/20/2016	6.225	12,000	272	(758)
Credit Suisse International
CDX.NA.HY.16-V1	5.000% quarterly	06/20/2016	6.663	8,000	405	(331)

					$1,082	$(1,330)

Credit Default Swaps - Sell Protection [2]

(Amounts in thousands)

Corporate and Sovereign issures:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Goldman Sachs Capital Management
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/2013	6.129%	1,000	(48)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Asset-Backed Securities	4,502	1	240	7	—	(1,337)	—	—	3,413
Collateralized Mortgage Obligation	—	3	(18)	1	3,286	(505)	—	—	2,767
Common Stocks - Consumer Discretionary	248	—	120	—	—	—	—	—	368
Common Stocks - Consumer Staples	30	—	(30)	—	—	—	—	—	—
Common Stocks - Information Technology	1,688	—	(414)	—	—	(1,274)	—	—	—
Common Stocks - Materials	—	—	(54)	—	249	—	—	—	195
Corporate Bonds - Consumer Staples	153	(20)	(b )	—	18	—	—	—	151
Corporate Bonds - Financials	—	—	7	—	—	—	388	—	395
Corporate Bonds - Industrials	311	(615)	339	—	—	(6)	—	(29)	—
Corporate Bonds - Materials	368	—	(528)	—	3,503	—	—	—	3,343
Foreign Government Securities	503	19	(65)	(5)	962	(324)	121	—	1,211
Loan Participations & Assignment - Industrials	—	(10)	(17)	1	—	(190)	420	—	204
Loan Participations & Assignment - Information Technology	867	(10)	3	6	—	(866)	—	—	—
Preferred Stocks - Consumer Staples	56	(b )	(77)	—	21	—	—	—	(a	)
Preferred Stocks - Financials	1,784	109	(161)	—	—	(552)	—	(1,180)	—
Preferred Stocks - Materials	—	—	—	—	191	—	—	—	191

	10,510	(523)	(655)	10	8,230	(5,054)	929	(1,209)	12,238

(a)	Security has a zero value.
(b)	Amount rounds to less than $1,000.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(392,000).

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amount in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 40.3%
	Agency CMO — 40.3%
	Federal Home Loan Mortgage Corp. REMICS,
90	Series 1343, Class LA, 8.000%, 08/15/22	109
622	Series 1367, Class K, 5.500%, 09/15/22	682
125	Series 1591, Class E, 10.000%, 10/15/23	136
1,093	Series 1633, Class Z, 6.500%, 12/15/23	1,175
1,319	Series 1694, Class PK, 6.500%, 03/15/24	1,417
6,197	Series 1785, Class A, 6.000%, 10/15/23	6,289
350	Series 1999, Class PU, 7.000%, 10/15/27	411
564	Series 2031, Class PG, 7.000%, 02/15/28	653
1,636	Series 2035, Class PC, 6.950%, 03/15/28	1,888
1,313	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,318
1,188	Series 2095, Class PE, 6.000%, 11/15/28	1,339
427	Series 2152, Class BD, 6.500%, 05/15/29	465
2,597	Series 2162, Class TH, 6.000%, 06/15/29	2,925
195	Series 2345, Class PQ, 6.500%, 08/15/16	204
1,287	Series 2367, Class ME, 6.500%, 10/15/31	1,412
3,023	Series 2480, Class EJ, 6.000%, 08/15/32	3,357
6,000	Series 2562, Class PG, 5.000%, 01/15/18	6,436
2,467	Series 2571, Class PV, 5.500%, 01/15/14	2,577
1,661	Series 2580, Class QM, 5.000%, 10/15/31	1,686
3,056	Series 2611, Class QZ, 5.000%, 05/15/33	3,498
2,673	Series 2630, Class KS, 4.000%, 01/15/17	2,699
632	Series 2647, Class A, 3.250%, 04/15/32	655
3,280	Series 2651, Class VZ, 4.500%, 07/15/18	3,501
9,000	Series 2656, Class BG, 5.000%, 10/15/32	9,858
695	Series 2684, Class PD, 5.000%, 03/15/29	694
2,500	Series 2688, Class DG, 4.500%, 10/15/23	2,726
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,270
1,897	Series 2749, Class TD, 5.000%, 06/15/21	1,925
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,455
7,450	Series 2841, Class AT, 4.000%, 08/15/19	8,026
2,523	Series 2882, Class QD, 4.500%, 07/15/34	2,713
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,141
3,386	Series 2927, Class GA, 5.500%, 10/15/34	3,820
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,092
8,531	Series 2976, Class HP, 4.500%, 01/15/33	8,850
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,678
2,706	Series 3045, Class HN, 4.500%, 09/15/33	2,794
2,278	Series 3085, Class VS, HB, IF, 27.728%, 12/15/35	3,230
911	Series 3114, Class KB, 5.000%, 09/15/27	912
5,225	Series 3181, Class OP, PO, 07/15/36	4,619
4,500	Series 3188, Class GE, 6.000%, 07/15/26	4,980
14,454	Series 3325, Class JL, 5.500%, 06/15/37	15,995
6,000	Series 3341, Class PE, 6.000%, 07/15/37	7,026
7,000	Series 3413, Class B, 5.500%, 04/15/37	8,096
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,755
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,749
22,925	Series 3737, Class DG, 5.000%, 10/15/30	24,794
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,311
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,222
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,059
92	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	18
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,534	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,876
2,886	Series T-54, Class 2A, 6.500%, 02/25/43	3,225

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,167	Series T-56, Class APO, PO, 05/25/43	897
1,157	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,308
	Federal National Mortgage Association Interest STRIPS,
3,592	Series 278, Class 1, VAR, 0.932%, 08/01/25	3,498
1,542	Series 278, Class 3, VAR, 0.999%, 11/01/23	1,505
2,162	Series 343, Class 23, IO, 4.000%, 10/01/18	181
	Federal National Mortgage Association REMICS,
124	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	140
58	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	61
303	Series 1993-110, Class H, 6.500%, 05/25/23	347
234	Series 1993-146, Class E, PO, 05/25/23	215
4,041	Series 1993-155, Class PJ, 7.000%, 09/25/23	4,612
43	Series 1993-205, Class H, PO, 09/25/23	39
64	Series 1993-217, Class H, PO, 08/25/23	57
50	Series 1993-228, Class G, PO, 09/25/23	45
1,388	Series 1994-37, Class L, 6.500%, 03/25/24	1,614
1,091	Series 1994-43, Class PJ, 6.350%, 12/25/23	1,096
4,988	Series 1994-51, Class PV, 6.000%, 03/25/24	5,600
599	Series 1994-62, Class PJ, 7.000%, 01/25/24	602
2,566	Series 1998-58, Class PC, 6.500%, 10/25/28	2,865
514	Series 2000-8, Class Z, 7.500%, 02/20/30	594
1,612	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	359
572	Series 2002-2, Class UC, 6.000%, 02/25/17	614
908	Series 2002-3, Class PG, 5.500%, 02/25/17	955
4,855	Series 2002-73, Class OE, 5.000%, 11/25/17	5,256
1,656	Series 2002-92, Class FB, VAR, 0.907%, 04/25/30	1,671
7,407	Series 2003-21, Class PZ, 4.500%, 03/25/33	7,959
648	Series 2003-35, Class MD, 5.000%, 11/25/16	648
558	Series 2003-67, Class SA, HB, IF, 43.828%, 10/25/31	1,178
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,434
20,000	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,789
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,608
10,000	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,835
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,129
3,430	Series 2004-46, Class QD, HB, IF, 22.971%, 03/25/34	4,393
3,691	Series 2004-54, Class FL, VAR, 0.657%, 07/25/34	3,708
7,339	Series 2004-60, Class PA, 5.500%, 04/25/34	7,991
15,000	Series 2004-97, Class B, 5.500%, 01/25/35	16,959
92	Series 2005-16, Class LC, 5.500%, 05/25/28	92
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,788
2,560	Series 2005-29, Class AK, 4.500%, 04/25/35	2,700
4,737	Series 2005-58, Class EP, 5.500%, 07/25/35	5,373
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,656
4,598	Series 2005-83, Class LA, 5.500%, 10/25/35	5,265
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,109
15,074	Series 2006-3, Class SB, IF, IO, 6.443%, 07/25/35	2,415
25,875	Series 2006-51, Class FP, VAR, 0.607%, 03/25/36	25,945
944	Series 2006-69, Class SP, IF, 14.470%, 05/25/30	1,043
368	Series 2006-81, Class FA, VAR, 0.607%, 09/25/36	369
4,811	Series 2006-110, Class PO, PO, 11/25/36	4,357
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,971
1,919	Series 2009-89, Class A1, 5.410%, 05/25/35	2,027
1,551	Series 2010-4, Class SL, IF, 11.009%, 02/25/40	1,546
7,518	Series 2010-11, Class CB, 4.500%, 02/25/40	7,758
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,786

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
5,000		Series 2010-117, Class DY, 4.500%, 10/25/25	5,613
4,274		Series 2010-155, Class B, 3.500%, 01/25/26	4,402
26		Series G92-35, Class EB, 7.500%, 07/25/22	30
269		Series G92-44, Class ZQ, 8.000%, 07/25/22	307
		Federal National Mortgage Association Whole Loan,
428		Series 1999-W4, Class A9, 6.250%, 02/25/29	487
3,116		Series 2002-W7, Class A4, 6.000%, 06/25/29	3,478
1,329		Series 2003-W1, Class 1A1, VAR, 6.301%, 12/25/42	1,511
645		Series 2003-W1, Class 2A, VAR, 7.141%, 12/25/42	758
3,902		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	4,049
4,794		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,613
4,570		Series 2009-W1, Class A, 6.000%, 12/25/49	5,078
		Government National Mortgage Association,
781		Series 1998-22, Class PD, 6.500%, 09/20/28	849
448		Series 1999-17, Class L, 6.000%, 05/20/29	486
4,417		Series 2001-10, Class PE, 6.500%, 03/16/31	4,965
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,399
26,314		Series 2003-59, Class XA, IO, VAR, 1.448%, 06/16/34	944
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,949
2,008		Series 2004-62, Class VA, 5.500%, 07/20/15	2,078
13,262		Series 2005-28, Class AJ, 5.500%, 04/20/35	15,111
3,855		Series 2008-15, Class NB, 4.500%, 02/20/38	4,105
11,883		Series 2008-40, Class SA, IF, IO, 6.150%, 05/16/38	2,076
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	32,188
7,991		Series 2009-52, Class MA, 5.000%, 11/20/36	8,965
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,546
10,381		Series 2011-29, Class Z, 5.000%, 05/20/40	11,671

		Total Collateralized Mortgage Obligations (Cost $553,656)	599,361

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,240)	6,365

Mortgage Pass-Through Securities — 6.6%
		Federal Home Loan Mortgage Corp.,
251		ARM, 2.276%, 01/01/27	263
31		ARM, 2.396%, 04/01/30	32
20		ARM, 2.566%, 02/01/19	21
14		ARM, 2.582%, 07/01/30	14
92		ARM, 2.831%, 08/01/18	97
33		ARM, 2.858%, 03/01/18	34
3		ARM, 3.232%, 01/01/20	3
41		ARM, 3.250%, 06/01/18	41
121		ARM, 3.273%, 01/01/21	122
58		ARM, 3.402%, 11/01/18	60
2,818		ARM, 5.986%, 03/01/37	2,983
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
489		5.000%, 12/01/13 - 12/01/16	522
319		6.000%, 04/01/14	347
484		6.500%, 12/01/12 - 06/01/14	510
–	(h)	7.000%, 12/01/14	—	(h)
1,350		Federal Home Loan Mortgage Corp. Gold Pool, 20 Year, Single Family, 4.500%, 05/01/24	1,448
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,225		4.500%, 10/01/40	3,401
1,666		5.500%, 11/01/33	1,807
317		6.000%, 02/01/32	352
1,287		6.500%, 01/01/24 - 07/01/29	1,462
1,579		7.000%, 08/01/25 - 09/01/29 (m)	1,826
88		7.500%, 09/01/24 - 08/01/25	102
93		8.000%, 11/01/24 - 09/01/25	109
216		8.500%, 05/01/24 - 07/01/28	258
6		9.000%, 10/01/17 - 11/01/21	7
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
246		ARM, 2.526%, 11/01/27 - 08/01/41	254
102		ARM, 2.589%, 07/01/17	104
192		ARM, 2.625%, 09/01/17 - 08/01/30	198
49		ARM, 2.655%, 06/01/29	50

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
40		ARM, 2.675%, 06/01/20	40
28		ARM, 2.750%, 06/01/17	28
83		ARM, 2.776%, 09/01/14	84
182		ARM, 3.000%, 06/01/15 - 01/01/29	189
16		ARM, 3.027%, 10/01/16	16
6		ARM, 3.154%, 07/01/27	6
–	(h)	ARM, 3.200%, 11/01/16	—	(h)
118		ARM, 3.367%, 08/01/19	119
37		ARM, 3.450%, 08/01/19	38
9		ARM, 3.501%, 10/01/14	9
98		ARM, 3.726%, 09/01/27	98
27		ARM, 5.891%, 04/01/19	28
20		ARM, 6.000%, 12/01/18	21
		Federal National Mortgage Association, 15 Year, Single Family,
13,117		4.000%, 04/01/19 - 09/01/25	13,815
2,757		4.500%, 03/01/19	2,947
1,901		5.500%, 11/01/16 - 03/01/18	2,061
74		6.000%, 04/01/13 - 08/01/14	77
11		8.000%, 11/01/12	12
		Federal National Mortgage Association, 20 Year, Single Family,
1,330		5.000%, 11/01/23	1,451
1,542		6.000%, 03/01/22	1,691
55		7.500%, 06/01/14 - 07/01/14	59
		Federal National Mortgage Association, 30 Year, Single Family,
2,910		4.500%, 03/01/38	3,080
5,040		5.000%, 11/01/33	5,500
30,425		5.500%, 02/01/29 - 05/01/36 (m)	33,433
4,506		6.000%, 07/01/36	5,049
883		6.500%, 06/01/26 - 04/01/32	1,002
5,241		7.000%, 02/01/24 - 03/01/35	5,998
225		7.500%, 03/01/30 - 04/01/30	263
178		10.000%, 10/01/16 - 11/01/21	198
166		Federal National Mortgage Association, Other, 6.000%, 09/01/28	184
		Government National Mortgage Association II, 30 Year, Single Family,
354		8.000%, 11/20/26 - 11/20/27	418
		Government National Mortgage Association, 30 Year, Single Family,
47		6.000%, 10/15/23	53
1,104		6.500%, 06/15/23 - 02/15/24 (m)	1,258
463		7.000%, 12/15/22 - 06/15/28	532
567		7.500%, 02/15/22 - 02/15/28	663
242		8.000%, 07/15/22 - 08/15/26	285
552		9.000%, 06/15/16 - 11/15/24	648
30		9.500%, 08/15/16 - 12/15/20	34

		Total Mortgage Pass-Through Securities (Cost $90,410)	97,814

U.S. Government Agency Securities — 19.7%
12,824		Federal Farm Credit Bank, 5.750%, 12/07/28	16,535
		Federal National Mortgage Association,
30,000		Zero Coupon, 10/09/19	22,807
10,000		6.250%, 05/15/29	13,837
		Federal National Mortgage Association STRIPS,
34,750		11/15/20	27,580
8,000		05/15/23	5,531
9,200		05/29/26	5,560
26,153		Financing Corp., Principal STRIPS, 12/06/18	22,140
		Residual Funding Corp., Principal STRIPS,
34,520		10/15/19	29,443
90,500		07/15/20	74,706
10,000		01/15/30	5,501
5,000		04/15/30	2,721
		Resolution Funding Corp. Interest STRIPS,
50,000		07/15/20	40,971
15,000		04/15/28	8,739
14,740		Tennessee Valley Authority Principal STRIPS, 12/15/17	13,074
4,500		Tennessee Valley Authority STRIPS, 07/15/16	4,192

		Total U.S. Government Agency Securities (Cost $225,805)	293,337

U.S. Treasury Obligations — 25.7%
		U.S. Treasury Bonds,
20,000		5.250%, 11/15/28	26,940
20,000		5.250%, 02/15/29	26,994
2,500		7.125%, 02/15/23	3,726
13,140		7.250%, 05/15/16	16,878
3,935		7.250%, 08/15/22	5,873
3,635		8.000%, 11/15/21	5,612
3,190		8.875%, 08/15/17	4,562
1,020		9.000%, 11/15/18	1,534
		U.S. Treasury Inflation Indexed Notes,
25,000		1.375%, 07/15/18	29,722
1,450		1.625%, 01/15/15	1,868
		U.S. Treasury Notes,
25,000		2.000%, 04/30/16	26,332
20,000		2.000%, 11/15/21	19,875
25,000		2.625%, 08/15/20	26,521
50,000		2.625%, 11/15/20	52,930
25,000		3.750%, 11/15/18	28,762

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
25,000	4.250%, 11/15/17	29,390
1,020	4.750%, 08/15/17	1,224
	U.S. Treasury STRIPS,
5,845	02/15/15	5,743
1,655	05/15/15	1,621
1,900	08/15/15	1,859
600	08/15/15	586
1,190	05/15/16	1,146
72,500	05/15/20	61,854

	Total U.S. Treasury Obligations (Cost $330,975)	381,552

SHARES
Short-Term Investment — 8.4%
	Investment Company — 8.4%
125,672	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $125,672)	125,672

	Total Investments —101.1% (Cost $1,332,758)	1,504,101
	Liabilities in Excess of Other Assets — (1.1)%	(16,599)

	NET ASSETS — 100.0%	$1,487,502

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,511
Aggregate gross unrealized depreciation	(3,168)

Net unrealized appreciation/depreciation	$171,343

Federal income tax cost of investments	$1,332,758

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amount in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$125,672	$1,378,429	$—	$1,504,101

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investments in Securities
Collateralized Mortgage Obligations
Agency CMO	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

Total	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There was no change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.957%, 01/25/35 (f) (i)	23
215	GSAA Trust, Series 2006-3, Class A1, VAR, 0.337%, 03/25/36	83
96	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.757%, 09/25/34 (f) (i)	17
7,000	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,922

	Total Asset-Backed Securities (Cost $7,679)	7,045

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Diversified Consumer Services — 0.1%
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,282
5,625	3.375%, 07/15/16	5,435

	Total Consumer Discretionary	11,717

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	1,720

	Total Convertible Bonds (Cost $11,605)	13,437

Corporate Bonds — 79.7%
	Consumer Discretionary — 19.1%
	Auto Components — 0.1%
51	Meritor, Inc., 8.750%, 03/01/12	51
1,380	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	1,335
5,200	UCI International, Inc., 8.625%, 02/15/19	5,044

		6,430

	Automobiles — 1.1%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
13,000	8.000%, 06/15/19 (e)	10,985
16,850	8.250%, 06/15/21 (e)	14,154
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	46,899
7,750	9.375%, 03/01/20	9,203
	Ford Motor Co.,
5,500	7.450%, 07/16/31	6,449
325	7.500%, 08/01/26	344
4,545	7.750%, 06/15/43	4,727
3,425	8.900%, 01/15/32	4,213
3,529	9.215%, 09/15/21	4,173
6,228	9.980%, 02/15/47	7,722
	Motors Liquidation Co.,
50	0.000%, 06/01/49	15
973	5.250%, 03/06/32	292
953	6.250%, 07/15/33	286
10,255	6.750%, 05/01/28 (d)	77
246	7.250%, 04/15/41	74
284	7.250%, 07/15/41	85
548	7.250%, 02/15/52	164
404	7.375%, 05/15/48	121
6,000	7.375%, 05/23/48 (d)	45
47	7.375%, 10/01/51	14
9,300	7.400%, 09/01/25 (d)	70
25,800	7.700%, 04/15/16 (d)	194
3,415	7.750%, 03/15/36 (d)	13
12,550	8.100%, 06/15/24 (d)	94
20,000	8.250%, 07/15/23 (d)	150
34,006	8.375%, 07/15/33 (d)	255
2,700	Navistar International Corp., 8.250%, 11/01/21	2,815

		113,633

	Broadcasting & Cable TV — 3.6%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	3
1,450	8.125%, 07/15/03 (d)	4
3,175	9.375%, 11/15/09 (d)	10
3,500	10.875%, 10/01/10 (d)	11
	Cablevision Systems Corp.,
9,400	7.750%, 04/15/18	9,588
14,172	8.000%, 04/15/20	14,385
1,075	8.625%, 09/15/17	1,123
20,565	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	23,701
	CCO Holdings LLC/CCO Holdings Capital Corp.,
30,120	6.500%, 04/30/21	29,028
20,001	7.000%, 01/15/19	20,126
20,373	7.250%, 10/30/17	20,806
11,690	7.375%, 06/01/20	11,690
2,711	8.125%, 04/30/20	2,860
34,900	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	35,511
5,585	Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14 (e)	6,004
	CSC Holdings LLC,
2,610	7.625%, 07/15/18	2,819
4,329	7.875%, 02/15/18	4,719
10,405	8.625%, 02/15/19	11,601
	DISH DBS Corp.,
30,845	6.750%, 06/01/21	30,074
2,000	7.125%, 02/01/16	2,055
25,515	7.875%, 09/01/19	27,046
9,500	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	10,747
9,343	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	9,577
17,525	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	18,270

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
	Sirius XM Radio, Inc.,
2,844	8.750%, 04/01/15 (e)	3,086
6,480	9.750%, 09/01/15 (e)	7,014
25,390	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	26,215
	Virgin Media Finance plc, (United Kingdom),
18,775	8.375%, 10/15/19	20,089
2,815	9.500%, 08/15/16	3,083
	XM Satellite Radio, Inc.,
8,300	7.625%, 11/01/18 (e)	8,549
12,578	13.000%, 08/01/13 (e)	14,213

		374,007

	Diversified Consumer Services — 0.7%
5,000	Carriage Services, Inc., 7.875%, 01/15/15	5,000
21,575	Knowledge Learning Corp., 7.750%, 02/01/15 (e) (m)	20,173
4,050	Mac-Gray Corp., 7.625%, 08/15/15	4,131
	Service Corp. International,
925	6.750%, 04/01/15	983
3,025	6.750%, 04/01/16	3,214
11,755	7.000%, 06/15/17 (m)	12,578
6,630	7.000%, 05/15/19	6,878
3,850	7.625%, 10/01/18	4,225
7,650	8.000%, 11/15/21	8,377
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,341

		68,900

	Gaming — 4.1%
25,905	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	25,905
4,489	Boyd Gaming Corp., 9.125%, 12/01/18	4,107
5,000	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	5,200
	Chukchansi Economic Development Authority,
13,768	8.000%, 11/15/13 (e)	7,779
12,450	VAR, 0.000%, 11/15/12 (e)	6,847
	CityCenter Holdings LLC/CityCenter Finance Corp.,
5,665	7.625%, 01/15/16 (e)	5,609
40,397	PIK, 11.500%, 01/15/17 (e)	39,993
13,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	12,994
2,575	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	2,906
	Isle of Capri Casinos, Inc.,
19,288	7.000%, 03/01/14 (m)	17,841
21,145	7.750%, 03/15/19	19,454
8,750	Mandalay Resort Group, 7.625%, 07/15/13	8,662
21,325	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	23,138
	MGM Resorts International,
1,499	6.625%, 07/15/15	1,416
3,940	7.500%, 06/01/16	3,758
30,251	7.625%, 01/15/17	28,587
1,000	9.000%, 03/15/20	1,090
19,875	10.000%, 11/01/16	20,571
15,150	11.375%, 03/01/18	16,324
2,000	13.000%, 11/15/13	2,305
	Peninsula Gaming Corp.,
5,610	8.375%, 08/15/15	5,891
23,129	10.750%, 08/15/17	23,707
	Pinnacle Entertainment, Inc.,
5,144	8.625%, 08/01/17	5,401
20,000	8.750%, 05/15/20	19,400
22,500	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	23,625
	San Pasqual Casino,
11,459	8.000%, 09/15/13 (e)	11,287
19,600	Seminole Hard Rock Entertainment, Inc., VAR, 2.847%, 03/15/14 (e)	18,326
8,085	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,762
16,700	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	9,268
10,140	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	10,419
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
8,930	7.750%, 08/15/20	9,622
1,250	7.875%, 11/01/17	1,353
11,420	7.875%, 05/01/20	12,334
7,095	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	7,184

		420,065

	Hotels, Restaurants & Leisure — 2.1%
9,740	AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	9,837
45,380	Banc of America Large Loan, Inc., VAR, 1.999%, 11/15/15 (e)	40,088
10,000	Burger King Corp., 9.875%, 10/15/18	10,912
10,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	10,875
	Cinemark USA, Inc.,
1,000	7.375%, 06/15/21	998
14,536	8.625%, 06/15/19	15,626

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
2,108	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	1,960
22,629	CKE Restaurants, Inc., 11.375%, 07/15/18	24,100
9,775	DineEquity, Inc., 9.500%, 10/30/18	10,117
	Host Hotels & Resorts LP,
8,500	6.000%, 11/01/20	8,564
2,500	6.000%, 10/01/21 (e)	2,512
790	6.875%, 11/01/14	806
5,000	9.000%, 05/15/17	5,488
3,460	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,339
	Landry’s Restaurants, Inc.,
19,173	11.625%, 12/01/15 (e)	19,988
7,940	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d)	3,494
	Royal Caribbean Cruises Ltd., (Liberia),
6,666	7.250%, 06/15/16	7,166
8,820	11.875%, 07/15/15 (m)	10,408
	Speedway Motorsports, Inc.,
2,250	6.750%, 02/01/19	2,239
7,500	8.750%, 06/01/16	8,137
10,000	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	10,000
9,746	Wendy’s Co. (The), 10.000%, 07/15/16	10,672

		217,326

	Household Durables — 0.9%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	2,145
	D.R. Horton, Inc.,
353	5.625%, 09/15/14	358
4,648	6.500%, 04/15/16	4,753
18,355	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	14,546
	Lennar Corp.,
8,375	5.600%, 05/31/15	8,208
17,463	6.950%, 06/01/18	16,808
8,000	12.250%, 06/01/17	9,480
10,650	M/I Homes, Inc., 8.625%, 11/15/18	9,345
	Standard Pacific Corp.,
13,545	8.375%, 05/15/18	12,665
15,250	8.375%, 01/15/21	14,068
3,940	10.750%, 09/15/16	4,019

		96,395

	Internet & Catalog Retail — 0.1%
7,260	Affinion Group, Inc., 7.875%, 12/15/18	6,044

	Leisure Equipment & Products — 0.5%
43,349	Eastman Kodak Co., 9.750%, 03/01/18 (e)	31,211
11,709	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	11,007
11,440	Icon Health & Fitness, 11.875%, 10/15/16 (e)	9,209
1,675	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	1,667

		53,094

	Media — 3.6%
10,740	Allbritton Communications Co., 8.000%, 05/15/18	10,203
4,150	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	4,254
470	Belo Corp., 8.000%, 11/15/16	506
15,400	Block Communications, Inc., 8.250%, 12/15/15 (e)	15,631
1,500	Cengage Learning Acquisitions, Inc., 10.500%, 01/15/15 (e)	1,087
24,745	Clear Channel Communications, Inc., 9.000%, 03/01/21	20,415
	Clear Channel Worldwide Holdings, Inc.,
4,500	9.250%, 12/15/17	4,714
20,505	9.250%, 12/15/17	21,581
2,985	Entravision Communications Corp., 8.750%, 08/01/17	2,918
788	Fisher Communications, Inc., 8.625%, 09/15/14	801
	Gannett Co., Inc.,
4,510	7.125%, 09/01/18	4,352
3,525	8.750%, 11/15/14	3,746
1,348	9.375%, 11/15/17	1,437
2,356	10.000%, 04/01/16	2,621
	Intelsat Jackson Holdings S.A., (Luxembourg),
7,940	7.250%, 10/15/20 (e)	7,563
700	7.500%, 04/01/21 (e)	665
7,100	8.500%, 11/01/19	7,242
	Intelsat Luxembourg S.A., (Luxembourg),
105,599	PIK, 12.500%, 02/04/17 (e)	96,887
	Lamar Media Corp.,
290	6.625%, 08/15/15	290
2,755	6.625%, 08/15/15	2,748
1,000	7.875%, 04/15/18	1,033
	LIN Television Corp.,
226	6.500%, 05/15/13	223
245	6.500%, 05/15/13	242
11,090	McClatchy Co. (The), 11.500%, 02/15/17	10,286
22,525	Media General, Inc., 11.750%, 02/15/17	20,948
9,000	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	9,382
	Nexstar Broadcasting, Inc.,
4,560	7.000%, 01/15/14	4,480

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
4,956	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,006
13,980	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	14,784
3,750	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,806
7,919	Radio One, Inc., PIK, 15.000%, 05/24/16	6,652
5,500	RadioShack Corp., 6.750%, 05/15/19	4,744
14,375	Regal Cinemas Corp., 8.625%, 07/15/19	15,202
2,000	Regal Entertainment Group, 9.125%, 08/15/18	2,090
	Sinclair Television Group, Inc.,
675	8.375%, 10/15/18	683
2,715	9.250%, 11/01/17 (e)	2,912
13,862	Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	14,798
19,750	Univision Communications, Inc., 6.875%, 05/15/19 (e)	18,318
10,794	Valassis Communications, Inc., 6.625%, 02/01/21	9,876
	WMG Acquisition Corp.,
11,170	9.500%, 06/15/16 (e)	11,728
6,000	11.500%, 10/01/18 (e)	5,910

		372,764

	Multiline Retail — 0.9%
9,445	HSN, Inc., 11.250%, 08/01/16	10,425
	QVC, Inc.,
2,425	7.125%, 04/15/17 (e)	2,540
12,950	7.375%, 10/15/20 (e)	13,760
14,550	7.500%, 10/01/19 (e)	15,459
58,475	Sears Holdings Corp., 6.625%, 10/15/18	46,268

		88,452

	Specialty Retail — 1.2%
1,900	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	1,852
9,150	ACE Hardware Corp., 9.125%, 06/01/16 (e)	9,676
4,118	Asbury Automotive Group, Inc., 8.375%, 11/15/20	4,077
11,950	Claire’s Stores, Inc., 8.875%, 03/15/19	8,723
13,327	Gymboree Corp., 9.125%, 12/01/18	10,995
11,425	J. Crew Group, Inc., 8.125%, 03/01/19	10,497
	Michael’s Stores, Inc.,
15,000	7.750%, 11/01/18	14,663
12,665	11.375%, 11/01/16	13,298
10,165	NBC Acquisition Corp., 11.000%, 03/15/13 (a) (d)	101
	Nebraska Book Co., Inc.,
13,173	8.625%, 03/15/12 (d)	4,018
3,907	10.000%, 12/01/11	3,360
1,500	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	1,380
11,850	Penske Automotive Group, Inc., 7.750%, 12/15/16 (m)	12,028
19,420	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	19,226
9,950	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	10,174

		124,068

	Textiles, Apparel & Luxury Goods — 0.2%
2,805	Broder Brothers Co., PIK, 12.000%, 10/15/13 (e)	2,794
17,391	Quiksilver, Inc., 6.875%, 04/15/15 (m)	16,174

		18,968

	Total Consumer Discretionary	1,960,146

	Consumer Staples — 3.5%
	Beverages — 0.2%
	Constellation Brands, Inc.,
7,610	7.250%, 09/01/16	8,333
5,375	7.250%, 05/15/17	5,886
6,240	8.375%, 12/15/14	6,926
1,120	Cott Beverages, Inc., 8.125%, 09/01/18	1,198

		22,343

	Food & Staples Retailing — 1.5%
22,665	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	24,025
	Rite Aid Corp.,
25,440	7.500%, 03/01/17 (m)	24,931
20,800	9.500%, 06/15/17	18,200
13,400	9.750%, 06/12/16	14,572
9,050	10.250%, 10/15/19	9,774
8,750	10.375%, 07/15/16	9,297
	SUPERVALU, Inc.,
15,525	7.500%, 11/15/14	15,622
38,725	8.000%, 05/01/16	38,822

		155,243

	Food Products — 1.1%
11,235	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	11,123
5,272	Chiquita Brands International, Inc., 7.500%, 11/01/14 (m)	5,272
11,860	Dean Foods Co., 7.000%, 06/01/16	11,504
7,190	Del Monte Foods Co., 7.625%, 02/15/19 (e)	6,435
309	Dole Food Co., Inc., 13.875%, 03/15/14	358
2,508	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	2,207

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	JBS USA LLC/JBS USA Finance, Inc.,
16,530	7.250%, 06/01/21 (e)	14,835
8,256	11.625%, 05/01/14	9,185
3,900	Michael Foods, Inc., 9.750%, 07/15/18	4,017
9,825	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	8,572
6,900	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15	7,055
7,250	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	5,655
	Smithfield Foods, Inc.,
15,910	7.750%, 07/01/17	17,243
435	10.000%, 07/15/14	498
865	TreeHouse Foods, Inc., 7.750%, 03/01/18	927
7,014	Tyson Foods, Inc., 6.850%, 04/01/16 (m)	7,689

		112,575

	Household Products — 0.3%
5,160	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	4,128
19,814	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	21,474

		25,602

	Personal Products — 0.1%
18,695	American Achievement Corp., 10.875%, 04/15/16 (e)	14,302

	Tobacco — 0.3%
23,170	Alliance One International, Inc., 10.000%, 07/15/16	20,447
7,000	Vector Group Ltd., 11.000%, 08/15/15	7,184

		27,631

	Total Consumer Staples	357,696

	Energy — 12.0%
	Energy Equipment & Services — 1.7%
	Cie Generale de Geophysique- Veritas, (France),
8,205	6.500%, 06/01/21 (e)	7,672
1,694	9.500%, 05/15/16	1,812
4,062	Global Geophysical Services, Inc., 10.500%, 05/01/17	3,900
5,513	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	5,734
13,800	Key Energy Services, Inc., 6.750%, 03/01/21	13,645
20,505	McJunkin Red Man Corp., 9.500%, 12/15/16	20,197
27,200	Ocean Rig UDW, Inc., 9.500%, 04/27/16	24,888
22,000	Oil States International, Inc., 6.500%, 06/01/19	22,110
12,900	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	12,835
11,000	PHI, Inc., 8.625%, 10/15/18	10,753
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21 (e)	5,550
9,845	6.625%, 11/15/20	9,894
16,200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	15,552
21,500	Sevan Marine ASA, (Norway), 0.000%, 05/14/13	14,190
8,605	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	8,777

		177,509

	Oil, Gas & Consumable Fuels — 10.3%
	Alpha Natural Resources, Inc.,
8,175	6.000%, 06/01/19	7,807
9,325	6.250%, 06/01/21	8,906
14,950	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	14,315
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	9,821
6,270	6.500%, 05/20/21	6,082
5,755	Antero Resources Finance Corp., 9.375%, 12/01/17	6,072
	Arch Coal, Inc.,
13,000	7.000%, 06/15/19 (e)	12,675
6,120	7.250%, 10/01/20	5,998
17,750	7.250%, 06/15/21 (e)	17,217
	Bill Barrett Corp.,
7,575	7.625%, 10/01/19	7,821
41,857	9.875%, 07/15/16 (m)	45,834
	Brigham Exploration Co.,
7,630	6.875%, 06/01/19	8,317
17,920	8.750%, 10/01/18	21,773
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
6,385	9.375%, 05/01/19 (e)	6,130
8,010	9.375%, 05/01/19 (e)	7,609
	Chesapeake Energy Corp.,
15,065	6.125%, 02/15/21	15,103
2,100	6.625%, 08/15/20	2,173
7,560	6.875%, 08/15/18	7,900
8,120	6.875%, 11/15/20	8,526
6,880	7.250%, 12/15/18	7,465
12,740	9.500%, 02/15/15	14,333
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	13,561
18,587	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	21,003

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
11,455	8.250%, 12/15/17	12,085
8,310	8.500%, 12/15/19	8,892
	Comstock Resources, Inc.,
1,650	7.750%, 04/01/19	1,559
37,653	8.375%, 10/15/17	36,900
	Concho Resources, Inc.,
7,855	6.500%, 01/15/22	8,012
9,054	7.000%, 01/15/21	9,416
	Consol Energy, Inc.,
1,410	6.375%, 03/01/21 (e)	1,389
14,663	8.000%, 04/01/17	15,616
8,510	8.250%, 04/01/20	9,148
3,575	Continental Resources, Inc., 7.125%, 04/01/21	3,861
10,718	Denbury Resources, Inc., 8.250%, 02/15/20	11,642
	El Paso Corp.,
4,950	6.500%, 09/15/20	5,283
4,305	6.875%, 06/15/14	4,735
950	7.000%, 06/15/17	1,033
3,869	7.250%, 06/01/18	4,197
4,800	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	5,278
2,000	Encore Acquisition Co., 9.500%, 05/01/16	2,205
	Energy XXI Gulf Coast, Inc.,
15,576	7.750%, 06/15/19	14,953
1,354	9.250%, 12/15/17	1,388
	Ferrellgas LP/Ferrellgas Finance Corp.,
8,050	6.500%, 05/01/21	6,903
3,750	9.125%, 10/01/17	3,862
8,870	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	8,826
	Forest Oil Corp.,
36,523	7.250%, 06/15/19 (m)	36,158
8,225	8.500%, 02/15/14	8,842
	Frontier Oil Corp.,
2,500	6.875%, 11/15/18	2,500
7,355	8.500%, 09/15/16	7,704
	Hilcorp Energy I LP/Hilcorp Finance Co.,
16,535	7.625%, 04/15/21 (e)	17,031
10,990	8.000%, 02/15/20 (e)	11,567
	Holly Energy Partners LP/Holly Energy Finance Corp.,
11,575	6.250%, 03/01/15 (m)	11,401
5,700	8.250%, 03/15/18	5,928
7,270	HollyFrontier Corp., 9.875%, 06/15/17	7,979
	Inergy LP/Inergy Finance Corp.,
7,490	6.875%, 08/01/21	7,116
14,000	7.000%, 10/01/18	13,720
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
12,500	6.250%, 06/15/22	12,656
500	6.500%, 08/15/21	510
17,060	6.750%, 11/01/20	17,551
	Newfield Exploration Co.,
12,000	5.750%, 01/30/22	12,645
6,180	6.625%, 09/01/14	6,242
12,420	6.875%, 02/01/20	13,041
9,070	7.125%, 05/15/18	9,523
	NFR Energy LLC/NFR Energy Finance Corp.,
28,541	9.750%, 02/15/17 (e)	24,545
7,500	Patriot Coal Corp., 8.250%, 04/30/18	7,125
	Peabody Energy Corp.,
16,650	6.000%, 11/15/18 (e)	16,629
14,250	6.250%, 11/15/21 (e)	14,357
	Penn Virginia Corp.,
2,025	7.250%, 04/15/19	1,924
19,202	10.375%, 06/15/16 (m)	20,690
4,800	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	4,752
16,000	Petrohawk Energy Corp., 6.250%, 06/01/19	17,520
	Pioneer Drilling Co.,
12,975	9.875%, 03/15/18 (e)	13,380
	Pioneer Natural Resources Co.,
2,539	5.875%, 07/15/16	2,754
4,635	6.650%, 03/15/17	5,132
4,950	6.875%, 05/01/18	5,548
19,722	7.500%, 01/15/20	22,875
	Plains Exploration & Production Co.,
5,040	7.625%, 04/01/20	5,368
7,535	10.000%, 03/01/16	8,514
18,154	QEP Resources, Inc., 6.875%, 03/01/21	19,243
	Range Resources Corp.,
5,330	5.750%, 06/01/21	5,690
1,080	6.750%, 08/01/20	1,182
3,270	7.250%, 05/01/18	3,499
2,000	7.500%, 10/01/17	2,125
2,000	8.000%, 05/15/19	2,220
12,345	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	12,715
	SM Energy Co.,
6,770	6.500%, 11/15/21 (e)	6,770
19,399	6.625%, 02/15/19 (e)	19,593
	Swift Energy Co.,
16,772	7.125%, 06/01/17	16,395

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
14,945	7.875%, 03/01/22 (e)	14,646
13,336	8.875%, 01/15/20	13,869
	Targa Resources Partners LP/Targa Resources Partners
	Finance Corp.,
15,960	6.875%, 02/01/21 (e)	15,960
9,090	7.875%, 10/15/18	9,454
10,956	8.250%, 07/01/16	11,449
6,375	Unit Corp., 6.625%, 05/15/21	6,311
2,334	Venoco, Inc., 8.875%, 02/15/19	2,089
19,576	W&T Offshore, Inc., 8.500%, 06/15/19 (e)	19,625
	Western Refining, Inc.,
5,967	11.250%, 06/15/17 (e)	6,638
6,872	VAR, 10.750%, 06/15/14 (e)	7,243
	WPX Energy, Inc.,
13,470	5.250%, 01/15/17 (e)	13,234
14,220	6.000%, 01/15/22 (e)	13,971

		1,050,772

	Total Energy	1,228,281

	Financials — 10.0%
	Capital Markets — 0.0% (g)
4,320	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,001

	Commercial Banks — 1.6%
	Bank of America Corp.,
3,550	5.625%, 07/01/20	3,132
49,694	VAR, 8.000%, 01/30/18 (x)	42,380
20,195	VAR, 8.125%, 05/15/18 (x)	17,222
1,100	BankAmerica Capital II, 8.000%, 12/15/26	1,023
17,775	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	16,086
	Barclays Bank plc, (United Kingdom),
5,903	VAR, 5.926%, 12/15/16 (e) (m) (x)	4,162
18,025	VAR, 7.434%, 12/15/17 (e) (m) (x)	14,420
12,671	Countrywide Capital III, 8.050%, 06/15/27	11,784
6,732	NB Capital Trust II, 7.830%, 12/15/26	6,093
4,750	NB Capital Trust IV, 8.250%, 04/15/27	4,418
51,663	Wachovia Capital Trust III, VAR, 5.570%, 01/03/12 (m) (x)	43,655

		164,375

	Consumer Finance — 2.5%
	Ally Financial, Inc.,
22,325	6.250%, 12/01/17	20,514
465	7.500%, 12/31/13	470
11,525	7.500%, 09/15/20	11,136
5,300	8.000%, 03/15/20	5,227
104,989	8.000%, 11/01/31	99,740
3,920	Citigroup Capital XXI, VAR, 8.300%, 12/21/57	3,930
	Ford Motor Credit Co. LLC,
2,100	5.000%, 05/15/18	2,065
5,750	5.625%, 09/15/15	5,923
8,250	5.750%, 02/01/21	8,414
5,525	6.625%, 08/15/17	5,926
5,500	8.000%, 06/01/14 (m)	5,914
29,945	8.000%, 12/15/16 (m)	33,677
10,500	8.125%, 01/15/20	12,231
6,850	8.700%, 10/01/14	7,488
47,767	Springleaf Finance Corp., 6.900%, 12/15/17	32,123

		254,778

	Diversified Financial Services — 2.7%
7,610	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	6,925
3,640	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	3,804
	Capmark Financial Group, Inc.,
144,695	05/10/10 (d)	1,809
10,733	VAR, 7.000%, 09/30/14	10,719
13,436	VAR, 9.000%, 09/30/15	13,470
6,495	Cardtronics, Inc., 8.250%, 09/01/18	7,031
	CIT Group, Inc.,
32,820	6.625%, 04/01/18 (e)	33,230
15,600	7.000%, 05/02/16 (e)	15,405
1,450	7.000%, 05/01/17	1,435
34,158	7.000%, 05/02/17 (e)	33,646
	CNG Holdings, Inc.,
5,750	12.250%, 02/15/15 (e)	5,965
1,300	13.750%, 08/15/15 (e)	1,349
5,695	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	5,595
	Deluxe Corp.,
3,173	7.000%, 03/15/19 (e)	3,145
8,132	7.375%, 06/01/15	8,214
10,878	Highland Ranch, 6.700%, 09/01/20 (f) (i)	9,790
9,885	ILFC E-Capital Trust I, VAR, 4.770%, 12/21/65 (e)	5,928
12,270	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	8,068
	International Lease Finance Corp.,
400	5.625%, 09/20/13	386
13,040	6.250%, 05/15/19	11,596
24,046	8.250%, 12/15/20	23,926
700	8.625%, 09/15/15	698
13,045	8.750%, 03/15/17	13,143
10,600	8.875%, 09/01/17	10,733
130	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	130
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	5,559

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
12,950	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	13,371
15,225	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	14,540
2,600	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	2,535

		272,145

	Insurance — 2.4%
	American International Group, Inc.,
7,600	4.875%, 09/15/16	7,113
44,515	VAR, 8.175%, 05/15/58	39,284
26,550	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	22,567
8,509	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	8,934
5,000	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	4,884
30,992	HUB International Holdings, Inc., 10.250%, 06/15/15 (e) (m)	29,985
	Liberty Mutual Group, Inc.,
15,375	7.800%, 03/15/37 (e)	13,299
78,067	VAR, 10.750%, 06/15/58 (e)	94,071
	USI Holdings Corp.,
17,386	9.750%, 05/15/15 (e) (m)	16,430
8,455	VAR, 4.332%, 11/15/14 (e)	7,652
5,500	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	4,263

		248,482

	Real Estate Investment Trusts (REITs) — 0.7%
15,100	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.750%, 02/15/19	14,270
14,425	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	14,533
21,840	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	19,711
10,511	DuPont Fabros Technology LP, 8.500%, 12/15/17	11,089
12,229	First Industrial LP, 6.420%, 06/01/14	12,246

		71,849

	Real Estate Management & Development — 0.1%
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	8,891

	Total Financials	1,024,521

	Health Care — 5.3%
	Biotechnology — 0.0% (g)
1,925	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	2,108

	Health Care Equipment & Supplies — 0.2%
17,450	Biomet, Inc., 10.000%, 10/15/17 (m)	18,802
3,500	Teleflex, Inc., 6.875%, 06/01/19	3,540
2,286	VWR Funding, Inc., 10.750%, 06/30/17 (e)	2,263

		24,605

	Health Care Providers & Services — 3.8%
6,936	Capella Healthcare, Inc., 9.250%, 07/01/17	6,858
30,923	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	31,773
	DaVita, Inc.,
13,500	6.375%, 11/01/18	13,264
8,800	6.625%, 11/01/20	8,646
10,825	Emergency Medical Services Corp., 8.125%, 06/01/19	10,636
	Fresenius Medical Care U.S. Finance, Inc.,
6,000	5.750%, 02/15/21 (e)	5,880
3,075	6.500%, 09/15/18 (e)	3,191
8,669	6.875%, 07/15/17	9,189
	HCA, Inc.,
3,776	5.750%, 03/15/14	3,776
2,550	6.300%, 10/01/12 (m)	2,588
5,553	6.375%, 01/15/15	5,567
30,435	6.500%, 02/15/20	30,283
1,315	6.750%, 07/15/13	1,341
5,275	7.250%, 09/15/20	5,420
21,220	7.500%, 02/15/22	20,902
22,600	8.000%, 10/01/18	23,137
8,556	8.500%, 04/15/19	9,240
3,765	9.875%, 02/15/17	4,066
	Health Management Associates, Inc.,
9,637	6.125%, 04/15/16	9,806
10,000	7.375%, 01/15/20 (e)	10,062
24,577	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e)	20,460
	inVentiv Health, Inc.,
25,527	10.000%, 08/15/18 (e)	24,187
5,250	Kindred Healthcare, Inc., 8.250%, 06/01/19	4,358
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,304
19,550	Multiplan, Inc., 9.875%, 09/01/18 (e)	19,501
6,380	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	6,284
6,218	Omnicare, Inc., 7.750%, 06/01/20	6,552
8,400	OnCure Holdings, Inc., 11.750%, 05/15/17	7,266
8,100	Radiation Therapy Services, Inc., 9.875%, 04/15/17	6,075
	Tenet Healthcare Corp.,

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
16,000	6.250%, 11/01/18 (e)	15,760
5,362	8.000%, 08/01/20	5,201
13,394	8.875%, 07/01/19	14,600
425	10.000%, 05/01/18	478
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
10,482	7.750%, 02/01/19	9,774
19,725	8.000%, 02/01/18	18,739
	Ventas Realty LP/Ventas Capital Corp.,
1,899	6.500%, 06/01/16	1,950
3,000	6.750%, 04/01/17	3,117

		385,231

	Pharmaceuticals — 1.3%
1,500	Aptalis Pharma, Inc., 12.750%, 03/01/16	1,534
18,878	Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	18,878
10,120	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 (f) (i)	3,960
	Elan Finance plc/Elan Finance Corp., (Ireland),
38,600	8.750%, 10/15/16	41,109
	Endo Pharmaceuticals Holdings, Inc.,
4,500	7.000%, 07/15/19 (e)	4,612
6,000	7.250%, 01/15/22 (e)	6,165
3,650	Grifols, Inc., 8.250%, 02/01/18 (e)	3,760
16,802	Mylan, Inc., 7.875%, 07/15/20 (e)	17,894
	Valeant Pharmaceuticals International,
9,225	6.500%, 07/15/16 (e)	8,925
5,450	6.750%, 10/01/17 (e)	5,246
9,400	6.875%, 12/01/18 (e)	9,071
10,245	7.000%, 10/01/20 (e)	9,643
950	7.250%, 07/15/22 (e)	886

		131,683

	Total Health Care	543,627

	Industrials — 8.4%
	Aerospace & Defense — 1.2%
6,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	6,476
6,575	BE Aerospace, Inc., 6.875%, 10/01/20	7,035
3,679	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	2,686
14,465	CPI International, Inc., 8.000%, 02/15/18	12,331
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	5,008
1,565	7.000%, 08/01/20	1,620
1,250	Hexcel Corp., 6.750%, 02/01/15	1,267
	Huntington Ingalls Industries, Inc.,
13,022	6.875%, 03/15/18 (e)	12,761
6,270	7.125%, 03/15/21 (e)	6,145
	Kratos Defense & Security Solutions, Inc.,
25,090	10.000%, 06/01/17 (e)	25,278
1,777	Moog, Inc., 7.250%, 06/15/18	1,808
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20	13,863
4,500	7.500%, 10/01/17	4,781
	Triumph Group, Inc.,
9,066	8.000%, 11/15/17	9,656
8,380	8.625%, 07/15/18	9,134

		119,849

	Airlines — 1.3%
384	American Airlines Pass-Through Trust 2001-01, 7.377%, 05/23/19	42
2,483	American Airlines Pass-Through Trust 20011-01, 7.000%, 01/31/18 (e)	1,912
32,536	American Airlines Pass-Through Trust 20011-02, 8.625%, 10/15/21	31,235
15,691	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	15,377
1,958	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,998
13,293	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	13,558
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.677%, 06/02/13	2,369
5,274	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,327
600	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	597
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,112
	Delta Air Lines 2007-1 Pass- Through Trust,
4,983	8.021%, 08/10/22	4,759
6,419	8.954%, 08/10/14	6,291
417	Delta Air Lines 2009-1 Pass- Through Trust, 9.750%, 12/17/16	442
602	Delta Air Lines, Inc., 9.500%, 09/15/14 (e)	614
	Northwest Airlines 2007-1 Pass- Through Trust,
32,033	7.027%, 11/01/19	31,873
1,783	8.028%, 11/01/17	1,758
1,276	UAL 2007-1 Class C Pass- Through Trust, VAR, 2.647%, 07/02/14	1,174

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — Continued
	UAL 2007-1 Pass-Through Trust,
8,788	6.636%, 07/02/22	8,612
988	7.336%, 07/02/19	889
4,429	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	4,850

		136,789

	Building Products — 0.6%
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	12,875
19,475	6.875%, 08/15/18 (e)	19,573
5,265	7.000%, 02/15/20 (e)	5,449
8,225	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	7,413
567	Masco Corp., 5.850%, 03/15/17	561
15,300	Nortek, Inc., 8.500%, 04/15/21 (e)	12,584

		58,455

	Commercial Services & Supplies — 1.3%
5,975	B-Corp. Merger Sub, Inc., 8.250%, 06/01/19 (e)	5,437
	Cenveo Corp.,
29,368	8.875%, 02/01/18	25,036
5,340	10.500%, 08/15/16 (e)	4,513
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20	8,574
2,000	7.750%, 10/01/16	2,070
17,614	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	17,614
3,971	Geo Group, Inc. (The), 6.625%, 02/15/21	3,931
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	6,140
24,840	VAR, 6.000%, 05/15/15	16,767
	Iron Mountain, Inc.,
2,675	7.750%, 10/01/19	2,762
5,563	8.000%, 06/15/20	5,702
631	8.375%, 08/15/21	663
3,205	8.750%, 07/15/18	3,301
2,485	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,497
2,465	Mobile Mini, Inc., 7.875%, 12/01/20	2,465
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d)	104
6,815	6.500%, 08/01/27 (d)	85
3,825	9.750%, 01/15/15 (d)	48
	R.R. Donnelley & Sons Co.,
315	4.950%, 04/01/14	309
3,744	6.125%, 01/15/17	3,463
8,100	7.250%, 05/15/18	7,573
7,220	7.625%, 06/15/20	6,787
5,210	WCA Waste Corp., 7.500%, 06/15/19 (e)	5,028

		130,869

	Construction & Engineering — 0.8%
2,200	Dycom Investments, Inc., 7.125%, 01/15/21	2,211
600	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	573
2,520	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	2,438
1,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	793
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
13,240	8.250%, 02/01/21	12,578
9,782	9.500%, 12/01/14 (m)	9,904
14,075	Tutor Perini Corp., 7.625%, 11/01/18	13,020
	United Rentals North America, Inc.,
15,750	8.375%, 09/15/20	15,514
12,250	9.250%, 12/15/19 (m)	13,230
8,905	10.875%, 06/15/16	9,884

		80,145

	Electrical Equipment — 0.2%
	Belden, Inc.,
5,358	7.000%, 03/15/17	5,331
5,315	9.250%, 06/15/19	5,581
1,350	Dynacast International LLC/Dynacast Finance, Inc., 9.250%, 07/15/19 (e)	1,259
5,910	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	6,027

		18,198

	Environmental Services — 0.1%
	Casella Waste Systems, Inc.,
2,395	7.750%, 02/15/19	2,329
7,455	11.000%, 07/15/14	8,052

		10,381

	Industrial Conglomerates — 0.4%
26,680	JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	26,663
13,325	Trimas Corp., 9.750%, 12/15/17 (m)	14,191

		40,854

	Machinery — 0.5%
5,940	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	5,881
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,090
8,480	CNH Capital LLC, 6.250%, 11/01/16 (e)	8,459
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,249
4,778	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	4,539
4,115	Griffon Corp., 7.125%, 04/01/18	3,971

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
	SPX Corp.,
5,275	6.875%, 09/01/17	5,539
1,325	7.625%, 12/15/14	1,429
4,550	Thermadyne Holdings Corp., 9.000%, 12/15/17	4,550
8,165	Titan International, Inc., 7.875%, 10/01/17	8,481

		56,188

	Marine — 0.9%
14,590	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	11,672
9,400	Bluewater Holding B.V., (Netherlands), VAR, 3.403%, 07/17/14 (e)	7,238
21,160	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	7,406
16,808	Commercial Barge Line Co., 12.500%, 07/15/17	17,816
22,860	General Maritime Corp., 12.000%, 11/15/17 (d)	2,343
4,537	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	3,448
24,881	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	24,135
6,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	5,228
14,152	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	13,197

		92,483

	Road & Rail — 1.1%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,475	7.750%, 05/15/16	4,453
3,360	8.250%, 01/15/19	3,234
24,010	9.625%, 03/15/18	24,190
1,475	VAR, 2.957%, 05/15/14	1,349
	Hertz Corp. (The),
14,829	6.750%, 04/15/19	14,384
7,436	7.500%, 10/15/18	7,455
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
8,975	6.125%, 06/15/21	9,199
5,873	6.625%, 12/15/20	6,167
10,515	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18	10,541
27,753	RailAmerica, Inc., 9.250%, 07/01/17	30,251

		111,223

	Total Industrials	855,434

	Information Technology — 4.1%
	Communications Equipment — 0.7%
	Avaya, Inc.,
20,275	7.000%, 04/01/19 (e)	18,146
34,750	9.750%, 11/01/15	27,192
18,145	Brightstar Corp., 9.500%, 12/01/16 (e)	18,236
	EH Holding Corp.,
3,253	6.500%, 06/15/19 (e)	3,180
1,708	7.625%, 06/15/21 (e)	1,678

		68,432

	Computers & Peripherals — 0.6%
	Seagate HDD Cayman, (Cayman Islands),
7,390	6.875%, 05/01/20	7,501
4,665	7.000%, 11/01/21 (e)	4,665
13,570	7.750%, 12/15/18 (e)	13,977
18,370	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	18,921
	Sealed Air Corp.,
4,500	8.125%, 09/15/19 (e)	4,770
4,500	8.375%, 09/15/21 (e)	4,804
8,193	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	7,333

		61,971

	Electronic Equipment, Instruments & Components — 0.4%
15,559	Intcomex, Inc., 13.250%, 12/15/14	14,742
960	Jabil Circuit, Inc., 7.750%, 07/15/16	1,063
12,358	Kemet Corp., 10.500%, 05/01/18	13,007
	Sanmina-SCI Corp.,
520	8.125%, 03/01/16	534
3,200	VAR, 3.097%, 06/15/14 (e)	3,104
9,527	Viasystems, Inc., 12.000%, 01/15/15 (e)	10,194

		42,644

	Internet Software & Services — 0.3%
18,308	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	17,301
	Equinix, Inc.,
3,085	7.000%, 07/15/21	3,181
7,225	8.125%, 03/01/18	7,695

		28,177

	IT Services — 0.9%
625	Compucom Systems, Inc., 12.500%, 10/01/15 (e)	637
	First Data Corp.,
4,795	8.250%, 01/15/21 (e)	4,148
1,080	8.875%, 08/15/20 (e)	1,080
1,073	9.875%, 09/24/15	974
25,067	12.625%, 01/15/21 (e)	20,680
4,400	PIK, 10.550%, 09/24/15	4,004
26,070	iGate Corp., 9.000%, 05/01/16 (e)	26,070

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	IT Services — Continued
3,045	Interactive Data Corp., 10.250%, 08/01/18	3,243
22,490	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	17,542
15,310	Stream Global Services, Inc., 11.250%, 10/01/14	15,616
520	SunGard Data Systems, Inc., 10.625%, 05/15/15	549
2,395	Unisys Corp., 12.750%, 10/15/14 (e)	2,709

		97,252

	Semiconductors & Semiconductor Equipment — 1.1%
	Advanced Micro Devices, Inc.,
15,820	7.750%, 08/01/20	15,899
11,200	8.125%, 12/15/17	11,396
	Amkor Technology, Inc.,
13,120	6.625%, 06/01/21	12,103
10,090	7.375%, 05/01/18	10,040
	Freescale Semiconductor, Inc.,
22,425	8.050%, 02/01/20	20,295
8,000	9.250%, 04/15/18 (e)	8,340
8,169	10.125%, 03/15/18 (e)	8,659
1,009	10.750%, 08/01/20	1,034
18,478	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	14,505
	NXP B.V./NXP Funding LLC, (Netherlands),
1,100	9.750%, 08/01/18 (e)	1,196
5,270	VAR, 3.153%, 10/15/13 (e)	5,244
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	2,936

		111,647

	Software — 0.1%
2,500	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,519
4,070	Lawson Software, Inc., 11.500%, 07/15/18 (e)	3,876

		6,395

	Total Information Technology	416,518

	Materials — 7.9%
	Chemicals — 1.9%
11,219	Celanese US Holdings LLC, 6.625%, 10/15/18	11,724
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	11,660
5,085	7.125%, 05/01/20	5,988
23,995	Chemtura Corp., 7.875%, 09/01/18	24,535
12,240	J.M. Huber Corp., 9.875%, 11/01/19 (e)	12,301
	Lyondell Chemical Co.,
11,163	8.000%, 11/01/17	12,112
25,493	11.000%, 05/01/18	27,468
24,800	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21 (e)	25,296
3,685	Momentive Performance Materials, Inc., 12.500%, 06/15/14	3,869
151	Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	151
15,110	Omnova Solutions, Inc., 7.875%, 11/01/18	12,768
41,510	PolyOne Corp., 7.375%, 09/15/20	42,340
4,510	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	5,040

		195,252

	Construction Materials — 0.6%
5,000	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	4,325
4,450	Cemex Finance LLC, 9.500%, 12/14/16 (e)	3,571
	Cemex S.A.B. de C.V., (Mexico),
2,350	9.000%, 01/11/18 (e)	1,704
12,000	VAR, 5.369%, 09/30/15 (e)	8,160
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	13,560
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	10,657
21,815	7.500%, 06/15/21	21,542

		63,519

	Containers & Packaging — 1.9%
	Ardagh Packaging Finance plc, (Ireland),
4,400	7.375%, 10/15/17 (e)	4,466
10,675	9.125%, 10/15/20 (e)	10,568
	Ball Corp.,
9,450	5.750%, 05/15/21	9,639
4,125	6.750%, 09/15/20	4,403
1,710	7.125%, 09/01/16	1,847
1,650	7.375%, 09/01/19	1,790
	Berry Plastics Corp.,
6,490	8.250%, 11/15/15	6,880
19,243	9.500%, 05/15/18	18,401
10,750	9.750%, 01/15/21	10,266
5,450	VAR, 5.153%, 02/15/15	5,341
1,500	BWAY Holding Co., 10.000%, 06/15/18	1,568
	Constar International, Inc.,
1,853	05/31/15 (f) (i)	1,853
4,196	11.000%, 12/31/17 (f) (i)	4,196
875	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	908
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,538
4,275	9.500%, 06/15/17	4,660

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Containers & Packaging — Continued
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,080
	Plastipak Holdings, Inc.,
4,116	8.500%, 12/15/15 (e)	4,177
8,500	10.625%, 08/15/19 (e)	9,414
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,100	6.875%, 02/15/21 (e)	10,601
7,633	7.125%, 04/15/19 (e)	7,461
15,151	7.875%, 08/15/19 (e)	15,227
11,540	8.250%, 02/15/21 (e)	9,809
6,600	8.750%, 10/15/16 (e)	6,814
13,525	9.000%, 05/15/18 (e)	12,308
11,125	9.000%, 04/15/19 (e)	10,012
15,570	9.875%, 08/15/19 (e)	14,247

		193,474

	Metals & Mining — 1.9%
6,392	AK Steel Corp., 7.625%, 05/15/20	5,817
2,785	Aleris International, Inc., 7.625%, 02/15/18	2,674
	APERAM, (Luxembourg),
4,900	7.375%, 04/01/16 (e)	4,287
6,043	7.750%, 04/01/18 (e)	5,167
1,323	Arch Western Finance LLC, 6.750%, 07/01/13	1,323
8,420	Atkore International, Inc., 9.875%, 01/01/18	8,188
1,000	Edgen Murray Corp., 12.250%, 01/15/15	887
6,923	Essar Steel Algoma, Inc., (Canada), 9.375%, 03/15/15 (e)	6,560
	FMG Resources August 2006 Pty Ltd., (Australia),
13,188	6.375%, 02/01/16 (e)	12,397
3,602	6.875%, 02/01/18 (e)	3,305
22,462	7.000%, 11/01/15 (e)	21,732
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,846
3,300	James River Coal Co., 7.875%, 04/01/19	2,508
1,830	JMC Steel Group, 8.250%, 03/15/18 (e)	1,720
14,270	Murray Energy Corp., 10.250%, 10/15/15 (e)	14,092
8,574	Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15	7,888
	Novelis, Inc., (Canada),
17,820	8.375%, 12/15/17	18,533
8,905	8.750%, 12/15/20	9,395
5,835	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	5,769
4,500	Ryerson, Inc., 12.000%, 11/01/15	4,511
12,275	Severstal Columbus LLC, 10.250%, 02/15/18	12,643
	Steel Dynamics, Inc.,
5,950	7.625%, 03/15/20	6,099
360	7.750%, 04/15/16	370
7,865	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	7,118
9,265	Thompson Creek Metals Co., Inc., (Canada), 7.375%, 06/01/18 (e)	7,783
	United States Steel Corp.,
1,075	6.050%, 06/01/17	990
4,977	7.000%, 02/01/18	4,778
9,195	7.375%, 04/01/20	8,747
1,047	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	1,047
6,675	Xinergy Corp., 9.250%, 05/15/19 (e)	5,724

		195,898

	Paper & Forest Products — 1.6%
26,611	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	28,939
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	32
15,841	7.750%, 06/15/11 (d)	59
20,371	8.375%, 04/01/15 (d)	76
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	15
2,425	7.500%, 04/01/28 (d)	9
680	8.550%, 08/01/10 (d)	3
44,081	8.850%, 08/01/30 (d)	165
17,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	17,405
5,250	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	5,526
3,572	Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	625
	Cascades, Inc., (Canada),
8,010	7.750%, 12/15/17	7,790
6,375	7.875%, 01/15/20	6,120
	Domtar Corp.,
2,015	7.125%, 08/15/15	2,206
5,377	10.750%, 06/01/17	6,762
	Georgia-Pacific LLC,
7,090	7.125%, 01/15/17 (e)	7,376
3,800	8.250%, 05/01/16 (e)	4,177
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,221
78,532	NewPage Corp., 11.375%, 12/31/14 (d)	54,776
	P.H. Glatfelter Co.,
6,810	7.125%, 05/01/16	7,031
3,200	Potlatch Corp., 7.500%, 11/01/19	3,192
1,100	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	946
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	387
19,431	8.375%, 07/01/12 (d) (f) (i)	292

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Paper & Forest Products — Continued
	Verso Paper Holdings LLC/Verso Paper, Inc.,
8,000	8.750%, 02/01/19	5,200
1,865	11.500%, 07/01/14	1,902

		165,232

	Total Materials	813,375

	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 2.3%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	36
7,125	8.250%, 10/15/17	6,911
6,061	8.375%, 10/15/20	5,894
4,840	8.750%, 03/15/18	4,308
	Clearwire Communications LLC/Clearwire Finance, Inc.,
49,410	12.000%, 12/01/15 (e)	41,752
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	5,706
800	8.125%, 10/01/18	764
520	8.250%, 05/01/14	537
3,945	8.250%, 04/15/17	3,841
18,195	8.500%, 04/15/20	17,285
3,945	8.750%, 04/15/22	3,689
7,800	Level 3 Communications, Inc., 11.875%, 02/01/19	8,073
	Level 3 Financing, Inc.,
19,870	8.125%, 07/01/19 (e)	18,777
5,500	8.750%, 02/15/17	5,473
15,396	9.250%, 11/01/14 (m)	15,685
22,220	9.375%, 04/01/19	22,442
14,015	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	15,136
	Qwest Communications International, Inc.,
15,705	7.125%, 04/01/18	16,058
4,115	8.000%, 10/01/15	4,393
	Qwest Corp.,
996	7.625%, 06/15/15 (m)	1,085
1,000	8.375%, 05/01/16	1,134
	Windstream Corp.,
950	7.000%, 03/15/19	922
5,215	7.500%, 06/01/22 (e)	4,980
6,250	7.750%, 10/01/21	6,156
13,200	7.875%, 11/01/17	13,794
210	8.125%, 08/01/13	222
10,190	8.125%, 09/01/18	10,394

		235,447

	Wireless Telecommunication Services — 2.9%
6,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,637
	Cricket Communications, Inc.,
6,845	7.750%, 05/15/16	6,828
27,325	7.750%, 10/15/20	21,450
1,370	Crown Castle International Corp., 9.000%, 01/15/15	1,490
4,270	iPCS, Inc., VAR, 2.554%, 05/01/13	3,886
	MetroPCS Wireless, Inc.,
18,350	6.625%, 11/15/20	16,010
10,580	7.875%, 09/01/18	10,210
72,855	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	64,113
	NII Capital Corp.,
21,080	8.875%, 12/15/19	22,345
7,455	10.000%, 08/15/16	8,461
1,025	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,103
2,400	Sprint Capital Corp., 6.900%, 05/01/19	1,854
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	53,780
5,425	8.375%, 08/15/17	4,652
20,432	9.000%, 11/15/18 (e)	20,585
5,758	11.500%, 11/15/21 (e)	5,427
8,197	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	7,295
	VimpelCom Holdings B.V., (Netherlands),
4,550	6.255%, 03/01/17 (e)	4,136
11,900	7.504%, 03/01/22 (e)	10,338
1,300	VAR, 4.365%, 06/29/14 (e)	1,277
	Wind Acquisition Finance S.A., (Luxembourg),
9,025	7.250%, 02/15/18 (e)	7,874
10,915	11.750%, 07/15/17 (e)	9,414
8,815	PIK, 12.250%, 07/15/17 (e)	6,788

		295,953

	Total Telecommunication Services	531,400

	Utilities — 4.2%
	Electric Utilities — 0.3%
	DPL, Inc.,
12,794	6.500%, 10/15/16 (e)	13,274
6,430	7.250%, 10/15/21 (e)	6,768
1,509	PNM Resources, Inc., 9.250%, 05/15/15	1,671
4,000	Public Service Co. of New Mexico, 7.950%, 05/15/18	4,686

		26,399

	Gas Utilities — 0.1%
9,420	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	9,184

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy
	Traders — 3.1%
9,800	AES Corp. (The), 7.375%, 07/01/21 (e)	10,216
	AES Eastern Energy LP,
2,688	9.000%, 01/02/17	1,371
29,145	9.670%, 01/02/29	13,115
8,275	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	8,792
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	10,211
45,750	7.500%, 02/15/21 (e)	46,665
6,500	7.875%, 07/31/20 (e)	6,744
19,100	7.875%, 01/15/23 (e)	19,721
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d) (m)	8,601
3,900	7.500%, 06/01/15 (d)	2,750
48,825	7.750%, 06/01/19 (d)	33,933
151	8.375%, 05/01/16 (d)	109
41,590	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16 (d)	25,162
	Edison Mission Energy,
13,102	7.000%, 05/15/17	8,221
58,706	7.200%, 05/15/19 (m)	34,637
3,980	First Wind Capital LLC, 10.250%, 06/01/18 (e)	3,781
646	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	517
	GenOn Energy, Inc.,
2,600	7.875%, 06/15/17 (m)	2,509
19,285	9.875%, 10/15/20	19,140
	Homer City Funding LLC,
4,717	8.137%, 10/01/19	3,986
8,992	8.734%, 10/01/26	7,688
13,055	Midwest Generation LLC, 8.560%, 01/02/16	13,088
682	Mirant Mid Atlantic Pass-Through Trust, 10.060%, 12/30/28	714
	NRG Energy, Inc.,
9,145	7.625%, 05/15/19 (e)	8,733
9,740	7.875%, 05/15/21 (e)	9,253
11,050	8.500%, 06/15/19	10,995
2,157	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,995
13,903	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5,144

		317,791

	Multi-Utilities — 0.7%
14,006	Energy Future Holdings Corp., 9.750%, 10/15/19	13,726
1,300	Energy Future Intermediate Holding Co. LLC, 9.750%, 10/15/19	1,274
58,990	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	60,760

		75,760

	Total Utilities	429,134

	Total Corporate Bonds (Cost $8,315,090)	8,160,132

SHARES
Common Stocks — 1.0%
	Consumer Discretionary — 0.3%
	Automobiles — 0.3%
1,318	General Motors Co. (a)	28,070

	Broadcasting & Cable TV — 0.0% (g)
9,055	Adelphia Recovery Trust	41

	Leisure Equipment & Products — 0.0% (g)
458	New True Temper Holdings Corp., Inc. (a) (f) (i)	5,453

	Textiles, Apparel & Luxury Goods — 0.0% (g)
228	Broder Brothers Co. (a) (f) (i)	2,284
66	WestPoint International, Inc. (a) (f) (i)	—

		2,284
	Total Consumer Discretionary	35,848

	Consumer Staples — 0.0%
	Food Products — 0.0%
585	Eurofresh, Inc., ADR (a) (f) (i)	—

	Financials — 0.3%
	Diversified Financial Services — 0.3%
1,957	Capmark Financial Group, Inc. (a)	29,361

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
18	Quad/Graphics, Inc.	290

	Information Technology — 0.1%
	Computers & Peripherals — 0.0%
575	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	IT Services — 0.0% (g)
92	Unisys Corp. (a)	2,221

	Semiconductors & Semiconductor Equipment — 0.1%
561	Magnachip Semiconductor Corp., (Luxembourg) (a)	4,491

	Total Information Technology	6,712

	Materials — 0.3%
	Chemicals — 0.2%
482	LyondellBasell Industries N.V., (Netherlands), Class A	15,741

	Construction Materials — 0.0% (g)
399	U.S. Concrete, Inc. (a)	1,093

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., ADR (a) (f) (i)	16

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — Continued
	Metals & Mining— 0.0% (g)
46	Wolverine Tube, Inc., ADR (a) (f) (i)	1,068

	Paper & Forest Products — 0.1%
787	AbitibiBowater, Inc., (Canada) (a)	11,825

	Total Materials	29,743

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
2	AboveNet, Inc.	104
1	XO Holdings, Inc., (Canada) (a) (f) (i)	—

		104
	Wireless Telecommunication Services — 0.0% (g)
—	USA Mobility, Inc. (h)	1

	Total Telecommunication Services	105

	Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
19	GenOn Energy, Inc. (a)	53

	Total Common Stocks (Cost $120,596)	102,112

Preferred Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
63	General Motors Co., 4.750%, 12/01/13	2,151

	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (f) (i)	—	(h)
1	Spanish Broadcasting System, Inc., PIK, 10.750%, 01/03/12 (a) (f) (i) (x)	414

		414

	Total Consumer Discretionary	2,565

	Consumer Staples — 0.0%
	Food Products — 0.0%
1	Eurofresh, Inc., ADR 15.000%, 11/18/16 (a) (f) (i)	—

	Financials — 0.5%
	Commercial Banks — 0.2%
112	CoBank ACB, 7.000%, 01/03/12 (e) (x)	5,121
95	CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	4,973
161	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	8,733

		18,827

	Consumer Finance — 0.2%
20	Ally Financial, Inc., Series 144a, 7.000%, 01/03/12 (e) (x)	13,923
326	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	8,379
226	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	4,294

		26,596

	Insurance — 0.1%
10	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.526%, 02/17/12 (a)	6,969

	Total Financials	52,392

	Information Technology — 0.0%
	Computers & Peripherals — 0.0%
131	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., 11.000%, 02/15/12 (a) (f) (i)	1,228

	Total Preferred Stocks (Cost $72,137)	56,185

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 13.8%
	Consumer Discretionary — 5.7%
	Auto Components — 0.3%
	Autoparts Holdings Ltd., Term Loan,
3,245	VAR, 6.500%, 07/29/17	3,242
1,655	VAR, 6.500%, 07/29/17	1,653
19,924	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	19,626
2,928	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	2,926

		27,447

	Automobiles — 0.4%
44,441	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	40,941

	Broadcasting & Cable TV — 0.0% (g)
2,000	UPC Holdings, Term Loan, VAR, 12/31/17 ^	1,953

	Diversified Consumer Services — 0.3%
14,350	Realogy Corp., Extended Synthetic Commitments, VAR, 10/10/16 ^	12,700
3,000	Realogy Corp., Extended Term Loan/Extended Synthetic Commitments, VAR, 10/10/16 ^	2,655
11,600	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12	11,339

		26,694

	Gaming — 1.3%
2,031	Boyd Gaming Corp., Term Loan, VAR, 3.760%, 12/17/15	1,910

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Gaming— Continued
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
30,528	VAR, 3.257%, 01/28/15	26,045
58,148	VAR, 3.418%, 01/28/15	49,608
23,100	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	22,897
	MGM Resorts International, Class C Loan,
8,416	VAR, 7.000%, 02/21/14	8,165
8,259	VAR, 7.000%, 02/21/14	8,013
18,000	MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	17,463

		134,101

	Hotels, Restaurants & Leisure — 0.4%
6,240	Burger King Corp., Tranche B Term Loan, VAR,	6,159
57	DineEquity Inc., Term B1 Loan, VAR, 4.250%, 10/19/17	56
	Outback (OSI Restaurant), Prefunded RC Commitment,
980	VAR, 0.163%, 06/14/13	929
161	VAR, 2.563%, 06/14/13	152
102	VAR, 2.688%, 06/14/13	97
219	VAR, 2.750%, 06/14/13	208
16,501	Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14	15,641
12,825	Rock Ohio Caesars LLC, Term Loan, VAR, 8.500%, 08/15/17	12,825
4,222	Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 5.000%, 05/24/17	4,204

		40,271

	Media — 1.9%
1,965	Bresnan Communications, Term Loan B, VAR, 12/14/17 ^	1,916
17,090	Cengage Learning Acquisitions, Term Loan, VAR, 2.510%, 07/03/14	14,431
49,501	Clear Channel Communications, Inc., Term Loan B, VAR, 3.910%, 01/29/16	36,831
12,000	Cumulus Media, Term Loan, VAR, 5.750%, 09/16/18	11,675
7,075	Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18 ^	7,029
3,644	Gray Television, Inc., 1st Lien Term Loan, VAR, 3.750%, 12/31/14	3,558
5,216	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,153
5,112	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	5,023
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	2,401
	Media General, Inc., Term Loan,
1,974	VAR, 5.007%, 03/29/13	1,718
6,677	VAR, 5.245%, 03/29/13	5,809
2,767	Miramax Film NY, LLC, 1st Lien Term Loan, VAR, 8.250%, 06/22/16	2,756
19,464	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	19,228
3,820	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	3,930
3,995	Nielsen Finance LLC, Class B Dollar Term Loan, VAR, 3.998%, 05/02/16	3,888
	R.H. Donnelley, Inc., Exit Term Loan,
11,728	VAR, 9.000%, 10/24/14	4,422
11,369	VAR, 9.000%, 10/24/14	4,286
2,648	VAR, 9.000%, 10/24/14	998
16,323	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	15,149
13,703	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.510%, 03/31/17	12,262
25,856	Univision Communications, Inc., Initial Term Loan, VAR, 2.260%, 09/29/14	24,620
	Vertis, Inc., 1st Lien Term Loan,
14,404	VAR, 11.750%, 12/21/15	9,182
238	VAR, 11.750%, 12/21/15	152

		196,417

	Specialty Retail — 1.1%
4,350	Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	4,270
	Claire’s Stores, Term Loan B,
72,700	VAR, 3.010%, 05/29/14	62,431
15,236	VAR, 3.178%, 05/29/14	13,084
11,715	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	10,490
	J. Crew, 1st Lien Term Loan,
11,632	VAR, 4.750%, 03/07/18	10,687
3,890	VAR, 4.750%, 03/07/18	3,574
	Michael’s Stores, Term B-1 Loan,
628	VAR, 2.625%, 10/31/13	610
364	VAR, Zero Coupon, 10/31/13	354
828	VAR, 2.688%, 10/31/13	804
580	VAR, 2.688%, 10/31/13	564
	Michael’s Stores, Term B-2 Loan,
1,862	VAR, 4.875%, 07/31/16	1,810
1,081	VAR, 4.875%, 07/31/16	1,052
2,456	VAR, 4.938%, 07/31/16	2,388
1,721	VAR, 4.938%, 07/31/16	1,674

		113,792

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,244	BCBG Max Azria, 1st Lien Term Loan, VAR, 9.870%, 06/09/15	2,076

	Total Consumer Discretionary	583,692

	Consumer Staples — 1.0%
	Food & Staples Retailing — 0.4%
15,759	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	14,842
	Rite Aid Corp., Tranche 2 Term Loan,
9,936	VAR, 2.000%, 06/04/14	9,347
10,012	VAR, 2.010%, 06/04/14	9,418
8,467	VAR, 2.010%, 06/04/14	7,965

		41,572

	Food Products — 0.3%
	Bolthouse Farms, 1st Lien Term Loan,
9,167	VAR, 5.500%, 02/11/16	9,113
13	VAR, 5.750%, 02/11/16	13
1,496	Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	1,414
	Dole Food Co., Inc., Tranche B-2 Term Loan,
471	VAR, 5.000%, 07/08/18	468
471	VAR, 5.000%, 07/08/18	468
471	VAR, 5.000%, 07/08/18	468
471	VAR, 5.000%, 07/08/18	468
471	VAR, 5.000%, 07/08/18	467
471	VAR, 5.000%, 07/08/18	467
134	VAR, 6.000%, 07/08/18	133
	Dole Food Co., Inc., Tranche C-2 Term Loan,
612	VAR, 5.000%, 07/08/18	608
707	VAR, 5.000%, 07/08/18	702
707	VAR, 5.000%, 07/08/18	702
707	VAR, 5.000%, 07/08/18	701
471	VAR, 5.000%, 07/08/18	468
707	VAR, 5.000%, 07/08/18	701
707	VAR, 5.000%, 07/08/18	702
707	VAR, 5.000%, 07/08/18	701
175	VAR, 6.000%, 07/08/18	173
	Pierre Foods, Inc., 1st Lien Term Loan,
10,302	VAR, 7.000%, 09/30/16	10,238
26	VAR, 7.000%, 09/30/16	26
6,160	Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	6,127

		35,328

	Personal Products — 0.3%
	NBTY, Inc., Term B-1 Loan,
6,974	VAR, 4.250%, 10/01/17	6,865
1,257	VAR, 4.250%, 10/01/17	1,237
503	VAR, 4.250%, 10/01/17	495
	Targus, 1st Lien Term Loan,
4,478	VAR, 11.000%, 05/24/16	4,198
11	VAR, 11.000%, 05/24/16	10
	Visant Corp., 1st Lien Term Loan,
16,083	VAR, 5.250%, 12/22/16	15,128
1,038	VAR, 5.250%, 12/22/16	976

		28,909

	Total Consumer Staples	105,809

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
1,621	Big West Oil, Term Loan B, VAR, 7.750%, 03/31/16	1,617
15,780	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,605

	Total Energy	17,222

	Financials — 1.0%
	Capital Markets — 0.2%
19,077	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	18,918

	Consumer Finance — 0.0% (g)
325	Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17	282

	Diversified Financial Services — 0.6%
	Clarke American Corp., Term Loan B,
8,693	VAR, 2.760%, 06/30/14	7,324
8,561	VAR, 2.760%, 06/30/14	7,213
7,167	VAR, 2.760%, 06/30/14	6,038
6,237	VAR, 2.760%, 06/30/14	5,255
5,173	VAR, 2.761%, 06/30/14	4,358
6,115	VAR, 2.869%, 06/30/14	5,152
3,350	International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	3,353
2,700	Nuveen Investments, Inc., Term Loan, VAR, 05/13/17 ^	2,643
21,450	Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	21,289

		62,625

	Insurance — 0.0% (g)
2,175	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	2,164
980	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	977

		3,141

	Real Estate Investment Trusts (REITs) — 0.2%
	I-Star, Term Loan A-1,
12,951	VAR, 5.000%, 06/28/13	12,777
8,500	VAR, 5.000%, 06/28/13	8,385

		21,162

	Total Financials	106,128

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Health Care — 0.6%
	Health Care Equipment & Supplies— 0.0% (g)
	Biomet, Inc., Dollar Term Loan,
1,313	VAR, 3.257%, 03/25/15	1,265
136	VAR, 3.260%, 03/25/15	131
2,563	VAR, 3.358%, 03/25/15	2,468

		3,864

	Health Care Providers & Services — 0.3%
	Community Health Systems, Inc., Extended Term Loan,
259	VAR, 3.760%, 01/25/17	250
739	VAR, 4.023%, 01/25/17	713
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
117	VAR, 2.510%, 07/25/14	113
1,497	VAR, 2.773%, 07/25/14	1,443
83	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 2.510%, 07/25/14	80
3,000	HCA, Inc., Term Loan B-3, VAR, 3.619%, 05/01/18	2,835
8,972	HMA, Term Loan B, VAR, 11/22/18 ^	8,931
997	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	959
3,579	inVentiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	3,495
7,293	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	7,175

		25,994

	Health Care Technology — 0.0% (g)
	Emdeon Inc., Term Loan B,
1,099	VAR, 6.750%, 11/01/18	1,102
454	VAR, 6.750%, 11/01/18	455
287	VAR, 6.750%, 11/01/18	288
65	VAR, 6.750%, 11/01/18	66
45	VAR, 6.750%, 11/01/18	45

		1,956

	Pharmaceuticals — 0.3%
	Axcan Intermediate Holdings, Inc., Term Loan,
18,478	VAR, 5.500%, 02/10/17	17,577
1,992	VAR, 5.500%, 02/10/17	1,896
	Capsugel Holdings, Inc., Term Loan,
4,040	VAR, 5.250%, 08/01/18	4,036
10	VAR, 5.250%, 08/01/18	10
10	VAR, 5.250%, 08/01/18	10
2,425	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.510%, 04/10/14	2,305

		25,834

	Total Health Care	57,648

	Industrials — 1.3%
	Aerospace & Defense— 0.1%
7,681	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	7,585

	Airlines — 0.1%
10,398	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	9,735
	United Airlines, Term Loan B,
1,432	VAR, 2.313%, 02/01/14	1,380
568	VAR, 2.313%, 02/01/14	547

		11,662

	Building Products — 0.2%
561	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.269%, 02/07/14	387
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
13	VAR, 2.582%, 02/07/14	9
6,117	VAR, 2.678%, 02/07/14	4,220
	Nortek, Inc., 1st Lien Term Loan,
11,813	VAR, 5.250%, 04/26/17	11,511
34	VAR, 5.250%, 04/26/17	33
34	VAR, 5.250%, 04/26/17	33
9	VAR, 6.250%, 04/26/17	9

		16,202

	Commercial Services & Supplies — 0.4%
4,140	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	4,092
14,307	Cenveo Corp., Term B Loan, VAR, 6.250%, 12/21/16	14,057
14,663	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	12,214
7,680	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	6,144

		36,507

	Communications Equipment — 0.0% (g)
2,000	Norit Holding B.V., Term Loan, VAR, 7.500%, 07/10/17	1,975

	Electrical Equipment — 0.0% (g)
112	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16 (f) (i)	106
1,786	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	1,678

		1,784

	Industrial Conglomerates — 0.1%
12,758	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	11,891
397	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	370

		12,261

	Industrial Machinery — 0.1%
12,970	Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	12,775

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Machinery— 0.2%
17,578	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	17,358

	Road & Rail — 0.1%
	Swift Transportation Co., Term Loan,
4,951	VAR, 6.000%, 12/21/16	4,914
4,559	VAR, 6.000%, 12/21/16	4,525
855	VAR, 6.000%, 12/21/16	849
285	VAR, 6.000%, 12/21/16	283

		10,571

	Total Industrials	128,680

	Information Technology — 1.4%
	Communications Equipment — 0.3%
7,720	Avaya, Inc., Term Loan B-1, VAR, 3.256%, 10/24/14	7,170
15,507	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.006%, 10/26/17	13,666
	Syniverse Holdings, Inc., Term Loan B,
14,287	VAR, 5.250%, 12/21/17	14,226
36	VAR, 5.250%, 12/21/17	36

		35,098

	Computers & Peripherals — 0.0% (g)
	Sealed Air Corp., Term Loan B,
919	VAR, 4.750%, 10/03/18	926
809	VAR, 4.750%, 10/03/18	815
3,579	Stratus Technologies, Inc., 2nd Lien Term Loan, VAR, 5.260%, 06/30/15	1,951

		3,692

	Electronic Equipment, Instruments & Components — 0.2%
11,974	CDW Corp., Extended Term Loan, VAR, 4.250%, 07/15/17	11,126
4,185	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.748%, 10/10/14	4,019
5,657	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	5,543
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	1,397

		22,085

	Internet Software & Services — 0.3%
18,740	Go Daddy Group, Inc. (The), Term Loan, VAR, 09/30/18 ^	18,670
6,749	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	6,724

		25,394

	IT Services — 0.4%
1,151	CompuCom Systems, Term Loan, VAR, 3.760%, 08/25/14 (f) (i)	1,097
10,586	First Data Corp., Initial Tranche B1, VAR, 3.007%, 09/24/14	9,372
22,924	First Data Corp., Initial Tranche B3, VAR, 3.007%, 09/24/14	20,296
4,501	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	4,411
	Transaction Network Services, Inc., Initial Term Loan,
3,615	VAR, 6.000%, 11/18/15	3,583
339	VAR, 6.000%, 11/18/15	336

		39,095

	Semiconductors & Semiconductor Equipment — 0.2%
13,713	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.496%, 12/01/16	12,942
7,870	NXP B.V./NXP Funding LLC, Tranche A-2 Loan, VAR, 03/04/17 ^	7,550

		20,492

	Total Information Technology	145,856

	Materials — 1.2%
	Chemicals — 0.8%
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.119%, 11/15/14	7,760
29,379	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.813%, 05/05/15	27,874
	Nexeo Solutions, Term Loan,
3,014	VAR, 5.000%, 09/08/17	2,894
3,014	VAR, 5.000%, 09/08/17	2,893
3,719	VAR, 5.000%, 09/08/17	3,570
	OM Group, Term Loan B,
4,186	VAR, 5.750%, 08/02/17	4,133
3,139	VAR, 5.750%, 08/02/17	3,100
8,250	PolyOne Corp., Term Loan B, VAR, 11/02/17 ^	8,240
	Trinseo S.A., 1st Lien Term Loan,
14,451	VAR, 6.000%, 08/02/17	12,432
5,914	VAR, 6.000%, 08/02/17	5,088

		77,984

	Containers & Packaging — 0.3%
	BWAY Holding Co., Replacement Term Loan B,
605	VAR, 4.500%, 02/23/18	592
33	VAR, 4.500%, 02/23/18	32
	BWAY Holding Co., Replacement Term Loan C,
52	VAR, 4.500%, 02/23/18	51
7	VAR, 4.500%, 02/23/18	7
13,475	Reynolds Group Holdings, Term Loan C, VAR, 6.500%, 08/09/18	13,233
	Reynolds Group Holdings, U.S. Term Loan,
5,936	VAR, 6.500%, 02/09/18	5,830
5,271	VAR, 6.500%, 02/09/18	5,177
3,071	VAR, 6.500%, 02/09/18	3,015

		27,937

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Metals & Mining — 0.1%
7,264	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	7,136
4,144	Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	4,070

		11,206

	Total Materials	117,127

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	Level 3 Communications, Inc., Tranche A Term Loan,
8,679	VAR, 2.648%, 03/13/14	8,147
21,696	VAR, 2.648%, 03/13/14	20,368
12,300	Level 3 Communications, Tranche B II Term Loan, VAR, 5.750%, 09/01/18	11,900
5,000	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	4,837

	Total Telecommunication Services	45,252

	Utilities — 1.0%
	Independent Power Producers & Energy Traders — 1.0%
7,095	Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16	7,082
20,005	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	20,149
3,880	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 09/20/17	3,862
	Texas Competitive Electric Holdings Co. LLC, Extended- Term Loan,
24,480	VAR, 4.748%, 10/10/17	15,939
23,015	VAR, 4.748%, 10/10/17	14,985
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
33,866	VAR, 3.748%, 10/10/14	24,553
56	VAR, 3.748%, 10/10/14	41
12,077	VAR, 3.808%, 10/10/14	8,756
5,500	TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.619%, 12/15/14	5,115

	Total Utilities	100,482

	Total Loan Participations & Assignments (Cost 1,465,212)	1,407,896

Rights — 0.0%
	Consumer Discretionary — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
65	WestPoint International, Inc., expiring 02/15/18 (a) (f) (i) (Cost $—)	—

NUMBER OF WARRANTS
Warrant - 0.2%
	Consumer Discretionary — 0.2%
	Automobiles — 0.2%
	General Motors Co.,
763	expiring 7/10/16 (Strike Price $10.00) (a)	9,646
763	expiring 7/10/19 (Strike Price $18.33) (a)	6,665

	Total Warrants (Cost 27,304)	16,311

SHARES
Short-Term Investments— 3.8%
Investment Companies— 3.8%
328,475	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l)	328,475

60,000	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	60,000

	Total Short-Term Investments (Cost $388,475)	388,475

	Total Investments —99.2% (Cost $10,408,098)	10,151,593
	Other Assets in Excess of Liabilities — 0.8%	82,343

	NET ASSETS — 100.0%	$10,233,936

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
FGIC	—	Insured by Financial Guaranty Insurance Co.
GMAC	—	General Motors Acceptance Corp.
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value approximately $49,309 which amounts to 0.5% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.
^	Unsettled security, coupon rate is undetermined at November 30, 2011

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,212
Aggregate gross unrealized depreciation	(590,717)

Net unrealized appreciation/depreciation	$(256,505)

Federal income tax cost of investments	$10,408,098

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$28,111	$—	$7,737		$35,848
Consumer Staples	—	—	—	(a)	—	(a)
Financials	29,361	—	—		29,361
Industrials	290	—	—		290
Information Technology	6,712	—	—	(a)	6,712
Materials	28,659	—	1,084		29,743
Telecommunication Services	105	—	—	(a)	105
Utilities	53	—	—		53
Total Common Stocks	93,291	—	8,821		102,112
Preferred Stocks
Consumer Discretionary	—	2,151	414		2,565
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	52,392	—		52,392
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	1,228		1,228
Total Preferred Stocks	—	54,543	1,642		56,185
Debt Securities
Asset-Backed Securities	—	83	6,962		7,045
Convertible Bonds
Consumer Discretionary	—	11,717	—		11,717
Materials	—	1,720	—		1,720
Total Convertible Bonds	—	13,437	—		13,437
Corporate Bonds
Consumer Discretionary	—	1,960,146	—		1,960,146
Consumer Staples	—	355,489	2,207		357,696
Energy	—	1,228,281	—		1,228,281
Financials	—	1,014,731	9,790		1,024,521
Health Care	—	539,667	3,960		543,627
Industrials	—	855,434	—		855,434
Information Technology	—	416,518	—		416,518
Materials	—	800,329	13,046		813,375
Telecommunication Services	—	531,400	—		531,400
Utilities	—	429,134	—		429,134

Total Corporate Bonds	—	8,131,129	29,003		8,160,132

Loan Participations & Assignments
Consumer Discretionary	—	583,692	—		583,692
Consumer Staples	—	105,809	—		105,809
Energy	—	17,222	—		17,222
Financials	—	106,128	—		106,128
Health Care	—	57,648	—		57,648
Industrials	—	126,896	1,784		128,680
Information Technology	—	144,759	1,097		145,856

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Materials	—	117,127	—		117,127
Telecommunication Services	$—	$45,252	$—		$45,252
Utilities	—	100,482	—		100,482

Total Loan Participations & Assignments	—	1,405,015	2,881		1,407,896

Rights
Consumer Discretionary	—	—	—	(a)	—	(a)
Warrants
Consumer Discretionary	—	16,311	—		16,311
Short-Term Investments
Investment Companies	388,475	—	—		388,475

Total Investments in Securities	$481,766	$9,620,518	$49,309		$10,151,593

Appreciation in Other Financial Instruments
Swaps	$—	$413	$—		$413

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Security has zero value.

Credit Default Swaps - Sell Protection [1]

(Amounts in thousands)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/11 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Barclays Bank plc:
CDX.NA.HY.17-V.1	5.000% quarterly	12/20/2016	7.261%	25,000	$(1,926)	$2,293
Citibank, N.A.:
CDX.NA.HY.17-V.1	5.000% quarterly	12/20/2016	7.261%	25,000	(1,926)	1,972

					$(3,852)	$4,265

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Asset-Backed Securities	$6,960		$5	$116	$34	$—	$(153)	$—	$—	$6,962
Common Stock
Consumer Discretionary	3,666		—	4,071	—	—	—	—	—	7,737
Consumer Staples	439		—	(439)	—	—	—	—	—	—	(a)
Information Technology	10,896		—	(2,545)	—		(8,351)	—	—	—	(a)
Materials	—		—	(305)	—	1,389	—	—	—	1,084
Telecommunication Services	—		—	(1)	—	—	—	1	—	—	(a)
Corporate Bond
Consumer Discretionary	2,735		—	—	—	—	—	—	(2,735)	—
Consumer Staples	2,246		—	(301)	—	262	—	—	—	2,207
Financials	17,696		—	(878)	8	10,660	—	—	(17,696)	9,790
Health Care	4,662		—	(1,496)	(2)	796	—	—	—	3,960
Industrials	1,650		15	(207)	1	1	(703)	—	(757)	—
Information Technology	2,194		—	25	—	—	(2,219)	—	—	—
Materials	3,054		—	(2,929)	—	13,126	(205)	—	—	13,046
Loan Participations & Assignment
Financials	3,773		88	436	(4)	910	(5,203)	—	—	—
Industrials	—		(88)	(148)	6	—	(1,661)	3,675	—	1,784
Information Technology	3,490		4	(26)	5	—	(186)	—	(2,190)	1,097
Materials	13,717		—	—	—	618	(6,425)	—	(7,910)	—
Preferred Stock
Consumer Discretionary	618		—	(204)	—	—	—	—	—	414
Consumer Staples	817		—	(1,122)	—	305	—	—	—	—	(a)
Financials	14,335		—	—	—	—	—	—	(14,335)	—
Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Materials	—		—	—	—	1,228	—	—	—	1,228
Right - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

	$92,948		$24	$(5,953)	$48	$29,295	$(25,106)	$3,676	$(45,623)	$49,309

(a)	Security has a zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,100,000).

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 13.0%
2,847	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,283
1,114	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,110
	AmeriCredit Automobile Receivables Trust,
2,790	Series 2011-1, Class A3, 1.390%, 09/08/15	2,799
1,935	Series 2011-3, Class A3, 1.170%, 01/08/16	1,935
1,946	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.532%, 08/25/33	1,633
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.837%, 07/25/32	67
1,311	Series 2002-BC6, Class M1, VAR, 1.382%, 08/25/32	842
4,048	Series 2002-BC9, Class M1, VAR, 1.907%, 12/25/32	2,825
	Amresco Residential Securities Mortgage Loan Trust,
281	Series 1997-2, Class M1A, VAR, 0.812%, 06/25/27	257
1,207	Series 1998-1, Class M1A, VAR, 0.902%, 01/25/28	961
1,435	Series 1998-3, Class M1A, VAR, 0.887%, 09/25/28	1,064
1,354	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.874%, 12/15/33	893
	Bear Stearns Asset Backed Securities Trust,
2,413	Series 2003-SD1, Class A, VAR, 0.707%, 12/25/33	2,020
9,348	Series 2005-CL1, Class M1, VAR, 0.887%, 09/25/34 (f) (i)	748
2,860	Series 2005-HE1, Class M2, VAR, 1.087%, 01/25/35	2,065
980	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.357%, 05/25/37	871
386	Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.107%, 01/25/32	215
1,225	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	1,234
	Countrywide Asset-Backed Certificates,
206	Series 2002-1, Class A, VAR, 0.817%, 08/25/32	125
184	Series 2002-BC1, Class A, VAR, 0.917%, 04/25/32	96
228	Series 2002-BC2, Class A, VAR, 0.797%, 04/25/32	114
61	Series 2003-BC2, Class 2A1, VAR, 0.857%, 06/25/33	44
2,131	Series 2003-BC5, Class M1, VAR, 1.307%, 09/25/33	1,014
544	Series 2004-2, Class M4, VAR, 1.757%, 03/25/34	90
540	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	439
	Countrywide Home Equity Loan Trust,
1,369	Series 2004-A, Class A, VAR, 0.469%, 04/15/30	1,014
955	Series 2005-E, Class 2A, VAR, 0.469%, 11/15/35	573
4,071	Series 2005-M, Class A1, VAR, 0.489%, 02/15/36	2,202
	First Franklin Mortgage Loan Asset Backed Certificates,
204	Series 2002-FF1, Class M1, VAR, 1.307%, 04/25/32	122
1,383	Series 2002-FF4, Class M1, VAR, 1.832%, 02/25/33	465
618	Series 2003-FFH1, Class M2, VAR, 2.882%, 09/25/33	93
703	Series 2004-FF8, Class M4, VAR, 1.327%, 10/25/34	66
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.737%, 09/25/35	706
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.747%, 07/25/35	2,107
596	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.429%, 09/15/30	307
1,500	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	1,521
389	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.897%, 12/25/24	216
49	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	48
360	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.307%, 02/25/34	267
	Morgan Stanley ABS Capital I,
2,414	Series 2003-NC6, Class M1, VAR, 1.457%, 06/25/33	1,854
7,500	Series 2005-WMC4, Class M5, VAR, 0.907%, 04/25/35	4,129

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
317		New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.657%, 11/25/33	207
1,284		Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.157%, 07/25/32	1,049
		Park Place Securities, Inc.,
3,075		Series 2004-WHQ2, Class M2, VAR, 0.887%, 02/25/35	2,360
2,500		Series 2005-WHQ3, Class M2, VAR, 0.707%, 06/25/35	1,640
447		Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.937%, 03/25/33	301
		Residential Asset Securities Corp.,
567		Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	125
182		Series 2005-EMX4, Class A2, VAR, 0.517%, 11/25/35	180
		Residential Funding Mortgage Securities II, Inc.,
599		Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	569
634		Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	602
156		Series 2003-HS1, Class AII, VAR, 0.547%, 12/25/32	116
3,175		Santander Drive Auto Receivables Trust, Series 2010-1, Class A3, 1.840%, 11/17/14	3,191
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.957%, 04/25/33	136
178		Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.837%, 01/25/33	139

		Total Asset-Backed Securities (Cost $80,022)	52,049

Collateralized Mortgage Obligations — 56.4%
		Agency CMO — 33.2%
898		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.649%, 10/25/22	176
		Federal Home Loan Mortgage Corp. REMICS,
22		Series 1071, Class F, VAR, 1.200%, 04/15/21	22
32		Series 1343, Class LA, 8.000%, 08/15/22	39
28		Series 1370, Class JA, VAR, 1.400%, 09/15/22	28
25		Series 1379, Class W, VAR, 1.430%, 10/15/22	25
7		Series 1508, Class KA, VAR, 1.876%, 05/15/23	7
16		Series 1607, Class SA, HB, IF, 20.128%, 10/15/13	18
438		Series 1689, Class M, PO, 03/15/24	405
183		Series 1771, Class PK, 8.000%, 02/15/25	211
350		Series 1974, Class ZA, 7.000%, 07/15/27	403
61		Series 1981, Class Z, 6.000%, 05/15/27	67
–	(h)	Series 2006, Class I, IO, 8.000%, 10/15/12	—	(h)
237		Series 2033, Class PR, PO, 03/15/24	219
30		Series 2261, Class ZY, 7.500%, 10/15/30	35
12		Series 2289, Class NA, VAR, 11.616%, 05/15/20	14
123		Series 2338, Class FN, VAR, 0.748%, 08/15/28	124
229		Series 2416, Class SA, IF, 15.115%, 02/15/32	283
187		Series 2416, Class SH, IF, 15.497%, 02/17/32	250
56		Series 2477, Class FZ, VAR, 0.798%, 06/15/31	56
2,482		Series 2649, Class FK, VAR, 0.798%, 07/15/33 (m)	2,482
1,002		Series 2661, Class FG, VAR, 0.698%, 03/15/17	1,005
1,561		Series 3085, Class VS, HB, IF, 27.728%, 12/15/35	2,213
2,826		Series 3300, Class FA, VAR, 0.548%, 08/15/35 (m)	2,830
7,642		Series 3737, Class DG, 5.000%, 10/15/30	8,264
9,445		Series 3832, Class PL, 5.000%, 08/15/39	10,232
5,656		Series 3841, Class JF, 0.648%, 10/15/38	5,663
19,528		Series 3860, Class FP, 0.648%, 06/15/40	19,565
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
104		Series T-51, Class 1APO, PO, 09/25/42	88
1,490		Series T-54, Class 4A, VAR, 3.408%, 02/25/43	1,476
		Federal National Mortgage Association Grantor Trust,
752		Series 2001-T8, Class A1, 7.500%, 07/25/41	841
2,040		Series 2002-T6, Class A4, VAR, 3.317%, 03/25/41	2,103

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association Interest STRIPS,
2,129		Series 343, Class 23, IO, 4.000%, 10/01/18	179
3,011		Series 343, Class 27, IO, 4.500%, 01/01/19	266
		Federal National Mortgage Association REMICS,
33		Series 1988-15, Class B, VAR, 0.831%, 06/25/18	34
5		Series 1989-77, Class J, 8.750%, 11/25/19	5
1		Series 1989-89, Class H, 9.000%, 11/25/19	2
104		Series 1990-64, Class Z, 10.000%, 06/25/20	122
231		Series 1990-145, Class A, VAR, 1.170%, 12/25/20 (m)	233
139		Series 1991-142, Class PL, 8.000%, 10/25/21	159
152		Series 1991-156, Class F, VAR, 1.581%, 11/25/21	155
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,228.750%, 05/25/22	88
305		Series 1992-112, Class GB, 7.000%, 07/25/22	345
8		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
117		Series 1992-200, Class FK, VAR, 2.576%, 11/25/22	122
130		Series 1993-27, Class S, IF, 9.329%, 02/25/23	139
261		Series 1993-110, Class H, 6.500%, 05/25/23	298
30		Series 1993-119, Class H, 6.500%, 07/25/23	33
254		Series 1993-146, Class E, PO, 05/25/23	233
116		Series 1993-165, Class FH, VAR, 1.431%, 09/25/23	119
562		Series 1993-179, Class FM, VAR, 2.526%, 10/25/23	587
73		Series 1997-74, Class E, 7.500%, 10/20/27	85
1,280		Series 2001-9, Class F, VAR, 0.502%, 02/17/31	1,285
347		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	77
1,529		Series 2002-77, Class FY, VAR, 0.657%, 12/25/17	1,537
2,563		Series 2003-17, Class FN, VAR, 0.557%, 03/25/18 (m)	2,573
114		Series 2003-21, Class FK, VAR, 0.657%, 03/25/33	114
1,435		Series 2003-34, Class BS, IF, IO, 7.393%, 05/25/22	56
2,200		Series 2004-17, Class BF, VAR, 0.607%, 01/25/34	2,206
4,307		Series 2006-3, Class SB, IF, IO, 6.443%, 07/25/35	690
16,322		Series 2006-124, Class FC, VAR, 0.607%, 01/25/37	16,347
1,085		Series 2007-2, Class FA, VAR, 0.457%, 02/25/37	1,083
18,759		Series 2010-42, Class PD, 4.500%, 07/25/39	19,717
81		Series G92-44, Class ZQ, 8.000%, 07/25/22	92
1,409		Series G94-9, Class PJ, 6.500%, 08/17/24	1,599
		Federal National Mortgage Association Whole Loan,
462		Series 2003-W1, Class 2A, VAR, 7.141%, 12/25/42	543
2,564		Series 2003-W15, Class 3A, VAR, 3.891%, 12/25/42 (m)	2,694
2,397		Series 2003-W4, Class 5A, VAR, 3.510%, 10/25/42 (m)	2,537
342		Series 2004-W2, Class 1A3F, VAR, 0.607%, 02/25/44	339
1,200		Series 2004-W2, Class 4A, VAR, 3.259%, 02/25/44	1,227
2,393		Series 2009-W1, Class A, 6.000%, 12/25/49	2,659
		Government National Mortgage Association,
938		Series 1999-27, Class ZA, 7.500%, 04/17/29	1,000
25		Series 2000-35, Class F, VAR, 0.800%, 12/16/25	25
594		Series 2002-31, Class FC, VAR, 0.507%, 09/26/21	596
1,640		Series 2003-21, Class PI, IO, 5.500%, 06/20/32	106
18,365		Series 2003-59, Class XA, IO, VAR, 1.448%, 06/16/34	658
9,515		Series 2010-166, Class GP, 3.000%, 04/20/39	9,948
879		NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	881

			132,938

		Non-Agency CMO — 23.2%
2,035		Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,032

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Funding Corp.,
1,393	Series 2005-E, Class 5A1, VAR, 5.044%, 05/20/35	1,249
2,075	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,944
	Banc of America Mortgage Securities, Inc.,
39	Series 2003-5, Class 2A8, VAR, 0.707%, 07/25/18	35
2,410	Series 2004-D, Class 2A2, VAR, 2.881%, 05/25/34	2,084
1,411	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,338
1,601	Series 2005-A, Class 3A1, VAR, 4.947%, 02/25/35	1,228
859	Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.927%, 11/25/34	419
533	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.657%, 08/25/18	488
104	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 1.932%, 11/25/18	100
30	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	28
	Countrywide Alternative Loan Trust,
1,556	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,572
1,804	Series 2004-33, Class 3A3, VAR, 2.555%, 12/25/34	844
847	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	855
	Countrywide Home Loan Mortgage Pass-Through Trust,
782	Series 2002-38, Class A1, 5.000%, 02/25/18	801
1,027	Series 2003-21, Class A1, VAR, 2.799%, 05/25/33	960
552	Series 2004-HYB8, Class 1A1, VAR, 0.605%, 01/20/35	407
734	Series 2005-1, Class 1A2, VAR, 0.607%, 03/25/35	122
	CS First Boston Mortgage Securities Corp.,
13	Series 2002-AR2, Class 1B2, VAR, 3.599%, 02/25/32	1
2,338	Series 2003-AR24, Class 2A4, VAR, 2.557%, 10/25/33	1,951
1,820	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,873
1,000	Series 2004-AR3, Class 6M1, VAR, 1.357%, 04/25/34	914
770	Series 2005-5, Class 1A1, 5.000%, 07/25/20	769
1,570	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.575%, 02/25/20	1,601
	First Horizon Alternative Mortgage Securities,
114	Series 2005-AA7, Class 1A2, VAR, 2.254%, 09/25/35	1
1,287	Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,228
	First Horizon Asset Securities, Inc.,
1,978	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,771
369	Series 2004-AR7, Class 2A1, VAR, 2.699%, 02/25/35	346
815	Series 2005-6, Class 1A1, 5.500%, 11/25/35	825
	First Republic Mortgage Loan Trust,
131	Series 2000-FRB1, Class B1, VAR, 0.757%, 06/25/30	90
686	Series 2000-FRB2, Class A1, VAR, 0.749%, 11/15/30	602
4,623	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	4,735
2,816	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	2,854
	Impac CMB Trust,
1,059	Series 2004-3, Class 3A, VAR, 0.897%, 03/25/34	915
581	Series 2004-6, Class 1A2, VAR, 1.037%, 10/25/34	450
2,323	Series 2005-5, Class A1, VAR, 0.897%, 08/25/35	1,357
1,992	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.240%, 03/25/37	1,248
	JPMorgan Mortgage Trust,
424	Series 2003-A1, Class 1A1, VAR, 2.002%, 10/25/33	410
456	Series 2005-A2, Class 5A1, VAR, 4.305%, 04/25/35	453
	MASTR Adjustable Rate Mortgages Trust,
1,849	Series 2003-5, Class 5A1, VAR, 2.336%, 10/25/33	1,844
114	Series 2004-7, Class 6A1, VAR, 0.697%, 08/25/34	109
1,400	Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	1,337

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,220	Series 2004-13, Class 3A7B, VAR, 2.100%, 11/21/34	2,763
373	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.657%, 02/25/33	333
	Mellon Residential Funding Corp.,
1,018	Series 2001-TBC1, Class B1, VAR, 1.129%, 11/15/31	702
220	Series 2002-TBC1, Class B1, VAR, 1.249%, 09/15/30	169
110	Series 2002-TBC1, Class B2, VAR, 1.649%, 09/15/30	82
710	Series 2002-TBC2, Class B1, VAR, 1.099%, 08/15/32	537
183	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	204
	MLCC Mortgage Investors, Inc.,
1,045	Series 2004-1, Class 2A3, VAR, 2.080%, 12/25/34	882
1,774	Series 2004-D, Class A1, VAR, 0.587%, 08/25/29	1,504
	Morgan Stanley Dean Witter Capital I,
703	Series 2003-HYB1, Class A4, VAR, 1.743%, 03/25/33	559
519	Series 2003-HYB1, Class B1, VAR, 1.743%, 03/25/33	312
	Morgan Stanley Mortgage Loan Trust,
820	Series 2004-5AR, Class 3A3, VAR, 2.435%, 07/25/34	448
4,624	Series 2004-5AR, Class 3A5, VAR, 2.435%, 07/25/34	3,651
1,977	Series 2004-11AR, Class 1A2A, VAR, 0.567%, 01/25/35	1,565
	Nomura Asset Acceptance Corp.,
409	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	402
142	Series 2004-AR1, Class 5A1, VAR, 1.017%, 08/25/34	107
2,176	Series 2004-R3, Class AF, VAR, 0.707%, 02/25/35 (e)	1,691
55	Series 2005-AR1, Class 2A1, VAR, 0.537%, 02/25/35	52
1,946	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.098%, 10/25/32	1,929
1,196	Residential Accredit Loans, Inc., Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,214
	Residential Funding Mortgage Securities I,
1,742	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,691
4,500	Series 2005-SA2, Class 2A2, VAR, 3.010%, 06/25/35	3,300
1,363	Series 2006-SA4, Class 2A1, VAR, 3.716%, 11/25/36	894
7	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	7
	Sequoia Mortgage Trust,
185	Series 11, Class A, VAR, 1.155%, 12/20/32	159
351	Series 2003-3, Class A2, VAR, 1.095%, 07/20/33	295
3,133	Series 2004-11, Class A2, VAR, 0.715%, 12/20/34	2,607
	Structured Asset Mortgage Investments, Inc.,
1,759	Series 2002-AR2, Class A3, VAR, 0.755%, 07/19/32	1,394
293	Series 2004-AR1, Class 1A1, VAR, 0.605%, 03/19/34	242
	Structured Asset Securities Corp.,
807	Series 2003-8, Class 2A9, VAR, 0.757%, 04/25/33	786
1,988	Series 2003-40A, Class 4A, VAR, 2.508%, 01/25/34	1,619
	WaMu Mortgage Pass-Through Certificates,
1,640	Series 2004-AR11, Class A, VAR, 2.495%, 10/25/34	1,402
3,877	Series 2004-AR3, Class A1, VAR, 2.570%, 06/25/34	3,750
	Wells Fargo Mortgage-Backed Securities Trust,
1,104	Series 2003-7, Class A1, 4.500%, 08/25/18	1,121
641	Series 2003-F, Class A1, VAR, 4.856%, 06/25/33	642
1,603	Series 2003-K, Class 1A2, VAR, 4.432%, 11/25/33	1,652
1,430	Series 2004-2, Class A1, 5.000%, 01/25/19	1,475
696	Series 2004-H, Class A2, VAR, 2.744%, 06/25/34	643
2,036	Series 2005-16, Class A16, 5.750%, 01/25/36	1,998
1,242	Series 2005-AR16, Class 3A2, VAR, 2.689%, 03/25/35	1,118
841	Series 2006-17, Class A1, 5.500%, 11/25/21	831
1,920	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,978

		92,900

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Collateralized Mortgage Obligations — Continued
	Total Collateralized Mortgage Obligations (Cost $238,402)	225,838

Commercial Mortgage-Backed Securities — 3.0%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,164
	Bayview Commercial Asset Trust,
771	Series 2004-3, Class A2, VAR, 0.677%, 01/25/35 (e)	541
2,748	Series 2005-2A, Class A2, VAR, 0.607%, 08/25/35 (e)	2,074
549	Series 2005-2A, Class M1, VAR, 0.687%, 08/25/35 (e)	316
1,609	Series 2007-2A, Class A2, VAR, 0.577%, 07/25/37 (e)	690
801	Series 2007-2A, Class M4, VAR, 0.907%, 07/25/37 (e)	69
2,425	Series 2007-3, Class A2, VAR, 0.547%, 07/25/37 (e)	1,397
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.379%, 10/15/44	2,191
2,586	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,614

	Total Commercial Mortgage-Backed Securities (Cost $15,817)	12,056

Corporate Bonds — 0.4%

	Financials — 0.4%
	Capital Markets — 0.4%
6,355	Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (f) (i)	1,525

	Consumer Finance — 0.0% (g)
250	SLM Corp., VAR, 5.891%, 01/31/14	239

	Total Corporate Bonds (Cost $6,570)	1,764

Mortgage Pass-Through Securities — 16.8%
	Federal Home Loan Mortgage Corp.,
19	ARM, 2.095%, 12/01/21	20
116	ARM, 2.146%, 07/01/19	122
15	ARM, 2.250%, 06/01/26 (m)	16
108	ARM, 2.276%, 01/01/27	113
40	ARM, 2.305%, 06/01/22	40
36	ARM, 2.340%, 10/01/29	36
726	ARM, 2.343%, 01/01/23	766
1,186	ARM, 2.389%, 04/01/32	1,250
66	ARM, 2.396%, 04/01/30	70
30	ARM, 2.405%, 11/01/27	30
348	ARM, 2.415%, 12/01/26 - 12/01/27 (m)	366
158	ARM, 2.418%, 07/01/28	167
447	ARM, 2.419%, 07/01/30 (m)	472
318	ARM, 2.444%, 08/01/27	336
27	ARM, 2.452%, 12/01/29	29
55	ARM, 2.482%, 05/01/18	59
268	ARM, 2.489%, 12/01/26	283
118	ARM, 2.497%, 02/01/23	121
17	ARM, 2.632%, 06/01/25	17
437	ARM, 2.636%, 01/01/23 (m)	463
71	ARM, 2.676%, 04/01/24	75
124	ARM, 3.148%, 01/01/30	131
33	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	38
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11	7.500%, 05/01/28	13
49	8.500%, 07/01/28	58
25	9.000%, 02/01/25	30
	Federal National Mortgage Association,
24	ARM, 1.778%, 04/01/24	25
19	ARM, 1.862%, 06/01/18	19
302	ARM, 1.935%, 11/01/18	308
75	ARM, 1.948%, 12/01/20	76
61	ARM, 1.972%, 04/01/21	62
145	ARM, 2.013%, 07/01/20 (m)	151
51	ARM, 2.050%, 05/01/18	52
1,100	ARM, 2.120%, 05/01/33	1,133
39	ARM, 2.150%, 05/01/30	39
19	ARM, 2.235%, 11/01/21	20
16	ARM, 2.250%, 03/01/17	16
13	ARM, 2.355%, 07/01/25	13
97	ARM, 2.374%, 01/01/31 (m)	102
13	ARM, 2.387%, 05/01/29	13
584	ARM, 2.415%, 09/01/19 - 09/01/33	616
51	ARM, 2.450%, 05/01/31	51
65	ARM, 2.456%, 06/01/26	68
25	ARM, 2.470%, 12/01/26	27
29	ARM, 2.471%, 03/01/38	31
63	ARM, 2.472%, 11/01/23	64
804	ARM, 2.516%, 01/01/25	849
205	ARM, 2.583%, 08/01/26	218
89	ARM, 2.652%, 03/01/29	94
165	ARM, 2.933%, 12/01/28	167
101	ARM, 2.953%, 07/01/27	107
92	ARM, 3.908%, 03/01/15	91
348	ARM, 4.218%, 02/01/34	364
9	ARM, 4.340%, 05/01/20	9
93	ARM, 4.462%, 11/01/30	98

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Mortgage Pass-Through Securities — Continued
81		ARM, 6.000%, 01/01/20	86
–	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13 Federal National Mortgage Association, 15 Year, Single Family,	–	(h)
16,410		4.000%, 02/01/25	17,241
6		6.000%, 08/01/14	6
149		7.000%, 03/01/16 (m)	153
11,057		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	12,059
		Federal National Mortgage Association, 30 Year, FHA/VA,
28		7.000%, 03/01/27	31
25		8.000%, 11/01/27	29
27		8.500%, 10/01/24	31
13		9.000%, 08/01/25	13
		Federal National Mortgage Association, 30 Year, Single Family,
5,982		5.000%, 12/01/39	6,572
6,816		5.500%, 08/01/40	7,408
4,253		6.000%, 04/01/39	4,711
37		7.250%, 09/01/22	42
161		7.500%, 06/01/23 - 10/01/30	184
10		8.500%, 08/01/17	10
		Federal National Mortgage Association, Other,
33		6.500%, 04/01/16	36
61		12.000%, 11/01/30	73
		Government National Mortgage Association II, 30 Year, Single Family,
63		7.250%, 08/20/22 - 11/20/22	72
93		7.400%, 10/20/21 - 03/20/22	107
23		7.500%, 10/20/23	27
23		7.850%, 12/20/21	27
80		8.000%, 07/20/25 - 08/20/26	94
7,349		Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	7,919
		Government National Mortgage Association, 30 Year, Single Family,
60		7.000%, 06/15/24	69
33		8.000%, 10/15/27	39
30		9.000%, 11/15/24	36
196		9.500%, 07/15/25	231

		Total Mortgage Pass-Through Securities (Cost $65,176)	67,310

Short-Term Investment — 10.4%
		Investment Company — 10.4%
41,630		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $41,630)	41,630

		Total Investments — 100.0%
		(Cost $447,617)	400,647
		Liabilities in Excess of Other Assets — 0.0%	(175)

		NET ASSETS — 100.0%	$400,472

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,273,000 which amounts to less than 0.6% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,417
Aggregate gross unrealized depreciation	(52,387)

Net unrealized appreciation/depreciation	$(46,970)

Federal income tax cost of investments	$447,617

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$51,301	$748	$52,049
Collateralized Mortgage Obligations
Agency CMO	—	132,938	—	132,938
Non-Agency CMO	—	92,900	—	92,900

Total Collateralized Mortgage Obligations	—	225,838	—	225,838

Commercial Mortgage-Backed Securities	—	12,056		12,056
Corporate Bonds Financials	—	239	1,525	1,764

Total Corporate Bonds	—	239	1,525	1,764

Mortgage Pass-Through Securities	—	67,310	—	67,310
Short-Term Investment
Investment Company	41,630	—	—	41,630

Total Investments in Securities	$41,630	$356,744	$2,273	$400,647

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Asset-Backed Securities	$748	$—	$—	$—	$—	$—	$—	$—	$748
Corporate Bonds - Financials	1,509	—	16	—	—	—	—	—	1,525

Total	$2,257	$—	$16	$—	$—	$—	$—	$—	$2,273

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $16,000.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 22.6%
	Australia & New Zealand Banking Group Ltd.,
17,000	0.350%, 02/06/12	17,000
21,000	0.490%, 04/30/12	21,000
	Bank of Nova Scotia,
46,000	0.300%, 02/15/12	46,000
10,000	0.420%, 04/19/12	10,000
20,000	0.450%, 06/22/12	20,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
83,000	0.400%, 02/13/12	83,000
31,000	0.470%, 03/20/12	31,000
45,000	Barclays Bank plc, 0.200%, 12/23/11	45,000
17,000	Clydesdale Bank plc, 0.520%, 12/22/11	17,000
22,000	Commonwealth Bank of Australia Ltd., 0.300%, 02/08/12	22,000
15,000	Credit Suisse, 0.380%, 01/03/12	15,000
	Deutsche Bank AG,
47,000	0.330%, 12/16/11	47,000
46,000	0.370%, 12/27/11	46,000
49,000	DnB NOR Bank ASA, 0.420%, 02/10/12	49,001
	HSBC Bank plc,
37,000	0.355%, 02/16/12	37,000
36,000	0.470%, 04/30/12	36,000
36,000	0.490%, 04/24/12	36,000
40,000	0.495%, 04/23/12	40,001
47,000	ING Bank N.V., 0.260%, 12/14/11	47,000
	Mitsubishi UFJ Trust & Banking Corp.,
22,000	0.425%, 02/21/12	22,000
50,000	0.455%, 03/06/12	50,000
35,000	0.460%, 02/27/12 (n)	34,961
10,000	0.460%, 03/01/12	10,000
25,000	0.465%, 02/28/12	25,000
33,000	0.470%, 03/22/12	33,000
35,000	0.500%, 03/19/12	35,000
40,000	0.510%, 03/22/12	40,001
5,000	0.615%, 04/27/12 (n)	4,987
30,000	0.650%, 05/08/12	30,000
5,000	0.650%, 05/09/12	5,000
106,000	Mizuho Corporate Bank Ltd., 0.300%, 01/12/12	106,000
	National Australia Bank Ltd.,
20,000	0.380%, 02/06/12	20,000
15,000	0.445%, 03/22/12	15,000
46,000	0.455%, 03/29/12	46,001
67,000	0.455%, 04/03/12	67,001
10,000	0.500%, 04/11/12	10,000
23,000	0.600%, 05/17/12	23,001
68,000	National Bank of Canada, 0.280%, 02/17/12	68,000
50,000	Nordea Bank Finland plc, 0.380%, 02/10/12	50,000
	Norinchukin Bank-New York,
20,000	0.470%, 02/07/12	20,000
44,000	0.480%, 02/10/12	44,000
34,000	0.500%, 02/14/12	34,000
25,000	0.525%, 02/23/12	25,000
5,000	Oversea-Chinese Banking Corp. Ltd., 0.300%, 01/03/12	5,000
	Rabobank Nederland N.V.,
15,000	0.350%, 12/31/11	15,000
35,000	0.380%, 01/31/12	35,000
49,000	0.400%, 02/10/12	49,000
	Royal Bank of Canada,
42,000	0.300%, 02/15/12	42,000
30,000	0.320%, 02/24/12	30,000
56,000	Skandinaviska Enskilda Banken AB, 0.250%, 12/21/11	56,000
	Sumitomo Mitsui Banking Corp.,
45,000	0.340%, 12/01/11	45,000
63,000	0.410%, 02/13/12	63,001
9,000	0.470%, 03/22/12	9,000
	Sumitomo Trust & Banking Co., Ltd. (The),
9,000	0.420%, 01/13/12 (n)	8,995
30,000	0.530%, 02/17/12 (n)	29,966
	Svenska Handelsbanken AB,
15,000	0.300%, 12/29/11	15,000
51,000	0.313%, 12/02/11	51,000
21,000	0.385%, 02/10/12	21,000
15,000	0.405%, 02/08/12	15,000
50,000	0.455%, 02/24/12	50,001
	Toronto-Dominion Bank (The),
40,000	0.320%, 02/08/12	40,000
19,000	0.320%, 02/06/12	19,000
67,000	UBS AG, 0.350%, 12/02/11	67,000
	Westpac Banking Corp.,
35,000	0.460%, 04/24/12	35,000
5,000	0.470%, 04/02/12	5,000

	Total Certificates of Deposit (Cost $2,188,917 )	2,188,917

Commercial Paper — 26.2%
	Alpine Securitization Corp.,
50,000	0.300%, 01/11/12 (e) (n)	49,983
20,000	0.380%, 01/09/12 (e) (m) (n)	19,992
35,000	Argento Variable Funding Co. LLC, 0.270%, 12/02/11 (e) (n)	35,000
	Atlantis One Funding Corp.,
20,000	0.360%, 01/03/12 (e) (n)	19,993
50,000	0.451%, 02/22/12 (e) (n)	49,948
	Australia & New Zealand Banking Group Ltd.,
20,000	0.225%, 12/12/11 (e) (n)	19,999
8,000	0.331%, 02/09/12 (e) (n)	7,995
31,000	0.431%, 03/28/12 (e) (n)	30,956
12,000	0.461%, 04/13/12 (e) (n)	11,979
107,000	0.461%, 04/18/12 (e) (n)	106,810
62,000	0.461%, 04/26/12 (e) (n)	61,884
16,000	Barclays Bank plc, 0.370%, 12/05/11 (e) (n)	15,999
70,000	Barclays U.S. Funding Corp., 0.300%, 01/10/12 (n)	69,977

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
25,000	Charta LLC, 0.250%, 01/12/12 (e) (n)	24,993
	Commonwealth Bank of Australia Ltd.,
7,000	0.310%, 01/26/12 (e) (n)	6,997
50,000	0.341%, 02/15/12 (e) (n)	49,964
15,000	0.346%, 02/08/12 (e) (n)	14,990
6,000	0.371%, 01/27/12 (e) (n)	5,996
44,000	0.371%, 02/06/12 (e) (n)	43,970
18,000	0.456%, 03/30/12 (e) (n)	17,973
27,000	0.461%, 04/16/12 (e) (n)	26,953
70,000	0.461%, 04/20/12 (e) (n)	69,874
15,000	0.461%, 04/23/12 (e) (n)	14,972
10,000	0.471%, 04/17/12 (e) (n)	9,982
45,000	0.471%, 04/30/12 (e) (n)	44,911
10,000	0.481%, 03/19/12 (e) (n)	9,986
10,000	0.491%, 05/09/12 (e) (n)	9,978
	Credit Suisse,
24,000	0.430%, 02/09/12 (n)	23,980
71,000	0.441%, 02/13/12 (n)	70,936
	Deutsche Bank Financial LLC,
60,500	0.270%, 12/01/11 (n)	60,500
52,000	0.370%, 12/22/11 (n)	51,989
	DnB NOR Bank ASA,
10,000	0.270%, 12/29/11 (e) (n)	9,998
47,000	0.420%, 02/17/12 (e) (n)	46,957
	General Electric Capital Corp.,
14,000	0.250%, 12/29/11 (n)	13,997
30,000	0.341%, 03/23/12 (n)	29,968
14,000	0.351%, 03/26/12 (n)	13,984
100,000	Grampian Funding LLC, 0.200%, 12/06/11 (e) (n)	99,997
	Kells Funding LLC,
37,000	0.300%, 12/20/11 (n)	36,994
55,000	0.371%, 04/10/12 (n)	54,926
50,000	0.546%, 02/17/12 (e)	50,000
	Macquarie Bank Ltd.,
50,000	0.000%, 01/09/12 (e) (n)	49,977
10,000	0.400%, 12/02/11 (e) (n)	10,000
10,000	0.400%, 12/12/11 (e) (n)	9,999
	MetLife Short Term Funding LLC,
28,145	0.310%, 12/21/11 (e) (n)	28,140
5,000	0.320%, 12/27/11 (e) (n)	4,999
96,000	Mizuho Funding LLC, 0.431%, 02/07/12 (e) (n)	95,922
	NRW Bank Corp.,
82,000	0.250%, 12/07/11 (e) (n)	81,996
79,000	0.250%, 12/16/11 (e) (n)	78,992
24,000	0.260%, 12/21/11 (e) (n)	23,997
23,000	0.260%, 12/01/11 (e) (n)	23,000
17,000	Oversea-Chinese Banking Corp. Ltd., 0.400%, 02/01/12 (n)	16,988
	Sumitomo Mitsui Banking Corp.,
35,000	0.390%, 02/03/12 (e) (n)	34,976
65,000	0.411%, 02/22/12 (e) (n)	64,938
50,000	Suncorp Group Ltd., 0.320%, 12/06/11 (e) (n)	49,998
50,000	Svenska Handelsbanken, Inc., 0.431%, 02/23/12 (e) (n)	49,950
28,850	Swedbank AB, 0.320%, 12/21/11 (n)	28,845
25,000	Thames Asset Global Securitization No. 1, Inc., 0.250%, 12/06/11 (e) (n)	24,999
	Toyota Motor Credit Corp.,
5,000	0.491%, 03/26/12 (n)	4,992
10,000	0.501%, 03/19/12 (n)	9,985
5,000	0.511%, 04/04/12 (n)	4,991
10,000	0.521%, 03/30/12 (n)	9,982
18,000	0.562%, 04/12/12 (n)	17,963
	UBS Finance (Delaware) LLC,
45,000	0.220%, 01/06/12 (n)	44,990
40,000	0.340%, 12/02/11 (n)	40,000
	Westpac Banking Corp.,
15,000	0.361%, 02/03/12 (e) (n)	14,990
21,000	0.361%, 02/06/12 (e) (n)	20,986
34,000	0.461%, 04/20/12 (e) (n)	33,939
45,000	0.461%, 05/01/12 (e) (n)	44,912
44,000	0.464%, 05/03/12 (e) (n)	43,913
23,000	0.471%, 03/29/12 (e) (n)	22,965
33,000	0.471%, 04/18/12 (e) (n)	32,940
52,000	0.491%, 05/07/12 (e) (n)	51,888
36,000	0.501%, 05/16/12 (e) (n)	35,917
10,000	Westpac Securities NZ Ltd., 0.320%, 02/02/12 (e) (n)	9,994

	Total Commercial Paper (Cost $2,539,343 )	2,539,343

Corporate Notes — 0.4%
Financials — 0.4%
	Commercial Banks — 0.3%
35,000	Australia & New Zealand Banking Group Ltd., VAR, 0.339%, 12/16/11 (e)	35,000

	Insurance — 0.1%
8,000	New York Life Global Funding, VAR, 0.395%, 12/29/11 (e)	8,000

	Total Corporate Notes (Cost $43,000 )	43,000

Repurchase Agreements — 14.2%
200,000	Barclays Capital, Inc., 0.110%, dated 11/30/11, due 12/07/11, repurchase price $200,004, collateralized by Federal National Mortgage Association, 0.800% , dated 11/19/13, and Federal Home Loan Mortgage Corporation, 2.125% - 5.250%, dated 9/21/12 - 4/1816, with a value of $204,001.	200,000
25,000	Barclays Capital, Inc., 0.580%, dated 11/30/11, due 01/29/12, repurchase price $25,024, collateralized by Corporate Notes and Bonds, 0.000% - 10.750%, dated 7/15/14 - 12/15/20, with a value of $26,250. (i)	25,000
55,000	Barclays Capital, Inc., 0.580%, dated 11/30/11, due 01/29/12, repurchase price $55,053,collateralized by Corporate Notes and Bonds, 0.000% - 2.200%, dated 7/29/15 - 4/27/23, with a value of $57,750. (i)	55,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
75,000	Citigroup Global Markets Holdings, Inc., 0.680%, dated 11/30/11, due 01/04/12, repurchase price $75,050, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, dated 12/20/11 - 3/4/53, with a value of $77,250. (i)	75,000
75,000	Citigroup Global Markets Holdings, Inc., 0.880%, dated 11/30/11, due 01/04/12, repurchase price $75,064, collateralized by Corporate Notes and Bonds, 0.000% - 4.743%, dated 4/17/17 - 2/25/47, and U.S. Treasury Securities, 1.875% - 2.375%, dated 7/15/15 - 1/15/25, with a value of $77,248. (i)	75,000
45,000	Credit Suisse USA, Inc., 0.900%, dated 11/30/11, due 02/10/12, repurchase price $45,081, collateralized by Corporate Notes and Bonds, 4.940%, dated 4/30/41, with a value of $47,250. (i)	45,000
90,000	Credit Suisse USA, Inc., 0.900%, dated 11/30/11, due 02/01/12, repurchase price $90,142, collateralized by Corporate Notes and Bonds, 4.940%, dated 4/30/41 - 8/27/47, Government National Mortgage Association, 6.000%, dated 4/15/38, and Municipal Debt Securities, 5.004% - 7.430%, dated 6/1/19 - 6/1/33, with a value of $94,504. (i)	90,000
426,174	Deutsche Bank Securities, Inc., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $426,176, collateralized by Federal National Mortgage Association, 3.000% - 7.000%, dated 2/25/21 - 9/25/39, Federal Home Loan Mortgage Corporation, 0.743% - 6.000%, dated 11/15/20 - 2/15/41, and Government National Mortgage Association, 2.000% - 5.000%, dated 12/16/25 - 12/16/40, with a value of $434,697 .	426,174
40,000	Deutsche Bank Securities, Inc., 0.480%, dated 11/30/11, due 02/03/12, repurchase price $40,035, collateralized by Corporate Notes and Bonds, 0.000% - 10.786%, dated 8/1/14 - 2/12/51, with a value of $41,248. (i)	40,000
20,000	Merrill Lynch PFS, Inc., 0.280%, dated 11/30/11, due 12/01/11, repurchase price $20,000, collateralized by Corporate Notes and Bonds, 0.000% - 6.850%, dated 7/22/15 - 1/5/38, with a value of $21,000 .	20,000
100,000	Merrill Lynch PFS, Inc., 0.580%, dated 11/30/11, due 12/01/11, repurchase price $100,002, collateralized by Corporate Notes and Bonds, 0.000% - 7.208%, dated 5/1/22 - 5/25/46, with a value of $105,000.	100,000
221,000	RBS Securities, Inc., 0.380%, dated 11/30/11, due 12/01/11, repurchase price $221,002, collateralized by Federal Home Loan Mortgage Corporation, 4.000%, dated 9/1/26, with a value of $225,424 .	221,000

	Total Repurchase Agreements (Cost $1,372,174 )	1,372,174

Time Deposits — 26.0%
380,000	Bank of Nova Scotia, 0.080%, 12/01/11	380,000
220,000	Barclays Bank plc, 0.120%, 12/01/11	220,000
150,000	Citibank N.A., 0.110%, 12/06/11	150,000
	Commerzbank AG,
300,000	0.100%, 12/01/11	300,000
150,000	0.180%, 12/07/11	150,000
300,000	DnB NOR Bank ASA, 0.070%, 12/01/11	300,000
400,000	DZ Bank AG, 0.080%, 12/01/11	400,000
100,000	ING Bank N.V., 0.110%, 12/07/11	100,000
100,000	Lloyds TSB Bank plc, 0.100%, 12/02/11	100,000
220,000	Royal Bank of Scotland plc (The), 0.100%, 12/01/11	220,000
200,000	Sumitomo Mitsui Banking Corp., 0.090%, 12/01/11	200,000

	Total Time Deposits (Cost $2,520,000 )	2,520,000

U.S. Government Agency Securities — 10.0%
16,000	Federal Farm Credit Bank, 0.210%, 10/03/12	15,998
	Federal Home Loan Bank,
7,500	0.160%, 03/08/12	7,499
42,000	0.180%, 08/15/12	41,993
23,000	0.200%, 09/14/12	22,998
20,000	0.200%, 10/03/12	19,995
29,000	0.230%, 08/13/12	28,999
46,000	VAR, 0.278%, 01/30/12	45,998
50,000	VAR, 0.320%, 12/01/11	49,988
	Federal Home Loan Mortgage Corp.,
64,000	DN, 0.180%, 02/13/12 (n)	63,976
40,000	VAR, 0.195%, 12/04/11	39,976
40,000	VAR, 0.209%, 12/29/11	39,999
48,000	VAR, 0.290%, 12/01/11	47,984
157,000	VAR, 0.310%, 12/01/11	156,919
	Federal National Mortgage Association,
7,000	0.500%, 10/30/12	7,016
14,000	1.125%, 07/30/12	14,078
64,000	DN, 0.180%, 02/13/12 (n)	63,976
71,200	DN, 0.190%, 10/01/12 (n)	71,086
25,000	VAR, 0.205%, 12/03/11	24,981
50,000	VAR, 0.277%, 12/23/11	49,989

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

U.S. Government Agency Securities — Continued
50,000	VAR, 0.287%, 12/28/11	49,989
76,000	VAR, 0.300%, 12/01/11	75,985
33,000	VAR, 0.330%, 12/01/11	32,995

	Total U.S. Government Agency Securities (Cost $972,417 )	972,417

U.S. Treasury Obligations — 1.2%
	U.S. Treasury Notes — 1.2%
22,000	0.375%, 09/30/12	22,038
19,000	0.875%, 01/31/12	19,016
39,000	0.875%, 02/29/12	39,051
32,000	1.375%, 09/15/12	32,304

	Total U.S. Treasury Obligations (Cost $112,409 )	112,409

	Total Investments — 100.6% (Cost $9,748,260) *	9,748,260
	Liabilities in Excess of Other Assets — (0.6)%	(55,599)

	NET ASSETS — 100.0%	$9,692,661

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/ or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$—	$9,748,260	$—	$9,748,260

There were no transfers into and out of Levels 1 and 2 during the period ended November 30, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for the specifics of the major categories of portfolio holdings.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 99.9%
	Arizona — 2.3%
	Other Revenue — 1.1%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,101

	Utility — 1.2%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	1,125

	Total Arizona	2,226

	California — 1.2%
	Water & Sewer — 1.2%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,161

	Indiana — 1.1%
	Other Revenue — 1.1%
1,000	Indiana Finance Authority, Wastewater Systems, Series A, Rev., 5.250%, 10/01/31	1,082

	Michigan — 90.4%
	Certificate of Participation/Lease — 3.5%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., COP, NATL-RE, FGIC, 5.500%, 02/01/17	1,804
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/20	1,663

		3,467

	Education — 2.9%
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/19	1,794
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,058

		2,852

	General Obligation — 31.8%
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20 (m)	1,819
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,133
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,375
2,060	GO, AGM, Zero Coupon, 06/01/18	1,573
2,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,234
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,094
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/20	1,627
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,404
1,620	Jackson Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,744
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/19	1,315
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,772
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,271
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,322
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	2,049
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/21	2,095
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,624
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/19	1,602
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 11/01/18	1,194

		31,247

	Hospital — 5.7%
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.400%, 11/15/18	1,076
2,000	Rev., 5.400%, 11/15/27	1,864
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,112
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,572

		5,624

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 2.6%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
655	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	672
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,863

		2,535

	Other Revenue — 4.4%
	Lansing Board of Water & Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,091
1,000	Series A, Rev., 5.500%, 07/01/41	1,094
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,011
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,122

		4,318

	Prerefunded — 11.6%
	Michigan State Hospital Finance Authority, Mercy Health Services,
855	Series R, Rev., AMBAC, 5.375%, 08/15/16 (p)	858
3,245	Series U, Rev., 5.625%, 08/15/16 (p)	3,259
6,875	Series W, Rev., AGM, 5.250%, 08/15/17 (p)	6,901
415	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., RADIAN-IBCC, 5.600%, 02/15/13 (p)	427

		11,445

	Special Tax — 8.1%
	State of Michigan,
1,500	Rev., AGM, 5.250%, 11/01/17	1,773
3,130	Rev., AGM, 5.250%, 05/15/18	3,769
2,000	Rev., AGM, 5.250%, 05/15/21	2,416

		7,958

	Transportation — 1.2%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,203

	Utility — 1.5%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,480

	Water & Sewer — 17.1%
5,000	City of Detroit, Sewage Disposal System, Capital Appreciation, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,779
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,246
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,954
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,744
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,110

		16,833

	Total Michigan	88,962

	New York — 1.6%
	Industrial Development Revenue/Pollution Control Revenue — 1.6%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,587

	Texas — 1.7%
	Water & Sewer — 1.7%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,668

	Washington — 1.6%
	Water & Sewer — 1.6%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,627

	Total Municipal Bonds (Cost $92,931)	98,313

	Total Investments — 99.9% (Cost $92,931)	98,313
	Other Assets in Excess of Liabilities — 0.1%	80

	NET ASSETS — 100.0%	$98,393

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,480
Aggregate gross unrealized depreciation	(98)

Net unrealized appreciation/depreciation	$5,382

Federal income tax cost of investments	$92,931

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$98,313	$—	$98,313

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 16.7%
	Michigan — 16.7%
1,000	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 12/01/11	1,000
4,320	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.160%, 12/01/11	4,320
11,290	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.200%, 12/01/11	11,290
	Michigan State Housing Development Authority, Rental Housing,
7,700	Series A, Rev., VRDO, AMT, AGM, 0.650%, 12/01/11	7,700
1,000	Series C, Rev., VRDO, AMT, AGM, 0.650%, 12/01/11	1,000
	University of Michigan, Hospital,
600	Series A, Rev., VRDO, 0.060%, 12/01/11	600
2,350	Series A-2, Rev., VRDO, 0.060%, 12/01/11	2,350
15	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.060%, 12/01/11	15

	Total Daily Demand Note (Cost $28,275)	28,275

Municipal Bonds — 3.6%
	Michigan — 3.6%
4,000	Michigan Finance Authority, Series C-1, Rev., 2.000%, 08/20/12	4,040
2,000	Michigan State Housing Development Authority, Series A, Rev., 1.375%, 04/01/12	2,003

	Total Municipal Bonds (Cost $6,043)	6,043

Weekly Demand Notes — 73.3%
	Michigan — 73.3%
	Austin Trust,
1,575	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.310%, 12/07/11 (m)	1,575
830	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.270%, 12/07/11	830
3,395	City of Detroit, Water Supply System, Series ROCS-RR-II-R-11898, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.290%, 12/07/11 (e)	3,395
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	1,000
	Detroit City School District,
1,000	Series ROCS RR-II-R-11784, GO, VRDO, Q-SBLF, LIQ: Citibank N.A., 0.240%, 12/07/11 (e)	1,000
10,500	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.200%, 12/07/11 (e)	10,500
	Deutsche Bank Spears/Lifers Trust Various States,
385	Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 12/07/11	385
4,540	Series DBE-711, Rev., VRDO, LIQ: Deutsche Bank Trust Services, 0.270%, 12/07/11 (e)	4,540
6,730	Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 12/07/11 (e)	6,730
4,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., 0.130%, 12/07/11	4,000
4,865	Holt Public Schools, GO, VRDO, Q-SBLF, 0.250%, 12/07/11	4,865
1,935	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.240%, 12/07/11	1,935
355	Kent Hospital Finance Authority, Spectrum Health, Series B-2, Rev., VRDO, 0.400%, 12/07/11	355
600	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 12/07/11 (e)	600
6,100	Michigan State Hospital Finance Authority, Ascension Health, Series F-8, Rev., VRDO, 0.230%, 12/07/11 (i)	6,100
	Michigan State Housing Development Authority,
9,700	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.140%, 12/07/11	9,700
5,250	Series D, Rev., VRDO, LOC: FNMA, 0.120%, 12/07/11	5,250
3,900	Michigan State Housing Development Authority, Canterbury Housing, Limited Obligation, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.220%, 12/07/11	3,900
1,500	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.130%, 12/07/11	1,500

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Weekly Demand Notes — Continued
Michigan — Continued
3,000	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 12/07/11	3,000
4,090	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	4,090
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.150%, 12/07/11	300
	Michigan State Housing Development Authority, Rental Housing,
1,500	Series C, Rev., VRDO, AMT, 0.140%, 12/07/11	1,500
425	Series D, Rev., VRDO, AMT, 0.130%, 12/07/11	425
800	Michigan State Housing Development Authority, Single Family Housing, Series D, Rev., VRDO, AMT, 0.170%, 12/07/11	800
1,800	Michigan State University, Rev., VRDO, 0.200%, 12/07/11	1,800
800	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank NA, 0.350%, 12/07/11	800
1,400	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 12/07/11	1,400
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A. , 0.250%, 12/07/11	1,000
2,150	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.190%, 12/07/11	2,150
1,400	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.320%, 12/07/11	1,400
1,000	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.140%, 12/07/11	1,000
970	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.200%, 12/07/11	970
2,155	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.240%, 12/07/11	2,155
1,720	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/11	1,720
2,400	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.240%, 12/07/11	2,400
600	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Lasalle Bank Midwest, 0.480%, 12/07/11	600
1,320	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/11	1,320
2,345	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen- Thuringen, 0.250%, 12/07/11	2,345
1,630	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.200%, 12/07/11	1,630
2,300	Oakland County EDC, Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.240%, 12/07/11	2,300
	Puttable Floating Option Tax-Exempt Receipts,
1,240	Series MT-631, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 12/07/11 (e)	1,240
3,750	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 12/07/11 (e)	3,750
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, 0.190%, 12/07/11	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, 0.190%, 12/07/11	5,950
400	Saline Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/07/11	400
4,830	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	4,830

	Total Weekly Demand Notes (Cost $123,855)	123,855

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Variable Rate Demand Preferred Shares — 5.3%
5,000	BlackRock MuniYield Michigan Quality Fund II, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11# (e)	5,000
4,000	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11# (e)	4,000

	Total Variable Rate Demand Preferred Shares (Cost $9,000)	9,000

	Total Investments — 98.9% (Cost $167,173) *	167,173
	Other Assets in Excess of Liabilities — 1.1%	1,835

	NET ASSETS — 100.0%	$169,008

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares have a weekly demand feature.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$167,173	$—	$167,173

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio of Investments (“SOIs”). Please refer to the SOIs for specific of the major categories of portfolio holdings.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 2.1%
	AH Mortgage Advance Trust,
1,894	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,887
7,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	7,637
3,201	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,193
1,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	993
892	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	888
1,872	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,722
361	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.627%, 04/25/36	271
	Chase Funding Mortgage Loan Asset-Backed Certificates,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,220
1,312	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,261
1,450	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,368
	Citigroup Mortgage Loan Trust, Inc.,
284	Series 2003-HE3, Class A, VAR, 0.637%, 12/25/33	242
2,578	Series 2011-5, Class 1A1, VAR, 0.447%, 02/25/46 (e) (f) (i)	2,349
125	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	66
354	Federal National Mortgage Association Whole Loan, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	386
194	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.357%, 12/25/36	181
3,725	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	3,725
	Freedom Trust,
1,163	Series 2011-1, Class A13, VAR, 1.608%, 11/30/37 (e) (f) (i)	1,099
1,891	Series 2011-2, Class A11, VAR, 3.727%, 08/01/46 (e)	1,896
	HSBC Home Equity Loan Trust,
429	Series 2005-2, Class A1, VAR, 0.525%, 01/20/35	381
563	Series 2006-1, Class A1, VAR, 0.415%, 01/20/36	525
410	Series 2006-2, Class A1, VAR, 0.405%, 03/20/36	379
634	Series 2007-1, Class AS, VAR, 0.455%, 03/20/36	529
1,687	Series 2007-3, Class APT, VAR, 1.455%, 11/20/36	1,492
334	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.457%, 03/25/36	187
1,317	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.607%, 07/25/34 (e)	1,252
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 1.007%, 02/25/34	1,611
362	Series 2006-8, Class 2A2, VAR, 0.347%, 09/25/36	106
615	Series 2006-WL2, Class 2A3, VAR, 0.457%, 01/25/36	460
1,684	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.507%, 03/25/32	1,478
1,705	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,717
1,373	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.598%, 12/07/20	1,377
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.411%, 11/25/33	667
800	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	807
	PennyMac Loan Trust,
14	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	14
1,605	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	1,581
959	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	959
500	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	205
	Residential Asset Mortgage Products, Inc.,
1,068	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	1,060
354	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	335
1,200	Series 2005-EFC5, Class A3, VAR, 0.597%, 10/25/35	992

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
1,500		Residential Asset Securities Corp., Series 2005-KS9, Class A3, VAR, 0.627%, 10/25/35	1,422
2,697		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,696
312		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	263
1,249		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,249
1,000		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.527%, 06/25/35	934
		Structured Asset Securities Corp.,
747		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	757
662		Series 2002-AL1, Class A2, 3.450%, 02/25/32	603

		Total Asset-Backed Securities (Cost $58,317)	57,422

Collateralized Mortgage Obligations — 63.8%
		Agency CMO — 43.6%
1,755		Federal Home Loan Bank, Series 9M-2012, Class A, 4.720%, 09/20/12	1,807
1,837		Federal Home Loan Bank System, Series 2000-1067, Class 1, 5.300%, 06/15/12	1,863
		Federal Home Loan Mortgage Corp. REMICS,
26		Series 11, Class D, 9.500%, 07/15/19	28
16		Series 22, Class C, 9.500%, 04/15/20	17
22		Series 23, Class F, 9.600%, 04/15/20	24
13		Series 30, Class D, 9.500%, 02/15/20	15
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
7		Series 47, Class F, 10.000%, 06/15/20	8
81		Series 77, Class H, 8.500%, 09/15/20	90
3		Series 81, Class A, 8.125%, 11/15/20	3
7		Series 84, Class F, 9.200%, 10/15/20	8
7		Series 99, Class Z, 9.500%, 01/15/21	8
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	8
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
5		Series 1065, Class J, 9.000%, 04/15/21	6
10		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	19
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
6		Series 1084, Class F, VAR, 1.200%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	9
7		Series 1133, Class H, 7.000%, 09/15/21	8
19		Series 1144, Class KB, 8.500%, 09/15/21	22
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	7
47		Series 1343, Class LA, 8.000%, 08/15/22	56
23		Series 1343, Class LB, 7.500%, 08/15/22	28
78		Series 1374, Class Z, 7.000%, 10/15/22	89
23		Series 1395, Class G, 6.000%, 10/15/22	26
195		Series 1401, Class J, 7.000%, 10/15/22	220
290		Series 1466, Class PZ, 7.500%, 02/15/23	331
8		Series 1470, Class F, VAR, 2.276%, 02/15/23	9
9		Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	13
87		Series 1518, Class G, IF, 8.850%, 05/15/23	103
67		Series 1526, Class L, 6.500%, 06/15/23	70
13		Series 1540, Class IA, 7.000%, 06/15/13	13
93		Series 1541, Class O, VAR, 1.370%, 07/15/23	94
864		Series 1552, Class IA, IF, 17.225%, 08/15/23	1,170
22		Series 1570, Class F, VAR, 2.776%, 08/15/23	23
54		Series 1570, Class SA, HB, IF, 21.916%, 08/15/23	78
233		Series 1578, Class K, 6.900%, 09/15/23	264

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
26	Series 1578, Class V, IO, 7.000%, 09/15/23	5
529	Series 1591, Class PV, 6.250%, 10/15/23	557
64	Series 1596, Class D, 6.500%, 10/15/13	66
15	Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	26
143	Series 1609, Class LG, IF, 16.792%, 11/15/23	170
693	Series 1628, Class LZ, 6.500%, 12/15/23	783
638	Series 1638, Class H, 6.500%, 12/15/23	733
860	Series 1644, Class K, 6.750%, 12/15/23	885
789	Series 1658, Class GZ, 7.000%, 01/15/24	902
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	7
327	Series 1677, Class Z, 7.500%, 07/15/23	376
10	Series 1686, Class SH, IF, 18.675%, 02/15/24	15
22	Series 1688, Class W, 7.250%, 03/15/14	23
302	Series 1695, Class EB, 7.000%, 03/15/24	345
38	Series 1699, Class FC, VAR, 0.850%, 03/15/24	38
50	Series 1745, Class D, 7.500%, 08/15/24	58
1,205	Series 1760, Class ZD, VAR, 1.700%, 02/15/24	1,259
131	Series 1798, Class F, 5.000%, 05/15/23	143
7	Series 1807, Class G, 9.000%, 10/15/20	8
1,104	Series 1813, Class I, PO, 11/15/23	1,021
4,266	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	594
242	Series 1829, Class ZB, 6.500%, 03/15/26	261
9	Series 1844, Class E, 6.500%, 10/15/13	10
432	Series 1863, Class Z, 6.500%, 07/15/26	492
6	Series 1865, Class D, PO, 02/15/24	5
126	Series 1899, Class ZE, 8.000%, 09/15/26	146
111	Series 1963, Class Z, 7.500%, 01/15/27	129
36	Series 1985, Class PR, IO, 8.000%, 07/15/27	8
49	Series 1987, Class PE, 7.500%, 09/15/27	57
8	Series 2025, Class PE, 6.300%, 01/15/13	8
462	Series 2033, Class J, 5.600%, 06/15/23	503
25	Series 2033, Class SN, HB, IF, 25.701%, 03/15/24	16
32	Series 2038, Class PN, IO, 7.000%, 03/15/28	6
279	Series 2040, Class PE, 7.500%, 03/15/28	324
38	Series 2042, Class T, 7.000%, 03/15/28	45
52	Series 2055, Class OE, 6.500%, 05/15/13	52
116	Series 2060, Class Z, 6.500%, 05/15/28	133
293	Series 2061, Class DC, IO, 6.500%, 06/15/28	49
22,471	Series 2065, Class PX, IO, 0.750%, 08/17/27	657
719	Series 2075, Class PH, 6.500%, 08/15/28	826
155	Series 2086, Class GB, 6.000%, 09/15/28	161
50	Series 2089, Class PJ, IO, 7.000%, 10/15/28	9
246	Series 2102, Class TC, 6.000%, 12/15/13 (m)	255
156	Series 2102, Class TU, 6.000%, 12/15/13 (m)	162
575	Series 2110, Class PG, 6.000%, 01/15/29	626
524	Series 2111, Class SB, IF, IO, 7.252%, 01/15/29	99
147	Series 2115, Class PE, 6.000%, 01/15/14	150
196	Series 2125, Class JZ, 6.000%, 02/15/29	207
444	Series 2130, Class QS, 6.000%, 03/15/29	478
79	Series 2132, Class SB, HB, IF, 29.485%, 03/15/29	132
118	Series 2132, Class ZL, 6.500%, 03/15/29	129
6	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
17	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
41	Series 2163, Class PC, IO, 7.500%, 06/15/29	8
91	Series 2178, Class PB, 7.000%, 08/15/29	104
139	Series 2201, Class C, 8.000%, 11/15/29	167
435	Series 2209, Class TC, 8.000%, 01/15/30	507

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
225	Series 2210, Class Z, 8.000%, 01/15/30	267
84	Series 2224, Class CB, 8.000%, 03/15/30	102
52	Series 2247, Class Z, 7.500%, 08/15/30	61
292	Series 2254, Class Z, 9.000%, 09/15/30	344
246	Series 2256, Class MC, 7.250%, 09/15/30	286
394	Series 2259, Class ZM, 7.000%, 10/15/30	457
427	Series 2271, Class PC, 7.250%, 12/15/30	496
350	Series 2283, Class K, 6.500%, 12/15/23	375
123	Series 2296, Class PD, 7.000%, 03/15/31	143
106	Series 2301, Class PA, 6.000%, 10/15/13	109
1,683	Series 2303, Class ZD, 7.000%, 04/15/31	1,810
1,028	Series 2303, Class ZN, 8.500%, 04/15/29	1,128
57	Series 2306, Class K, PO, 05/15/24	53
142	Series 2306, Class SE, IF, IO, 8.400%, 05/15/24	31
474	Series 2344, Class QG, 6.000%, 08/15/16	505
960	Series 2344, Class ZD, 6.500%, 08/15/31	1,059
108	Series 2344, Class ZJ, 6.500%, 08/15/31	120
68	Series 2345, Class NE, 6.500%, 08/15/31	72
214	Series 2347, Class VP, 6.500%, 03/15/20	214
190	Series 2353, Class TD, 6.000%, 09/15/16	200
191	Series 2355, Class BP, 6.000%, 09/15/16	203
150	Series 2358, Class PD, 6.000%, 09/15/16	160
315	Series 2359, Class PM, 6.000%, 09/15/16	329
438	Series 2359, Class ZB, 8.500%, 06/15/31	518
347	Series 2360, Class PG, 6.000%, 09/15/16	372
97	Series 2363, Class PF, 6.000%, 09/15/16	103
178	Series 2366, Class MD, 6.000%, 10/15/16	191
61	Series 2368, Class AS, HB, IF, 20.285%, 10/15/31	84
129	Series 2368, Class TG, 6.000%, 10/15/16	137
76	Series 2372, Class F, VAR, 0.748%, 10/15/31	76
82	Series 2383, Class FD, VAR, 0.748%, 11/15/31	82
130	Series 2388, Class UZ, 8.500%, 06/15/31	154
821	Series 2391, Class QR, 5.500%, 12/15/16	875
87	Series 2394, Class MC, 6.000%, 12/15/16	93
1,270	Series 2399, Class TH, 6.500%, 01/15/32	1,408
218	Series 2410, Class OE, 6.375%, 02/15/32	239
273	Series 2410, Class QS, IF, 18.855%, 02/15/32	341
149	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	40
226	Series 2423, Class MC, 7.000%, 03/15/32	250
287	Series 2423, Class MT, 7.000%, 03/15/32	318
225	Series 2425, Class OB, 6.000%, 03/15/17	243
561	Series 2433, Class SA, HB, IF, 20.285%, 02/15/32	777
358	Series 2434, Class TC, 7.000%, 04/15/32	407
645	Series 2436, Class MC, 7.000%, 04/15/32	746
201	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	41
204	Series 2450, Class GZ, 7.000%, 05/15/32	238
228	Series 2450, Class SW, IF, IO, 7.752%, 03/15/32	48
435	Series 2458, Class QE, 5.500%, 06/15/17	462
549	Series 2462, Class NB, 6.500%, 06/15/22	611
1,060	Series 2464, Class FE, VAR, 1.248%, 03/15/32	1,076
64	Series 2470, Class SL, IF, 9.000%, 01/15/27	71
303	Series 2474, Class SJ, IF, IO, 7.402%, 07/15/17	28
3,455	Series 2494, Class SX, IF, IO, 6.752%, 02/15/32	621
16	Series 2513, Class YO, PO, 02/15/32	16
1,146	Series 2513, Class ZC, 5.500%, 10/15/32	1,259
225	Series 2515, Class DE, 4.000%, 03/15/32	230

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,243	Series 2517, Class Z, 5.500%, 10/15/32	1,393
774	Series 2533, Class HB, 5.500%, 12/15/17	831
332	Series 2535, Class BK, 5.500%, 12/15/22	362
1,253	Series 2549, Class ZG, 5.000%, 01/15/18	1,313
2,330	Series 2557, Class HL, 5.300%, 01/15/33	2,588
10,000	Series 2568, Class KG, 5.500%, 02/15/23	11,012
144	Series 2571, Class SK, HB, IF, 33.431%, 09/15/23	253
1,179	Series 2574, Class HP, 5.000%, 02/15/18	1,260
997	Series 2586, Class WI, IO, 6.500%, 03/15/33	180
590	Series 2587, Class CO, PO, 03/15/32	579
1,731	Series 2590, Class IP, IO, 5.500%, 08/15/31	69
1,400	Series 2591, Class QO, 4.500%, 03/15/18	1,496
461	Series 2594, Class DJ, 4.250%, 10/15/30	468
33	Series 2597, Class DS, IF, IO, 7.302%, 02/15/33	2
44	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	2
118	Series 2610, Class DS, IF, IO, 6.852%, 03/15/33	3
1,989	Series 2610, Class DZ, 5.500%, 05/15/33	2,255
120	Series 2611, Class SH, IF, IO, 7.402%, 10/15/21	1
309	Series 2611, Class SQ, IF, 12.504%, 05/15/33	334
836	Series 2611, Class UH, 4.500%, 05/15/18	885
2,026	Series 2617, Class GR, 4.500%, 05/15/18	2,164
2,388	Series 2626, Class NS, IF, IO, 6.302%, 06/15/23	217
2,755	Series 2627, Class GY, 4.500%, 06/15/18	2,944
1,718	Series 2631, Class LC, 4.500%, 06/15/18	1,842
219	Series 2631, Class SA, IF, 14.396%, 06/15/33	243
863	Series 2637, Class SA, IF, IO, 5.852%, 06/15/18	85
436	Series 2640, Class UG, IO, 5.000%, 01/15/32	33
1,117	Series 2640, Class UP, IO, 5.000%, 01/15/32	81
9	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
2,125	Series 2641, Class WI, IO, 5.000%, 01/15/33	217
962	Series 2649, Class IG, IO, 5.000%, 11/15/31	70
994	Series 2650, Class PO, PO, 12/15/32	935
1,683	Series 2650, Class SO, PO, 12/15/32	1,577
368	Series 2657, Class MD, 5.000%, 12/15/20	374
409	Series 2671, Class S, IF, 14.304%, 09/15/33	455
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,110
79	Series 2672, Class SJ, IF, 6.935%, 09/15/16	79
6,617	Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,009
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,675
577	Series 2682, Class YS, IF, 8.631%, 10/15/33	565
11,562	Series 2684, Class PO, PO, 01/15/33	10,604
137	Series 2684, Class TO, PO, 10/15/33	135
207	Series 2686, Class NS, IF, IO, 7.352%, 10/15/21	5
443	Series 2690, Class SJ, IF, 8.778%, 10/15/33	439
88	Series 2691, Class SE, IF, 9.196%, 12/15/28	88
282	Series 2691, Class WS, IF, 8.628%, 10/15/33	277
797	Series 2692, Class SC, IF, 12.791%, 07/15/33	893
158	Series 2694, Class BA, 4.000%, 06/15/31	167
322	Series 2695, Class OB, PO, 10/15/33	274
589	Series 2695, Class SX, IF, 15.961%, 10/15/33	640
294	Series 2695, Class WS, IF, 15.824%, 10/15/33	319
1,554	Series 2702, Class PC, 5.000%, 01/15/23	1,649
202	Series 2705, Class SC, IF, 8.628%, 11/15/33	198
477	Series 2705, Class SD, IF, 8.681%, 11/15/33	452
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,254
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,780

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,483	Series 2716, Class UN, 4.500%, 12/15/23	3,785
1,689	Series 2720, Class PC, 5.000%, 12/15/23	1,832
619	Series 2725, Class SC, IF, 8.706%, 11/15/33	598
2,262	Series 2727, Class BS, IF, 8.703%, 01/15/34	2,229
105	Series 2744, Class PD, 5.500%, 08/15/33	106
1,594	Series 2744, Class TU, 5.500%, 05/15/32	1,690
1,280	Series 2755, Class PA, PO, 02/15/29	1,262
374	Series 2755, Class SA, IF, 13.704%, 05/15/30	412
425	Series 2756, Class NA, 5.000%, 02/15/24	466
685	Series 2764, Class OE, 4.500%, 03/15/19	754
21	Series 2776, Class SK, IF, 8.703%, 04/15/34	21
22	Series 2777, Class DV, 6.500%, 11/15/17	22
3,500	Series 2780, Class BE, 4.500%, 04/15/19	3,765
532	Series 2780, Class JG, 4.500%, 04/15/19	555
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,839
1,346	Series 2802, Class ZY, 6.000%, 05/15/34	1,579
321	Series 2812, Class AB, 4.500%, 10/15/18	330
1,595	Series 2812, Class NO, PO, 10/15/33	1,357
2,595	Series 2827, Class QE, 5.500%, 03/15/33	2,738
567	Series 2835, Class BO, PO, 12/15/28	549
505	Series 2835, Class QO, PO, 12/15/32	459
181	Series 2863, Class JA, 4.500%, 09/15/19	188
1,139	Series 2864, Class GB, 4.000%, 09/15/19	1,209
279	Series 2877, Class KO, PO, 03/15/19	263
435	Series 2903, Class UZ, 5.500%, 07/15/31	440
1,869	Series 2921, Class MD, 5.000%, 06/15/33	1,947
1,734	Series 2922, Class JN, 4.500%, 02/15/20	1,846
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,063
2,656	Series 2934, Class EC, PO, 02/15/20	2,515
206	Series 2934, Class EN, PO, 02/15/18	201
2,762	Series 2934, Class HI, IO, 5.000%, 02/15/20	306
1,880	Series 2934, Class KI, IO, 5.000%, 02/15/20	206
698	Series 2945, Class SA, IF, 11.848%, 03/15/20	752
798	Series 2967, Class JI, IO, 5.000%, 04/15/20	90
290	Series 2967, Class S, HB, IF, 32.462%, 04/15/25	436
251	Series 2971, Class GB, 5.000%, 11/15/16	254
685	Series 2971, Class GC, 5.000%, 07/15/18	718
1,250	Series 2979, Class BC, 5.000%, 04/15/20	1,358
351	Series 2989, Class PO, PO, 06/15/23	340
484	Series 2990, Class LK, VAR, 0.618%, 10/15/34	485
484	Series 2990, Class SL, HB, IF, 23.584%, 06/15/34	685
208	Series 2990, Class WP, IF, 16.388%, 06/15/35	243
1,740	Series 2994, Class FC, VAR, 0.648%, 02/15/33	1,742
119	Series 2996, Class FD, VAR, 0.498%, 06/15/35	119
1,000	Series 2999, Class NC, 4.500%, 12/15/18	1,028
474	Series 3022, Class SX, IF, 16.255%, 08/15/25	571
2,614	Series 3035, Class Z, 5.850%, 09/15/35	2,972
972	Series 3047, Class OB, 5.500%, 12/15/33	1,025
1,521	Series 3049, Class XF, VAR, 0.598%, 05/15/33	1,525
1,250	Series 3054, Class MI, IO, 5.500%, 05/15/34	121
2,224	Series 3068, Class QB, 4.500%, 06/15/20	2,369
1,328	Series 3077, Class TO, PO, 04/15/35	1,159
221	Series 3100, Class MA, VAR, 3.688%, 12/15/35	217
4,253	Series 3101, Class UZ, 6.000%, 01/15/36	4,896
840	Series 3117, Class EO, PO, 02/15/36	787
1,232	Series 3117, Class OG, PO, 02/15/36	1,120

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
947	Series 3117, Class OK, PO, 02/15/36	852
4,000	Series 3117, Class PL, 5.000%, 08/15/34	4,355
263	Series 3122, Class OH, PO, 03/15/36	239
87	Series 3122, Class ZB, 6.000%, 03/15/36	95
1,365	Series 3130, Class KZ, 5.500%, 12/15/34	1,567
197	Series 3134, Class PO, PO, 03/15/36	179
4,571	Series 3137, Class XP, 6.000%, 04/15/36	5,158
837	Series 3138, Class PO, PO, 04/15/36	771
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,724
246	Series 3149, Class SO, PO, 05/15/36	195
2,000	Series 3151, Class PD, 6.000%, 11/15/34	2,140
1,282	Series 3151, Class PO, PO, 05/15/36	1,215
1,122	Series 3152, Class MO, PO, 03/15/36	936
1,004	Series 3153, Class EO, PO, 05/15/36	898
5,218	Series 3155, Class CG, 6.000%, 11/15/24	5,399
5,139	Series 3156, Class AZ, 5.500%, 05/15/36	5,853
409	Series 3162, Class OB, 6.000%, 11/15/30	414
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,203
45	Series 3170, Class FM, VAR, 0.598%, 09/15/33	45
849	Series 3171, Class MO, PO, 06/15/36	768
746	Series 3174, Class PX, 5.000%, 06/15/17	822
1,205	Series 3179, Class OA, PO, 07/15/36	1,108
443	Series 3184, Class OA, PO, 02/15/33	423
1,548	Series 3194, Class SA, IF, IO, 6.852%, 07/15/36	216
1,406	Series 3195, Class PD, 6.500%, 07/15/36	1,582
1,358	Series 3200, Class PO, PO, 08/15/36	1,172
2,302	Series 3210, Class PO, PO, 05/15/36	2,118
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,241
1,804	Series 3219, Class DI, IO, 6.000%, 04/15/36	274
1,249	Series 3232, Class ST, IF, IO, 6.452%, 10/15/36	188
1,524	Series 3237, Class AO, PO, 11/15/36	1,386
1,550	Series 3253, Class PO, PO, 12/15/21	1,473
808	Series 3260, Class CS, IF, IO, 5.892%, 01/15/37	118
1,009	Series 3262, Class SG, IF, IO, 6.152%, 01/15/37	147
1,085	Series 3274, Class JO, PO, 02/15/37	1,004
820	Series 3274, Class MO, PO, 02/15/37	778
480	Series 3275, Class FL, VAR, 0.688%, 02/15/37	482
3,500	Series 3282, Class YD, 5.500%, 02/15/22	4,017
784	Series 3285, Class PC, 5.500%, 09/15/30	790
323	Series 3288, Class GS, IF, 1.800%, 03/15/37	326
2,420	Series 3290, Class SB, IF, IO, 6.202%, 03/15/37	376
676	Series 3305, Class MB, IF, 2.728%, 07/15/34	705
845	Series 3316, Class JO, PO, 05/15/37	774
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,867
1,212	Series 3334, Class MC, 5.000%, 04/15/33	1,226
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,916
3,952	Series 3344, Class FT, VAR, 0.598%, 07/15/34	3,960
445	Series 3371, Class FA, VAR, 0.848%, 09/15/37	449
1,342	Series 3373, Class TO, PO, 04/15/37	1,203
3,488	Series 3385, Class SN, IF, IO, 5.752%, 11/15/37	447
1,891	Series 3387, Class SA, IF, IO, 6.172%, 11/15/37	239
1,456	Series 3389, Class DQ, 5.750%, 10/15/35	1,574
819	Series 3393, Class JO, PO, 09/15/32	670
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,240
2,278	Series 3404, Class SC, IF, IO, 5.752%, 01/15/38	297
5,100	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	26

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,224	Series 3422, Class LI, IO, 5.000%, 02/15/23	129
4,778	Series 3430, Class AI, IO, 1.417%, 09/15/12	34
2,334	Series 3451, Class SA, IF, IO, 5.802%, 05/15/38	300
2,208	Series 3461, Class LZ, 6.000%, 06/15/38	2,526
2,621	Series 3481, Class SJ, IF, IO, 5.602%, 08/15/38	346
2,489	Series 3505, Class SA, IF, IO, 5.752%, 01/15/39	303
1,889	Series 3511, Class IO, IO, 5.000%, 12/15/21	202
1,267	Series 3511, Class SA, IF, IO, 5.752%, 02/15/39	155
2,806	Series 3515, Class PI, IO, 5.500%, 07/15/37	336
4,738	Series 3531, Class SA, IF, IO, 6.052%, 05/15/39	596
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	560
323	Series 3546, Class A, VAR, 5.882%, 02/15/39	347
2,195	Series 3549, Class FA, VAR, 1.448%, 07/15/39	2,210
2,310	Series 3564, Class JA, 4.000%, 01/15/18	2,440
3,137	Series 3572, Class JS, IF, IO, 6.552%, 09/15/39	543
1,372	Series 3604, Class PO, PO, 05/15/36	1,201
1,600	Series 3607, Class AO, PO, 04/15/36	1,454
1,600	Series 3607, Class BO, PO, 04/15/36	1,454
1,205	Series 3607, Class EO, PO, 02/15/33	1,123
2,657	Series 3607, Class PO, PO, 05/15/37	2,260
2,231	Series 3611, Class PO, PO, 07/15/34	2,036
1,713	Series 3621, Class BO, PO, 01/15/40	1,579
2,413	Series 3623, Class LO, PO, 01/15/40	2,204
1,343	Series 3632, Class BS, IF, 16.674%, 02/15/40	2,117
3,742	Series 3653, Class HJ, 5.000%, 04/15/40	4,147
2,740	Series 3666, Class VA, 5.500%, 12/15/22	3,072
7,355	Series 3680, Class MA, 4.500%, 07/15/39	7,959
2,025	Series 3688, Class CU, VAR, 6.816%, 11/15/21	2,340
4,297	Series 3688, Class GT, VAR, 7.155%, 11/15/46	5,130
7,971	Series 3688, Class NI, IO, 5.000%, 04/15/32	928
10,796	Series 3704, Class CT, 7.000%, 12/15/36	12,681
7,115	Series 3704, Class DT, 7.500%, 11/15/36	8,406
5,748	Series 3704, Class ET, 7.500%, 12/15/36	6,755
8,343	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,435
6,758	Series 3739, Class LI, IO, 4.000%, 03/15/34	557
4,896	Series 3740, Class SC, IF, IO, 5.752%, 10/15/40	869
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,509
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,566
7,358	Series 3759, Class HI, IO, 4.000%, 08/15/37	963
5,642	Series 3760, Class GI, IO, 4.000%, 10/15/37	821
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,746
4,686	Series 3795, Class EI, IO, 5.000%, 10/15/39	780
9,939	Series 3819, Class ZQ, 6.000%, 04/15/36	11,618
981	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,076
2,051	Series 3860, Class PZ, 5.000%, 05/15/41	2,288
2,683	Series 3895, Class WA, VAR, 5.691%, 10/15/38	3,008
2,000	Series R004, Class VG, 6.000%, 08/15/21	2,123
6,984	Series R006, Class ZA, 6.000%, 04/15/36	8,163
5,976	Series R007, Class ZA, 6.000%, 05/15/36	7,022
463	Series R012, Class AI, IO, 5.500%, 12/15/20	20
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
14	Series 134, Class B, IO, 9.000%, 04/01/22	3
2,348	Series 191, Class IO, IO, 8.000%, 01/01/28	506
1,716	Series 197, Class PO, PO, 04/01/28	1,529

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,765		Series 233, Class 11, IO, 5.000%, 09/15/35	399
1,540		Series 233, Class 12, IO, 5.000%, 09/15/35	219
3,753		Series 233, Class 13, IO, 5.000%, 09/15/35	544
8,359		Series 239, Class S30, IF, IO, 7.452%, 08/15/36	1,323
1,285		Series 243, Class 16, IO, 4.500%, 11/15/20	91
2,104		Series 243, Class 17, IO, 4.500%, 12/15/20	154
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
449		Series T-41, Class 3A, VAR, 7.018%, 07/25/32 (m)	507
1,648		Series T-42, Class A5, 7.500%, 02/25/42	1,967
99		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	112
118		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	140
2,663		Series T-54, Class 2A, 6.500%, 02/25/43	2,976
1,308		Series T-54, Class 3A, 7.000%, 02/25/43	1,531
2,434		Series T-56, Class A5, 5.231%, 05/25/43	2,634
244		Series T-58, Class APO, PO, 09/25/43	187
241		Series T-59, Class 1AP, PO, 10/25/43	190
6,614		Series T-76, Class 2A, VAR, 4.756%, 10/25/37	6,801
		Federal National Mortgage Association - ACES,
4,000		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,492
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,823
9,480		Series 2011-M2, Class A3, 3.764%, 07/25/21	9,953
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,353
		Federal National Mortgage Association Grantor Trust,
43		Series 2001-T10, Class PO, PO, 12/25/41	35
990		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,164
1,161		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,310
375		Series 2002-T16, Class A2, 7.000%, 07/25/42	437
667		Series 2002-T19, Class A2, 7.000%, 07/25/42	758
466		Series 2002-T4, Class A2, 7.000%, 12/25/41	522
1,265		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,475
1,036		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,169
808		Series 2004-T3, Class PT1, VAR, 8.048%, 01/25/44	924
		Federal National Mortgage Association REMICS,
64		Series 1988-7, Class Z, 9.250%, 04/25/18	72
4		Series 1988-11, Class D, PO, 05/25/18	4
363		Series 1988-21, Class G, 9.500%, 08/25/18	426
3		Series 1988-29, Class B, 9.500%, 12/25/18	4
–	(h)	Series 1989-19, Class A, 10.300%, 04/25/19	—	(h)
4		Series 1989-21, Class G, 10.450%, 04/25/19	5
18		Series 1989-27, Class Y, 6.900%, 06/25/19	19
15		Series 1989-70, Class G, 8.000%, 10/25/19	17
8		Series 1989-78, Class H, 9.400%, 11/25/19	9
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
5		Series 1990-60, Class K, 5.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	5
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
39		Series 1990-102, Class J, 6.500%, 08/25/20	42
5		Series 1990-134, Class SC, HB, IF, 21.178%, 11/25/20	8
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
272		Series 1991-44, Class G, 8.500%, 05/25/21	308
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
7		Series 1992-101, Class J, 7.500%, 06/25/22	7
243		Series 1992-188, Class PZ, 7.500%, 10/25/22	278
276		Series 1993-25, Class J, 7.500%, 03/25/23	317
121		Series 1993-27, Class S, IF, 9.329%, 02/25/23	129

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
56	Series 1993-31, Class K, 7.500%, 03/25/23	66
514	Series 1993-54, Class Z, 7.000%, 04/25/23	583
27	Series 1993-62, Class SA, IF, 17.556%, 04/25/23	39
27	Series 1993-97, Class FA, VAR, 1.531%, 05/25/23	27
6	Series 1993-108, Class D, PO, 02/25/23	6
65	Series 1993-162, Class F, VAR, 1.231%, 08/25/23	66
11	Series 1993-165, Class SD, IF, 12.149%, 09/25/23	12
29	Series 1993-167, Class GA, 7.000%, 09/25/23	29
102	Series 1993-179, Class SB, HB, IF, 24.167%, 10/25/23	153
89	Series 1993-220, Class SG, IF, 15.437%, 11/25/13	97
24	Series 1993-225, Class SG, HB, IF, 26.331%, 12/25/13	28
21	Series 1993-228, Class G, PO, 09/25/23	19
16	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	17
291	Series 1993-250, Class Z, 7.000%, 12/25/23	305
66	Series 1993-257, Class C, PO, 06/25/23	65
1,384	Series 1994-26, Class J, PO, 01/25/24	1,230
160	Series 1994-37, Class L, 6.500%, 03/25/24	186
41	Series 1995-2, Class Z, 8.500%, 01/25/25	47
335	Series 1996-14, Class SE, IF, IO, 8.550%, 08/25/23	74
16	Series 1996-59, Class J, 6.500%, 08/25/22	18
112	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
29	Series 1997-24, Class Z, 8.000%, 04/18/27	34
30	Series 1997-27, Class J, 7.500%, 04/18/27	33
547	Series 1997-46, Class Z, 7.500%, 06/17/27	631
26	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	5
1,402	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,608
59	Series 1998-36, Class J, 6.000%, 07/18/28	63
488	Series 1998-36, Class ZB, 6.000%, 07/18/28	549
211	Series 1998-43, Class SA, IF, IO, 18.473%, 04/25/23	97
172	Series 1999-57, Class Z, 7.500%, 12/25/19	193
171	Series 1999-62, Class PB, 7.500%, 12/18/29	198
622	Series 2000-18, Class EC, PO, 10/25/23	576
26	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
1,296	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,487
60	Series 2001-5, Class OW, 6.000%, 03/25/16	62
148	Series 2001-7, Class PF, 7.000%, 03/25/31	172
251	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	56
265	Series 2001-36, Class DE, 7.000%, 08/25/31	309
837	Series 2001-38, Class FB, VAR, 0.757%, 08/25/31	849
164	Series 2001-44, Class PD, 7.000%, 09/25/31	190
283	Series 2001-44, Class PU, 7.000%, 09/25/31	330
459	Series 2001-49, Class LZ, 8.500%, 07/25/31	553
155	Series 2001-52, Class XN, 6.500%, 11/25/15	166
993	Series 2001-53, Class FX, VAR, 0.607%, 10/25/31	1,000
772	Series 2001-61, Class Z, 7.000%, 11/25/31	898
307	Series 2001-71, Class QE, 6.000%, 12/25/16	329
175	Series 2001-72, Class SX, IF, 16.867%, 12/25/31	227
160	Series 2001-74, Class MB, 6.000%, 12/25/16	172
183	Series 2002-1, Class HC, 6.500%, 02/25/22	195
94	Series 2002-1, Class SA, HB, IF, 24.352%, 02/25/32	140
161	Series 2002-1, Class UD, HB, IF, 23.516%, 12/25/23	234
314	Series 2002-3, Class PG, 5.500%, 02/25/17	330
626	Series 2002-7, Class FD, VAR, 0.957%, 04/25/29	634
123	Series 2002-9, Class ST, IF, 18.703%, 03/25/17	149
954	Series 2002-11, Class QG, 5.500%, 03/25/17	1,012
931	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	43

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
59	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	64
1,060	Series 2002-18, Class PC, 5.500%, 04/25/17	1,098
303	Series 2002-19, Class PE, 6.000%, 04/25/17	324
1,831	Series 2002-30, Class Z, 6.000%, 05/25/32	2,065
110	Series 2002-37, Class Z, 6.500%, 06/25/32	126
2,259	Series 2002-42, Class C, 6.000%, 07/25/17	2,435
3,745	Series 2002-50, Class ZA, 6.000%, 05/25/31	4,218
661	Series 2002-55, Class QE, 5.500%, 09/25/17	707
2,008	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	2,150
874	Series 2002-62, Class ZE, 5.500%, 11/25/17	938
380	Series 2002-63, Class KC, 5.000%, 10/25/17	405
421	Series 2002-63, Class LB, 5.500%, 10/25/17	452
1,361	Series 2002-71, Class KM, 5.000%, 11/25/17	1,452
340	Series 2002-77, Class S, IF, 14.012%, 12/25/32	376
987	Series 2002-81, Class JO, PO, 04/25/32	955
15	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
754	Series 2002-95, Class XD, 5.000%, 01/25/18	816
593	Series 2003-7, Class A1, 6.500%, 12/25/42	690
2,207	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	389
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,092
401	Series 2003-23, Class CS, IF, IO, 7.843%, 05/25/31	20
1,873	Series 2003-26, Class XS, IF, IO, 6.793%, 03/25/23	209
459	Series 2003-27, Class DW, 4.500%, 04/25/17	466
3,405	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	515
175	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	30
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,705
3,281	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	601
467	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	27
116	Series 2003-52, Class SX, HB, IF, 22.178%, 10/25/31	176
756	Series 2003-55, Class CD, 5.000%, 06/25/23	820
28	Series 2003-67, Class VQ, 7.000%, 01/25/19	29
307	Series 2003-68, Class QP, 3.000%, 07/25/22	312
2,096	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	179
1,790	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	269
160	Series 2003-73, Class GA, 3.500%, 05/25/31	164
345	Series 2003-73, Class HF, VAR, 0.707%, 01/25/31	345
96	Series 2003-73, Class PB, 4.500%, 08/25/18	97
113	Series 2003-74, Class SH, IF, 9.707%, 08/25/33	114
1,317	Series 2003-76, Class SH, IF, 13.686%, 09/25/31	1,510
39	Series 2003-79, Class NM, 4.000%, 05/25/22	40
1,805	Series 2003-80, Class SY, IF, IO, 7.393%, 06/25/23	207
1,036	Series 2003-81, Class LC, 4.500%, 09/25/18	1,119
2,582	Series 2003-83, Class PG, 5.000%, 06/25/23	2,768
182	Series 2003-86, Class PX, 4.500%, 02/25/17	185
1,337	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,523
1,000	Series 2003-88, Class TH, 4.500%, 09/25/18	1,082
299	Series 2003-91, Class SD, IF, 12.071%, 09/25/33	332
61	Series 2003-92, Class SH, IF, 9.184%, 09/25/18	63
3,913	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,688
167	Series 2003-106, Class PO, PO, 08/25/17	160
254	Series 2003-106, Class US, IF, 8.689%, 11/25/23	252
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,261
1,545	Series 2003-116, Class SB, IF, IO, 7.343%, 11/25/33	326
1,930	Series 2003-117, Class JB, 3.500%, 06/25/33	2,030
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,179
777	Series 2003-122, Class TE, 5.000%, 12/25/22	834

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
293	Series 2003-128, Class KE, 4.500%, 01/25/14	301
457	Series 2003-130, Class SX, IF, 11.134%, 01/25/34	501
309	Series 2003-131, Class SK, IF, 15.686%, 01/25/34	383
298	Series 2003-132, Class OA, PO, 08/25/33	271
873	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	112
1,315	Series 2004-4, Class QI, IF, IO, 6.843%, 06/25/33	184
329	Series 2004-4, Class QM, IF, 13.686%, 06/25/33	387
762	Series 2004-10, Class SC, HB, IF, 27.571%, 02/25/34	1,061
430	Series 2004-14, Class SD, IF, 8.689%, 03/25/34	424
887	Series 2004-17, Class H, 5.500%, 04/25/34	951
831	Series 2004-21, Class CO, PO, 04/25/34	709
346	Series 2004-22, Class A, 4.000%, 04/25/19	353
591	Series 2004-25, Class PB, 5.500%, 05/25/32	604
777	Series 2004-25, Class PC, 5.500%, 01/25/34	883
943	Series 2004-25, Class SA, IF, 18.818%, 04/25/34	1,225
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,474
3,202	Series 2004-28, Class PF, VAR, 0.657%, 03/25/34	3,215
481	Series 2004-36, Class PB, 5.500%, 05/25/32	493
810	Series 2004-36, Class SA, IF, 18.818%, 05/25/34	1,054
274	Series 2004-36, Class SN, IF, 13.686%, 07/25/33	323
1,282	Series 2004-46, Class EP, PO, 03/25/34	1,198
1,128	Series 2004-46, Class HS, IF, IO, 5.743%, 05/25/30	47
433	Series 2004-46, Class QB, HB, IF, 22.971%, 05/25/34	560
350	Series 2004-46, Class SK, IF, 15.793%, 05/25/34	419
4,507	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,128
174	Series 2004-51, Class SY, IF, 13.726%, 07/25/34	208
1,303	Series 2004-53, Class NC, 5.500%, 07/25/24	1,388
720	Series 2004-59, Class BG, PO, 12/25/32	676
162	Series 2004-61, Class CO, PO, 10/25/31	160
256	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	280
67	Series 2004-92, Class JO, PO, 12/25/34	66
2,423	Series 2005-7, Class LO, PO, 02/25/35	1,988
528	Series 2005-13, Class FL, VAR, 0.657%, 03/25/35	529
230	Series 2005-14, Class BA, 4.500%, 04/25/19	237
392	Series 2005-15, Class MO, PO, 03/25/35	347
521	Series 2005-45, Class BG, 4.500%, 06/25/25	532
4,945	Series 2005-47, Class AK, 5.000%, 06/25/20	5,380
338	Series 2005-52, Class PA, 6.500%, 06/25/35	369
2,027	Series 2005-56, Class S, IF, IO, 6.453%, 07/25/35	334
2,117	Series 2005-57, Class EG, VAR, 0.557%, 03/25/35	2,119
364	Series 2005-58, Class PO, PO, 07/25/35	323
500	Series 2005-66, Class SG, IF, 16.732%, 07/25/35	609
3,485	Series 2005-66, Class SV, IF, IO, 6.493%, 07/25/35	608
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,426
1,027	Series 2005-68, Class BC, 5.250%, 06/25/35	1,145
1,980	Series 2005-68, Class PG, 5.500%, 08/25/35	2,259
250	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	23
440	Series 2005-73, Class PS, IF, 16.057%, 08/25/35	533
1,693	Series 2005-74, Class SK, IF, 19.423%, 05/25/35	2,238
1,601	Series 2005-84, Class XM, 5.750%, 10/25/35	1,806
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,231
703	Series 2005-90, Class AO, PO, 10/25/35	648
1,940	Series 2005-90, Class ES, IF, 16.232%, 10/25/35	2,346
1,392	Series 2005-90, Class PO, PO, 09/25/35	1,293
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,671
718	Series 2005-103, Class SC, IF, 10.795%, 07/25/35	725

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,346	Series 2005-106, Class US, HB, IF, 23.624%, 11/25/35	1,966
921	Series 2005-109, Class PB, 6.000%, 01/25/34	953
1,947	Series 2005-110, Class GJ, 5.500%, 11/25/30	2,027
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,073
1,092	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,137
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,748
980	Series 2005-116, Class PB, 6.000%, 04/25/34	1,058
1,056	Series 2005-118, Class ME, 6.000%, 01/25/32	1,062
6,000	Series 2005-118, Class PN, 6.000%, 01/25/32	6,321
1,231	Series 2005-123, Class FG, VAR, 0.707%, 07/25/34	1,229
584	Series 2006-15, Class OT, PO, 01/25/36	560
965	Series 2006-16, Class FC, VAR, 0.557%, 03/25/36	968
2,056	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,368
660	Series 2006-23, Class KO, PO, 04/25/36	598
1,915	Series 2006-27, Class OH, PO, 04/25/36	1,754
1,134	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,290
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,757
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,338
678	Series 2006-42, Class CF, VAR, 0.707%, 06/25/36	681
3,020	Series 2006-43, Class VB, 6.500%, 10/25/17	3,131
775	Series 2006-44, Class FP, VAR, 0.657%, 06/25/36	777
1,572	Series 2006-44, Class GO, PO, 06/25/36	1,378
4,622	Series 2006-44, Class P, PO, 12/25/33	4,309
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,950
974	Series 2006-50, Class JO, PO, 06/25/36	908
1,586	Series 2006-50, Class PS, PO, 06/25/36	1,448
2,884	Series 2006-53, Class US, IF, IO, 6.323%, 06/25/36	390
1,614	Series 2006-56, Class FC, VAR, 0.547%, 07/25/36	1,619
1,904	Series 2006-56, Class FT, VAR, 1.007%, 07/25/36	1,815
658	Series 2006-58, Class AP, PO, 07/25/36	595
774	Series 2006-58, Class FL, VAR, 0.717%, 07/25/36	777
1,638	Series 2006-58, Class PO, PO, 07/25/36	1,446
80	Series 2006-59, Class CO, PO, 08/25/35	80
2,273	Series 2006-59, Class QO, PO, 01/25/33	2,090
897	Series 2006-60, Class DO, PO, 04/25/35	814
1,421	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,688
651	Series 2006-65, Class QO, PO, 07/25/36	575
1,155	Series 2006-72, Class GO, PO, 08/25/36	1,006
701	Series 2006-72, Class HO, PO, 08/25/26	645
1,072	Series 2006-72, Class TO, PO, 08/25/36	1,008
6,629	Series 2006-77, Class PC, 6.500%, 08/25/36	7,551
1,878	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,208
1,057	Series 2006-79, Class DO, PO, 08/25/36	931
1,010	Series 2006-86, Class OB, PO, 09/25/36	899
946	Series 2006-90, Class AO, PO, 09/25/36	848
6,160	Series 2006-94, Class GI, IF, IO, 6.393%, 10/25/26	893
258	Series 2006-94, Class GK, HB, IF, 31.964%, 10/25/26	402
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,095
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,416
1,104	Series 2006-110, Class PO, PO, 11/25/36	1,000
478	Series 2006-111, Class EO, PO, 11/25/36	437
1,250	Series 2006-113, Class PO, PO, 07/25/36	1,128
1,247	Series 2006-115, Class OK, PO, 12/25/36	1,110
2,778	Series 2006-117, Class GS, IF, IO, 6.393%, 12/25/36	452
690	Series 2006-118, Class A2, VAR, 0.317%, 12/25/36	661
1,023	Series 2006-119, Class PO, PO, 12/25/36	960

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,906	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	370
2,112	Series 2006-120, Class PF, VAR, 0.507%, 12/25/36	2,115
1,885	Series 2006-126, Class AO, PO, 01/25/37	1,685
2,347	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	369
290	Series 2007-1, Class SD, HB, IF, 37.457%, 02/25/37	485
1,749	Series 2007-7, Class SG, IF, IO, 6.243%, 08/25/36	318
5,766	Series 2007-14, Class ES, IF, IO, 6.183%, 03/25/37	872
1,154	Series 2007-14, Class OP, PO, 03/25/37	1,066
436	Series 2007-15, Class NO, PO, 03/25/22	409
1,767	Series 2007-16, Class FC, VAR, 1.007%, 03/25/37	1,739
2,717	Series 2007-16, Class FM, VAR, 0.487%, 03/25/37	2,715
3,283	Series 2007-18, Class BD, 5.750%, 05/25/36	3,734
1,712	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,071
1,761	Series 2007-22, Class SC, IF, IO, 5.823%, 03/25/37	246
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,646
262	Series 2007-39, Class EF, VAR, 0.507%, 05/25/37	262
560	Series 2007-43, Class FL, VAR, 0.557%, 05/25/37	561
1,105	Series 2007-47, Class PC, 5.000%, 07/25/33	1,130
2,049	Series 2007-54, Class FA, VAR, 0.657%, 06/25/37	2,055
4,240	Series 2007-54, Class WI, IF, IO, 5.843%, 06/25/37	613
2,336	Series 2007-60, Class AX, IF, IO, 6.893%, 07/25/37	365
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,709
4,000	Series 2007-63, Class PC, 5.500%, 07/25/36	4,413
1,806	Series 2007-64, Class FB, VAR, 0.627%, 07/25/37	1,812
5,483	Series 2007-65, Class KI, IF, IO, 6.363%, 07/25/37	857
11,295	Series 2007-72, Class EK, IF, IO, 6.143%, 07/25/37	1,648
1,805	Series 2007-75, Class EO, PO, 01/25/36	1,691
2,592	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,098
2,380	Series 2007-77, Class FG, VAR, 0.757%, 03/25/37	2,391
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,727
895	Series 2007-79, Class PB, 5.000%, 04/25/29	900
299	Series 2007-79, Class SB, HB, IF, 23.074%, 08/25/37	419
832	Series 2007-88, Class VI, IF, IO, 6.283%, 09/25/37	140
2,567	Series 2007-91, Class ES, IF, IO, 6.203%, 10/25/37	410
129	Series 2007-97, Class MS, IF, 14.195%, 12/25/31	131
660	Series 2007-98, Class VA, 6.000%, 11/25/17	699
4,907	Series 2007-100, Class SM, IF, IO, 6.193%, 10/25/37	751
5,088	Series 2007-101, Class A2, VAR, 0.507%, 06/27/36	5,078
684	Series 2007-106, Class A7, VAR, 5.963%, 10/25/37	731
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	8,001
6,208	Series 2007-112, Class SA, IF, IO, 6.193%, 12/25/37	1,019
8,000	Series 2007-114, Class A6, VAR, 0.457%, 10/27/37	7,951
4,939	Series 2007-116, Class HI, IO, VAR, 6.301%, 01/25/38	336
216	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	29
4,252	Series 2008-1, Class BI, IF, IO, 5.653%, 02/25/38	559
1,505	Series 2008-10, Class XI, IF, IO, 5.973%, 03/25/38	199
1,175	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	103
3,799	Series 2008-16, Class IS, IF, IO, 5.943%, 03/25/38	513
2,125	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	217
2,792	Series 2008-20, Class SA, IF, IO, 6.733%, 03/25/38	447
2,642	Series 2008-24, Class PF, VAR, 0.907%, 02/25/38	2,677
1,021	Series 2008-27, Class SN, IF, IO, 6.643%, 04/25/38	139
1,553	Series 2008-32, Class SA, IF, IO, 6.593%, 04/25/38	200
8,411	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	6
4,023	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	51
3,216	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
431	Series 2008-44, Class PO, PO, 05/25/38	408
2,773	Series 2008-47, Class SI, IF, IO, 6.243%, 06/25/23	331
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,504
1,570	Series 2008-53, Class CI, IF, IO, 6.943%, 07/25/38	233
265	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	13
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,180
1,968	Series 2008-76, Class GF, VAR, 0.907%, 09/25/23	1,990
3,526	Series 2008-77, Class DG, 5.000%, 09/25/23	3,914
687	Series 2008-80, Class GP, 6.250%, 09/25/38	771
2,866	Series 2008-80, Class SA, IF, IO, 5.593%, 09/25/38	376
1,254	Series 2008-81, Class SB, IF, IO, 5.593%, 09/25/38	168
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,300
664	Series 2009-4, Class BD, 4.500%, 02/25/39	702
1,297	Series 2009-6, Class GS, IF, IO, 6.293%, 02/25/39	212
2,926	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	314
2,383	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	206
855	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	52
1,524	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	80
4,577	Series 2009-17, Class QS, IF, IO, 6.393%, 03/25/39	763
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	789
924	Series 2009-47, Class MT, 7.000%, 07/25/39	1,056
3,672	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	551
10,781	Series 2009-60, Class HT, 6.000%, 08/25/39	12,053
2,469	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,716
522	Series 2009-63, Class P, 5.000%, 03/25/37	566
913	Series 2009-69, Class PO, PO, 09/25/39	810
697	Series 2009-79, Class UA, 7.000%, 03/25/38	811
3,676	Series 2009-84, Class WS, IF, IO, 5.643%, 10/25/39	462
3,600	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	486
3,553	Series 2009-86, Class OT, PO, 10/25/37	3,117
7,057	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	493
1,944	Series 2009-92, Class AD, 6.000%, 11/25/39	2,177
2,159	Series 2009-99, Class SC, IF, IO, 5.923%, 12/25/39	254
1,575	Series 2009-99, Class WA, VAR, 6.308%, 12/25/39	1,813
6,151	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	6,540
4,257	Series 2009-112, Class ST, IF, IO, 5.993%, 01/25/40	527
9,259	Series 2009-113, Class LB, VAR, 5.993%, 01/25/40	10,526
5,270	Series 2010-1, Class WA, VAR, 6.149%, 02/25/40 (m)	5,952
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,905
3,072	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	3,511
5,785	Series 2010-16, Class WB, VAR, 6.217%, 03/25/40	6,558
3,566	Series 2010-23, Class KS, IF, IO, 6.843%, 02/25/40	492
4,461	Series 2010-35, Class SB, IF, IO, 6.163%, 04/25/40	515
1,288	Series 2010-39, Class OT, PO, 10/25/35	1,143
2,532	Series 2010-40, Class FJ, VAR, 0.857%, 04/25/40	2,552
2,647	Series 2010-42, Class S, IF, IO, 6.143%, 05/25/40	339
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,178
2,217	Series 2010-47, Class AV, 5.000%, 05/25/21	2,472
2,551	Series 2010-49, Class SC, IF, 12.146%, 03/25/40	2,912
1,648	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,795
10,215	Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	11,176
7,523	Series 2010-68, Class SA, IF, IO, 4.743%, 07/25/40	928
2,141	Series 2010-71, Class HJ, 5.500%, 07/25/40	2,369
450	Series 2010-102, Class HZ, 4.000%, 09/25/50	445
11,071	Series 2010-103, Class SB, IF, IO, 5.843%, 11/25/49	1,665
12,887	Series 2010-111, Class AE, 5.500%, 04/25/38	13,719

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,325
7,982		Series 2010-111, Class WA, VAR, 6.032%, 10/25/40	9,028
7,388		Series 2010-125, Class SA, IF, IO, 4.183%, 11/25/40	718
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,852
5,447		Series 2010-133, Class A, 5.500%, 05/25/38	5,802
3,752		Series 2010-148, Class MA, 4.000%, 02/25/39	4,004
2,930		Series 2011-2, Class WA, VAR, 5.736%, 02/25/51	3,262
1,923		Series 2011-18, Class VN, 4.000%, 10/25/25	2,048
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,943
10,477		Series 2011-30, Class LS, IO, VAR, 4.704%, 04/25/41	800
9,975		Series 2011-39, Class ZA, 6.000%, 11/25/32	11,195
2,706		Series 2011-43, Class WA, VAR, 5.892%, 05/25/51	2,924
3,083		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,572
3,861		Series 2011-56, Class VA, 5.000%, 09/25/40	4,384
8,814		Series 2011-58, Class WA, VAR, 5.418%, 07/25/51	9,707
1,325		Series 2011-75, Class FA, VAR, 0.807%, 08/25/41	1,337
5,009		Series 2011-118, Class LB, 7.000%, 11/25/41	5,892
10,784		Series 2011-118, Class MT, 7.000%, 11/25/41	12,608
11,725		Series 2011-118, Class NT, 7.000%, 11/25/41	13,662
98		Series G92-7, Class JQ, 8.500%, 01/25/22	114
19		Series G92-12, Class B, 7.700%, 02/25/22	21
29		Series G92-14, Class Z, 7.000%, 02/25/22	32
–	(h)	Series G92-27, Class SQ, HB, IF, 1,698.030%, 05/25/22	16
21		Series G92-42, Class Z, 7.000%, 07/25/22	23
580		Series G92-44, Class ZQ, 8.000%, 07/25/22	662
112		Series G92-54, Class ZQ, 7.500%, 09/25/22	126
198		Series G92-61, Class Z, 7.000%, 10/25/22	235
21		Series G92-62, Class B, PO, 10/25/22	19
131		Series G93-1, Class KA, 7.900%, 01/25/23	149
88		Series G93-17, Class SI, IF, 6.000%, 04/25/23	94
705		Series G94-7, Class PJ, 7.500%, 05/17/24	838
122		Series G97-2, Class ZA, 8.500%, 02/17/27	140
		Federal National Mortgage Association STRIPS,
9		Series 23, Class 2, IO, 10.000%, 09/01/17	2
7		Series 59, Class 2, IO, 9.500%, 07/01/17	1
461		Series 213, Class 2, IO, 8.000%, 03/01/23	94
15		Series 265, Class 2, 9.000%, 03/01/24	18
34		Series 285, Class 1, PO, 02/01/27	30
996		Series 293, Class 1, PO, 12/01/24	921
911		Series 300, Class 1, PO, 09/01/24	842
801		Series 331, Class 13, IO, 7.000%, 02/01/33	146
1,984		Series 339, Class 18, IO, 4.500%, 07/01/18	132
1,950		Series 339, Class 21, IO, 4.500%, 07/01/18	125
1,683		Series 339, Class 28, IO, 5.500%, 07/01/18	170
3,473		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	315
832		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	109
1,351		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	190
1,899		Series 356, Class 3, IO, 5.000%, 01/01/35	270
2,964		Series 356, Class 39, IO, 5.000%, 01/01/20	313
2,916		Series 365, Class 8, IO, 5.500%, 05/01/36	429
538		Series 368, Class 3, IO, 4.500%, 11/01/20	49
1,074		Series 374, Class 5, IO, 5.500%, 08/01/36	155
3,329		Series 383, Class 32, IO, 6.000%, 01/01/38	492
403		Series 393, Class 6, IO, 5.500%, 04/25/37	49
		Federal National Mortgage Association Whole Loan,
1,940		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,270
9,026		Series 2002-W10, Class IO, IO, VAR, 0.981%, 08/25/42	261
578		Series 2003-W1, Class 1A1, VAR, 6.301%, 12/25/42	657

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
334	Series 2003-W1, Class 2A, VAR, 7.141%, 12/25/42	393
621	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	644
573	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	659
118	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	130
583	Series 2003-W8, Class 2A, 7.000%, 10/25/42	678
654	Series 2003-W8, Class 3F1, VAR, 0.657%, 05/25/42	651
878	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,012
1,345	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,518
1,151	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,361
2,219	Series 2005-W3, Class 2AF, VAR, 0.477%, 03/25/45	2,226
920	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,022
4,112	Series 2005-W4, Class 3A, VAR, 2.622%, 06/25/35	4,269
1,248	Series 2006-W2, Class 1AF1, VAR, 0.477%, 02/25/36	1,252
827	Series 2006-W3, Class 1AF1, VAR, 0.497%, 10/25/46	830
1,001	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,127
12,210	Series 2007-W1, Class 1AF1, VAR, 0.517%, 11/25/46 (m)	12,283
3,321	Series 2007-W2, Class 1A1, VAR, 0.577%, 03/25/37	3,319
1,940	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,212
314	Series 2007-W7, Class 1A4, HB, IF, 37.637%, 07/25/37	570
6,529	Series 2009-W1, Class A, 6.000%, 12/25/49	7,254
	Government National Mortgage Association,
90	Series 1994-4, Class KQ, 7.988%, 07/16/24	103
1,355	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,584
199	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	226
40	Series 1997-2, Class E, 7.500%, 02/20/27	46
45	Series 1997-11, Class D, 7.500%, 07/20/27	52
80	Series 1998-26, Class K, 7.500%, 09/17/25	91
447	Series 1999-4, Class ZB, 6.000%, 02/20/29	508
143	Series 1999-41, Class Z, 8.000%, 11/16/29	165
17	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	20
86	Series 1999-44, Class PC, 7.500%, 12/20/29	98
397	Series 1999-44, Class ZG, 8.000%, 12/20/29	458
240	Series 2000-6, Class Z, 7.500%, 02/20/30	280
371	Series 2000-7, Class ST, HB, IF, 38.271%, 01/16/30	758
165	Series 2000-9, Class Z, 8.000%, 06/20/30	191
916	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,147
683	Series 2000-10, Class ZP, 7.500%, 02/16/30	742
363	Series 2000-12, Class ST, HB, IF, 38.271%, 02/16/30	748
93	Series 2000-16, Class ZN, 7.500%, 02/16/30	98
848	Series 2000-21, Class Z, 9.000%, 03/16/30	1,078
131	Series 2000-26, Class Z, 7.750%, 09/20/30	150
51	Series 2000-36, Class HC, 7.330%, 11/20/30	58
28	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
1,498	Series 2001-21, Class PE, 6.500%, 05/16/31	1,725
252	Series 2001-31, Class SJ, HB, IF, 27.108%, 02/20/31	424
19	Series 2001-32, Class WA, IF, 19.488%, 07/20/31	28
178	Series 2001-35, Class SA, IF, IO, 8.000%, 08/16/31	49
157	Series 2001-36, Class S, IF, IO, 7.800%, 08/16/31	40
887	Series 2001-53, Class SR, IF, IO, 7.895%, 10/20/31	112
58	Series 2001-55, Class SF, HB, IF, 25.399%, 11/20/31	92
763	Series 2002-4, Class TD, 7.000%, 01/20/32	870
177	Series 2002-7, Class PG, 6.500%, 01/20/32	206
697	Series 2002-24, Class AG, IF, IO, 7.700%, 04/16/32	163
183	Series 2002-24, Class SB, IF, 11.550%, 04/16/32	213
549	Series 2002-24, Class Z, 8.500%, 04/16/32	634
1,383	Series 2002-31, Class SE, IF, IO, 7.250%, 04/16/30	281

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
57	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	64
457	Series 2002-40, Class UK, 6.500%, 06/20/32	530
128	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	143
271	Series 2002-45, Class QE, 6.500%, 06/20/32	312
336	Series 2002-47, Class PG, 6.500%, 07/16/32	392
45	Series 2002-51, Class SG, HB, IF, 31.396%, 04/20/31	82
177	Series 2002-54, Class GB, 6.500%, 08/20/32	201
227	Series 2002-69, Class PO, PO, 02/20/32	222
385	Series 2002-70, Class PS, IF, IO, 7.445%, 08/20/32	49
531	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	16
231	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	12
243	Series 2003-4, Class NY, 5.500%, 12/20/13	254
427	Series 2003-8, Class PO, PO, 01/16/32	417
1,596	Series 2003-11, Class SK, IF, IO, 7.450%, 02/16/33	351
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	745
42	Series 2003-24, Class PO, PO, 03/16/33	36
440	Series 2003-34, Class TO, PO, 02/16/32	431
1,502	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	268
2,106	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	220
1,819	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,123
411	Series 2003-76, Class LS, IF, IO, 6.945%, 09/20/31	30
95	Series 2003-90, Class PO, PO, 10/20/33	84
1,414	Series 2003-112, Class SA, IF, IO, 6.300%, 12/16/33	219
6,000	Series 2003-112, Class TS, IF, IO, 6.695%, 10/20/32	790
4,164	Series 2004-11, Class SW, IF, IO, 5.245%, 02/20/34	578
260	Series 2004-15, Class SA, IF, 18.962%, 12/20/32	313
264	Series 2004-28, Class S, IF, 18.974%, 04/16/34	354
713	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	719
552	Series 2004-46, Class AO, PO, 06/20/34	503
3,390	Series 2004-59, Class SG, IF, IO, 6.245%, 07/20/34	570
755	Series 2004-68, Class PO, PO, 05/20/31	744
181	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	180
270	Series 2004-73, Class AE, IF, 14.336%, 08/17/34	327
4,169	Series 2004-73, Class JL, IF, IO, 6.300%, 09/16/34	733
1,019	Series 2004-85, Class PO, PO, 01/17/33	998
1,986	Series 2004-90, Class SI, IF, IO, 5.845%, 10/20/34	294
1,656	Series 2005-3, Class SB, IF, IO, 5.845%, 01/20/35	246
3,346	Series 2005-17, Class SL, IF, IO, 6.445%, 07/20/34	568
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	176
271	Series 2005-35, Class FL, VAR, 0.605%, 03/20/32	271
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	836
845	Series 2005-68, Class DP, IF, 15.827%, 06/17/35	1,024
4,413	Series 2005-68, Class KI, IF, IO, 6.045%, 09/20/35	657
1,131	Series 2005-69, Class SY, IF, IO, 6.495%, 11/20/33	171
1,403	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,676
1,696	Series 2005-85, Class IO, IO, 5.500%, 01/16/35	319
258	Series 2005-93, Class JO, PO, 03/20/31	254
805	Series 2006-16, Class OP, PO, 03/20/36	715
609	Series 2006-22, Class AO, PO, 05/20/36	538
596	Series 2006-34, Class PO, PO, 07/20/36	544
4,153	Series 2006-38, Class SG, IF, IO, 6.395%, 09/20/33	400
2,269	Series 2006-38, Class SW, IF, IO, 6.245%, 06/20/36	299
677	Series 2006-59, Class SD, IF, IO, 6.445%, 10/20/36	103
2,366	Series 2007-9, Class DI, IF, IO, 6.255%, 03/20/37	354
810	Series 2007-17, Class AF, VAR, 0.450%, 04/16/37	809
3,818	Series 2007-17, Class JI, IF, IO, 6.560%, 04/16/37	590

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
525	Series 2007-17, Class JO, PO, 04/16/37	459
449	Series 2007-25, Class FN, VAR, 0.550%, 05/16/37	448
3,014	Series 2007-26, Class SC, IF, IO, 5.945%, 05/20/37	449
7,303	Series 2007-26, Class SW, IF, IO, 5.945%, 05/20/37	1,088
1,118	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	146
139	Series 2007-28, Class BO, PO, 05/20/37	126
3,292	Series 2007-31, Class AO, PO, 05/16/37	2,801
235	Series 2007-35, Class TO, PO, 04/20/35	232
127	Series 2007-36, Class HO, PO, 06/16/37	112
2,545	Series 2007-36, Class SE, IF, IO, 6.220%, 06/16/37	422
4,092	Series 2007-36, Class SG, IF, IO, 6.215%, 06/20/37	612
2,263	Series 2007-40, Class SD, IF, IO, 6.495%, 07/20/37	338
2,266	Series 2007-42, Class SB, IF, IO, 6.495%, 07/20/37	342
954	Series 2007-45, Class QA, IF, IO, 6.385%, 07/20/37	144
2,160	Series 2007-50, Class AI, IF, IO, 6.520%, 08/20/37	335
433	Series 2007-53, Class SW, IF, 19.441%, 09/20/37	571
2,518	Series 2007-57, Class PO, PO, 03/20/37	2,310
2,131	Series 2007-57, Class QA, IF, IO, 6.245%, 10/20/37	304
2,000	Series 2007-70, Class TA, 5.750%, 08/20/36	2,101
2,956	Series 2007-71, Class SB, IF, IO, 6.445%, 07/20/36	355
4,320	Series 2007-74, Class SL, IF, IO, 6.290%, 11/16/37	723
2,076	Series 2007-76, Class SA, IF, IO, 6.275%, 11/20/37	300
3,127	Series 2007-79, Class SY, IF, IO, 6.295%, 12/20/37	456
1,072	Series 2007-81, Class SP, IF, IO, 6.395%, 12/20/37	159
843	Series 2007-82, Class SA, IF, IO, 6.275%, 12/20/37	123
451	Series 2008-1, Class PO, PO, 01/20/38	400
1,479	Series 2008-2, Class MS, IF, IO, 6.910%, 01/16/38	206
1,076	Series 2008-10, Class S, IF, IO, 5.575%, 02/20/38	143
4,098	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	750
971	Series 2008-20, Class PO, PO, 09/20/37	897
950	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	102
2,206	Series 2008-25, Class SB, IF, IO, 6.645%, 03/20/38	351
1,015	Series 2008-29, Class PO, PO, 02/17/33	923
2,470	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	388
975	Series 2008-33, Class XS, IF, IO, 7.450%, 04/16/38	162
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,748
2,343	Series 2008-36, Class SH, IF, IO, 6.045%, 04/20/38	319
5,704	Series 2008-40, Class SA, IF, IO, 6.150%, 05/16/38	996
2,544	Series 2008-41, Class SA, IF, IO, 6.085%, 05/20/38	369
748	Series 2008-47, Class V, 5.500%, 05/16/19	859
1,486	Series 2008-55, Class SA, IF, IO, 5.945%, 06/20/38	215
1,220	Series 2008-60, Class PO, PO, 01/20/38	1,152
6,384	Series 2008-62, Class SA, IF, IO, 5.895%, 07/20/38	887
2,614	Series 2008-64, Class ED, 6.500%, 04/20/28	2,857
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,322
700	Series 2008-71, Class SC, IF, IO, 5.745%, 08/20/38	98
1,774	Series 2008-93, Class AS, IF, IO, 5.445%, 12/20/38	222
5,582	Series 2008-95, Class DS, IF, IO, 7.045%, 12/20/38	884
1,472	Series 2008-96, Class SL, IF, IO, 5.745%, 12/20/38	200
2,356	Series 2009-6, Class SA, IF, IO, 5.850%, 02/16/39	334
3,450	Series 2009-10, Class SA, IF, IO, 5.695%, 02/20/39	478
2,789	Series 2009-10, Class SL, IF, IO, 6.250%, 03/16/34	366
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,745
1,825	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	320
1,990	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	364
2,743	Series 2009-24, Class DS, IF, IO, 6.045%, 03/20/39	326

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,387	Series 2009-25, Class SE, IF, IO, 7.345%, 09/20/38	236
1,105	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	195
1,873	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	316
1,510	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	153
4,761	Series 2009-42, Class SC, IF, IO, 5.825%, 06/20/39	694
2,453	Series 2009-43, Class SA, IF, IO, 5.695%, 06/20/39	327
827	Series 2009-44, Class VA, 5.500%, 05/16/20	907
5,281	Series 2009-64, Class SN, IF, IO, 5.850%, 07/16/39	750
988	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	156
4,233	Series 2009-67, Class SA, IF, IO, 5.800%, 08/16/39	587
5,345	Series 2009-72, Class SM, IF, IO, 6.000%, 08/16/39	693
856	Series 2009-79, Class OK, PO, 11/16/37	760
4,952	Series 2009-83, Class TS, IF, IO, 5.845%, 08/20/39	695
10,142	Series 2009-102, Class SM, IF, IO, 6.150%, 06/16/39	1,327
1,566	Series 2009-104, Class AB, 7.000%, 08/16/39	1,907
4,562	Series 2009-106, Class AS, IF, IO, 6.150%, 11/16/39	686
5,878	Series 2009-106, Class ST, IF, IO, 5.745%, 02/20/38	874
2,697	Series 2009-121, Class VA, 5.500%, 11/20/20	3,112
696	Series 2010-14, Class AO, PO, 12/20/32	653
724	Series 2010-14, Class BO, PO, 11/20/35	662
2,500	Series 2010-14, Class CO, PO, 08/20/35	1,993
5,673	Series 2010-14, Class QP, 6.000%, 12/20/39	6,135
3,895	Series 2010-41, Class WA, VAR, 5.848%, 10/20/33	4,364
2,422	Series 2010-103, Class WA, VAR, 5.765%, 08/20/34	2,729
2,484	Series 2010-129, Class AW, VAR, 6.150%, 04/20/37	2,792
3,236	Series 2010-130, Class CP, 7.000%, 10/16/40	3,787
5,274	Series 2010-157, Class OP, PO, 12/20/40	4,482
5,524	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	6,226
2,618	Series 2011-56, Class BI, IO, 4.500%, 04/16/41	185
8,033	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	9,116
9,927	Series 2011-137, Class WA, VAR, 5.542%, 07/20/40	11,061
	NCUA Guaranteed Notes,
7,673	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,972
3,685	Series 2010-R3, Class 1A, VAR, 0.805%, 12/08/20	3,703
1,283	Series 2010-R3, Class 3A, 2.400%, 12/08/20	1,310
	Vendee Mortgage Trust,
5,912	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,743
755	Series 1996-1, Class 1Z, 6.750%, 02/15/26	883
431	Series 1996-2, Class 1Z, 6.750%, 06/15/26	504
847	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,003
635	Series 1998-1, Class 2E, 7.000%, 03/15/28	745

		1,181,435

	Non-Agency CMO — 20.2%
66	ABN Amro Mortgage Corp., Series 2003-7, Class A3, 4.500%, 07/25/18	66
	American General Mortgage Loan Trust,
1,446	Series 2006-1, Class A5, VAR, 5.708%, 12/25/35 (e)	1,517
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,012
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,026
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,372
2,248	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	2,301
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.344%, 09/25/35	620
	ASG Resecuritization Trust,
1,205	Series 2009-1, Class A60, VAR, 5.075%, 06/26/37 (e)	1,205
1,445	Series 2009-2, Class A55, VAR, 5.277%, 05/24/36 (e)	1,431
1,288	Series 2009-2, Class G60, VAR, 5.277%, 05/24/36 (e)	1,223
4,004	Series 2009-3, Class A65, VAR, 5.132%, 03/26/37 (e)	3,945
4,198	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,292

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,972	Series 2010-1, Class A85, VAR, 0.657%, 02/27/36 (e)	2,838
7,767	Series 2010-2, Class A60, VAR, 4.798%, 01/28/37 (e)	7,689
2,186	Series 2010-3, Class 2A22, VAR, 0.415%, 10/28/36 (e)	2,121
575	Series 2010-4, Class 2A20, VAR, 0.367%, 11/28/36 (e)	559
1,030	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	1,073
2,317	Series 2011-1, Class 3A50, VAR, 2.486%, 11/28/35 (e) (f) (i)	2,259
1,703	Series 2011-2, Class A48S, HB, IF, 23.197%, 02/28/36 (e)	2,333
	Banc of America Alternative Loan Trust,
299	Series 2003-3, Class APO, PO, 05/25/33	198
2,001	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,041
766	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	787
791	Series 2003-11, Class 2A1, 6.000%, 01/25/34	793
399	Series 2003-11, Class PO, PO, 01/25/34	265
1,065	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,119
322	Series 2004-1, Class 5A1, 5.500%, 02/25/19	325
742	Series 2004-6, Class 3A2, 6.000%, 07/25/34	753
4,047	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	696
3,452	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	640
	Banc of America Funding Corp.,
344	Series 2004-1, Class PO, PO, 03/25/34	275
1,573	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,612
73	Series 2004-3, Class 1A7, 5.500%, 10/25/34	73
1,194	Series 2004-C, Class 1A1, VAR, 5.026%, 12/20/34	1,119
1,854	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	201
390	Series 2005-4, Class 30PO, PO, 08/25/35	292
1,077	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,040
141	Series 2005-7, Class 30PO, PO, 11/25/35	104
727	Series 2005-8, Class 30PO, PO, 01/25/36	545
1,623	Series 2005-E, Class 4A1, VAR, 2.691%, 03/20/35	1,443
3,372	Series 2010-R11A, Class 1A6, VAR, 5.373%, 08/26/35 (e)	3,434
663	Series 2010-R4, Class 5A1, VAR, 0.407%, 07/26/36 (e)	643
2,785	Series 2010-R5, Class 5A6, VAR, 0.557%, 05/26/37 (e)	2,705
81	Series 2010-R7, Class A1, VAR, 0.437%, 06/25/46 (e) (f) (i)	81
	Banc of America Mortgage Securities, Inc.,
2,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,048
359	Series 2003-3, Class 2A1, VAR, 0.807%, 05/25/18	341
1,069	Series 2003-6, Class 2A1, VAR, 0.707%, 08/25/18	1,021
815	Series 2003-8, Class 2A5, 5.000%, 11/25/18	849
156	Series 2003-8, Class APO, PO, 11/25/33	121
177	Series 2003-9, Class 1A2, PO, 12/25/33	128
1,573	Series 2003-A, Class 4A1, VAR, 2.872%, 02/25/33	1,262
883	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	846
2,052	Series 2003-E, Class 2A2, VAR, 2.888%, 06/25/33	1,869
3,030	Series 2004-3, Class 15IO, IO, VAR, 0.242%, 04/25/19	14
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,064
75	Series 2004-4, Class 1A9, 5.000%, 05/25/34	75
202	Series 2004-4, Class APO, PO, 05/25/34	160
24,346	Series 2004-5, Class 15IO, IO, VAR, 0.243%, 06/25/19	121
280	Series 2004-6, Class APO, PO, 07/25/34	216
162	Series 2004-9, Class 3A1, 6.500%, 09/25/32	170
1,423	Series 2004-C, Class 2A2, VAR, 2.889%, 04/25/34	1,281
1,212	Series 2004-J, Class 3A1, VAR, 2.910%, 11/25/34	999
	BCAP LLC Trust,
1,247	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,249
390	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	387
1,911	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,927
2,000	Series 2009-RR14, Class 3A2, VAR, 2.712%, 08/26/35 (e)	1,820
1,044	Series 2009-RR14, Class 4A1, VAR, 2.728%, 03/26/36 (e)	1,041

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,870	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,905
931	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	932
872	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	875
1,082	Series 2010-RR4, Class 2A1, VAR, 1.007%, 06/26/37 (e)	1,006
982	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	964
3,323	Series 2010-RR5, Class 2A5, VAR, 5.206%, 04/26/37 (e)	3,302
986	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	957
2,258	Series 2010-RR7, Class 15A1, VAR, 1.057%, 01/26/36 (e)	2,105
1,788	Series 2010-RR7, Class 16A1, VAR, 0.918%, 02/26/47 (e)	1,654
3,869	Series 2010-RR7, Class 1A5, VAR, 5.007%, 04/26/35 (e)	3,794
7,454	Series 2010-RR7, Class 2A1, VAR, 5.134%, 07/26/45 (e)	6,999
1,303	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,300
1,500	Series 2010-RR8, Class 3A4, VAR, 5.083%, 05/26/35 (e)	1,346
3,417	Series 2011-RR10, Class 2A109/26/37	2,896
2,254	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,141
2,842	Series 2011-RR5, Class 14A3, VAR, 2.823%, 07/26/36 (e) (f) (i)	2,693
3,704	Series 2011-RR5-I, Class 11A3, VAR, 0.407%, 05/28/36 (e)	3,278
	Bear Stearns Adjustable Rate Mortgage Trust,
869	Series 2003-4, Class 3A1, VAR, 4.999%, 07/25/33	835
368	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	342
902	Series 2004-1, Class 12A1, VAR, 2.791%, 04/25/34	709
1,205	Series 2004-2, Class 14A, VAR, 5.089%, 05/25/34	1,194
2,311	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,120
2,993	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	2,494
954	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.757%, 03/25/35	743
1,466	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.250%, 10/25/33	1,479
418	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	316
	Chase Mortgage Finance Corp.,
626	Series 2003-S10, Class AP, PO, 11/25/18	550
395	Series 2003-S2, Class A1, 5.000%, 03/25/18	399
312	Series 2003-S6, Class A1, 5.000%, 06/25/18	318
645	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	671
4,193	Series 2007-A1, Class 1A3, VAR, 2.753%, 02/25/37	4,038
727	Series 2007-A1, Class 2A1, VAR, 2.756%, 02/25/37	692
894	Series 2007-A1, Class 7A1, VAR, 2.748%, 02/25/37	823
1,057	Series 2007-A1, Class 9A1, VAR, 2.736%, 02/25/37	1,009
1,797	Series 2007-A2, Class 2A1, VAR, 2.767%, 07/25/37	1,763
	Citicorp Mortgage Securities, Inc.,
270	Series 2003-8, Class APO, PO, 08/25/33	207
1,020	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,034
1,662	Series 2004-4, Class A4, 5.500%, 06/25/34	1,734
1,305	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,348
256	Series 2005-6, Class APO, PO, 09/25/35	187
	Citigroup Mortgage Loan Trust, Inc.,
846	Series 2003-1, Class 2A5, 5.250%, 10/25/33	858
304	Series 2003-1, Class PO3, PO, 09/25/33	235
49	Series 2003-1, Class WA2, 6.500%, 06/25/31	51
64	Series 2003-1, Class WPO2, PO, 06/25/31	52
76	Series 2003-UP3, Class A3, 7.000%, 09/25/33	78
520	Series 2003-UST1, Class A1, 5.500%, 12/25/18	544
91	Series 2003-UST1, Class PO1, PO, 12/25/18	79
85	Series 2003-UST1, Class PO2, PO, 12/25/18	72
45	Series 2003-UST1, Class PO3, PO, 12/25/18	40
730	Series 2004-UST1, Class A3, VAR, 2.349%, 08/25/34	695
831	Series 2004-UST1, Class A6, VAR, 5.095%, 08/25/34	844
366	Series 2005-1, Class 2A1A, VAR, 2.660%, 04/25/35	214

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,267	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,223
1,045	Series 2005-5, Class 1A2, VAR, 2.854%, 08/25/35	538
3,159	Series 2008-AR4, Class 1A1A, VAR, 5.174%, 11/25/38 (e)	3,155
2,120	Series 2009-10, Class 1A1, VAR, 2.467%, 09/25/33 (e)	2,062
2,124	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,204
2,851	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,902
1,138	Series 2010-7, Class 10A1, VAR, 2.729%, 02/25/35 (e)	1,088
1,255	Series 2011-3, Class 1A1, VAR, 0.337%, 02/25/47 (e)	1,228
1,902	Series 2011-10, Class 4A1, VAR, 0.435%, 02/25/46 (e) (f) (i)	1,702
	Countrywide Alternative Loan Trust,
270	Series 2002-8, Class A4, 6.500%, 07/25/32	283
987	Series 2002-11, Class M, 6.500%, 10/25/32	948
336	Series 2003-6T2, Class A6, 5.500%, 06/25/33	315
314	Series 2003-J1, Class PO, PO, 10/25/33	248
1,610	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,530
1,916	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,958
166	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	171
374	Series 2005-5R, Class A1, 5.250%, 12/25/18	380
2,571	Series 2005-1CB, Class 1A6, IF, IO, 6.843%, 03/25/35	340
8,706	Series 2005-20CB, Class 3A8, IF, IO, 4.493%, 07/25/35	970
6,924	Series 2005-22T1, Class A2, IF, IO, 4.813%, 06/25/35	674
188	Series 2005-26CB, Class A10, IF, 12.584%, 07/25/35	189
98	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	96
316	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	275
12,054	Series 2005-37T1, Class A2, IF, IO, 4.793%, 09/25/35	1,544
2,054	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,584
13,049	Series 2005-54CB, Class 1A2, IF, IO, 4.593%, 11/25/35	1,871
55	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	49
1,473	Series 2005-57CB, Class 3A2, IF, IO, 4.843%, 12/25/35	191
957	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	636
1,195	Series 2005-86CB, Class A11, 5.500%, 02/25/36	814
4,978	Series 2005-J1, Class 1A4, IF, IO, 4.843%, 02/25/35	493
29,802	Series 2006-7CB, Class 1A2, IF, IO, 5.043%, 05/25/36	4,002
1,268	Series 2006-26CB, Class A9, 6.500%, 09/25/36	805
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,266	Series 2002-36, Class A22, 6.000%, 01/25/33	1,302
180	Series 2003-18, Class A12, 5.500%, 07/25/33	172
786	Series 2003-26, Class 1A6, 3.500%, 08/25/33	779
195	Series 2003-34, Class A6, 5.250%, 09/25/33	196
3,019	Series 2003-39, Class A6, 5.000%, 10/25/33	2,972
208	Series 2003-44, Class A9, PO, 10/25/33	173
162	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	166
2,281	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,358
405	Series 2003-J7, Class 4A3, IF, 9.441%, 08/25/18	394
264	Series 2004-3, Class PO, PO, 04/25/34	204
2,322	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,400
247	Series 2004-7, Class 2A1, VAR, 2.278%, 06/25/34	209
1,541	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,571
669	Series 2004-28R, Class A1, 5.500%, 08/25/33	671
373	Series 2004-HYB1, Class 2A, VAR, 2.776%, 05/20/34	307
1,451	Series 2004-HYB3, Class 2A, VAR, 2.553%, 06/20/34	1,091
969	Series 2004-HYB6, Class A3, VAR, 2.708%, 11/20/34	718
480	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	489
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,145
2,609	Series 2005-22, Class 2A1, VAR, 2.740%, 11/25/35	1,690
7,918	Series 2007-4, Class 1A52, IF, IO, 5.143%, 05/25/37	1,126

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Credit Suisse Mortgage Capital Certificates,
2,878	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,878
695	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	696
1,150	Series 2010-16, Class A3, VAR, 3.930%, 06/25/50 (e)	1,012
2,250	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	1,749
1,566	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,571
1,082	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	1,113
2,197	Series 2010-11R, Class A1, VAR, 1.260%, 06/28/47 (e)	2,105
598	Series 2010-12R, Class 14A1, VAR, 2.676%, 09/26/46 (e)	595
1,193	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,181
774	Series 2010-15R, Class 7A1, VAR, 5.171%, 10/26/37 (e)	771
500	Series 2010-15R, Class 7A2, VAR, 5.171%, 10/26/37 (e)	449
2,693	Series 2011-1R, Class A1, VAR, 1.259%, 02/27/47 (e)	2,640
1,784	Series 2011-6R, Class 3A1, VAR, 2.860%, 07/28/36 (e)	1,632
7,212	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	7,176
8,234	Series 2011-9R, Class A1, VAR, 2.259%, 03/27/46 (e)	8,111
	CS First Boston Mortgage Securities Corp.,
1,282	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,127
1,169	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,190
3,801	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,940
1,890	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,953
931	Series 2003-29, Class 1A1, 6.500%, 12/25/33	967
615	Series 2003-29, Class 5A1, 7.000%, 12/25/33	655
1,383	Series 2003-AR15, Class 3A1, VAR, 2.813%, 06/25/33	1,300
1,519	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,600
1,193	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,230
1,636	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,719
1,579	Series 2004-8, Class 3A5, 5.500%, 12/25/34	1,633
3,124	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	441
2,191	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	313
942	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.575%, 02/25/20	961
	Deutsche Mortgage Securities, Inc.,
886	Series 2009-RS2, Class 4A1, VAR, 0.375%, 04/26/37 (e)	828
470	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	460
1,348	Series 2010-RS2, Class A1, VAR, 1.510%, 06/28/47 (e)	1,347
	First Horizon Alternative Mortgage Securities,
1,539	Series 2004-AA4, Class A1, VAR, 2.237%, 10/25/34	1,233
447	Series 2005-AA5, Class 1A2, VAR, 2.374%, 07/25/35	83
961	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	649
11,800	Series 2007-FA4, Class 1A2, IF, IO, 5.393%, 08/25/37	1,694
	First Horizon Asset Securities, Inc.,
241	Series 2003-7, Class 2A1, 4.500%, 09/25/18	247
346	Series 2003-8, Class 2A1, 4.500%, 09/25/18	349
2,145	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,169
641	Series 2004-AR2, Class 2A1, VAR, 2.762%, 05/25/34	566
401	Series 2004-AR7, Class 2A1, VAR, 2.699%, 02/25/35 (m)	377
685	Series 2004-AR7, Class 2A2, VAR, 2.699%, 02/25/35	577
1,439	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	1,285
1,000	Freedom Trust, Series 2011-3, Class A11, VAR, 4.104%, 09/01/51 (e)	980
	GMAC Mortgage Corp. Loan Trust,
936	Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	881
2,573	Series 2003-AR2, Class 2A4, VAR, 2.981%, 12/19/33	2,342
199	Series 2003-J7, Class A10, 5.500%, 11/25/33	209
1,466	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,507
214	Series 2003-J8, Class A, 5.250%, 12/25/33	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,391	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,423
120	Series 2004-J2, Class A2, VAR, 0.757%, 06/25/34	119
3,329	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,506
1,256	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,287
445	Series 2005-AR3, Class 3A3, VAR, 3.063%, 06/19/35	418
3,424	Series 2005-AR3, Class 3A4, VAR, 3.063%, 06/19/35	2,741
113	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	113
	GSMPS Mortgage Loan Trust,
702	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	702
346	Series 2004-4, Class 1AF, VAR, 0.657%, 06/25/34 (e)	282
694	Series 2005-RP2, Class 1AF, VAR, 0.607%, 03/25/35 (e)	561
1,575	Series 2005-RP3, Class 1AF, VAR, 0.607%, 09/25/35 (e)	1,236
3,758	Series 2006-RP2, Class 1AS2, IF, IO, 5.814%, 04/25/36 (e)	570
	GSR Mortgage Loan Trust,
521	Series 2003-13, Class 1A1, VAR, 4.443%, 10/25/33	517
193	Series 2003-6F, Class A2, VAR, 0.657%, 09/25/32	183
1,547	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,529
165	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	165
4,465	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	4,649
3,944	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	4,135
107	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	108
319	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	313
466	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	467
1,655	Series 2005-5F, Class 8A3, VAR, 0.757%, 06/25/35	1,593
5,233	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,066
962	Series 2006-1F, Class 1AP, PO, 02/25/36	729
8,298	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,506
3,100	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,901
598	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.777%, 04/25/35	359
	Impac Secured Assets CMN Owner Trust,
1,411	Series 2001-8, Class A6, 6.440%, 01/25/32	1,416
1,490	Series 2006-1, Class 2A1, VAR, 0.607%, 05/25/36	1,325
3,092	Series 2006-2, Class 2A1, VAR, 0.607%, 08/25/36	2,671
	Indymac Index Mortgage Loan Trust,
9,928	Series 2005-AR11, Class A7, IO, VAR, 0.183%, 08/25/35	50
321	Series 2006-AR3, Class 2A1A, VAR, 2.728%, 03/25/36	146
	JP Morgan Mortgage Trust,
755	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	709
803	Series 2004-A4, Class 1A1, VAR, 2.759%, 09/25/34	774
492	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	506
2,000	Series 2005-A1, Class 3A4, VAR, 5.019%, 02/25/35	1,855
620	Series 2005-A1, Class 5A1, VAR, 4.450%, 02/25/35	614
2,900	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	2,674
4,179	Series 2006-A2, Class 5A3, VAR, 2.648%, 11/25/33	3,829
987	Series 2006-A3, Class 6A1, VAR, 2.781%, 08/25/34	837
963	Series 2007-A1, Class 5A2, VAR, 2.780%, 07/25/35	851
1,111	JP Morgan Reremic, Series 2010- 4, Class 7A1, VAR, 4.273%, 08/26/35 (e)	1,089
51	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	48
	Lehman Mortgage Trust,
1,162	Series 2006-2, Class 1A1, VAR, 6.487%, 04/25/36	1,113
790	Series 2007-6, Class 1A8, 6.000%, 07/25/37	589
1,500	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,106
	LVII Resecuritization Trust,
1,606	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	1,520
3,150	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	3,111
	MASTR Adjustable Rate Mortgages Trust,
236	Series 2004-3, Class 4A2, VAR, 2.249%, 04/25/34	206
56	Series 2004-4, Class 2A1, VAR, 2.136%, 05/25/34	32

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
842	Series 2004-13, Class 2A1, VAR, 2.669%, 04/21/34	805
2,691	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	2,632
3,000	Series 2004-13, Class 3A7, VAR, 2.718%, 11/21/34	2,795
315	Series 2004-15, Class 3A1, VAR, 3.024%, 12/25/34	229
	MASTR Alternative Loans Trust,
492	Series 2003-4, Class 2A1, 6.250%, 06/25/33	497
485	Series 2003-8, Class 3A1, 5.500%, 12/25/33	492
1,132	Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,173
264	Series 2003-9, Class 8A1, 6.000%, 01/25/34	264
161	Series 2004-1, Class 30PO, PO, 02/25/34	109
845	Series 2004-3, Class 2A1, 6.250%, 04/25/34	854
354	Series 2004-3, Class 30PO, PO, 04/25/34	282
354	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	58
430	Series 2004-5, Class 30PO, PO, 06/25/34	288
202	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	39
239	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	45
2,107	Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,091
197	Series 2004-7, Class 30PO, PO, 08/25/34	127
786	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	154
683	Series 2004-10, Class 1A1, 4.500%, 09/25/19	695
3,296	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	423
	MASTR Asset Securitization Trust,
529	Series 2003-2, Class 1A1, 5.000%, 03/25/18	543
201	Series 2003-2, Class 2A1, 4.500%, 03/25/18	204
978	Series 2003-3, Class 3A18, 5.500%, 04/25/33	1,014
176	Series 2003-4, Class 3A2, 5.000%, 05/25/18	181
216	Series 2003-4, Class 5A1, 5.500%, 05/25/33	229
347	Series 2003-8, Class 1A1, 5.500%, 09/25/33	363
10	Series 2003-8, Class 3A2, VAR, 0.657%, 09/25/33	11
395	Series 2003-9, Class 15PO, PO, 10/25/18	349
159	Series 2003-10, Class 15PO, PO, 11/25/18	140
86	Series 2003-11, Class 15PO, PO, 12/25/18	75
636	Series 2003-12, Class 6A1, 5.000%, 12/25/33	647
169	Series 2004-1, Class 30PO, PO, 02/25/34	127
173	Series 2004-3, Class PO, PO, 03/25/34	135
464	Series 2004-4, Class 3A1, 4.500%, 04/25/19	473
923	Series 2004-6, Class 2A9, 5.250%, 11/26/16	930
247	Series 2004-8, Class 1A1, 4.750%, 08/25/19	254
269	Series 2004-8, Class PO, PO, 08/25/19	236
117	Series 2004-9, Class 5A1, 5.250%, 09/25/19	120
1,286	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,361
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	882
3,744	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.607%, 05/25/35 (e)	2,966
2,915	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,157
	Merrill Lynch Mortgage Investors, Inc.,
341	Series 2003-A4, Class 2A, VAR, 2.730%, 07/25/33	313
1,254	Series 2003-A5, Class 2A6, VAR, 2.396%, 08/25/33	1,136
1,596	Series 2004-A4, Class A2, VAR, 2.612%, 08/25/34	1,491
217	Series 2005-A1, Class 3A, VAR, 2.771%, 12/25/34	192
	Merrill Lynch Trust,
1	Series 7, Class B, PO, 04/20/18	1
50	Series 47, Class Z, 8.985%, 10/20/20	55
	MLCC Mortgage Investors, Inc.,
1,042	Series 2003-A, Class 2A2, VAR, 1.295%, 03/25/28	901
930	Series 2003-E, Class A1, VAR, 0.877%, 10/25/28	808
1,327	Series 2004-1, Class 2A1, VAR, 2.080%, 12/25/34	1,249
1,226	Series 2004-D, Class A2, VAR, 0.835%, 08/25/29	1,050
1,101	Series 2004-E, Class A2A, VAR, 0.887%, 11/25/29	992

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
1,850		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	1,876
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,191.330%, 04/20/21	9
		MortgageIT Trust,
781		Series 2005-1, Class 1A1, VAR, 0.577%, 02/25/35	596
303		Series 2005-5, Class A1, VAR, 0.517%, 12/25/35	186
		Nomura Asset Acceptance Corp.,
278		Series 2003-A1, Class A1, 5.500%, 05/25/33	289
70		Series 2003-A1, Class A2, 6.000%, 05/25/33	70
45		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
36		Series 2003-A1, Class A7, 5.000%, 04/25/18	36
759		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	764
2,496		PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (f) (i)	2,489
		Prime Mortgage Trust,
178		Series 2004-1, Class 2A3, 5.250%, 08/25/34	184
1,673		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,769
812		Series 2005-4, Class 2PO, PO, 10/25/35	597
2,100		PRLM GW-8458 WA12/01/41 (d)	2,374
		RBSSP Resecuritization Trust,
1,290		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,324
558		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	585
1,364		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,372
1,294		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,317
1,300		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,333
2,043		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,150
2,099		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	2,120
952		Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	970
2,643		Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	2,636
1,957		Series 2010-9, Class 1A1, VAR, 0.442%, 07/26/37 (e) (f) (i)	1,686
2,600		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,580
		Residential Accredit Loans, Inc.,
306		Series 2001-QS19, Class A2, 6.000%, 12/25/16	312
79		Series 2002-QS16, Class A3, IF, 16.085%, 10/25/17	90
1,084		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,067
242		Series 2003-QR24, Class A5, 4.000%, 07/25/33	242
300		Series 2003-QS1, Class A6, 4.250%, 01/25/33	301
806		Series 2003-QS12, Class A2A, IF, IO, 7.343%, 06/25/18	109
353		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	36
1,193		Series 2003-QS13, Class A5, VAR, 0.907%, 07/25/33	1,026
7,087		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	144
907		Series 2003-QS14, Class A1, 5.000%, 07/25/18	922
926		Series 2003-QS18, Class A1, 5.000%, 09/25/18	952
904		Series 2003-QS19, Class A1, 5.750%, 10/25/33	935
261		Series 2003-QS3, Class A2, IF, 15.934%, 02/25/18	293
465		Series 2003-QS3, Class A8, IF, IO, 7.343%, 02/25/18	47
661		Series 2003-QS9, Class A3, IF, IO, 7.293%, 05/25/18	91
1,082		Series 2004-QA4, Class NB3, VAR, 3.745%, 09/25/34	992
389		Series 2004-QA6, Class NB2, VAR, 3.058%, 12/26/34	245
732		Series 2004-QS10, Class A6, 6.000%, 07/25/34	758
1,509		Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,321
288		Series 2004-QS8, Class A2, 5.000%, 06/25/34	288
312		Series 2005-QA10, Class A31, VAR, 3.608%, 09/25/35	184
2,000		Series 2005-QA6, Class A32, VAR, 5.569%, 05/25/35	1,002
651		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	398
		Residential Asset Securitization Trust,
104		Series 2002-A13, Class A4, 5.250%, 12/25/17	107
572		Series 2003-A13, Class A3, 5.500%, 01/25/34	571
153		Series 2003-A14, Class A1, 4.750%, 02/25/19	155
694		Series 2003-A5, Class A1, 5.500%, 06/25/33	709

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,007	Series 2004-IP2, Class 1A1, VAR, 2.543%, 12/25/34	842
3,650	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	737
6,885	Series 2005-A2, Class A4, IF, IO, 4.793%, 03/25/35	754
1,324	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	844
809	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	560
	Residential Funding Mortgage Securities I,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,581
280	Series 2003-S14, Class A4, PO, 07/25/18	263
790	Series 2003-S16, Class A3, 5.000%, 09/25/18	814
772	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	789
1,654	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,737
666	Series 2004-S6, Class 2A6, PO, 06/25/34	518
77	Series 2004-S6, Class 3A5, 4.500%, 06/25/19	77
894	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	581
	Residential Funding Securities LLC,
33	Series 2002-RM1, Class API, PO, 12/25/17	30
52	Series 2003-RM2, Class AP-3, PO, 05/25/33	35
	Salomon Brothers Mortgage Securities VII, Inc.,
1,516	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	1,401
107	Series 2003-UP2, Class PO1, PO, 12/25/18	92
	Sequoia Mortgage Trust,
1,817	Series 2003-1, Class 1A, VAR, 0.635%, 04/20/33	1,602
1,215	Series 2004-8, Class A1, VAR, 0.605%, 09/20/34	974
1,903	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,559
1,563	Series 2004-10, Class A1A, VAR, 0.565%, 11/20/34	1,356
3,752	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	3,748
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.951%, 06/25/34	2,767
1,970	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.915%, 10/19/34	1,618
	Structured Asset Securities Corp.,
68	Series 2002-10H, Class 1AP, PO, 05/25/32	50
264	Series 2003-8, Class 1A2, 5.000%, 04/25/18	270
625	Series 2003-16, Class A3, VAR, 0.757%, 06/25/33	594
33	Series 2003-21, Class 1A3, 5.500%, 07/25/33	34
664	Series 2003-32, Class 1A1, VAR, 5.235%, 11/25/33	697
401	Series 2003-31A, Class B1, VAR, 2.460%, 10/25/33	160
1,219	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,233
616	Series 2003-33H, Class 1APO, PO, 10/25/33	468
1,079	Series 2003-34A, Class 3A3, VAR, 2.472%, 11/25/33	945
4,492	Series 2003-37A, Class 2A, VAR, 5.015%, 12/25/33	4,435
1,248	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	1,254
3,090	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,017
764	Series 2005-6, Class 4A1, 5.000%, 05/25/35	752
	Thornburg Mortgage Securities Trust,
257	Series 2003-4, Class A1, VAR, 0.897%, 09/25/43	230
247	Series 2004-1, Class II2A, VAR, 1.747%, 03/25/44	208
	Vericrest Opportunity Loan Transferee,
1,682	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	1,685
2,200	Series 2011-NL1A, Class A2, VAR, 9.077%, 12/26/50 (e) (f) (i)	2,194
1,703	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	1,701
2,000	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	2,001
1,714	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	1,714
671	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	671
	WaMu Mortgage Pass-Through Certificates,
141	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	144
1,497	Series 2003-AR7, Class A7, VAR, 2.446%, 08/25/33	1,412

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,076	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	1,010
4,232	Series 2003-AR9, Class 1A6, VAR, 2.462%, 09/25/33	4,004
1,056	Series 2003-AR9, Class 2A, VAR, 2.562%, 09/25/33	1,005
1,750	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,806
85	Series 2003-S10, Class A5, 5.000%, 10/25/18	84
13	Series 2003-S10, Class A6, PO, 10/25/18	13
414	Series 2003-S11, Class 2A5, IF, 16.343%, 11/25/33	436
410	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	419
234	Series 2003-S7, Class A1, 4.500%, 08/25/18	240
798	Series 2003-S8, Class A4, 4.500%, 09/25/18	808
899	Series 2003-S8, Class A6, 4.500%, 09/25/18	916
4,601	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,742
180	Series 2003-S9, Class P, PO, 10/25/33	135
271	Series 2004-AR3, Class A1, VAR, 2.570%, 06/25/34	262
1,835	Series 2004-AR3, Class A2, VAR, 2.570%, 06/25/34	1,774
1,579	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,619
441	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	460
732	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	758
797	Series 2004-S1, Class 1A3, VAR, 0.657%, 03/25/34	775
3,622	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,711
385	Series 2006-AR10, Class 2P, VAR, 09/25/36	212
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
440	Series 2005-1, Class 1A1, 5.500%, 03/25/35	380
12,042	Series 2005-2, Class 1A4, IF, IO, 4.793%, 04/25/35	1,269
1,378	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,108
349	Series 2005-4, Class DP, PO, 06/25/20	282
1,618	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,266
15,286	Series 2005-11, Class A4, IF, IO, 4.693%, 01/25/36	1,782
	Washington Mutual MSC Mortgage Pass-Through Certificates,
963	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	994
139	Series 2004-RA4, Class 1P, PO, 04/25/19	132
1,081	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A10, 4.750%, 10/25/18	1,110
	Wells Fargo Mortgage-Backed Securities Trust,
663	Series 2003-8, Class A9, 4.500%, 08/25/18	692
764	Series 2003-11, Class 1A4, 4.750%, 10/25/18	762
337	Series 2003-11, Class 1APO, PO, 10/25/18	298
699	Series 2003-13, Class A7, 4.500%, 11/25/18	709
141	Series 2003-14, Class 1A1, 4.750%, 12/25/18	145
1,156	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,193
348	Series 2003-16, Class 2A1, 4.500%, 12/25/18	355
9,838	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	23
686	Series 2003-17, Class APO, PO, 01/25/34	521
827	Series 2003-K, Class 1A1, VAR, 4.432%, 11/25/33	836
227	Series 2003-K, Class 1A2, VAR, 4.432%, 11/25/33	234
470	Series 2004-1, Class A1102/25/34	357
350	Series 2004-2, Class APO, PO, 01/25/19	308
264	Series 2004-7, Class 2A1, 4.500%, 07/25/19	269
912	Series 2004-7, Class 2A2, 5.000%, 07/25/19	938
436	Series 2004-B, Class A1, VAR, 4.917%, 02/25/34	446
942	Series 2004-BB, Class A4, VAR, 2.706%, 01/25/35	898
2,078	Series 2004-EE, Class 2A1, VAR, 2.710%, 12/25/34	1,950
260	Series 2004-EE, Class 2A2, VAR, 2.710%, 12/25/34	246
1,086	Series 2004-EE, Class 3A1, VAR, 2.737%, 12/25/34	1,043
2,505	Series 2004-I, Class 1A1, VAR, 2.700%, 07/25/34	2,305
4,824	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	4,578
175	Series 2004-Q, Class 1A3, VAR, 2.617%, 09/25/34	163

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,318	Series 2004-U, Class A1, VAR, 2.721%, 10/25/34	3,124
1,456	Series 2004-V, Class 1A1, VAR, 2.712%, 10/25/34	1,375
777	Series 2005-1, Class 2A1, 5.000%, 01/25/20	804
434	Series 2005-9, Class 1APO, PO, 10/25/35	326
1,074	Series 2005-13, Class A1, 5.000%, 11/25/20	1,117
120	Series 2005-15, Class APO, PO, 12/25/20	105
684	Series 2005-AR16, Class 2A1, VAR, 2.705%, 02/25/34	602
1,373	Series 2005-AR8, Class 2A1, VAR, 2.711%, 06/25/35	1,273
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,077
1,458	Series 2007-11, Class A14, 6.000%, 08/25/37	1,317

		547,891

	Total Collateralized Mortgage Obligations (Cost $1,642,155)	1,729,326

Commercial Mortgage-Backed Securities — 1.7%
	Banc of America Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	754
800	Series 2005-3, Class AM, 4.727%, 07/10/43	808
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	549
1,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,082
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,190
	Bear Stearns Commercial Mortgage Securities,
1,000	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,081
500	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	551
1,446	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,518
4,242	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	4,393
26,825	GS Mortgage Securities Corp. II, Series 2006-GG8, Class X, IO, VAR, 0.816%, 11/10/39 (e)	614
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	2,107
1,200	Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,264
105,776	Series 2006-CB15, Class X1, IO, VAR, 0.106%, 06/12/43	729
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,807
66,014	Series 2006-C1, Class XCL, IO, VAR, 0.166%, 02/15/41 (e)	703
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.854%, 05/12/39	554
	Morgan Stanley Capital I,
2,500	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,635
250	Series 2007-T27, Class A4, VAR, 5.794%, 06/11/42	281
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,268
	Morgan Stanley Reremic Trust,
950	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	953
4,000	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	4,079
3,000	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	2,997
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,690
4,193	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	4,188
	Wachovia Bank Commercial Mortgage Trust,
1,118	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,200
140,501	Series 2006-C24, Class XC, IO, VAR, 0.085%, 03/15/45 (e)	594
1,250	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,304

	Total Commercial Mortgage-Backed Securities (Cost $44,164)	44,893

Mortgage Pass-Through Securities — 28.0%
	Federal Home Loan Mortgage Corp.,
301	ARM, 2.098%, 10/01/36	317
351	ARM, 2.106%, 08/01/36	369
626	ARM, 2.185%, 10/01/36	660
202	ARM, 2.334%, 03/01/35	213
300	ARM, 2.480%, 12/01/33	310
464	ARM, 2.492%, 05/01/36	489
361	ARM, 2.500%, 04/01/34	378
390	ARM, 2.525%, 11/01/36	414
454	ARM, 2.528%, 12/01/35	480
298	ARM, 2.538%, 09/01/36	316
152	ARM, 2.657%, 07/01/37	162

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
367	ARM, 2.741%, 03/01/36	387
1,332	ARM, 2.882%, 10/01/36	1,413
80	ARM, 3.148%, 01/01/30	85
1,128	ARM, 3.165%, 03/01/37	1,197
693	ARM, 3.220%, 03/01/36	740
946	ARM, 4.996%, 01/01/35	1,015
358	ARM, 5.278%, 05/01/38	381
596	ARM, 5.343%, 11/01/36	626
427	ARM, 5.570%, 04/01/38	454
252	ARM, 5.730%, 05/01/37	269
280	ARM, 5.865%, 02/01/37	296
424	ARM, 5.972%, 12/01/36	448
1,924	ARM, 6.007%, 11/01/36	2,063
918	ARM, 6.011%, 06/01/36	984
160	ARM, 6.011%, 02/01/37	171
214	ARM, 6.043%, 10/01/36	231
391	ARM, 6.057%, 02/01/37	413
257	ARM, 6.060%, 10/01/37	273
417	ARM, 6.182%, 09/01/37	444
283	ARM, 6.392%, 02/01/37	306
715	ARM, 6.660%, 11/01/36	771
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
237	3.500%, 05/01/19	248
5,090	4.000%, 07/01/18 - 06/01/19 (m)	5,369
2,106	4.500%, 07/01/14 - 10/01/18	2,189
351	5.000%, 12/01/18	378
16,099	5.500%, 06/01/17 - 01/01/24	17,449
3,506	6.000%, 06/01/17 - 03/01/22	3,812
810	6.500%, 01/01/13 - 03/01/22	882
370	7.000%, 01/01/17 - 07/01/17	400
2	7.500%, 10/01/14 - 12/01/15	2
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,748	5.500%, 04/01/27 - 03/01/28	5,128
1,068	6.000%, 01/01/14 - 02/01/24	1,169
2,055	6.500%, 05/01/22 - 01/01/28	2,282
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,950	4.000%, 10/01/33	2,043
9,668	4.500%, 05/01/41	10,194
12,606	5.000%, 05/01/36 - 08/01/40	13,492
4,603	5.500%, 10/01/33 - 07/01/35	4,993
1,088	6.000%, 11/01/28 - 12/01/33	1,205
7,728	6.500%, 05/01/24 - 03/01/38 (m)	8,728
1,586	7.000%, 07/01/29 - 10/01/36	1,815
239	7.500%, 09/01/38	276
46	8.500%, 08/01/30	56
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,696	7.500%, 01/01/32 - 12/01/36	1,981
1,135	10.000%, 10/01/30	1,361
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
8,691	5.500%, 02/01/18 - 12/01/35	9,357
8,115	6.500%, 11/01/36 - 10/17/38	9,134
466	7.000%, 12/01/14 - 08/01/47	515
110	10.500%, 07/20/21	125
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10	7.500%, 03/01/17 - 05/01/17	11
8	8.750%, 06/01/17	8
4	10.500%, 05/01/19	5
9	12.000%, 08/01/15 - 07/01/19	10
	Federal National Mortgage Association,
696	ARM, 1.584%, 08/01/34	712
276	ARM, 1.786%, 01/01/33	281
332	ARM, 1.921%, 02/01/35	348
20	ARM, 1.947%, 03/01/19	21
619	ARM, 1.949%, 02/01/35	647
3,791	ARM, 1.969%, 01/01/35 (m)	3,988
576	ARM, 1.975%, 09/01/36	605
412	ARM, 2.060%, 10/01/34	428
1,145	ARM, 2.117%, 05/01/35	1,200
357	ARM, 2.147%, 01/01/36	372
246	ARM, 2.236%, 04/01/34	257
152	ARM, 2.277%, 11/01/33	159
249	ARM, 2.291%, 04/01/34	262
601	ARM, 2.299%, 11/01/33	629
389	ARM, 2.315%, 10/01/34	409
535	ARM, 2.320%, 10/01/34	562
446	ARM, 2.335%, 06/01/34	467
288	ARM, 2.339%, 09/01/35	304
381	ARM, 2.352%, 09/01/34	402
362	ARM, 2.356%, 08/01/34	380
348	ARM, 2.373%, 06/01/35	366
878	ARM, 2.377%, 07/01/33	929
593	ARM, 2.409%, 10/01/34	625
434	ARM, 2.417%, 10/01/36	457
165	ARM, 2.428%, 05/01/35	173
484	ARM, 2.447%, 02/01/34	509
483	ARM, 2.460%, 05/01/34	510
194	ARM, 2.470%, 05/01/35	205
1,187	ARM, 2.486%, 04/01/35	1,248
509	ARM, 2.500%, 08/01/34	537
140	ARM, 2.505%, 01/01/34	147
397	ARM, 2.520%, 07/01/36	420
705	ARM, 2.546%, 10/01/34	744
410	ARM, 2.560%, 09/01/33	433
857	ARM, 2.573%, 06/01/36	911
412	ARM, 2.589%, 08/01/36	435
626	ARM, 2.641%, 12/01/36	652
825	ARM, 2.750%, 04/01/35	868
246	ARM, 2.794%, 12/01/36	257
339	ARM, 2.816%, 10/01/36	357
7,219	ARM, 2.951%, 03/01/36	7,604
30	ARM, 3.173%, 09/01/27	32
537	ARM, 3.809%, 11/01/37	568
381	ARM, 3.886%, 11/01/36	406
110	ARM, 3.924%, 03/01/29	117
1,147	ARM, 4.432%, 07/01/37	1,214
744	ARM, 4.942%, 07/01/33	794

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
375	ARM, 5.232%, 01/01/38	401
1,007	ARM, 5.405%, 12/01/37	1,078
188	ARM, 5.564%, 07/01/37	201
4,090	ARM, 5.629%, 01/01/23	4,443
2,479	ARM, 6.070%, 11/01/18	2,676
	Federal National Mortgage Association, 15 Year, Single Family,
1,130	3.500%, 08/01/18	1,183
9,247	4.000%, 07/01/18 - 12/01/18 (m)	9,798
4,619	4.500%, 07/01/18 - 09/01/20	4,971
4,023	5.000%, 12/01/16 - 08/01/24	4,342
8,003	5.500%, 11/01/18 - 11/01/23	8,685
13,862	6.000%, 06/01/16 - 07/01/24	15,047
2,681	6.500%, 09/01/13 - 02/01/24	2,945
1,522	7.000%, 12/01/16 - 08/01/21	1,672
80	7.500%, 03/01/17 - 10/01/17	88
68	8.000%, 11/01/12 - 01/01/16	72
	Federal National Mortgage Association, 20 Year, Single Family,
8,280	3.500%, 12/01/30	8,539
3,036	5.000%, 10/01/25	3,293
1,425	5.500%, 02/01/23 - 08/01/23	1,559
10,445	6.000%, 04/01/24 - 09/01/29	11,463
2,766	6.500%, 06/01/16 - 12/01/27	3,060
73	7.500%, 09/01/21	85
	Federal National Mortgage Association, 30 Year, FHA/VA,
85	6.000%, 09/01/33	94
4,259	6.500%, 02/01/29 - 08/01/37	4,809
261	7.000%, 10/01/28 - 02/01/33	300
81	8.000%, 06/01/28	95
20	8.500%, 03/01/30 - 06/01/30	24
347	9.000%, 05/01/18 - 06/01/31	402
15	10.000%, 07/01/19	15
15	10.500%, 11/01/18	15
30	11.000%, 04/01/19	34
	Federal National Mortgage Association, 30 Year, Single Family,
4,400	4.000%, 08/01/33 - 04/01/34	4,623
2,851	4.500%, 05/01/29 - 09/01/34	3,031
18,528	5.000%, 05/01/33 - 08/01/40	19,948
17,281	5.500%, 11/01/32 - 10/01/39	18,895
7,750	6.000%, 12/01/28 - 09/01/36	8,606
32	6.250%, 07/01/23	35
20,861	6.500%, 11/01/29 - 10/01/38	23,343
9,295	7.000%, 04/01/20 - 01/01/39	10,589
5,629	7.500%, 08/01/36 - 04/01/39	6,605
1,110	8.000%, 03/01/27 - 10/01/36	1,296
135	8.500%, 12/01/27 - 02/01/30	158
1	9.000%, 04/01/26	1
11	9.500%, 07/01/28	13
9	10.000%, 02/01/24	11
12	12.500%, 01/01/16	12
	Federal National Mortgage Association, Other,
1,471	2.573%, 10/01/17	1,501
3,000	2.779%, 10/01/17	3,083
2,459	2.970%, 11/01/18	2,530
7,000	3.063%, 09/01/17	7,262
2,000	3.290%, 10/01/20	2,067
2,650	3.337%, 11/01/20	2,728
2,000	3.379%, 11/01/20	2,061
3,000	3.389%, 10/01/20	3,100
4,100	3.461%, 11/01/20	4,251
3,692	3.472%, 10/01/20	3,833
3,600	3.482%, 11/01/20	3,739
2,830	3.492%, 01/01/18	2,983
2,066	3.500%, 11/01/40	2,109
2,000	3.503%, 08/01/17	2,110
5,912	3.544%, 09/01/20 - 10/01/20	6,162
1,200	3.590%, 10/01/21	1,252
2,500	3.596%, 12/01/20	2,612
2,957	3.600%, 09/01/20	3,115
6,875	3.621%, 09/01/20	7,202
5,000	3.638%, 12/01/20	5,164
7,543	3.658%, 01/01/18 - 10/01/20	7,975
789	3.709%, 12/01/20	830
14,961	3.730%, 06/01/18	16,089
13,569	3.740%, 09/01/20	14,313
1,500	3.751%, 01/01/18	1,598
3,000	3.802%, 09/01/20	3,175
6,526	3.864%, 07/01/20 - 08/01/20	6,935
7,000	3.895%, 01/01/21 - 08/01/21	7,438
2,600	3.926%, 08/01/20	2,767
1,600	3.930%, 07/01/20	1,720
2,471	3.937%, 01/01/19	2,650
3,000	3.960%, 08/01/20	3,230
2,000	3.980%, 11/01/16	2,125
2,489	3.988%, 07/01/21	2,659
3,000	3.999%, 01/01/21	3,211
1,039	4.000%, 11/01/33	1,059
2,000	4.061%, 01/01/21	2,149
20,175	4.081%, 07/01/20 - 07/01/21	21,686
5,969	4.102%, 06/01/21 - 07/01/21	6,420
2,388	4.123%, 07/01/21	2,573
2,457	4.130%, 07/01/20	2,669
3,992	4.185%, 08/01/21	4,314
8,000	4.195%, 07/01/21	8,657
8,000	4.201%, 07/01/20	8,598
1,965	4.257%, 04/01/20	2,133
4,713	4.288%, 08/01/21	5,126
4,000	4.290%, 06/01/20	4,386
8,802	4.298%, 03/01/21 - 07/01/21	9,582
5,843	4.319%, 12/01/19	6,363
9,000	4.340%, 06/01/21	9,895
4,000	4.350%, 04/01/20	4,401
4,602	4.371%, 03/01/20	5,025
1,600	4.380%, 04/01/21	1,764
4,500	4.381%, 06/01/21	4,921
2,000	4.391%, 04/01/21	2,187
7,286	4.399%, 02/01/20	8,057
24,382	4.424%, 01/01/20	26,761
4,942	4.443%, 08/01/20 - 04/01/21	5,379

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
992	4.444%, 01/01/21	1,095
7,958	4.453%, 06/01/21	8,741
2,489	4.464%, 06/01/21	2,735
1,500	4.474%, 02/01/21	1,649
2,076	4.495%, 02/01/21	2,284
295	4.500%, 08/01/33	313
3,931	4.514%, 04/01/20	4,348
4,917	4.515%, 02/01/20	5,435
2,475	4.526%, 01/01/21	2,728
4,497	4.540%, 01/01/20	4,991
5,800	4.546%, 02/01/20	6,398
5,985	4.629%, 02/01/21 - 06/01/21	6,634
4,918	4.681%, 12/01/19	5,473
1,500	4.701%, 04/01/21	1,670
4,960	4.794%, 01/01/21	5,547
918	5.000%, 04/01/22 - 01/01/36	967
4,265	5.135%, 02/01/31	4,742
5,198	5.500%, 03/01/17 - 04/01/38	5,547
4,757	6.000%, 02/01/36 - 11/01/39	5,143
793	6.500%, 10/01/35 - 06/01/36	877
2,321	7.000%, 12/01/36 - 10/01/46	2,620
28	10.195%, 06/15/21	32
2	10.250%, 07/15/13	3
7	11.000%, 08/20/20	8
121	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	131
	Government National Mortgage Association II, 30 Year, Single Family,
441	3.500%, 09/20/33	459
1,978	5.500%, 09/20/39	2,209
11,699	6.000%, 08/20/39	13,215
4,224	6.500%, 10/20/33 - 01/20/39	4,778
25	7.500%, 02/20/28 - 09/20/28	29
39	8.000%, 06/20/26 - 11/20/28	45
23	8.500%, 03/20/25 - 05/20/25	27
1,365	Government National Mortgage Association II, Other, 6.500%, 09/20/34	1,545
	Government National Mortgage Association, 15 Year, Single Family,
317	6.000%, 06/15/18	345
73	7.000%, 09/15/14 - 10/15/16	79
58	7.500%, 11/15/17	64
170	8.000%, 01/15/16	184
	Government National Mortgage Association, 20 Year, Single Family,
573	6.500%, 08/15/22 - 11/15/23	663
58	7.000%, 08/15/23	66
	Government National Mortgage Association, 30 Year, Single Family,
99	6.375%, 08/15/26	114
4,157	6.500%, 10/15/27 - 04/15/33	4,770
3,188	7.000%, 09/15/31 - 03/15/37	3,694
115	7.500%, 11/15/22 - 01/15/33	136
14	8.000%, 09/15/22 - 04/15/28	17
14	9.000%, 02/15/30 - 01/15/31	15
1,066	9.500%, 10/15/24	1,279
10	11.000%, 01/15/21	11

	Total Mortgage Pass-Through Securities (Cost $728,613)	757,737

U.S. Government Agency Securities — 0.4%
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,217
	Federal National Mortgage Association,
3,000	07/05/14	2,932
3,000	Zero Coupon, 06/01/17	2,737
2,000	5.375%, 06/12/17	2,407

	Total U.S. Government Agency Securities (Cost $8,637)	9,293

U.S. Treasury Obligations — 0.5%
	U.S. Treasury Bonds,
343	8.125%, 08/15/19	506
350	8.500%, 02/15/20	534
1,737	U.S. Treasury Notes, 3.125%, 05/15/19	1,924
	U.S. Treasury STRIPS,
3,000	02/15/15	2,948
129	02/15/16	125
486	02/15/17	459
700	05/15/19	615
6,339	05/15/20	5,364
500	08/15/20	419
150	02/15/25	104
200	08/15/28	121
500	02/15/29	297
650	11/15/30	361

	Total U.S. Treasury Obligations (Cost $12,592)	13,777

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
71,108	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $71,108)	71,108

	Total Investments — 99.1% (Cost $2,565,586)	2,683,556
	Other Assets in Excess of Liabilities — 0.9%	25,193

	NET ASSETS — 100.0%	$2,708,749

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $28,610,000 which amounts to 1.1% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,925
Aggregate gross unrealized depreciation	(29,955)

Net unrealized appreciation/depreciation	$117,970

Federal income tax cost of investments	$2,565,586

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$50,319	$7,103	$57,422
Collateralized Mortgage Obligations
Agency CMO	—	1,181,435	—	1,181,435
Non-Agency CMO	—	526,384	21,507	547,891

Total Collateralized Mortgage Obligations	—	1,707,819	21,507	1,729,326

Commercial Mortgage-Backed Securities	—	44,893	—	44,893
Mortgage Pass-Through Securities	—	757,737	—	757,737
U.S. Government Agency Securities	—	9,293	—	9,293
U.S. Treasury Obligations	—	13,777	—	13,777
Short-Term Investments
Investment Companies	71,108	—	—	71,108

Total Investments in Securities	$71,108	$2,583,838	$28,610	$2,683,556

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Asset-Backed Securities	$3,327	$—	$(19)	$4		$8,380	$(4,589)	$—	$—	$7,103
Collateralized Mortgage Obligations
Non-Agency CMO	6,113	1,149	(117)	—	(a)	22,073	(4,955)	—	(2,756)	21,507

Total	$9,440	$1,149	$(136)	$4		$30,453	$(9,544)	$—	$(2,756)	$28,610

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(136,000).

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 95.5%
	Alabama — 1.3%
	Other Revenue — 1.3%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 12/01/12	1,815
2,000	Rev., 5.750%, 12/01/19	2,022
2,290	Rev., 5.850%, 12/01/13	2,322
3,000	Chatom Industrial Development Board, Power South Energy, Series B, Rev., 4.000%, 08/01/15	3,196

	Total Alabama	9,355

	Alaska — 0.7%
	Housing — 0.3%
1,985	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	2,062

	Other Revenue — 0.4%
750	City of Valdez, BP Pipelines Project, Series B, Rev., 5.000%, 01/01/16	838
2,170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	2,001

		2,839

	Total Alaska	4,901

	Arizona — 3.3%
	Certificate of Participation/Lease — 0.7%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,331
2,910	Pinal County, COP, 5.250%, 12/01/19	3,050

		5,381

	Hospital — 0.6%
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/20	994
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,265

		4,259

	Housing — 0.2%
	Maricopa County IDA, Single Family Mortgage,
978	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	995
135	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 03/01/34	140
130	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 03/01/34	136

		1,271

	Other Revenue — 1.4%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,286
4,790	Arizona Transportation Board, Maricopa County, Regional Area Road Fund, Rev., 5.000%, 07/01/16	5,588
3,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	3,303

		10,177

	Water & Sewer — 0.4%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,328

	Total Arizona	24,416

	Arkansas — 0.7%
	Housing — 0.1%
630	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	660

	Special Tax — 0.6%
270	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	283
950	City of Rogers, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	962
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,046

		4,291

	Total Arkansas	4,951

	California — 3.7%
	General Obligation — 1.0%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,064
3,000	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	1,663
3,000	Mount San Antonio Community College District, GO, Zero Coupon, 05/01/15	2,836
2,000	State of California, GO, 5.000%, 10/01/15	2,247

		7,810

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 0.6%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/22	4,430

	Housing — 0.8%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,415
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
10	Series A, Rev., GNMA/FNMA, 5.000%, 12/01/11	10
1,240	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	1,280
3,000	State of California, Veterans, GO, 4.900%, 12/01/25	3,033

		5,738

	Other Revenue — 1.1%
2,155	Bay Area Toll Authority, California Toll San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/25	2,367
2,780	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,813
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,049
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,242

		8,471

	Water & Sewer — 0.2%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,219

	Total California	27,668

	Colorado — 2.6%
	General Obligation — 0.6%
1,000	Adams & Arapahoe Joint School District 28J Aurora, GO, NATL-RE, 5.250%, 12/01/25	1,100
2,925	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	3,612

		4,712

	Hospital — 0.3%
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/22	2,513

	Housing — 1.0%
885	Colorado Housing & Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 11/01/29	328
	Colorado Housing & Finance Authority, Multi-Family Project,
825	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	842
820	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/13	834
	Colorado Housing & Finance Authority, Single Family Program,
60	Series B-2, Rev., NATL-RE-IBC, 6.800%, 04/01/30	61
625	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 04/01/31	639
1,784	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	1,775
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
85	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	86
195	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	200
110	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	112
1,289	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 06/01/39	1,366
655	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	664
124	IDK Partners III Trust, Pass-Through Certificates, 5.100%, 08/01/23 (f) (i)	124

		7,031

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., VAR, 5.375%, 12/01/11	1,920

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.3%
1,750	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.000%, 09/01/21	1,911

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	147

	Transportation — 0.1%
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 01/01/13	678

	Total Colorado	18,912

	Connecticut — 0.7%
	Other Revenue — 0.7%
	Connecticut State Higher Education Supplemental Loan Authority, Chesla Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,595
1,560	Series A, Rev., 5.250%, 11/15/23	1,786
1,500	Series A, Rev., 5.250%, 11/15/24	1,693

	Total Connecticut	5,074

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Single Family Mortgage,
3,155	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	3,325
525	Series D-1, Rev., AMT, 4.625%, 01/01/23	526

	Total Delaware	3,851

	District of Columbia — 1.7%
	Housing — 0.1%
750	District of Columbia Housing Finance Agency, Single Family Mortgage, Series B, Rev., AMT, 5.625%, 06/01/35	769

	Other Revenue — 0.5%
	District of Columbia, Income Tax,
1,500	Series A, Rev., 5.000%, 12/01/18	1,817
1,650	Series B, Rev., 5.250%, 12/01/29	1,846

		3,663

	Transportation — 1.1%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/21	3,390
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,466

		7,856

	Total District of Columbia	12,288

	Florida — 6.8%
	Certificate of Participation/Lease — 0.9%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,617
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,176

		6,793

	Education — 0.7%
	Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Student Housing,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,360
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,832

		5,192

	General Obligation — 0.2%
1,250	Florida State Board Education, Public Education Capital Outlay 2004, Series C, GO, 5.000%, 06/01/24	1,375

	Hospital — 0.1%
500	Highlands County Health Facilities Authority, Adventist Health, Series A, Rev., VAR, 5.000%, 11/15/16	555

	Housing — 1.6%
1,145	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	1,123
1,790	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,816
1,975	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	2,125
	Hillsborough County Housing Finance Authority, Single Family Mortgage,

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — Continued
965	Rev., AMT, GNMA FNMA FHLMC, 5.200%, 04/01/38	1,008
935	Series 2, Rev., AMT, GNMA FNMA FHLMC, 4.400%, 10/01/27	921
540	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	566
385	Orange County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/32	410
1,305	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	1,366
	Pinellas County Housing Finance Authority, Multi-County Program,
1,265	Series A-2, Rev., AMT, GNMA FNMA FHLMC, 4.900%, 09/01/27	1,319
905	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36	927

		11,581

	Other Revenue — 1.4%
2,000	Florida Housing Finance Corp., Homeowner Mortgage, Series B, Rev., GNMA, 4.500%, 01/01/29	2,148
1,400	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,514
2,900	Florida Water Pollution Control Financing Corp., Series A, Rev., 5.000%, 07/15/22	3,468
1,035	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16	1,177
1,000	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22	1,050
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,099

		10,456

	Special Tax — 0.3%
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 10/01/16	2,289

	Utility — 0.8%
5,000	City of Port St. Lucie, Rev., NATL- RE, 5.250%, 09/01/24	5,796

	Water & Sewer — 0.8%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,277

	Total Florida	50,314

	Georgia — 1.9%
	Certificate of Participation/Lease — 0.8%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,920

	General Obligation — 0.8%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,226

	Housing — 0.3%
1,815	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,867

	Total Georgia	14,013

	Hawaii — 0.7%
	General Obligation — 0.7%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,673
2,900	Series D, GO, 5.250%, 09/01/27	3,276

	Total Hawaii	4,949

	Idaho — 0.1%
	Housing — 0.1%
600	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/20	615
	Idaho Housing & Finance Association, Single Family Mortgage,
25	Series D, Rev., FHA/VA/RECD MTGS, 6.450%, 07/01/14	25
80	Series E-2, Rev., 5.950%, 07/01/14	80
80	Series H, Rev., FHA/VA MTGS, 6.050%, 07/01/14	80

	Total Idaho	800

	Illinois — 3.8%
	General Obligation — 1.5%
	Chicago Board of Education,

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
3,000	Series C, GO, 5.250%, 12/01/24	3,190
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,082
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/16 (p)	359
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,393
3,680	State of Illinois, Series 1, GO, NATL- RE, FGIC, 6.000%, 11/01/26	4,206

		11,230

	Hospital — 0.2%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 11/15/23	1,519

	Housing — 1.5%
	City of Aurora, Single Family Mortgage,
1,431	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	1,560
1,544	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	1,575
	City of Chicago, Single Family Mortgage,
935	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 10/01/33	978
1,820	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	1,844
2,500	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	2,586
2,265	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	2,395
35	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 04/01/27	35

		10,973

	Other Revenue — 0.6%
1,000	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke Company Project, Rev., VAR, 2.125%, 07/01/14	1,009
	Railsplitter Tobacco Settlement Authority,
1,500	Rev., 5.000%, 06/01/19	1,630
1,500	Rev., 5.250%, 06/01/20	1,629

		4,268

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	28,090

	Indiana — 2.7%
	General Obligation — 0.2%
1,375	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA/COLL, 4.500%, 06/01/28	1,478

	Hospital — 0.6%
	Indiana Health & Educational Facilities Financing Authority, Baptist Homes of Indiana,
410	Rev., 5.000%, 11/15/12	421
1,095	Rev., 5.000%, 11/15/15	1,166
1,000	Rev., 5.250%, 11/15/25	1,000
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A- 1, Rev., VAR, 5.000%, 05/01/13	1,855

		4,442

	Housing — 0.2%
1,295	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	1,332

	Other Revenue — 0.7%
2,000	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,287
500	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	540
2,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/27	2,170

		4,997

	Transportation — 0.4%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,200

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.6%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,417

	Total Indiana	19,866

	Iowa — 0.4%
	Housing — 0.4%
805	Iowa Finance Authority, Mortgage- Backed Securities Program, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	862
2,345	Multi-Family Housing, Bond Pass- Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 11/01/15	2,345

	Total Iowa	3,207

	Kansas — 1.5%
	Housing — 1.5%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
1,930	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/37	2,001
815	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	866
440	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	474
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
610	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	655
2,580	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	2,622
1,830	Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	1,922
1,810	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/38	1,846
825	Series B-3, Rev., GNMA/FNMA, 5.850%, 12/01/34	872

	Total Kansas	11,258

	Louisiana — 2.3%
	Certificate of Participation/Lease — 0.2%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,102

	Hospital — 0.6%
360	St. Tammany Parish Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	341
515	St. Tammany Parish Hospital Service District No. 2, Series B, GO, RADIAN, 5.250%, 03/01/12	520
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
2,000	Series A, Rev., 5.375%, 02/01/14	2,077
1,190	Series A, Rev., 5.375%, 02/01/16	1,229

		4,167

	Housing — 0.7%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
100	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/28	102
2,055	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	2,088
473	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	513
2,085	Jefferson Parish Finance Authority, Single Family Mortgage, Series C, Rev., GNMA/FNMA, 4.500%, 12/01/24	2,108
640	Louisiana Housing Finance Agency, Home Ownership Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	656

		5,467

	Other Revenue — 0.5%
500	Louisiana Housing Finance Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA, 4.600%, 12/01/28	540
2,930	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,305

		3,845

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 0.3%
2,290	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	2,419

	Total Louisiana	17,000

	Maryland — 2.4%
	General Obligation — 2.2%
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,138
3,000	Series B, GO, 5.000%, 03/01/19	3,689
6,000	State of Maryland, State and Local Facilities Lien, Series 1, GO, 5.000%, 03/15/17 (p)	7,159

		15,986

	Housing — 0.2%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/24	321
725	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	771
555	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	579
100	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 12/01/34	102

		1,773

	Total Maryland	17,759

	Massachusetts — 2.6%
	Education — 0.3%
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,128
1,060	Rev., 5.000%, 10/15/17	1,134

		2,262

	General Obligation — 0.4%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,119

	Housing — 1.0%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,134
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	1,025
	New Bedford Housing Authority, Capital Funding Program,
700	Series A, Rev., 3.600%, 10/01/12	718
725	Series A, Rev., 3.750%, 10/01/13	763
750	Series A, Rev., 3.900%, 10/01/14	807

		7,447

	Water & Sewer — 0.9%
5,000	Massachusetts State Water Pollution Abatement, Pool Program, Rev., 5.250%, 08/01/24	6,221

	Total Massachusetts	19,049

	Michigan — 3.3%
	Education — 0.7%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,823

	Hospital — 0.8%
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,067
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,142
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,533

		5,742

	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,071
2,625	Michigan State Housing Development Authority, Single Family Mortgage, Series A, Rev., AMT, 5.000%, 06/01/30	2,727

		4,798

	Other Revenue — 0.4%
1,705	Saginaw County Economic Development Corp., BGI South LLC- Recovery Zone, Rev., 5.000%, 12/01/20	1,882
1,215	Wayne County Airport Authority, Detroit Metropolitan Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,317

		3,199

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.8%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	5,876

	Total Michigan	24,438

	Minnesota — 3.6%
	General Obligation — 1.4%
2,805	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-2, GO, GNMA/FNMA/FHLMC, 5.520%, 03/01/41	2,886
1,915	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, GO, GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	2,046
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,495

		10,427

	Housing — 1.5%
	Dakota County Community Development Agency, Mortgage- Backed Securities Program, Single Family Mortgage,
4,241	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	4,471
588	Series B, Rev., GNMA FNMA FHLMC, 5.150%, 12/01/38	621
3,082	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	3,264
1,370	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,371
965	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., VAR, AMT, 5.500%, 01/01/38	1,002

		10,729

	Other Revenue — 0.7%
990	Dakota County Community Development Agency, Mortgage- Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	1,064
750	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	811
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,170
1,070	Rev., 5.250%, 08/01/25	1,217
825	Rev., 5.250%, 08/01/26	909

		5,171

	Total Minnesota	26,327

	Mississippi — 0.9%
	Housing — 0.6%
4,565	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	4,682

	Other Revenue — 0.3%
1,950	Mississippi Home Corp., Series A, Rev., GNMA FNMA FHLMC, 4.500%, 12/01/31	2,078

	Total Mississippi	6,760

	Missouri — 1.3%
	Housing — 1.0%
	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage,
1,295	Rev., AMT, GNMA, 6.000%, 03/01/36	1,371
2,600	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	2,747
625	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	635
900	Series E-1, Rev., FHLMC, 5.000%, 11/01/27	974
1,525	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,630

		7,357

	Transportation — 0.3%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,267

	Total Missouri	9,624

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Montana — 0.1%
	Housing — 0.1%
	Montana Board of Housing, Single Family Mortgage,
320	Series B, Rev., 5.500%, 12/01/37	338
685	Series B-2, Rev., AMT, 6.000%, 12/01/29	693

	Total Montana	1,031

	Nebraska — 0.3%
	Housing — 0.3%
	Nebraska Investment Finance Authority, Single Family Housing,
1,130	Series C, Rev., 5.500%, 03/01/36	1,162
790	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/31	803

	Total Nebraska	1,965

	Nevada — 2.0%
	Education — 0.8%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 07/01/19	5,956

	General Obligation — 0.7%
3,500	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/18	3,793
1,360	Las Vegas Convention & Visitors Authority, GO, AMBAC, 5.000%, 07/01/29	1,386

		5,179

	Housing — 0.3%
640	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	641
1,352	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	1,422

		2,063

	Other Revenue — 0.2%
1,650	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, AGM, 5.400%, 06/01/14	1,674

	Total Nevada	14,872

	New Hampshire — 1.0%
	Housing — 0.2%
1,415	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,551

	Other Revenue — 0.8%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,484
900	Rev., NATL-RE, 5.500%, 06/01/27	1,126

		5,610

	Total New Hampshire	7,161

	New Jersey — 1.9%
	General Obligation — 0.2%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,563

	Other Revenue — 1.4%
2,310	Casino Reinvestment Development Authority, Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,421
1,300	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	1,410
	Tobacco Settlement Financing Corp.,
2,500	Series 1A, Rev., 5.000%, 06/01/14	2,640
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,222
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,561

		10,254

	Transportation — 0.3%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,359

	Total New Jersey	14,176

	New Mexico — 1.1%
	General Obligation — 0.1%
1,000	New Mexico Finance Authority, State Transportation, Senior Lien, GO, 5.000%, 06/15/17	1,190

	Housing — 1.0%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
2,225	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	2,236
705	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	747

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — Continued
2,130	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/33	2,160
1,985	Series D-1, Class I, Rev., AMT, GNMA/FMNA/FHLMC, 5.850%, 01/01/37	2,139

		7,282

	Total New Mexico	8,472

	New York — 5.4%
	Certificate of Participation/Lease — 2.3%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	5,988
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,113
5,900	New York State Dormitory Authority, Personal Education, Series C, Rev., COP, 5.000%, 03/15/26	6,534
1,675	Tobacco Settlement Financing Corp., Asset-Backed Securities, Series B-1, Rev., COP, XLCA-ICR, 4.000%, 06/01/12	1,705

		17,340

	Education — 1.2%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 12/01/23	2,096
5,000	New York State Dormitory Authority, Personal Education, Series A, Rev., 5.000%, 03/15/21	5,709
1,295	New York State Dormitory Authority, University Educational Facilities, Series B, Rev., VAR, 5.250%, 05/15/12	1,323

		9,128

	General Obligation — 0.3%
1,700	New York City, Series D, GO, 5.000%, 11/01/22	1,863

	Housing — 0.3%
2,000	New York State Mortgage Agency, Rev., 5.000%, 04/01/28	2,154

	Resource Recovery — 0.3%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., AGM, 5.000%, 07/01/13	2,269

	Special Tax — 0.3%
2,000	New York State Dormitory Authority, Personal Education, Series A, Rev., 5.250%, 02/15/24	2,286

	Transportation — 0.7%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,561
1,365	Monroe County, Airport Authority, Greater Rochester International Airport, Rev., NATL-RE, 5.250%, 01/01/12	1,369

		4,930

	Total New York	39,970

	North Carolina — 2.9%
	Education — 0.7%
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,579
3,300	University of North Carolina System, Appalachian State University, Series B1, Rev., 5.250%, 10/01/23	3,864

		5,443

	Housing — 0.8%
440	Asheville Housing Authority, Multi- Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/15	470
	North Carolina Housing Finance Agency, Home Ownership,
1,185	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/36	1,210
1,290	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/38	1,331
2,740	Series 30-A, Rev., AMT, 5.500%, 01/01/39	2,823

		5,834

	Other Revenue — 0.8%
1,000	North Carolina Capital Facilities Finance Agency, Waste Management of Carolinas Project, Rev., VAR, 3.375%, 08/01/14	1,028
3,000	State of North Carolina, Capital Improvement, Series A, Rev., 5.000%, 05/01/17	3,544
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,415

		5,987

	Water & Sewer — 0.6%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	4,007

	Total North Carolina	21,271

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	North Dakota — 1.0%
	General Obligation — 0.2%
1,450	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, GO, 4.500%, 01/01/35	1,514

	Housing — 0.3%
1,935	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	2,075

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,061

	Other Revenue — 0.3%
1,980	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	2,104

	Total North Dakota	7,754

	Ohio — 3.6%
	General Obligation — 1.0%
1,000	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,218
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	6,225

		7,443

	Housing — 0.3%
350	Cuyahoga County, Carter Manor, Multi-Family Housing, Rev., GNMA, 4.000%, 09/20/14	360
60	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	60
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
310	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	314
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	591
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,031

		2,356

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,105	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	1,095
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC - Fifth Third Bank, 6.250%, 05/15/16	388
370	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Tax Allocation, Series B, 4.500%, 05/15/30	289

		1,772

	Other Revenue — 1.2%
1,300	American Municipal Power, Inc., Prairie Street Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,472
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,126
3,000	Franklin County, Facilities, Ohiohealth Corp., Series D, Rev., VAR, 4.000%, 08/01/16	3,263
95	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	103
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/16	2,765

		8,729

	Prerefunded — 0.1%
350	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series C, Rev., 5.350%, 11/15/12 (p)	359

	Water & Sewer — 0.8%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	5,986

	Total Ohio	26,645

	Oklahoma — 0.8%
	General Obligation — 0.2%
1,700	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, GO, GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,819

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 0.6%
430	Canadian County Home Finance Authority, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA COLL, 6.700%, 09/01/32	438
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
2,720	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	2,812
935	Series A-2, Rev., GNMA, 5.700%, 04/01/36	968

		4,218

	Total Oklahoma	6,037

	Oregon — 1.1%
	General Obligation — 0.3%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,181

	Housing — 0.3%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC - Bank of West, 5.100%, 11/01/17	2,616

	Other Revenue — 0.5%
3,260	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	3,480

	Total Oregon	8,277

	Other Territories — 0.4%
	Housing — 0.4%
1,965	Multi-Family Housing, Bond Pass- Through Certificates, Series 7, Rev., VAR, 5.850%, 11/01/21	1,909
1,205	Multi-Family Housing, Bond Pass- Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,149

	Total Other Territories	3,058

	Pennsylvania — 3.9%
	Education — 0.9%
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,029
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,556

		6,585

	General Obligation — 0.7%
	City of Philadelphia,
3,000	Series A, GO, AGM, 5.000%, 08/01/14	3,255
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,714

		4,969

	Housing — 0.2%
775	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/37	799
100	Philadelphia Authority for Industrial Development, Senior Living, Arbor House Project, Series E, Rev., 4.700%, 07/01/13	101
80	Philadelphia Authority for Industrial Development, Senior Living, Rieder House Project, Series A, Rev., 4.700%, 07/01/13	81
85	Philadelphia Authority for Industrial Development, Senior Living, Saligman House Project, Series C, Rev., 4.700%, 07/01/13	86

		1,067

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
3,000	Bucks County IDA, Waste Management, Inc. Project, Rev., VAR, 2.875%, 02/01/13	3,044
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste, Waste Management, Inc. Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,568

		4,612

	Other Revenue — 1.0%
3,000	Allegheny County Airport Authority, Series 2B, Rev., VAR, FGIC, 5.000%, 01/01/18	3,159
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Tax Allocation, Series A, 5.000%, 12/15/11	1,236

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply, Series A, Rev., VAR, 3.000%, 09/01/15	3,049

		7,444

	Resource Recovery — 0.5%
3,925	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	3,908

	Total Pennsylvania	28,585

	South Carolina — 3.5%
	Certificate of Participation/Lease — 0.9%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/22	3,882
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/20	2,674

		6,556

	General Obligation — 0.9%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,736

	Hospital — 0.8%
1,090	Lexington County Health Services District, Inc., Rev., 6.000%, 05/01/14	1,202
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 02/15/23	4,446

		5,648

	Other Revenue — 0.2%
1,170	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,266
	Utility — 0.7%
5,000	South Carolina State Public Service Authority, Series A, Rev., NATL-RE, FGIC, 5.250%, 01/01/21	5,558

	Total South Carolina	25,764

	South Dakota — 0.5%
	Housing — 0.3%
2,190	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	2,345

	Other Revenue — 0.2%
1,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., 5.000%, 09/01/17	1,126

	Total South Dakota	3,471

	Tennessee — 3.6%
	General Obligation — 0.6%
4,290	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, 3.750%, 01/01/25	4,266

	Housing — 1.2%
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Multi-Family Housing, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 10/01/17	2,143
	Tennessee Housing Development Agency,
2,455	Series A-1, Rev., 5.000%, 01/01/27	2,646
2,440	Series A-2, Rev., 4.200%, 07/01/25	2,491
1,265	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	1,325

		8,605

	Other Revenue — 0.2%
1,410	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	1,626

	Transportation — 0.1%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,086

	Utility — 0.7%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	4,895

	Water & Sewer — 0.8%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., AGM, 5.250%, 01/01/21	6,130

	Total Tennessee	26,608

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Texas — 8.0%
	General Obligation — 2.2%
1,150	Conroe Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/19	1,374
4,000	Fort Bend County, GO, 5.250%, 03/01/28	4,418
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/26	2,703
	Little Elm Independent School District, Unrefunded Balance,
5	GO, PSF-GTD, Zero Coupon, 08/15/30	2
5	GO, PSF-GTD, Zero Coupon, 08/15/31	2
5	GO, PSF-GTD, Zero Coupon, 08/15/32	1
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,321
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	2,223
2,500	Wichita Falls Independent School District, School Building, GO, PSF- GTD, 5.000%, 02/01/25	2,806

		15,850

	Hospital — 0.0% (g)
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	102

	Housing — 1.5%
155	Houston Housing Finance Corp., Sterlingshire Apartments, Multi-Family Housing, Series A-2, Rev., 4.250%, 11/01/12	157
1,495	Multi-Family Housing, Bond Pass- Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 05/01/16	1,495
2,105	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	2,242
715	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/28	730
1,572	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA FNMA FHLMC, 5.300%, 10/01/39	1,662
3,600	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA FNMA FHLMC, 5.350%, 09/01/39	3,741
545	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA/COLL, 6.200%, 03/01/32	558
586	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, SIngle Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	621

		11,206

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	980
2,000	Rev., 5.000%, 02/01/23	2,142

		3,122

	Other Revenue — 0.9%
1,980	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	2,167
4,175	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/26	4,574

		6,741

	Transportation — 1.9%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/16	3,213
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,308
1,500	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/22	1,634
6,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/23	6,779

		13,934

	Utility — 0.3%
	Harris County Cultural Education Facilities Finance Corp., Teco Project,

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — Continued
950	Series A, Rev., 5.000%, 11/15/15	1,090
1,025	Series B, Rev., 5.000%, 11/15/13	1,113

		2,203

	Water & Sewer — 0.8%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,694

	Total Texas	58,852

	Utah — 0.5%
	Education — 0.5%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL- RE, 5.250%, 04/01/23	3,978

	Housing — 0.0% (g)
100	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	100

	Total Utah	4,078

	Vermont — 0.4%
	Other Revenue — 0.4%
2,250	Vermont Municipal Bond Bank, Series 1, Rev., 5.000%, 12/01/23	2,625

	Virginia — 1.8%
	General Obligation — 0.5%
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,709

	Other Revenue — 0.3%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,422

	Resource Recovery — 0.4%
	Virginia Resources Authority, Pooled Financing,
1,110	Series A, Rev., 5.000%, 11/01/17	1,332
1,500	Series B, Rev., 5.000%, 11/01/16	1,767

		3,099

	Transportation — 0.6%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series C, Rev., 5.000%, 05/15/24	4,439

	Total Virginia	13,669

	Washington — 0.7%
	General Obligation — 0.2%
1,035	City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	1,228

	Housing — 0.3%
2,095	Washington Housing Finance Commission, GNMA Mortgage- Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/26	2,203

	Other Revenue — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	557
1,000	Port of Seattle, Intermediate Lien, Series C, Rev., AMT, 5.000%, 02/01/16	1,109

		1,666

	Total Washington	5,097

	Wisconsin — 1.5%
	Education — 0.7%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., 4.780%, 05/01/29 (f) (i)	5,087

	General Obligation — 0.8%
3,500	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,276
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,655

		5,931

	Total Wisconsin	11,018

	Total Municipal Bonds (Cost $677,890)	705,326

SHARES
Investment Company — 0.7%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	5,493

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.5%
	Investment Company — 2.5%
18,423	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $18,423)	18,423

	Total Investments — 98.7% (Cost $701,743)	729,242
	Other Assets in Excess of Liabilities — 1.3%	9,490

	NET ASSETS — 100.0%	$738,732

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
XLCA	—	Insured by XL Capital Assurance

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $5,211,000 which amounts to 0.7% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. (t) The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,152
Aggregate gross unrealized depreciation	(1,653)

Net unrealized appreciation/depreciation	$27,499

Federal income tax cost of investments	$701,743

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$9,355	$—	$9,355
Alaska
Housing	—	2,062	—	2,062
Other Revenue	—	2,839	—	2,839

Total Alaska	—	4,901	—	4,901

Arizona
Certificate of Participation/Lease	—	5,381	—	5,381
Hospital	—	4,259	—	4,259
Housing	—	1,271	—	1,271
Other Revenue	—	10,177	—	10,177
Water & Sewer	—	3,328	—	3,328

Total Arizona	—	24,416	—	24,416

Arkansas
Housing	—	660	—	660
Special Tax	—	4,291	—	4,291

Total Arkansas	—	4,951	—	4,951

California
General Obligation	—	7,810	—	7,810
Hospital	—	4,430	—	4,430
Housing	—	5,738	—	5,738
Other Revenue	—	8,471	—	8,471
Water & Sewer	—	1,219	—	1,219

Total California	—	27,668	—	27,668

Colorado
General Obligation	—	4,712	—	4,712
Hospital	—	2,513	—	2,513
Housing	—	6,907	124	7,031
Industrial Development
Revenue/Pollution Control
Revenue	—	1,920	—	1,920
Other Revenue	—	1,911	—	1,911
Prerefunded	—	147	—	147
Transportation	—	678	—	678

Total Colorado	—	18,788	124	18,912

Connecticut
Other Revenue	—	5,074	—	5,074
Delaware

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	—	3,851	—	3,851
District of Columbia
Housing	—	769	—	769
Other Revenue	—	3,663	—	3,663
Transportation	—	7,856	—	7,856

Total District of Columbia	—	12,288	—	12,288

Florida
Certificate of Participation/Lease	—	6,793	—	6,793
Education	—	5,192	—	5,192
General Obligation	—	1,375	—	1,375
Hospital	—	555	—	555
Housing	—	11,581	—	11,581
Other Revenue	—	10,456	—	10,456
Special Tax	—	2,289	—	2,289
Utility	—	5,796	—	5,796
Water & Sewer	—	6,277	—	6,277

Total Florida	—	50,314	—	50,314

Georgia
Certificate of Participation/Lease	—	5,920	—	5,920
General Obligation	—	6,226	—	6,226
Housing	—	1,867	—	1,867

Total Georgia	—	14,013	—	14,013

Hawaii
General Obligation	—	4,949	—	4,949
Idaho
Housing	—	800	—	800
Illinois
General Obligation	—	11,230	—	11,230
Hospital	—	1,519	—	1,519
Housing	—	10,973	—	10,973
Other Revenue	—	4,268	—	4,268
Transportation	—	100	—	100

Total Illinois	—	28,090	—	28,090

Indiana
General Obligation	—	1,478	—	1,478
Hospital	—	4,442	—	4,442
Housing	—	1,332	—	1,332
Other Revenue	—	4,997	—	4,997
Transportation	—	3,200	—	3,200
Water & Sewer	—	4,417	—	4,417

Total Indiana	—	19,866	—	19,866

Iowa
Housing	—	3,207	—	3,207
Kansas
Housing	—	11,258	—	11,258
Louisiana
Certificate of Participation/Lease	—	1,102	—	1,102
Hospital	—	4,167	—	4,167
Housing	—	5,467	—	5,467
Other Revenue	—	3,845	—	3,845
Utility	—	2,419	—	2,419

Total Louisiana	—	17,000	—	17,000

Maryland
General Obligation	—	15,986	—	15,986

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	—	1,773	—	1,773

Total Maryland	—	17,759	—	17,759

Massachusetts
Education	—	2,262	—	2,262
General Obligation	—	3,119	—	3,119
Housing	—	7,447	—	7,447
Water & Sewer	—	6,221	—	6,221

Total Massachusetts	—	19,049	—	19,049

Michigan
Education	—	4,823	—	4,823
Hospital	—	5,742	—	5,742
Housing	—	4,798	—	4,798
Other Revenue	—	3,199	—	3,199
Water & Sewer	—	5,876	—	5,876

Total Michigan	—	24,438	—	24,438

Minnesota
General Obligation	—	10,427	—	10,427
Housing	—	10,729	—	10,729
Other Revenue	—	5,171	—	5,171

Total Minnesota	—	26,327	—	26,327

Mississippi
Housing	—	4,682	—	4,682
Other Revenue	—	2,078	—	2,078

Total Mississippi	—	6,760	—	6,760

Missouri
Housing	—	7,357	—	7,357
Transportation	—	2,267	—	2,267

Total Missouri	—	9,624	—	9,624

Montana
Housing	—	1,031	—	1,031
Nebraska
Housing	—	1,965	—	1,965
Nevada
Education	—	5,956	—	5,956
General Obligation	—	5,179	—	5,179
Housing	—	2,063	—	2,063
Other Revenue	—	1,674	—	1,674

Total Nevada	—	14,872	—	14,872

New Hampshire
Housing	—	1,551	—	1,551
Other Revenue	—	5,610	—	5,610

Total New Hampshire	—	7,161	—	7,161

New Jersey
General Obligation	—	1,563	—	1,563
Other Revenue	—	10,254	—	10,254
Transportation	—	2,359	—	2,359

Total New Jersey	—	14,176	—	14,176

New Mexico
General Obligation	—	1,190	—	1,190
Housing	—	7,282	—	7,282

Total New Mexico	—	8,472	—	8,472

New York
Certificate of Participation/Lease	—	17,340	—	17,340
Education	—	9,128	—	9,128
General Obligation	—	1,863	—	1,863

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	—	2,154	—	2,154
Resource Recovery	—	2,269	—	2,269
Special Tax	—	2,286	—	2,286
Transportation	—	4,930	—	4,930

Total New York	—	39,970	—	39,970

North Carolina
Education	—	5,443	—	5,443
Housing	—	5,834	—	5,834
Other Revenue	—	5,987	—	5,987
Water & Sewer	—	4,007	—	4,007

Total North Carolina	—	21,271	—	21,271

North Dakota
General Obligation	—	1,514	—	1,514
Housing	—	2,075	—	2,075
Industrial Development
Revenue/Pollution Control
Revenue	—	2,061	—	2,061
Other Revenue	—	2,104	—	2,104

Total North Dakota	—	7,754	—	7,754

Ohio
General Obligation	—	7,443	—	7,443
Housing	—	2,356	—	2,356
Industrial Development
Revenue/Pollution Control
Revenue	—	1,772	—	1,772
Other Revenue	—	8,729	—	8,729
Prerefunded	—	359	—	359
Water & Sewer	—	5,986	—	5,986

Total Ohio	—	26,645	—	26,645

Oklahoma
General Obligation	—	1,819	—	1,819
Housing	—	4,218	—	4,218

Total Oklahoma	—	6,037	—	6,037

Oregon
General Obligation	—	2,181	—	2,181
Housing	—	2,616	—	2,616
Other Revenue	—	3,480	—	3,480

Total Oregon	—	8,277	—	8,277

Other Territories
Housing	—	3,058	—	3,058
Pennsylvania
Education	—	6,585	—	6,585
General Obligation	—	4,969	—	4,969
Housing	—	1,067	—	1,067
Industrial Development
Revenue/Pollution Control
Revenue	—	4,612	—	4,612
Other Revenue	—	7,444	—	7,444
Resource Recovery	—	3,908	—	3,908

Total Pennsylvania	—	28,585	—	28,585

South Carolina
Certificate of Participation/Lease	—	6,556	—	6,556
General Obligation	—	6,736	—	6,736
Hospital	—	5,648	—	5,648
Other Revenue	—	1,266	—	1,266

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utility	—	5,558	—	5,558

Total South Carolina	—	25,764	—	25,764

South Dakota
Housing	—	2,345	—	2,345
Other Revenue	—	1,126	—	1,126

Total South Dakota	—	3,471	—	3,471

Tennessee
General Obligation	—	4,266	—	4,266
Housing	—	8,605	—	8,605
Other Revenue	—	1,626	—	1,626
Transportation	—	1,086	—	1,086
Utility	—	4,895	—	4,895
Water & Sewer	—	6,130	—	6,130

Total Tennessee	—	26,608	—	26,608

Texas
General Obligation	—	15,850	—	15,850
Hospital	—	102	—	102
Housing	—	11,206	—	11,206
Industrial Development
Revenue/Pollution Control
Revenue	—	3,122	—	3,122
Other Revenue	—	6,741	—	6,741
Transportation	—	13,934	—	13,934
Utility	—	2,203	—	2,203
Water & Sewer	—	5,694	—	5,694

Total Texas	—	58,852	—	58,852

Utah
Education	—	3,978	—	3,978
Housing	—	100	—	100

Total Utah	—	4,078	—	4,078

Vermont
Other Revenue	—	2,625	—	2,625
Virginia
General Obligation	—	3,709	—	3,709
Other Revenue	—	2,422	—	2,422
Resource Recovery	—	3,099	—	3,099
Transportation	—	4,439	—	4,439

Total Virginia	—	13,669	—	13,669

Washington
General Obligation	—	1,228	—	1,228
Housing	—	2,203	—	2,203
Other Revenue	—	1,666	—	1,666

Total Washington	—	5,097	—	5,097

Wisconsin
Education	—	—	5,087	5,087
General Obligation	—	5,931	—	5,931

Total Wisconsin	—	5,931	5,087	11,018

Total	—	700,115	5,211	705,326

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Investment Company	5,493	—	—	5,493
Short-Term Investment
Investment Company	18,423	—	—	18,423

Total Investments in Securities	$23,916	$700,115	$5,211	$729,242

There were no transfers between Levels 1 and 2 during the period ended November 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investment in Securities
Colorado - Housing	$132	$—	$—	(a)	$—	$—	$(8)	$—	$—	$124
Pennsylvania - Hospital	2,489	—	35		(24)	—	(2,500)	—	—	—
Washington - Other Revenue	1,616	—	83		1	—	(1,700)	—	—	—
Wisconsin - Education	5,017	—	70		—	—	—	—	—	5,087

	$9,254	$—	$188		$(23)	$—	$(4,208)	$—	$—	$5,211

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $70,000.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 5.1% (n)
	California — 1.2%
35,000	California Statewide Communities Development Authority, 0.300%, 02/16/12	35,000

	Florida — 0.7%
22,000	Gainesville Utility Systems, 0.280%, 12/05/11 (m)	22,000

	Indiana — 2.0%
58,000	State of Indiana, 0.400%, 01/18/12	58,000

	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, 0.300%, 02/17/12	34,000

	Total Commercial Paper (Cost $149,000)	149,000

Daily Demand Notes — 6.7%
	Florida — 0.2%
6,135	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.120%, 12/01/11	6,135

	Michigan — 5.4%
400	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.120%, 12/01/11	400
	Michigan State Housing Development Authority, Rental Housing,
98,955	Series A, Rev., VRDO, AMT, AGM, 0.650%, 12/01/11	98,955
59,065	Series C, Rev., VRDO, AMT, AGM, 0.650%, 12/01/11	59,065

		158,420

	Missouri — 0.4%
13,000	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Class A, Rev., VRDO, 0.190%, 12/01/11	13,000

	New York — 0.5%
	New York City, Fiscal 2008,
10,000	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 12/01/11	10,000
5,550	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.180%, 12/01/11	5,550

		15,550

	Ohio — 0.2%
1,380	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	1,380
2,000	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.050%, 12/01/11	2,000
1,170	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 12/01/11	1,170

		4,550

	Total Daily Demand Notes (Cost $197,655)	197,655

Municipal Bonds — 8.6%
	California — 1.7%
49,600	Abag Finance Authority for Nonprofit Corps., Multi-Family Housing, Paragon Apartments, Rev., VAR, 5.125%, 04/01/12 (p)	50,354

	Missouri — 0.3%
8,160	Greene County Missouri Temporary Notes, Jamestown NID Project D, 1.500%, 08/01/12	8,187

	New Hampshire — 0.8%
9,980	County of Carroll, GO, TAN, 2.000%, 12/30/11	9,989
14,000	County of Cheshire, GO, TAN, 1.500%, 12/30/11	14,008

		23,997

	New Jersey — 2.4%
18,360	Township of Livingston, GO, BAN, 1.500%, 02/02/12	18,386
34,360	Township of Monroe, Middlesex County, GO, BAN, 2.000%, 02/07/12	34,430
17,965	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/31/12	18,007

		70,823

	New York — 2.7%
14,880	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	14,948
17,792	Ausable Valley Central School District, Series F, GO, BAN, 1.500%, 06/08/12	17,861
10,850	Downsville Central School District, GO, BAN, 1.750%, 06/29/12	10,912
6,250	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	6,273
17,720	Ilion Central School District, GO, BAN, 1.350%, 06/29/12	17,722
11,730	South Jefferson Central School District, GO, BAN, 2.000%, 06/22/12	11,786

		79,502

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Ohio — 0.6%
16,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	16,038

	Wisconsin — 0.1%
2,000	Pewaukee School District, Rev., BAN, 1.250%, 12/01/11	2,000

	Total Municipal Bonds (Cost $250,901)	250,901

Weekly Demand Notes — 68.4%
	California — 3.7%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.150%, 12/07/11	15,000
35,145	Deutsche Bank Spears/Lifers Trust Various States, Series DB-479, VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.250%, 12/07/11	35,145
21,285	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.490%, 12/07/11	21,285
	Wells Fargo Stage Trust, Floater Certificates,
15,885	Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 12/07/11	15,885
21,220	Series 49C, GO, VRDO, AGC, LIQ: Wells Fargo Bank N.A., 0.180%, 12/07/11 (e)	21,220

		108,535

	Colorado — 3.2%
	Colorado Housing & Finance Authority, Single Family Mortgage,
20,100	Series A-2, Class I, Rev., VRDO, AMT, 0.150%, 12/07/11	20,100
25,000	Series B-2, Class I, Rev., VRDO, AMT, 0.150%, 12/07/11	25,000
	Denver City & County, Airport,
7,500	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.220%, 12/07/11	7,500
13,200	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.220%, 12/07/11	13,200
	Deutsche Bank Spears/Lifers Trust Various States,
7,970	Series DBE-510, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	7,970
21,205	Series DBE-647, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	21,205

		94,975

	Connecticut — 0.3%
7,585	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B-3, Rev., VRDO, AMT, AMBAC, 0.180%, 12/07/11	7,585

	Delaware — 0.2%
5,330	Delaware State Housing Authority, MERLOTS, Rev., VRDO, 0.440%, 12/07/11	5,330

	District of Columbia — 0.4%
13,150	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/07/11 (e)	13,150

	Florida — 3.4%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 12/07/11	17,800
	Deutsche Bank Spears/Lifers Trust Various States,
6,270	Series DB-547, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.250%, 12/07/11	6,270
5,645	Series DB-563, VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	5,645
15,775	Florida Housing Finance Corp., Boynton Bay Apartments, Multi- Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.180%, 12/07/11	15,775
6,905	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.150%, 12/07/11	6,905
7,310	Orange County IDA, Diocese Orlando Project, Rev., VRDO, 0.120%, 12/07/11	7,310
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.230%, 06/27/12 (i)	13,460
4,255	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 12/07/11	4,255
10,500	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.200%, 12/07/11	10,500
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/11	11,270

		99,190

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Georgia — 1.4%
31,730	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.120%, 12/07/11	31,730
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.180%, 12/07/11	8,045

		39,775

	Idaho — 1.0%
28,750	Idaho Housing & Finance Association, Single Family Mortgage, Series G-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.200%, 12/07/11	28,750

	Illinois — 2.8%
31,420	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 12/07/11 (e)	31,420
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/07/11	10,000
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.230%, 12/07/11	10,000
18,375	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.400%, 12/07/11 (e)	18,375
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 12/07/11	4,800
930	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 12/07/11	930
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.270%, 12/07/11	7,300

		82,825

	Indiana — 0.1%
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 12/07/11	4,100

	Kansas — 0.9%
26,000	City of Wichita, FlightSafety, Rev., VRDO, 0.120%, 12/07/11	26,000

	Kentucky — 1.0%
17,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.120%, 12/07/11	17,900
12,000	Wells Fargo Stage Trust, Floater Certificates, Series 66C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	12,000

		29,900

	Louisiana — 0.3%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.270%, 12/07/11	4,600
4,730	East Baton Rouge Parish Industrial Development Board, Inc., Georgia- Pacific Corp. Project, Rev., VRDO, LOC: BNP Paribas, 0.490%, 12/07/11	4,730

		9,330

	Maine — 0.6%
17,700	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.170%, 12/07/11	17,700

	Maryland — 0.7%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/11	5,290
15,735	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/11	15,735

		21,025

	Massachusetts — 1.8%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.210%, 06/27/12 (i)	16,050
23,865	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.270%, 12/07/11 (e)	23,865
14,500	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.210%, 06/27/12 (i)	14,500

		54,415

	Michigan — 6.5%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.270%, 12/07/11	4,100
10,000	Detroit City School District, Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.220%, 12/07/11 (e)	10,000
1,600	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.150%, 12/07/11 (e)	1,600
9,665	Holt Public Schools, GO, VRDO, Q-SBLF, 0.230%, 12/07/11	9,665

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Michigan — Continued
4,400	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 12/07/11 (e)	4,400
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
10,000	Rev., VRDO, 0.210%, 06/27/12 (i)	10,000
11,200	Rev., VRDO, 0.210%, 06/27/12 (i)	11,200
1,000	Rev., VRDO, 0.210%, 06/27/11 (i)	1,000
24,585	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.130%, 12/07/11	24,585
5,000	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.140%, 12/07/11	5,000
33,000	Michigan State Housing Development Authority, Single Family Housing, Series D, Rev., VRDO, AMT, 0.170%, 12/07/11	33,000
230	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.230%, 12/07/11	230
2,450	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.220%, 12/07/11	2,450
	Puttable Floating Option Tax-Exempt Receipts,
10,860	Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.500%, 12/07/11	10,860
14,115	Series PT-4697, GO, VRDO, AGM, Q-SBLF, LIQ: Merrill Lynch International Bank Ltd., 0.200%, 12/07/11 (e)	14,115
4,630	Series PT-4701, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 12/07/11 (e)	4,630
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 12/07/11	20,580
18,750	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 12/07/11	18,750
4,120	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	4,120

		190,285

	Minnesota — 0.2%
5,785	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.190%, 12/07/11	5,785

	Missouri — 0.2%
4,625	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06-K50, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.180%, 12/07/11	4,625

	Montana — 0.4%
11,975	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.190%, 12/07/11	11,975

	Nevada — 2.5%
43,105	Clark County, Airport, Series A, GO, VRDO, AMT, 0.600%, 12/07/11	43,105
31,350	Clark County, Airport, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.600%, 12/07/11	31,350

		74,455

	New Jersey — 2.1%
12,195	New Jersey EDA, Series 3008, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 12/07/11 (e)	12,195
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 12/07/11	6,955
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
19,800	Series I, Rev., VRDO, AMT, 0.140%, 12/07/11	19,800
21,875	Series V, Rev., VRDO, AMT, 0.500%, 12/07/11	21,875

		60,825

	New Mexico — 0.5%
	New Mexico Educational Assistance Foundation, Educational Loans,
7,200	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.150%, 12/07/11	7,200
6,550	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.150%, 12/07/11	6,550

		13,750

	New York — 8.0%
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.330%, 12/07/11	20,000
17,200	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 12/07/11	17,200
22,500	New York State Housing Finance Agency, 350 West 43rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.500%, 12/07/11	22,500

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	New York — Continued
20,000	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.790%, 12/07/11	20,000
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.500%, 12/07/11	101,850
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.500%, 12/07/11	36,900
16,020	Puttable Floating Option Tax-Exempt Receipts, Series MT-672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.510%, 12/07/11 (e)	16,020

		234,470

	North Carolina — 2.1%
12,925	City of Raleigh, Rev., VRDO, 0.220%, 06/27/12 (i)	12,925
7,665	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.500%, 12/07/11	7,665
28,565	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.190%, 12/07/11 (e)	28,565
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.240%, 06/27/12 (i)	12,000

		61,155

	Ohio — 1.9%
685	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 12/07/11	685
28,640	County of Cuyahoga, Series MT-263, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.400%, 12/07/11	28,640
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.130%, 12/07/11	1,050
1,450	Series E, Rev., VRDO, AMT, LOC: GNMA/FNMA/FHLMC, 0.130%, 12/07/11	1,450
19,500	Puttable Floating Option Tax-Exempt Receipts, Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.500%, 12/07/11 (e)	19,500
700	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.320%, 12/07/11	700
2,550	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.120%, 12/07/11	2,550
730	Wells Fargo Stage Trust, Floater Certificates, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	730

		55,305

	Oregon — 0.9%
14,500	Oregon State Housing & Community Services Department, Single Family, Series I, Rev., VRDO, AMT, 0.200%, 12/07/11	14,500
11,855	Wells Fargo Stage Trust, Floater Certificates, Series 57C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	11,855

		26,355

	Other Territories — 6.1%
15,450	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.170%, 12/07/11	15,450
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,465	Series M015, Class A, Rev., VRDO, FHLMC, 0.190%, 12/07/11	9,465
50,468	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 12/07/11	50,468
18,075	Series M023, Class A, Rev., VRDO, FHLMC, 0.190%, 12/07/11	18,075
18,460	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.180%, 12/07/11	18,460
25,110	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.470%, 12/07/11	25,110
25,715	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.430%, 12/07/11	25,715
15,535	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.180%, 12/07/11	15,535

		178,278

	Pennsylvania — 1.6%
14,120	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.170%, 12/07/11	14,120
11,195	Butler County General Authority, Canon McMillan School District Project, GO, VRDO, AGC, 0.180%, 12/07/11	11,195

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Pennsylvania — Continued
9,525	North Huntingdon Township Municipal Authority, Rev., VRDO, AGM, 0.180%, 12/07/11	9,525
4,325	Shaler Area School District, GO, VRDO, AGM, 0.170%, 12/07/11	4,325
7,440	Wells Fargo Stage Trust, Floater Certificates, Series 58C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	7,440

		46,605

	Rhode Island — 0.8%
24,500	Rhode Island Housing & Mortgage Finance Corp., Homeown Opportunity, Series 59-C, Rev., VRDO, AMT, 0.270%, 12/07/11	24,500

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 12/07/11	5,700

	Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.170%, 12/07/11	9,000

	Texas — 5.4%
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Class B, Rev., VRDO, 0.220%, 12/07/11	19,040
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety Project, Rev., VRDO, 0.120%, 12/07/11	25,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,915	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 12/07/11	24,915
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 12/07/11 (e)	37,780
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.270%, 12/07/11	5,200
11,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/11	11,470
10,820	State of Texas, Veterans Housing Assistance Fund, Series A, GO, VRDO, 0.160%, 12/07/11	10,820
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.250%, 06/27/12 (i)	12,500
6,185	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 12/07/11	6,185
5,650	Wells Fargo Stage Trust, Floater Certificates, Series 55C, GO, VRDO, PSF-GTD, LIQ: Wells Fargo Bank N.A., 0.140%, 12/07/11 (e)	5,650

		158,560

	Virginia — 2.6%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.240%, 06/27/12 (i)	12,000
20,155	Norfolk EDA, Sentra Healthcare, Rev., VRDO, 0.240%, 06/27/12 (i)	20,155
	Virginia Housing Development Authority, MERLOTS,
11,385	Series B-16, Rev., VRDO, 0.190%, 12/07/11	11,385
19,995	Series B-18, Rev., VRDO, 0.190%, 12/07/11	19,995
12,750	Series C-42, Rev., VRDO, 0.190%, 12/07/11	12,750

		76,285

	Washington — 0.6%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 12/07/11	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 12/07/11	9,985

		17,185

	West Virginia — 0.2%
4,790	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/11	4,790

	Wisconsin — 3.5%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 12/07/11 (e)	16,795
	Wisconsin Housing & EDA,
2,400	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 12/07/11 (e)	2,400
9,550	Series A, Rev., VRDO, 0.150%, 12/07/11	9,550
7,700	Series A, Rev., VRDO, 0.450%, 12/07/11	7,700
15,200	Series C, Rev., VRDO, 0.200%, 12/07/11	15,200

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Wisconsin — Continued
36,975	Series C, Rev., VRDO, 1.000%, 12/07/11	36,975
13,635	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 12/07/11	13,635

		102,255

	Total Weekly Demand Notes (Cost $2,004,728)	2,004,728

SHARES
Variable Rate Demand Preferred Shares — 9.9%
42,500	BlackRock MuniYield Fund, Inc., LIQ: Bank of America N.A., 0.320%, 12/07/11 # (e)	42,500
29,100	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	29,100
8,500	BlackRock MuniYield Michigan Quality Funds II, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	8,500
35,400	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.320%, 12/07/11 # (e)	35,400
27,500	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.320%, 12/07/11 # (e)	27,500
12,500	BlackRock MuniYield Pennsylvania Quality Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	12,500
20,000	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	20,000
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.320%, 12/07/11 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	14,600
14,000	Nuveen Pennsylvania Premier Income Municipal Fund 2, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	14,000
50,000	Nuveen Premier Income Municipal Fund 2, Inc., LIQ: Barclays Bank plc, 0.290%, 12/07/11 # (e)	50,000
15,000	Nuveen Premier Insured Municipal Income Fund, Inc., LIQ: Citibank N.A., 0.280%, 12/07/11 # (e)	15,000

	Total Variable Rate Demand Preferred Shares (Cost $289,100)	289,100

	Total Investments — 98.7% (Cost $2,891,384) *	2,891,384
	Other Assets in Excess of Liabilities — 1.3%	38,581

	NET ASSETS — 100.0%	$2,929,965

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.+
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
OASBO PSF	— —	Ohio Association of School Business Officials Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
ROCS TAN	— —	Reset Option Certificates Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or portion of this security is reserved and/ or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
+	Filled for bankruptcy on November 8, 2010.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$—	$2,891,384	$—	$2,891,384

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.2%
	California — 0.4%
	General Obligation — 0.4%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,020

	Colorado — 2.1%
	Prerefunded — 2.1%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,284
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,696

	Total Colorado	4,980

	Florida — 0.5%
	Transportation — 0.5%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,059

	Hawaii — 0.7%
	Water & Sewer — 0.7%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,639

	Illinois — 2.3%
	Certificate of Participation/Lease — 0.7%
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/18	1,595

	General Obligation — 0.9%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,156

	Water & Sewer — 0.7%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,622

	Total Illinois	5,373

	Kansas — 1.0%
	Prerefunded — 1.0%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	968
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,321

	Total Kansas	2,289

	Louisiana — 0.7%
	Prerefunded — 0.7%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,533

	New York — 0.7%
	General Obligation — 0.7%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/17	1,662

	Ohio — 86.6%
	Certificate of Participation/Lease — 5.2%
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 10/01/22	1,959
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,281
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund, Series A, Rev., COP, 5.000%, 10/01/24	2,014
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,080
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,364
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,457

		12,155

	Education — 3.2%
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/16	191
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 12/01/20	1,078

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,958
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,451
1,500	University of Cincinnati, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,736

		7,414

	General Obligation — 32.1%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,737
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,208
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,571
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,123
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,307
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,116
1,000	Series B, GO, 5.000%, 12/01/25	1,105
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,758
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 12/01/22	2,404
1,500	City of Columbus, Series A, GO, 5.000%, 07/01/25	1,743
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,121
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,364
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,066
1,030	Series A, GO, 4.000%, 12/01/16	1,172
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,495
25	City of Strongsville, Unrefunded Balance, GO, 6.700%, 12/01/11	25
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,127
1,000	GO, 5.000%, 12/01/25	1,116
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,709
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,435
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL- RE, Zero Coupon, 10/01/13	1,475
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	940
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,123
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,137
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,181
1,350	Hamilton County, GO, 5.000%, 12/01/15	1,523
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,086
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,132
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,541
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,155
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,049
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,232
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/12	1,976
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21	1,585
	Olentangy Local School District,
2,000	GO, AGM, 5.000%, 12/01/22	2,203
500	GO, NATL-RE, 7.750%, 12/01/11	500
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,603
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,400
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,685
	State of Ohio,
1,750	Series A, GO, 5.375%, 09/01/23	2,004

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,500	Series B, GO, 5.000%, 09/15/26	1,704
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,252
1,250	Series B, GO, 5.000%, 03/15/19	1,360
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,187
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, GO, AGM, 5.000%, 10/01/15	1,125
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/20	1,628
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,500
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,776

		74,764

	Hospital — 6.8%
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,622
1,400	Series A, Rev., 6.000%, 01/01/17	1,500
1,000	Series A, Rev., 6.000%, 01/01/20	1,067
610	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/01/13	612
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 07/01/17	1,001
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,057
550	Series A, Rev., 5.000%, 01/15/24	567
1,000	Series A, Rev., 5.250%, 01/15/23	1,065
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,650
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,098
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,599

		15,838

	Housing — 5.4%
890	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/22	983
440	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	455
445	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	466
160	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	160
	Ohio Housing Finance Agency,
880	Series A, Rev., AGM, 4.500%, 04/01/12	891
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,088
500	Series A, Rev., AGM, 5.000%, 04/01/27	524
895	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	928
1,390	Ohio Housing Finance Agency, Multi- Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,444
465	Ohio Housing Finance Agency, Multi- Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	467
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
610	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	628
1,515	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,612
1,950	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,027
760	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	803

		12,476

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
600	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	594
820	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/25	730

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Industrial Development Revenue/Pollution Control Revenue — Continued
105	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 5.100%, 05/15/12	105

		1,429

	Other Revenue — 8.8%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,647
	City of Cleveland, Parking Facilities,
320	Rev., AGM, 5.000%, 09/15/14 (p)	357
680	Rev., AGM, 5.000%, 09/15/14	735
440	Rev., AGM, 5.250%, 09/15/21 (p)	544
930	Rev., AGM, 5.250%, 09/15/21	1,066
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,432
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,104
1,000	Hamilton County, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,127
300	Miami University, Rev., 5.000%, 09/01/19 (w)	352
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,117
1,220	Series B, Rev., 5.000%, 10/01/24	1,346
	Ohio State University, General Receipts,
2,000	Series D, Rev., 5.000%, 12/01/26	2,315
2,000	Series D, Rev., 5.000%, 12/01/27	2,306
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	82
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/17	2,871
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,066

		20,467

	Prerefunded — 3.4%
1,015	City of Cleveland, GO, AMBAC, 5.250%, 12/01/14 (p)	1,153
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,266
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,288
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	880
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,300

		7,887

	Private Placement — 0.1%
286	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	291

	Special Tax — 1.7%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/19	1,057
	State of Ohio,
1,500	Series A, Rev., 5.000%, 10/01/20	1,724
1,000	Series A, Rev., 5.000%, 10/01/22	1,123

		3,904

	Transportation — 8.4%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,246
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,587
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,096
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,608
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,232
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,274
1,185	Series A, Rev., 5.000%, 02/15/23	1,330
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,685
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,461

		19,519

	Utility — 3.1%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,091
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/16	1,265

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — Continued
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,428
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,084
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,107
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,150

		7,125

	Water & Sewer — 7.8%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,069
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,097
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,170
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,730
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,123
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,385
775	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	779
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	3,179
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,776
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,267
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,522

		18,097

	Total Ohio	201,366

	Texas — 2.2%
	General Obligation — 1.2%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,151
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/19	1,702

		2,853

	Prerefunded — 1.0%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,275

	Total Texas	5,128

	Total Municipal Bonds (Cost $211,443)	226,049

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
3,599	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,599)	3,599

	Total Investments — 98.8% (Cost $215,042)	229,648
	Other Assets in Excess of Liabilities — 1.2%	2,822

	NET ASSETS — 100.0%	$232,470

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
*	—	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,811
Aggregate gross unrealized depreciation	(205)

Net unrealized appreciation/depreciation	$14,606

Federal income tax cost of investments	$215,042

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,599	$226,049	$—	$229,648

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 1 and 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for the industry specifics of the portfolio holdings.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 24.9%
	Ohio — 24.9%
2,790	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/01/11	2,790
220	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.090%, 12/01/11	220
	Montgomery County, Miami Valley Hospital,
850	Series B, Rev., VRDO, 0.100%, 12/01/11	850
2,355	Series C, Rev., VRDO, 0.070%, 12/01/11	2,355
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
2,000	Series A, Rev., VRDO, 0.180%, 12/01/11	2,000
4,190	Series A, Rev., VRDO, 0.180%, 12/01/11	4,190
	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
780	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 12/01/11	780
4,425	Series C, Rev., VRDO, LOC: UBS AG, 0.080%, 12/01/11	4,425

	Total Daily Demand Note (Cost $17,610)	17,610

Municipal Bonds — 5.0%
	Ohio — 5.0%
1,000	City of Akron, Various Purpose, Series B, GO, BAN, 1.125%, 12/08/11 (m)	1,000
1,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	1,002
1,000	Union Township, Clermont County, GO, BAN, 1.125%, 09/12/12	1,004
550	Wright State University, Series 2011 A, Rev., 2.000%, 05/01/12	553

	Total Municipal Bonds (Cost $3,559)	3,559

Weekly Demand Notes — 68.5%
	Ohio — 68.5%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.200%, 12/07/11	2,785
400	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/07/11	400
1,530	City of Monroe, Tax Increment Revenue, Corridor 75, Park Limited Project, VRDO, LOC: PNC Bank N.A., 0.170%, 12/07/11	1,530
810	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 12/07/11	810
1,010	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 12/07/11	1,010
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.370%, 12/07/11	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
2,060	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank, AG, 0.200%, 12/07/11	2,060
3,830	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank, AG, 0.290%, 12/07/11	3,830
3,045	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., 0.130%, 12/07/11	3,045
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 12/07/11	5,550
2,075	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.170%, 12/07/11	2,075
400	Kent State University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/11	400
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.160%, 12/07/11	2,815
501	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.340%, 12/07/11	501
1,000	Ohio Air Quality Development Authority, Pollution, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.090%, 12/07/11	1,000
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
300	Series B, Rev., VRDO, AMT, 0.140%, 12/07/11	300
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.130%, 12/07/11	350
1,150	Series D, Rev., VRDO, AMT, 0.130%, 12/07/11	1,150

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Ohio — Continued
1,600	Series J, Rev., VRDO, 0.160%, 12/07/11	1,600
5,050	State of Ohio, Higher Educational Facility Commission, EAGLE, Series 2007-41, Class A, Rev., VRDO, BHAC-CR, AMBAC-TCRS, Bank of New York, LIQ: Citibank N.A., 0.190%, 12/07/11	5,050
3,300	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.320%, 12/07/11	3,300
2,600	Toledo-Lucas County Port Authority, Flight Safety, Series 1, Rev., VRDO, 0.150%, 12/07/11	2,600
2,655	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.160%, 12/07/11 (e)	2,655
2,273	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.200%, 12/07/11	2,273

	Total Weekly Demand Notes (Cost $48,389)	48,389

	Total Investments — 98.4% (Cost $69,558) *	69,558
	Other Assets in Excess of Liabilities — 1.6%	1,107

	NET ASSETS — 100.0%	$70,665

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2011.

†	Filed for bankruptcy on November 8, 2010
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$—	$69,558	$—	$69,558

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 as disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer for specifics of the major categories of portfolio holdings.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.5%
5,275	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.437%, 04/25/36	4,289
5,014	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	4,996
	Ally Auto Receivables Trust,
2,928	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	2,944
4,914	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	4,941
3,781	Series 2010-1, Class A3, 1.450%, 05/15/14	3,799
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,047
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,320
1,826	Series 2010-2, Class A3, 1.380%, 07/15/14	1,835
6,076	Series 2010-3, Class A3, 1.110%, 10/15/14	6,100
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,983
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,092
8,800	Series 2011-1, Class A3, 1.380%, 01/15/15	8,877
2,350	Series 2011-3, Class A3, 0.970%, 08/17/15	2,353
	AmeriCredit Automobile Receivables Trust,
4,397	Series 2009-1, Class A3, 3.040%, 10/15/13	4,425
3,586	Series 2010-1, Class A3, 1.660%, 03/17/14	3,593
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,599
739	Series 2010-A, Class A2, 1.460%, 11/06/13	739
6,487	Series 2010-A, Class A3, 3.510%, 07/06/17	6,705
1,863	Series 2010-B, Class A2, 1.180%, 02/06/14	1,864
2,000	Series 2010-B, Class A3, 2.490%, 11/06/17	2,045
1,052	Series 2011-1, Class A2, 0.840%, 06/09/14	1,052
8,245	Series 2011-1, Class A3, 1.390%, 09/08/15	8,272
3,599	Series 2011-3, Class A3, 1.170%, 01/08/16	3,599
9,214	Series 2011-4, Class A3, 1.170%, 05/09/16	9,189
11,788	Series 2011-5, Class A3, 1.550%, 07/08/16	11,791
92	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.382%, 08/25/32	59
5,929	Arch Bay Asset-Backed Securities, Series 2010-1, Class A, VAR, 5.000%, 01/25/48 (e)	5,876
	Bank of America Auto Trust,
1,768	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	1,773
24,552	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	25,026
5,822	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	5,841
21,649	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	22,043
3,465	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	3,476
4,154	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	4,244
3,864	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	3,875
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,199
3,549	Series 2010-2, Class A3, 1.310%, 07/15/14	3,564
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,189
	Bear Stearns Asset-Backed Securities Trust,
802	Series 2003-SD2, Class 2A, VAR, 3.058%, 06/25/43	708
884	Series 2006-SD1, Class A, VAR, 0.627%, 04/25/36	664
7,684	Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.460%, 07/15/14	7,768
	CarMax Auto Owner Trust,
574	Series 2008-1, Class A4A, 4.790%, 02/15/13	579
2,462	Series 2009-1, Class A3, 4.120%, 03/15/13	2,471
3,125	Series 2010-1, Class A3, 1.560%, 07/15/14	3,140
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,060
12,731	Series 2010-2, Class A3, 1.410%, 02/16/15	12,800
27,000	Series 2010-3, Class A4, 1.410%, 02/16/16	27,218
3,200	Series 2011-1, Class A3, 1.290%, 09/15/15	3,221
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,123
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,731

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
9,788	Series 2011-3, Class A3, 1.070%, 06/15/16	9,756
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,359
	Chrysler Financial Auto Securitization Trust,
13,352	Series 2009-A, Class A3, 2.820%, 01/15/16	13,453
5,632	Series 2010-A, Class A3, 0.910%, 08/08/13	5,638
5,450	Series 2010-A, Class B, 1.650%, 11/08/13	5,437
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,643
	CitiFinancial Auto Issuance Trust,
19,316	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	19,461
16,130	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	16,487
	CNH Equipment Trust,
233	Series 2009-C, Class A3, 1.850%, 12/16/13	234
5,524	Series 2010-A, Class A3, 1.540%, 07/15/14	5,540
1,581	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.857%, 10/25/34	798
1,515	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.567%, 11/25/35	1,407
109	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	102
	Daimler Chrysler Auto Trust,
546	Series 2007-A, Class A4, 5.280%, 03/08/13	548
2,475	Series 2008-A, Class A4, 4.480%, 08/08/14	2,486
1,255	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,349
	Ford Credit Auto Owner Trust,
23,230	Series 2009-A, Class A4, 6.070%, 05/15/14	24,110
3,411	Series 2009-B, Class A3, 2.790%, 08/15/13	3,430
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	6,845
1,923	Series 2009-D, Class A3, 2.170%, 10/15/13	1,934
4,230	Series 2009-E, Class A3, 1.510%, 01/15/14	4,247
790	Series 2010-B, Class A3, 0.980%, 10/15/14	792
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,320
5,394	Series 2011-B, Class A3, 0.840%, 06/15/15	5,404
10,500	Series 2011-B, Class A4, 1.350%, 12/15/16	10,567
7,670	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	8,260
108	GSAA Trust, Series 2006-3, Class A1, VAR, 0.337%, 03/25/36	41
	Harley-Davidson Motorcycle Trust,
222	Series 2007-1, Class A4, 5.210%, 06/17/13	223
3,603	Series 2007-2, Class A4, 5.120%, 08/15/13	3,631
431	Series 2007-3, Class A4, 5.520%, 11/15/13	436
698	Series 2009-1, Class A3, 3.190%, 11/15/13	700
7,640	Series 2009-1, Class A4, 4.550%, 01/15/17	7,780
2,679	Series 2009-3, Class A3, 1.740%, 09/15/13	2,685
	Honda Auto Receivables Owner Trust,
701	Series 2009-2, Class A3, 2.790%, 01/15/13	703
854	Series 2009-3, Class A3, 2.310%, 05/15/13	858
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,461
3,793	Series 2010-1, Class A3, 1.250%, 10/21/13	3,805
	HSBC Home Equity Loan Trust,
9,596	Series 2005-2, Class A1, VAR, 0.525%, 01/20/35	8,516
11,240	Series 2005-2, Class M1, VAR, 0.715%, 01/20/35	9,811
5,215	Series 2005-2, Class M2, VAR, 0.745%, 01/20/35	4,519
7,584	Series 2006-1, Class A1, VAR, 0.415%, 01/20/36	7,068
8,075	Series 2006-2, Class A1, VAR, 0.405%, 03/20/36	7,457
14,917	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,182
8,990	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	8,970
7,950	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	7,994

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
4,967	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	5,006
8,024	Series 2007-3, Class APT, VAR, 1.455%, 11/20/36	7,097
3,446	Huntington Auto Trust, Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	3,454
	Hyundai Auto Receivables Trust,
122	Series 2008-A, Class A3, 4.930%, 12/17/12	122
3,457	Series 2009-A, Class A3, 2.030%, 08/15/13	3,473
720	Series 2010-A, Class A3, 1.500%, 10/15/14	724
4,300	Series 2010-B, Class A3, 0.970%, 04/15/15	4,311
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,084
2,395	Series 2011-A, Class A3, 1.160%, 04/15/15	2,406
5,185	Series 2011-A, Class A4, 1.780%, 12/15/15	5,281
1,522	Series 2011-B, Class A3, 1.040%, 09/15/15	1,527
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,446
	John Deere Owner Trust,
179	Series 2009-A, Class A3, 2.590%, 10/15/13	179
1,519	Series 2009-B, Class A3, 1.570%, 10/15/13	1,522
212	Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class A3, VAR, 0.527%, 10/25/35	211
12,984	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	13,133
6,275	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	6,310
1,210	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,244
5,372	MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	5,392
1,000	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.507%, 03/25/33	573
1,065	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.357%, 12/25/31	770
13,931	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.598%, 12/07/20	13,970
	Nissan Auto Receivables Owner Trust,
794	Series 2009-1, Class A3, 5.000%, 09/15/14	805
991	Series 2009-A, Class A3, 3.200%, 02/15/13	994
5,670	Series 2010-A, Class A3, 0.870%, 07/15/14	5,681
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,512
902	Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.707%, 06/25/35	898
44	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	40
17	Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	17
	Santander Drive Auto Receivables Trust,
492	Series 2010-2, Class A2, 0.950%, 08/15/13	492
16,200	Series 2010-3, Class A3, 1.200%, 06/16/14	16,187
2,440	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	2,452
5,003	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	5,073
3,167	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	3,160
8,183	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.527%, 06/25/35	7,640
	Toyota Auto Receivables Owner Trust,
7,710	Series 2010-C, Class A3, 0.770%, 04/15/14	7,718
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,419
	USAA Auto Owner Trust,
3,371	Series 2009-2, Class A3, 1.540%, 02/18/14	3,381
1,570	Series 2009-2, Class A4, 2.530%, 07/15/15	1,602
	World Omni Auto Receivables Trust,
1,288	Series 2007-B, Class A4, 5.390%, 05/15/13	1,290
1,669	Series 2008-A, Class A4, 4.740%, 10/15/13	1,694
1,573	Series 2008-B, Class A4, 5.580%, 04/15/14	1,611

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
657		Series 2009-A, Class A3, 3.330%, 05/15/13	658
2,541		Series 2010-A, Class A3, 1.340%, 12/16/13	2,546
11,865		Series 2010-A, Class A4, 2.210%, 05/15/15	12,052

		Total Asset-Backed Securities (Cost $739,919)	741,701

Collateralized Mortgage Obligations — 11.5%
		Agency CMO — 8.2%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,282		Series 31, Class Z, 8.000%, 04/25/24	1,458
183		Series 56, Class Z, 7.500%, 09/20/26	211
		Federal Home Loan Mortgage Corp. REMICS,
14		Series 2, Class Z, 9.300%, 03/15/19	16
8		Series 12, Class A, 9.250%, 11/15/19	9
19		Series 16, Class D, 10.000%, 10/15/19	21
30		Series 17, Class I, 9.900%, 10/15/19	33
50		Series 23, Class F, 9.600%, 04/15/20	55
19		Series 26, Class F, 9.500%, 02/15/20	22
4		Series 81, Class A, 8.125%, 11/15/20	4
22		Series 85, Class C, 8.600%, 01/15/21	24
19		Series 99, Class Z, 9.500%, 01/15/21	21
3		Series 159, Class H, 4.500%, 09/15/21	3
5		Series 189, Class D, 6.500%, 10/15/21	6
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
5		Series 1053, Class G, 7.000%, 03/15/21	6
12		Series 1056, Class KZ, 6.500%, 03/15/21	13
6		Series 1074, Class H, 8.500%, 05/15/21	7
20		Series 1082, Class C, 9.000%, 05/15/21	22
7		Series 1087, Class I, 8.500%, 06/15/21	9
24		Series 1125, Class Z, 8.250%, 08/15/21	27
22		Series 1142, Class IA, 7.000%, 10/15/21	25
3		Series 1169, Class G, 7.000%, 11/15/21	4
45		Series 1343, Class LA, 8.000%, 08/15/22	54
11		Series 1424, Class F, VAR, 1.826%, 11/15/22	11
226		Series 1480, Class LZ, 7.500%, 03/15/23	259
576		Series 1560, Class Z, 7.000%, 08/15/23	657
30		Series 1641, Class FA, VAR, 1.200%, 12/15/13	30
156		Series 1754, Class Z, 8.500%, 09/15/24	176
363		Series 1779, Class Z, 8.500%, 04/15/25	418
7		Series 1807, Class G, 9.000%, 10/15/20	8
931		Series 1888, Class Z, 7.000%, 08/15/26	1,071
1,171		Series 2358, Class PD, 6.000%, 09/15/16	1,254
1,552		Series 2363, Class PF, 6.000%, 09/15/16	1,660
746		Series 2390, Class CH, 5.500%, 12/15/16	793
1,580		Series 2418, Class MF, 6.000%, 02/15/22	1,718
332		Series 2425, Class JH, 6.000%, 03/15/17	362
1,236		Series 2453, Class BD, 6.000%, 05/15/17	1,322
817		Series 2458, Class OE, 6.000%, 06/15/17	879
590		Series 2496, Class BK, 5.500%, 09/15/17	632
436		Series 2503, Class TG, 5.500%, 09/15/17	468
475		Series 2508, Class AQ, 5.500%, 10/15/17	510
2,018		Series 2513, Class DB, 5.000%, 10/15/17	2,150
623		Series 2533, Class PE, 5.500%, 12/15/21	626
2,847		Series 2561, Class UE, 5.500%, 06/15/22	2,947
227		Series 2575, Class KA, 5.000%, 11/15/17	235
101		Series 2583, Class TD, 4.500%, 12/15/13	101

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,956	Series 2600, Class MD, 5.500%, 06/15/32	12,648
1,006	Series 2617, Class VN, 5.500%, 04/15/14	1,043
3,440	Series 2635, Class MS, IF, IO, 7.502%, 02/15/18	329
6,867	Series 2638, Class JG, 5.000%, 02/15/33	7,528
17,780	Series 2638, Class MH, 5.000%, 04/15/32	18,708
52	Series 2640, Class VM, 4.500%, 12/15/21	52
1,985	Series 2641, Class KJ, 4.000%, 01/15/18	2,052
493	Series 2643, Class ME, 3.500%, 03/15/18	510
591	Series 2666, Class OC, 5.500%, 01/15/22	611
18,856	Series 2682, Class JG, 4.500%, 10/15/23	20,358
18	Series 2685, Class MX, 4.000%, 07/15/16	18
1,535	Series 2692, Class QD, 5.000%, 12/15/22	1,635
9,990	Series 2707, Class PE, 5.000%, 11/15/18	10,918
15,000	Series 2707, Class XE, 5.000%, 12/15/22	16,032
35,000	Series 2750, Class DE, 4.500%, 02/15/19	37,882
241	Series 2755, Class PA, PO, 02/15/29	238
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,145
2,687	Series 2763, Class PD, 4.500%, 12/15/17	2,747
1,210	Series 2765, Class CA, 4.000%, 07/15/17	1,229
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,770
182	Series 2780, Class YP, 7.500%, 08/15/18	188
170	Series 2782, Class HE, 4.000%, 09/15/17	173
1,081	Series 2812, Class AB, 4.500%, 10/15/18	1,110
482	Series 2825, Class VP, 5.500%, 06/15/15	519
2,900	Series 2836, Class PX, 4.000%, 05/15/18	3,003
16,891	Series 2843, Class BC, 5.000%, 08/15/19	18,522
3,708	Series 2859, Class SA, IF, IO, 7.002%, 11/15/18	219
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,207
1,986	Series 2875, Class HA, 4.000%, 11/15/18	2,054
1,204	Series 2924, Class DA, 4.500%, 02/15/19	1,238
429	Series 2927, Class YN, 4.500%, 10/15/32	449
26,821	Series 2928, Class ND, 5.000%, 10/15/30	27,301
277	Series 2956, Class LD, 5.000%, 05/15/18	278
598	Series 2962, Class WJ, 5.500%, 06/15/24	617
13,756	Series 2989, Class MU, IF, IO, 6.752%, 07/15/34	2,370
20,000	Series 2989, Class TG, 5.000%, 06/15/25	21,585
764	Series 2993, Class MN, 5.000%, 06/15/23	776
1,343	Series 2995, Class FT, VAR, 0.498%, 05/15/29	1,344
527	Series 3001, Class YN, 4.500%, 06/15/33	546
3,000	Series 3002, Class BN, 5.000%, 07/15/35	3,360
624	Series 3005, Class PV, IF, 12.339%, 10/15/33	697
2,012	Series 3036, Class NB, 5.000%, 01/15/29	2,047
355	Series 3047, Class OB, 5.500%, 12/15/33	374
13,836	Series 3080, Class TZ, 5.500%, 02/15/33	14,210
1,163	Series 3197, Class AB, 5.500%, 08/15/13	1,171
219	Series 3242, Class NC, 5.750%, 12/15/28	219
862	Series 3242, Class PA, 5.750%, 11/15/29	871
7,540	Series 3305, Class IW, IF, IO, 6.202%, 04/15/37	1,114
430	Series 3320, Class TB, 5.500%, 06/15/30	430
260	Series 3329, Class JA, 6.000%, 08/15/28	263
453	Series 3363, Class A, 5.000%, 07/15/16	464
46,179	Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,399
11,604	Series 3429, Class S, IF, IO, 6.572%, 03/15/38	1,842
27,568	Series 3437, Class DI, IO, 1.559%, 02/15/12	33

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
18,595		Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	38
4,619		Series 3546, Class A, VAR, 5.882%, 02/15/39	4,952
3,431		Series 3564, Class JA, 4.000%, 01/15/18	3,626
7,213		Series 3572, Class JS, IF, IO, 6.552%, 09/15/39	1,248
16,129		Series 3609, Class SA, IF, IO, 6.092%, 12/15/39	3,353
52,504		Series 3747, Class HI, IO, 4.500%, 07/15/37	5,859
18,009		Series 3784, Class S, IF, IO, 6.352%, 07/15/23	2,344
816		Series R008, Class FK, VAR, 0.648%, 07/15/23	817
40		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 6.950%, 09/25/29	42
10,700		Federal National Mortgage Association, Series 2011-M2, Class A1, 2.019%, 07/25/21	10,822
		Federal National Mortgage Association REMICS,
15		Series 1988-7, Class Z, 9.250%, 04/25/18	16
18		Series 1988-13, Class C, 9.300%, 05/25/18	20
13		Series 1988-15, Class A, 9.000%, 06/25/18	15
15		Series 1988-16, Class B, 9.500%, 06/25/18	17
12		Series 1989-2, Class D, 8.800%, 01/25/19	13
36		Series 1989-27, Class Y, 6.900%, 06/25/19	39
9		Series 1989-54, Class E, 8.400%, 08/25/19	10
9		Series 1989-66, Class J, 7.000%, 09/25/19	10
6		Series 1989-70, Class G, 8.000%, 10/25/19	7
126		Series 1989-72, Class E, 9.350%, 10/25/19	145
15		Series 1989-89, Class H, 9.000%, 11/25/19	18
5		Series 1989-96, Class H, 9.000%, 12/25/19	6
11		Series 1990-7, Class B, 8.500%, 01/25/20	12
8		Series 1990-12, Class G, 4.500%, 02/25/20	8
140		Series 1990-19, Class G, 9.750%, 02/25/20	158
35		Series 1990-58, Class J, 7.000%, 05/25/20	39
34		Series 1990-61, Class H, 7.000%, 06/25/20	38
17		Series 1990-106, Class J, 8.500%, 09/25/20	19
7		Series 1990-109, Class J, 7.000%, 09/25/20	8
20		Series 1990-111, Class Z, 8.750%, 09/25/20	22
9		Series 1990-117, Class E, 8.950%, 10/25/20	11
11		Series 1990-123, Class G, 7.000%, 10/25/20	12
11		Series 1990-132, Class Z, 7.000%, 11/25/20	13
354		Series 1990-137, Class X, 9.000%, 12/25/20	408
4		Series 1991-53, Class J, 7.000%, 05/25/21	4
20		Series 1991-130, Class C, 9.000%, 09/25/21	23
2		Series 1992-96, Class B, PO, 05/25/22	2
2,071		Series 1992-131, Class KB, 8.000%, 08/25/22	2,371
2,007		Series 1992-185, Class L, 8.000%, 10/25/22	2,289
7		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	8
–	(h)	Series 1993-225, Class MC, PO, 11/25/23	—	(h)
54		Series 1993-235, Class G, PO, 09/25/23	50
3,678		Series 1994-15, Class ZK, 5.500%, 02/25/24	4,063
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,064
–	(h)	Series 1997-46, Class PN, 6.500%, 07/18/12	—	(h)
2		Series 1997-55, Class B, 7.000%, 02/18/27	2
6,250		Series 1999-6, Class PB, 6.000%, 03/25/19	6,812
98		Series 1999-42, Class SA, IF, IO, 7.943%, 10/25/28	—	(h)
23,605		Series 2001-81, Class HE, 6.500%, 01/25/32	26,771
1,403		Series 2002-2, Class MG, 6.000%, 02/25/17	1,506
722		Series 2002-3, Class OG, 6.000%, 02/25/17	773

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,325	Series 2002-28, Class LD, 6.000%, 05/25/17	1,420
760	Series 2002-58, Class HC, 5.500%, 09/25/17	806
1,537	Series 2002-59, Class UC, 5.500%, 09/25/17	1,646
476	Series 2002-63, Class KC, 5.000%, 10/25/17	507
4,374	Series 2003-5, Class SE, IF, IO, 7.393%, 08/25/22	305
2,220	Series 2003-16, Class LJ, 5.000%, 03/25/18	2,372
10	Series 2003-21, Class M, 5.000%, 02/25/17	10
13,799	Series 2003-23, Class PG, 5.500%, 01/25/32	14,244
19,447	Series 2003-24, Class PD, 5.000%, 04/25/18	20,791
1,994	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	367
2,832	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	519
4,782	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	462
5,025	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	320
5,720	Series 2003-89, Class DC, 5.000%, 12/25/32	6,112
2,742	Series 2003-92, Class HP, 4.500%, 09/25/18	2,958
3,221	Series 2003-129, Class ME, 5.000%, 08/25/23	3,457
10,931	Series 2004-53, Class P, 5.500%, 07/25/33	11,692
6,288	Series 2004-60, Class PA, 5.500%, 04/25/34	6,846
4,193	Series 2004-65, Class EJ, 5.000%, 05/25/23	4,298
1,162	Series 2004-72, Class F, VAR, 0.757%, 09/25/34	1,169
298	Series 2004-101, Class AR, 5.500%, 01/25/35	337
221	Series 2005-1, Class HC, 5.000%, 09/25/28	222
13,316	Series 2005-19, Class PA, 5.500%, 07/25/34	14,897
1,728	Series 2005-19, Class SK, IF, IO, 6.493%, 11/25/22	45
464	Series 2005-27, Class TH, 5.500%, 07/25/31	475
2,768	Series 2005-29, Class QD, 5.000%, 08/25/33	2,998
389	Series 2005-30, Class TA, 5.000%, 04/25/22	389
4,144	Series 2005-38, Class FK, VAR, 0.557%, 05/25/35	4,153
389	Series 2005-40, Class YA, 5.000%, 09/25/20	398
190	Series 2005-48, Class OM, 5.000%, 03/25/30	192
410	Series 2005-84, Class MB, 5.750%, 10/25/35	464
5,612	Series 2006-22, Class DV, 5.500%, 03/25/17	5,850
2,265	Series 2006-39, Class WB, 5.500%, 10/25/30	2,332
6,565	Series 2006-58, Class ST, IF, IO, 6.893%, 07/25/36	1,194
18,913	Series 2006-122, Class A, 6.000%, 05/25/25	19,456
1,087	Series 2007-16, Class FC, VAR, 1.007%, 03/25/37	1,070
2,289	Series 2007-22, Class SC, IF, IO, 5.823%, 03/25/37	320
2,760	Series 2007-26, Class BA, 5.500%, 05/25/29	2,778
15,275	Series 2007-33, Class MS, IF, IO, 6.333%, 04/25/37	2,406
3,415	Series 2007-54, Class FA, VAR, 0.657%, 06/25/37	3,426
4,304	Series 2007-76, Class DB, 6.000%, 05/25/33	4,541
409	Series 2007-79, Class MA, 5.500%, 12/25/28	409
16,636	Series 2007-85, Class SH, IF, IO, 6.243%, 09/25/37	2,572
13,067	Series 2007-95, Class A1, VAR, 0.507%, 08/27/36	13,059
2,867	Series 2007-106, Class A7, VAR, 5.963%, 10/25/37	3,062
4,943	Series 2008-18, Class SE, IF, IO, 6.013%, 03/25/38	614
51,962	Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	190
1,306	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	158
2,136	Series 2008-77, Class VA, 6.000%, 07/25/19	2,390
11,626	Series 2008-81, Class KA, 5.000%, 10/25/22	12,160
7,991	Series 2008-93, Class AM, 5.500%, 06/25/37	8,832
22,549	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	2,172
6,511	Series 2009-29, Class LA, VAR, 4.313%, 05/25/39	6,712
8,813	Series 2009-62, Class HJ, VAR, 6.000%, 05/25/39	9,698

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
45,685		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	3,019
8,790		Series 2009-108, Class VN, 5.000%, 09/25/39	9,717
65,025		Series 2009-112, Class SW, IF, IO, 5.993%, 01/25/40	8,055
5,986		Series 2010-9, Class PA, 4.500%, 10/25/39	6,090
8,509		Series 2010-19, Class VA, 5.000%, 02/25/21	9,359
6,361		Series 2010-58, Class MA, 5.500%, 12/25/38	6,886
14,483		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	1,337
15,716		Series 2010-64, Class DM, 5.000%, 06/25/40	17,194
11,945		Series 2010-64, Class EH, 5.000%, 10/25/35	12,703
21,324		Series 2010-111, Class AE, 5.500%, 04/25/38	22,701
15		Series G-11, Class Z, 8.500%, 05/25/21	18
6		Series G-22, Class ZT, 8.000%, 12/25/16	7
3		Series G-41, Class PT, 7.500%, 10/25/21	3
976		Series G92-19, Class M, 8.500%, 04/25/22	1,168
29		Series G92-35, Class E, 7.500%, 07/25/22	32
904		Series G92-35, Class EA, 8.000%, 07/25/22	1,004
14		Series G92-40, Class ZC, 7.000%, 07/25/22	16
112		Series G92-44, Class ZQ, 8.000%, 07/25/22	128
32		Series G92-54, Class ZQ, 7.500%, 09/25/22	36
4,737		Series G92-64, Class J, 8.000%, 11/25/22	5,379
1,946		Series G92-66, Class K, 8.000%, 12/25/22	2,212
1,817		Series G94-6, Class PJ, 8.000%, 05/17/24	2,062
		Federal National Mortgage Association STRIPS,
–	(h)	Series 25, Class 1, 6.000%, 02/01/13	—	(h)
74		Series 108, Class 1, PO, 03/01/20	72
2		Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,649		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	284
1,498		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	290
1,767		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	161
3,324		Series 334, Class 9, IO, 6.000%, 03/01/33	673
10,835		Series 343, Class 21, IO, 4.000%, 09/01/18	907
4,083		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	347
1,977		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	211
1,380		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	205
1,440		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	215
1,782		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	285
1,007		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	186
5,201		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	887
7,546		Series 394, Class C3, IO, 6.500%, 09/25/38	1,273
		Federal National Mortgage Association Whole Loan,
2		Series 1995-W3, Class A, 9.000%, 04/25/25	2
13,855		Series 2007-W1, Class 1AF1, VAR, 0.517%, 11/25/46	13,939
		Government National Mortgage Association,
102		Series 1997-12, Class D, 7.500%, 09/20/27	117
12,800		Series 2004-32, Class VH, 5.000%, 04/20/22	13,899
1,865		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	315
33,104		Series 2006-23, Class S, IF, IO, 6.245%, 01/20/36	4,437
56,429		Series 2006-26, Class S, IF, IO, 6.245%, 06/20/36	8,250
32,399		Series 2007-16, Class KU, IF, IO, 6.395%, 04/20/37	4,783
9,672		Series 2008-75, Class SP, IF, IO, 7.215%, 08/20/38	1,556
13,677		Series 2009-14, Class KS, IF, IO, 6.045%, 03/20/39	1,804
3,782		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	691
32,988		Series 2009-14, Class SA, IF, IO, 5.825%, 03/20/39	4,632
5,000		Series 2009-45, Class PB, 4.500%, 07/16/33	5,373

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
38,735	Series 2009-106, Class XL, IF, IO, 6.495%, 06/20/37	5,782
4,169	Series 2010-14, Class QP, 6.000%, 12/20/39	4,509
	NCUA Guaranteed Notes,
28,476	Series 2010-C1, Class A1, 1.600%, 10/29/20	28,551
18,495	Series 2010-R3, Class 1A, VAR, 0.805%, 12/08/20	18,587
10,386	Series 2010-R3, Class 3A, 2.400%, 12/08/20	10,602
19	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	22

		817,932

	Non-Agency CMO — 3.3%
	ABN Amro Mortgage Corp.,
4,157	Series 2003-7, Class A3, 4.500%, 07/25/18	4,167
1,878	Series 2003-9, Class A1, 4.500%, 08/25/18	1,908
20,000	American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,060
	Banc of America Mortgage Securities, Inc.,
491	Series 2004-4, Class 1A9, 5.000%, 05/25/34	492
5,365	Series 2004-4, Class 4A1, 4.750%, 05/25/19	5,534
8,485	Series 2004-5, Class 4A1, 4.750%, 06/25/19	8,725
354	Series 2004-6, Class 1A8, 5.500%, 07/25/34	354
11,378	Series 2005-1, Class 2A1, 5.000%, 02/25/20	11,414
	BCAP LLC Trust,
5,802	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	5,976
3,966	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	3,971
3,770	Series 2010-RR10, Class 4A5, VAR, 4.000%, 09/26/37 (e)	3,779
69	Series 2010-RR4, Class 4A1, VAR, 0.397%, 01/26/37 (e)	67
6,748	Series 2010-RR4, Class 5A7, VAR, 0.577%, 05/26/37 (e)	6,456
4,479	Series 2010-RR6, Class 23A7, VAR, 0.467%, 06/26/37 (e)	4,277
18,855	Series 2010-RR9, Class 1A3, VAR, 4.478%, 08/28/37 (e)	19,044
10,316	Series 2011-RR2, Class 3A3, VAR, 2.860%, 11/21/35 (e)	10,314
322	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	300
	Chase Mortgage Finance Corp.,
4,211	Series 2003-S10, Class A1, 4.750%, 11/25/18	4,330
1,468	Series 2003-S13, Class A2, 5.000%, 11/25/33	1,538
2,339	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21	2,317
	Citigroup Mortgage Loan Trust, Inc.,
1,664	Series 2003-UP3, Class A1, 7.000%, 09/25/33	1,730
5,726	Series 2004-UST1, Class A6, VAR, 5.095%, 08/25/34	5,820
8,423	Series 2008-AR4, Class 1A1A, VAR, 5.174%, 11/25/38 (e)	8,415
84	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	85
217	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	228
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,548	Series 2003-34, Class A6, 5.250%, 09/25/33	3,568
4,315	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	4,455
1,162	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,186
	Credit Suisse Mortgage Capital Certificates,
8,527	Series 2010-1R, Class 9A1, VAR, 5.000%, 06/27/37 (e)	8,309
8,535	Series 2011-7R, Class A1, VAR, 1.509%, 08/28/47 (e)	8,492
971	Series 2007-5, Class 5A5, VAR, 5.367%, 12/25/14	966
	CS First Boston Mortgage Securities Corp.,
1,230	Series 2003-17, Class 2A6, 3.500%, 07/25/18	1,255
3,544	Series 2003-23, Class 8A1, 5.000%, 09/25/18	3,616
5,213	Series 2004-8, Class 6A1, 4.500%, 12/25/19	5,415
	First Horizon Asset Securities, Inc.,
5,883	Series 2003-8, Class 2A1, 4.500%, 09/25/18	5,929

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,508	Series 2004-7, Class 2A1, 4.750%, 12/25/19	3,517
6,554	GMAC Mortgage Corp. Loan Trust, Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	6,163
1,658	GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	1,660
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.617%, 02/25/35	2,278
	JP Morgan Mortgage Trust,
7,351	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	7,424
8,810	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	8,125
10	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	11
2,667	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	2,609
	MASTR Alternative Loans Trust,
289	Series 2004-8, Class 6A1, 5.500%, 09/25/19	294
4,503	Series 2004-8, Class 7A1, 5.000%, 09/25/19	4,712
	MASTR Asset Securitization Trust,
1,115	Series 2002-7, Class 1A1, 5.500%, 11/25/17	1,152
3,177	Series 2003-2, Class 1A1, 5.000%, 03/25/18	3,263
1,923	Series 2003-11, Class 10A1, 5.000%, 12/25/18	1,988
4,876	Series 2004-6, Class 6A1, 4.500%, 07/25/19	4,919
6	Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	6
453	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	466
	Nomura Asset Acceptance Corp.,
1,576	Series 2005-AR1, Class 1A1, VAR, 2.758%, 02/25/35	1,230
776	Series 2005-AR2, Class 3A1, VAR, 0.507%, 05/25/35	627
2,481	Series 2005-AR6, Class 4A1, VAR, 0.517%, 12/25/35	1,166
7	Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	7
6,074	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	6,251
	Residential Accredit Loans, Inc.,
336	Series 2003-QR24, Class A7, 4.000%, 07/25/33	328
2,668	Series 2003-QS1, Class A6, 4.250%, 01/25/33	2,677
437	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	435
3,818	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	3,903
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	5,004
	Wells Fargo Mortgage-Backed Securities Trust,
5,814	Series 2003-10, Class A1, 4.500%, 09/25/18	5,969
4,547	Series 2003-11, Class 2A1, 4.750%, 10/25/18	4,670
4,788	Series 2003-12, Class A1, 4.750%, 11/25/18	4,946
5,516	Series 2003-12, Class A2, 4.500%, 11/25/18	5,669
501	Series 2003-12, Class A3, 5.000%, 11/25/18	520
4,180	Series 2003-15, Class 1A1, 4.750%, 12/25/18	4,312
6,100	Series 2003-16, Class 2A1, 4.500%, 12/25/18	6,221
3,905	Series 2003-K, Class 1A1, VAR, 4.432%, 11/25/33	3,948
62	Series 2003-K, Class 1A2, VAR, 4.432%, 11/25/33	64
9,206	Series 2003-M, Class A1, VAR, 4.690%, 12/25/33	9,311
4,400	Series 2004-7, Class 2A1, 4.500%, 07/25/19	4,484
2,533	Series 2004-EE, Class 2A2, VAR, 2.710%, 12/25/34	2,405
3,313	Series 2004-EE, Class 3A2, VAR, 2.737%, 12/25/34	3,221
6,138	Series 2004-O, Class A1, VAR, 4.885%, 08/25/34	6,290
8,320	Series 2005-1, Class 1A1, 4.750%, 01/25/20	8,555
8,076	Series 2005-13, Class A1, 5.000%, 11/25/20	8,399

		323,691

	Total Collateralized Mortgage Obligations (Cost $1,125,924)	1,141,623

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 3.2%
	Banc of America Commercial Mortgage, Inc.,
2,399	Series 2004-2, Class A3, 4.050%, 11/10/38	2,426
143	Series 2004-5, Class A3, 4.561%, 11/10/41	143
8,021	BCRR Trust, Series 2010-LEAF, Class 36A, 4.230%, 03/22/31 (e)	8,030
	Bear Stearns Commercial Mortgage Securities,
1,650	Series 2002-TOP6, Class A2, 6.460%, 10/15/36	1,657
32,335	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	34,950
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,026
2	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	2
1,435	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,491
1,306	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,350
3,069	Commercial Mortgage Pass- Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	3,076
15,315	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	16,208
15,703	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,174
	GMAC Commercial Mortgage Securities, Inc.,
494	Series 2003-C1, Class A1, 3.337%, 05/10/36	497
61	Series 2003-C3, Class A3, 4.646%, 04/10/40	61
27,750	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	29,533
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.388%, 05/15/41	19,211
2,240	Series 2004-LN2, Class A1, 4.475%, 07/15/41	2,260
	LB-UBS Commercial Mortgage Trust,
10,647	Series 2002-C2, Class A4, 5.594%, 06/15/31	10,752
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	16,259
	Morgan Stanley Capital I,
4,622	Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	4,866
693	Series 2003-T11, Class A3, 4.850%, 06/13/41	696
	Morgan Stanley Re-REMIC Trust,
9,819	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	9,849
26,500	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	26,476
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,374
17,596	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	17,574
1,461	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	1,499
14,340	Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	14,452
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,224
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,175
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.739%, 08/15/39	19,700
8,388	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,999
13,993	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	14,146

	Total Commercial Mortgage-Backed Securities (Cost $321,338)	320,136

Corporate Bonds — 16.4%
	Consumer Discretionary — 0.7%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
990	1.750%, 03/01/14	997
4,435	4.875%, 09/15/13	4,713

		5,710

	Automobiles — 0.1%
6,555	Daimler Finance North America LLC, 6.500%, 11/15/13	7,121

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — 0.1%
5,865	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 03/01/16	6,039

	Household Durables — 0.0% (g)
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,887

	Media — 0.4%
1,363	CBS Corp., 8.200%, 05/15/14	1,550
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	339
	Comcast Corp.,
1,935	5.300%, 01/15/14	2,090
1,465	5.850%, 11/15/15	1,660
6,220	Cox Communications, Inc., 5.450%, 12/15/14	6,894
4,950	NBCUniversal Media LLC, 2.875%, 04/01/16	5,035
	News America Holdings, Inc.,
1,495	7.600%, 10/11/15	1,697
300	9.250%, 02/01/13	325
4,275	TCI Communications, Inc., 8.750%, 08/01/15	5,219
	Time Warner Cable, Inc.,
3,990	3.500%, 02/01/15	4,157
1,400	6.200%, 07/01/13	1,506
875	7.500%, 04/01/14	980
1,601	8.250%, 02/14/14	1,807
2,050	Viacom, Inc., 4.375%, 09/15/14	2,199
	Walt Disney Co. (The),
2,560	0.875%, 12/01/14	2,555
585	4.700%, 12/01/12	609

		38,622

	Multiline Retail — 0.0% (g)
1,190	Target Corp., 5.125%, 01/15/13	1,249

	Specialty Retail — 0.1%
2,555	Home Depot, Inc., 5.250%, 12/16/13	2,767
2,675	Staples, Inc., 9.750%, 01/15/14	3,056

		5,823

	Total Consumer Discretionary	66,451

	Consumer Staples — 0.7%
	Beverages — 0.3%
1,420	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	1,430
480	Bottling Group LLC, 6.950%, 03/15/14	540
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,398
1,773	1.800%, 09/01/16 (e)	1,787
5,050	3.625%, 03/15/14	5,367
475	Diageo Capital plc, (United Kingdom), 5.200%, 01/30/13	499
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,339
	PepsiCo, Inc.,
2,975	3.750%, 03/01/14	3,168
980	4.650%, 02/15/13	1,029
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,694
1,000	5.700%, 01/15/14 (e)	1,087

		27,338

	Food & Staples Retailing — 0.1%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,315
	Kroger Co. (The),
890	3.900%, 10/01/15	954
4,975	7.500%, 01/15/14	5,580
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,971
695	4.550%, 05/01/13	735
2,780	7.250%, 06/01/13	3,050

		13,605

	Food Products — 0.3%
4,570	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	4,774
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,945
	Cargill, Inc.,
1,215	4.375%, 06/01/13 (e)	1,270
1,385	5.000%, 11/15/13 (e)	1,485
1,450	5.200%, 01/22/13 (e)	1,515
	General Mills, Inc.,
3,105	5.250%, 08/15/13	3,321
1,770	5.650%, 09/10/12	1,833
710	Kellogg Co., 4.250%, 03/06/13	738
	Kraft Foods, Inc.,
1,210	4.125%, 02/09/16	1,297
1,500	5.250%, 10/01/13	1,600
150	6.000%, 02/11/13	158
1,081	6.250%, 06/01/12	1,109
2,780	6.750%, 02/19/14	3,107

		24,152

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	460

	Total Consumer Staples	65,555

	Energy — 0.4%
	Energy Equipment & Services — 0.0% (g)
2,980	Transocean, Inc., (Cayman Islands), 5.050%, 12/15/16	2,977

	Oil, Gas & Consumable Fuels — 0.4%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	473
2,000	7.625%, 03/15/14	2,245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
3,660	Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	4,022
1,390	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	1,498
800	Chevron Corp., 3.950%, 03/03/14	857
1,145	ConocoPhillips, 4.750%, 02/01/14	1,240
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,356
3,721	PC Financial Partnership, 5.000%, 11/15/14	4,024
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,662
2,452	3.100%, 06/28/15	2,607
5,225	4.000%, 03/21/14	5,610
2,400	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	2,620
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,407

		34,621

	Total Energy	37,598

	Financials — 10.3%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
1,858	2.300%, 07/28/16	1,857
6,277	2.500%, 01/15/16	6,357
2,240	2.950%, 06/18/15	2,322
1,870	3.100%, 01/15/15	1,941
3,300	4.500%, 04/01/13	3,454
6,690	BlackRock, Inc., 3.500%, 12/10/14	7,144
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,798
	Credit Suisse USA, Inc.,
765	4.875%, 01/15/15	789
8,877	5.125%, 08/15/15	9,324
5,225	5.500%, 08/15/13	5,430
580	FMR LLC, 4.750%, 03/01/13 (e)	596
	Goldman Sachs Group, Inc. (The),
10,415	3.625%, 02/07/16	9,805
6,895	3.700%, 08/01/15	6,654
2,000	4.750%, 07/15/13	2,004
6,750	5.125%, 01/15/15	6,841
1,860	5.150%, 01/15/14	1,889
950	5.250%, 04/01/13	959
8,955	5.250%, 10/15/13	9,104
3,000	5.500%, 11/15/14	3,095
18,840	6.000%, 05/01/14	19,322
	Jefferies Group, Inc.,
9,275	3.875%, 11/09/15	7,860
2,050	5.875%, 06/08/14	1,930
	Lehman Brothers Holdings, Inc.,
2,225	3.950%, 11/10/09 (d) (f) (i)	573
500	5.750%, 07/18/11 (d) (f) (i)	129
1,062	6.625%, 01/18/12 (d) (f) (i)	273
1,705	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	1,793
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	924
3,275	5.300%, 09/30/15	3,018
4,376	5.450%, 02/05/13	4,364
4,591	5.450%, 07/15/14	4,537
13,651	6.150%, 04/25/13	13,676
	Morgan Stanley,
1,936	2.875%, 07/28/14	1,795
1,600	4.100%, 01/26/15	1,479
12,242	4.200%, 11/20/14	11,640
915	4.750%, 04/01/14	878
8,805	5.300%, 03/01/13	8,793
285	5.625%, 01/09/12	286
13,150	6.000%, 05/13/14	13,075
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,253
8,505	5.000%, 03/04/15	8,513
	Northern Trust Corp.,
1,860	4.625%, 05/01/14	2,003
3,220	5.500%, 08/15/13	3,468
	State Street Corp.,
5,370	2.875%, 03/07/16	5,504
6,213	4.300%, 05/30/14	6,656
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	483
6,670	3.875%, 01/15/15	6,631

		217,219

	Commercial Banks — 3.3%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	446
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,046
	ANZ National (International) Ltd., (New Zealand),
1,190	2.375%, 12/21/12 (e)	1,201
531	3.125%, 08/10/15 (e)	531
1,700	Australia & New Zealand Banking Group Ltd., (Australia), 2.125%, 01/10/14 (e)	1,712
6,034	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	6,021
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,210
1,645	2.050%, 10/07/15	1,646
5,300	3.400%, 01/22/15	5,560
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,819

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
9,495	2.500%, 01/23/13	9,421
10,925	2.500%, 09/21/15 (e)	10,706
4,450	3.900%, 04/07/15	4,449
650	Series 1, 5.000%, 09/22/16	660
3,280	5.200%, 07/10/14	3,398
	BB&T Corp.,
6,970	3.200%, 03/15/16	7,201
3,410	3.850%, 07/27/12	3,477
4,555	4.750%, 10/01/12	4,687
1,232	5.200%, 12/23/15	1,324
6,154	5.700%, 04/30/14	6,734
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,412
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,451
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,329
3,000	2.600%, 07/02/15 (e)	3,095
1,290	Comerica, Inc., 3.000%, 09/16/15	1,315
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,346
10,114	5.500%, 05/01/14	10,675
	Deutsche Bank AG, (Germany),
8,290	2.375%, 01/11/13	8,266
5,500	3.250%, 01/11/16	5,499
3,890	3.875%, 08/18/14	3,979
1,445	4.875%, 05/20/13	1,484
600	5.375%, 10/12/12	615
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,722
12,209	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,361
505	Fifth Third Bancorp, 3.625%, 01/25/16	506
2,836	HSBC Bank plc, (United Kingdom), 1.625%, 07/07/14 (e)	2,806
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,835
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,689
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,832
750	5.700%, 08/15/12	771
1,290	5.800%, 07/01/14	1,378
5,720	KeyCorp, 6.500%, 05/14/13	6,059
1,525	M&I Marshall & Ilsley Bank, 5.150%, 02/22/12	1,520
805	M&T Bank Corp., 5.375%, 05/24/12	819
500	Manufacturers & Traders Trust Co., VAR, 1.872%, 04/01/13	499
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,287
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,723
5,070	2.500%, 01/08/13 (e)	5,125
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,560
8,105	National City Corp., 4.900%, 01/15/15	8,708
2,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	2,464
1,525	PNC Funding Corp., 3.625%, 02/08/15	1,592
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,296
	Royal Bank of Canada, (Canada),
4,130	2.300%, 07/20/16	4,169
2,390	2.625%, 12/15/15	2,443
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,190
3,272	SunTrust Banks, Inc., 5.250%, 11/05/12	3,365
6,100	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	6,219
	U.S. Bancorp,
1,075	2.450%, 07/27/15	1,097
5,938	2.875%, 11/20/14	6,188
3,366	4.200%, 05/15/14	3,599
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,473
6,202	6.300%, 02/04/14	6,808
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,423
1,500	5.000%, 08/15/15	1,589
1,440	5.600%, 03/15/16	1,575
	Wachovia Corp.,
1,155	4.875%, 02/15/14	1,207
3,000	5.250%, 08/01/14	3,167
3,130	5.500%, 05/01/13	3,315
	Wells Fargo & Co.,
5,185	3.750%, 10/01/14	5,484
6,780	4.375%, 01/31/13	7,017
5,770	4.625%, 04/15/14	6,012
2,500	4.950%, 10/16/13	2,618
560	5.000%, 11/15/14	594
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,542
	Westpac Banking Corp., (Australia),
6,973	2.100%, 08/02/13	7,022
3,560	4.200%, 02/27/15	3,698

		328,081

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — 1.0%
6,262	American Express Co., 7.250%, 05/20/14	6,980
	American Express Credit Corp.,
2,165	2.750%, 09/15/15	2,144
1,667	2.800%, 09/19/16	1,650
2,150	5.300%, 12/02/15	2,336
4,964	5.875%, 05/02/13	5,226
10,305	7.300%, 08/20/13	11,122
	American Honda Finance Corp.,
5,730	2.375%, 03/18/13 (e)	5,816
2,200	3.500%, 03/16/15 (e)	2,284
5,940	4.625%, 04/02/13 (e)	6,163
	Boeing Capital Corp.,
500	2.125%, 08/15/16	507
1,192	5.800%, 01/15/13	1,259
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,115
	Capital One Financial Corp.,
500	5.500%, 06/01/15	536
1,725	6.250%, 11/15/13	1,847
5,752	7.375%, 05/23/14	6,290
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,512
	HSBC Finance Corp.,
10,100	4.750%, 07/15/13	10,340
15,901	5.000%, 06/30/15	16,236
1,625	5.250%, 04/15/15	1,682
	John Deere Capital Corp.,
995	1.600%, 03/03/14	1,011
2,400	2.250%, 06/07/16	2,453
1,335	2.950%, 03/09/15	1,400
2,450	4.500%, 04/03/13	2,575
325	4.950%, 12/17/12	340
	MBNA Corp.,
1,860	6.125%, 03/01/13	1,895
500	7.500%, 03/15/12	503
1,261	PACCAR Financial Corp., 1.550%, 09/29/14	1,269
2,737	Toyota Motor Credit Corp., 3.200%, 06/17/15	2,870
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	994

		101,355

	Diversified Financial Services — 2.4%
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,071
	Bank of America Corp.,
715	3.625%, 03/17/16	629
6,005	4.900%, 05/01/13	5,972
975	5.125%, 11/15/14	946
2,345	5.375%, 09/11/12	2,357
15,480	7.375%, 05/15/14	15,594
	BP Capital Markets plc, (United Kingdom),
1,205	2.248%, 11/01/16	1,201
1,190	3.125%, 03/10/12	1,198
3,000	3.200%, 03/11/16	3,117
1,870	3.625%, 05/08/14	1,963
4,375	3.875%, 03/10/15	4,618
3,015	5.250%, 11/07/13	3,237
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	4,989
	Caterpillar Financial Services Corp.,
6,700	1.550%, 12/20/13	6,792
2,265	4.900%, 08/15/13	2,427
1,700	5.500%, 03/15/16	1,961
3,080	6.125%, 02/17/14	3,422
1,880	6.200%, 09/30/13	2,052
	Citigroup, Inc.,
900	4.750%, 05/19/15	905
14,270	5.500%, 04/11/13	14,617
6,000	5.850%, 07/02/13	6,196
21,650	6.000%, 12/13/13	22,409
11,655	6.010%, 01/15/15	12,074
6,445	6.375%, 08/12/14	6,791
4,428	6.500%, 08/19/13	4,608
1,070	CME Group, Inc., 5.750%, 02/15/14	1,168
3,710	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	3,726
	FUEL Trust,
10,086	3.984%, 06/15/16 (e)	9,803
6,080	4.207%, 04/15/16 (e)	5,983
	General Electric Capital Corp.,
12,870	3.500%, 06/29/15	13,291
5,000	3.750%, 11/14/14	5,221
2,170	4.375%, 09/21/15	2,323
5,000	4.750%, 09/15/14	5,364
5,541	4.875%, 03/04/15	5,946
13,757	5.450%, 01/15/13	14,382
11,926	5.500%, 06/04/14	12,893
3,225	5.650%, 06/09/14	3,474
16,737	5.900%, 05/13/14	18,284
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,493
885	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	898

		240,395

	FDIC Guaranteed Securities (~) — 0.0% (g)
2,500	General Electric Capital Corp., 2.625%, 12/28/12	2,567

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,034
5,000	5.600%, 05/15/15	5,573
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,544
2,343	Aon Corp., 3.500%, 09/30/15	2,393
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,475
	Berkshire Hathaway Finance Corp.,
2,770	5.000%, 08/15/13	2,947
6,615	5.100%, 07/15/14	7,223
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,072
5,938	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	6,231
	MassMutual Global Funding II,
1,084	2.300%, 09/28/15 (e)	1,084
105	3.625%, 07/16/12 (e)	106
	Metropolitan Life Global Funding I,
3,463	2.500%, 01/11/13 (e)	3,508
2,701	2.500%, 09/29/15 (e)	2,690
14,495	5.125%, 04/10/13 (e)	15,150
1,200	5.200%, 09/18/13 (e)	1,273
4,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	4,225
	New York Life Global Funding,
2,730	3.000%, 05/04/15 (e)	2,860
3,350	4.650%, 05/09/13 (e)	3,522
285	5.250%, 10/16/12 (e)	297
1,000	5.375%, 09/15/13 (e)	1,070
3,240	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	3,393
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	510
1,975	5.400%, 10/18/12 (e)	2,042
5,995	5.450%, 06/11/14 (e)	6,494
609	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	615
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,162
4,933	5.300%, 04/24/13	5,199

2,561	Travelers Cos., Inc. (The), 6.250%, 06/20/16	2,982
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,440

		95,114

	Real Estate Investment Trusts (REITs) — 0.2%
2,000	ERP Operating LP, 5.200%, 04/01/13	2,077
5,252	HCP, Inc., 2.700%, 02/01/14	5,226
	Simon Property Group LP,
673	4.200%, 02/01/15	711
1,850	4.900%, 01/30/14	1,968
1,125	6.750%, 05/15/14	1,241

4,980	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (e)	5,560

		16,783

	Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,137
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,133
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,238

		18,508

	Total Financials	1,020,022

Health Care — 0.2%
	Biotechnology — 0.0% (g)
2,200	Amgen, Inc., 2.300%, 06/15/16	2,157

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,671
255	4.000%, 03/01/14	272
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,028

		3,971

	Health Care Providers & Services — 0.0% (g)
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	813
2,095	UnitedHealth Group, Inc., 5.000%, 08/15/14	2,280
550	WellPoint Health Networks, Inc., 6.375%, 01/15/12	554
215	WellPoint, Inc., 6.000%, 02/15/14	235

		3,882

	Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,760
850	Eli Lilly & Co., 3.550%, 03/06/12	856
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,120
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,825
2,793	Wyeth, 5.500%, 02/01/14	3,070

		11,631

	Total Health Care	21,641

Industrials — 0.6%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,817	4.950%, 06/01/14 (e)	1,922
2,335	5.200%, 08/15/15 (e)	2,505
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,073

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
3,085	5.000%, 03/15/14	3,382
2,190	5.125%, 02/15/13	2,302
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,691
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,192
210	Lockheed Martin Corp., 2.125%, 09/15/16	209
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,058
		16,334
	Commercial Services & Supplies — 0.0% (g)
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	708
2,375	4.875%, 08/15/14	2,517
1,100	Waste Management, Inc., 6.375%, 11/15/12	1,155

		4,380

	Industrial Conglomerates — 0.1%
3,767	General Electric Co., 5.000%, 02/01/13	3,933
1,285	Honeywell International, Inc., 4.250%, 03/01/13	1,342
5,000	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	5,837

		11,112

	Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	834
4,323	Danaher Corp., 1.300%, 06/23/14	4,373
1,475	Deere & Co., 6.950%, 04/25/14	1,683
	PACCAR, Inc.,
100	6.375%, 02/15/12	101
1,150	6.875%, 02/15/14	1,295

		8,286

	Road & Rail — 0.2%
2,000	Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	2,249
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,682
2,852	4.950%, 01/15/14	3,097
	CSX Corp.,
500	5.300%, 02/15/14	542
3,330	6.300%, 03/15/12	3,377
	Ryder System, Inc.,
1,000	3.600%, 03/01/16	1,038
2,145	6.000%, 03/01/13	2,263
	Union Pacific Corp.,
1,433	5.125%, 02/15/14	1,553
4,235	5.450%, 01/31/13	4,456
1,370	7.000%, 02/01/16	1,645

		24,902

	Total Industrials	65,014

Information Technology — 0.8%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
2,500	1.625%, 03/14/14	2,547
1,230	5.500%, 02/22/16	1,422

		3,969

	Computers & Peripherals — 0.4%
	Dell, Inc.,
5,353	3.100%, 04/01/16	5,617
2,310	4.700%, 04/15/13	2,422
600	5.625%, 04/15/14	658
	Hewlett-Packard Co.,
3,417	2.125%, 09/13/15	3,439
1,535	3.000%, 09/15/16	1,573
350	4.500%, 03/01/13	364
2,500	4.750%, 06/02/14	2,680
7,155	6.125%, 03/01/14	7,858
	International Business Machines Corp.,
1,375	0.875%, 10/31/14	1,375
5,860	1.950%, 07/22/16	5,963
3,025	2.100%, 05/06/13	3,089
1,250	6.500%, 10/15/13	1,384
650	7.500%, 06/15/13	718

		37,140

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
805	3.375%, 11/01/15	803
7,721	6.875%, 07/01/13	8,331

		9,134

	Office Electronics — 0.1%
	Xerox Corp.,
3,421	5.650%, 05/15/13	3,599
2,505	8.250%, 05/15/14	2,840

		6,439

	Semiconductors & Semiconductor Equipment — 0.1%
2,616	Intel Corp., 1.950%, 10/01/16	2,646
6,197	National Semiconductor Corp., 3.950%, 04/15/15	6,681
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,772

		14,099

	Software — 0.1%
3,155	Microsoft Corp., 2.950%, 06/01/14	3,331
4,025	Oracle Corp., 5.250%, 01/15/16	4,617

		7,948

	Total Information Technology	78,729

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
Materials — 0.6%
	Chemicals — 0.3%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	880
	Dow Chemical Co. (The),
900	2.500%, 02/15/16	902
4,314	5.900%, 02/15/15	4,775
2,469	7.600%, 05/15/14	2,792
	EI du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,919
3,225	3.250%, 01/15/15	3,437
1,708	5.000%, 01/15/13	1,787
3,153	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	3,374
5,994	PPG Industries, Inc., 5.750%, 03/15/13	6,339
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,287
1,920	3.950%, 06/01/13	2,014
830	4.625%, 03/30/15	915

		32,421

	Construction Materials — 0.0% (g)
975	CRH America, Inc., 6.000%, 09/30/16	1,034

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,679
695	4.800%, 04/15/13	734
2,443	5.125%, 03/29/12	2,477
950	6.750%, 11/01/13	1,049
4,120	8.500%, 12/01/12	4,453
	Nucor Corp.,
635	4.875%, 10/01/12	655
650	5.000%, 06/01/13	689
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,163
897	2.250%, 09/20/16	906
8,345	8.950%, 05/01/14	9,761

		26,566

	Total Materials	60,021

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,875	4.850%, 02/15/14	2,022
11,875	4.950%, 01/15/13	12,398
16,135	6.700%, 11/15/13	17,824
7,126	BellSouth Corp., 5.200%, 09/15/14	7,843
4,050	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	4,204
	Deutsche Telekom International Finance B.V., (Netherlands),
3,380	4.875%, 07/08/14	3,621
1,000	5.750%, 03/23/16	1,104
550	5.875%, 08/20/13	585
6,510	France Telecom S.A., (France), 4.375%, 07/08/14	6,901
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,576
1,450	6.175%, 06/18/14	1,390
	Telefonica Emisiones S.A.U., (Spain),
500	3.729%, 04/27/15	474
1,121	3.992%, 02/16/16	1,050
1,280	4.949%, 01/15/15	1,263
2,110	5.855%, 02/04/13	2,136
	Verizon Communications, Inc.,
1,320	5.250%, 04/15/13	1,395
15,000	5.550%, 02/15/16	17,000
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,658

		86,444

	Wireless Telecommunication Services — 0.2%
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,423
4,075	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	4,347

		20,770

	Total Telecommunication Services	107,214

Utilities — 1.0%
	Electric Utilities — 0.7%
555	AEP Texas North Co., 5.500%, 03/01/13	581
490	Alabama Power Co., 4.850%, 12/15/12	510
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	737
610	5.750%, 01/15/14	668
3,160	7.000%, 03/01/14	3,564
415	Commonwealth Edison Co., 1.950%, 09/01/16	412
1,645	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,792
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,646
1,095	3.950%, 09/15/14	1,170
5,085	5.650%, 06/15/13	5,426
2,133	6.300%, 02/01/14	2,364

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	547
1,000	Exelon Corp., 4.900%, 06/15/15	1,075
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,647
4,803	Georgia Power Co., 6.000%, 11/01/13	5,255
225	MidAmerican Energy Co., 5.125%, 01/15/13	236
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,039
1,567	5.875%, 10/01/12	1,629
1,239	NextEra Energy Capital Holdings, Inc., 5.350%, 06/15/13	1,312
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,246
1,060	Northern States Power Co., 8.000%, 08/28/12	1,115
2,210	Ohio Power Co., 5.750%, 09/01/13	2,370
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,883
750	PacifiCorp, 4.950%, 08/15/14	820
716	Peco Energy Co., 5.000%, 10/01/14	793
295	Progress Energy, Inc., 6.050%, 03/15/14	326
	PSEG Power LLC,
1,683	2.500%, 04/15/13	1,703
960	2.750%, 09/15/16	960
	Public Service Electric & Gas Co.,
400	2.700%, 05/01/15	418
1,200	5.000%, 08/15/14	1,316
2,330	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	2,702
745	Southern California Edison Co., 4.150%, 09/15/14	807
	Southern Co. (The),
560	1.950%, 09/01/16	564
2,952	4.150%, 05/15/14	3,162
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,554
669	6.250%, 02/15/13	704
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,046
4,460	5.100%, 11/30/12	4,648

		67,747

	Gas Utilities — 0.2%
	AGL Capital Corp.,
810	4.450%, 04/15/13	839
1,000	4.950%, 01/15/15	1,075
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,621
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,088
2,270	7.875%, 04/01/13	2,457
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,154
668	Southern California Gas Co., 5.500%, 03/15/14	734
10,025	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	10,508

		25,476

	Multi-Utilities — 0.1%
1,515	PG&E Corp., 5.750%, 04/01/14	1,654
	Sempra Energy,
1,210	6.000%, 02/01/13	1,272
6,010	8.900%, 11/15/13	6,772
1,815	Wisconsin Electric Power Co., 6.000%, 04/01/14	2,028

		11,726

	Total Utilities	104,949

	Total Corporate Bonds (Cost $1,617,810)	1,627,194

Foreign Government Securities — 0.2%
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	252
	Province of Ontario, (Canada),
8,655	2.700%, 06/16/15	9,078
6,530	2.950%, 02/05/15	6,897
1,250	4.100%, 06/16/14	1,352
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,600

	Total Foreign Government Securities (Cost $20,202)	21,179

Mortgage Pass-Through Securities — 8.1%
	Federal Home Loan Mortgage Corp.,
1,853	ARM, 2.252%, 08/01/36	1,955
100	ARM, 2.276%, 01/01/27	105
643	ARM, 2.283%, 06/01/36	677
4,625	ARM, 2.328%, 10/01/36	4,885
343	ARM, 2.334%, 03/01/35	360
135	ARM, 2.415%, 12/01/27	142
2,213	ARM, 2.480%, 08/01/36	2,328
548	ARM, 2.582%, 07/01/36	582
7	ARM, 2.643%, 12/01/17	7
4,080	ARM, 2.790%, 03/01/36	4,334
6,004	ARM, 3.129%, 10/01/35 - 12/01/36	6,335
8,075	ARM, 3.220%, 03/01/36	8,622
6,378	ARM, 3.559%, 03/01/35	6,741
581	ARM, 4.138%, 08/01/37	616
300	ARM, 5.078%, 04/01/37	318
1,817	ARM, 5.343%, 11/01/36	1,907

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,148	ARM, 5.457%, 10/01/37	1,227
3,241	ARM, 5.494%, 01/01/38	3,448
3,625	ARM, 5.570%, 04/01/38	3,856
6,159	ARM, 5.704%, 06/01/37	6,556
12,725	ARM, 5.705%, 06/01/37	13,543
1,653	ARM, 5.721%, 03/01/37	1,754
3,145	ARM, 5.730%, 05/01/37	3,364
2,442	ARM, 5.836%, 08/01/37	2,598
2,718	ARM, 5.875%, 12/01/36	2,850
3,406	ARM, 5.884%, 01/01/37	3,574
646	ARM, 5.989%, 08/01/36	696
1,415	ARM, 6.011%, 02/01/37	1,513
2,273	ARM, 6.025%, 03/01/37	2,439
1,345	ARM, 6.027%, 03/01/37	1,442
5	ARM, 6.069%, 01/01/27	5
1,637	ARM, 6.077%, 04/01/37	1,747
989	ARM, 6.392%, 02/01/37	1,070
1,914	ARM, 6.445%, 12/01/36	2,072
1,306	ARM, 6.463%, 11/01/37	1,408
1,047	ARM, 6.800%, 08/01/37	1,101
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,151	4.000%, 07/01/18 - 07/01/19	5,450
2,166	4.500%, 04/01/16 - 10/01/18	2,306
13,631	5.000%, 03/01/18 - 04/01/19	14,650
26,231	5.500%, 11/01/12 - 01/01/24	28,415
23,709	6.000%, 08/01/16 - 12/01/23	25,811
25,545	6.500%, 07/01/14 - 08/01/21	27,599
12,399	7.000%, 01/01/12 - 03/01/17	13,373
–(h)	8.000%, 01/01/12	—	(h)
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,893	6.000%, 01/01/19 - 10/01/24	3,161
9,135	6.500%, 08/01/18 - 03/01/26	10,138
29	7.000%, 03/01/14	31
210	7.500%, 10/01/16 - 07/01/18	237
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,096	6.000%, 09/01/17 - 07/01/32	1,209
1,999	7.000%, 08/01/38	2,276
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
18,519	7.500%, 12/01/36	21,615
6,725	10.000%, 10/01/30	8,070
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
54	8.000%, 04/01/17 - 05/01/19	60
10	8.250%, 08/01/17	10
	Federal National Mortgage Association,
52	ARM, 1.947%, 03/01/19	53
321	ARM, 1.969%, 01/01/35	337
644	ARM, 2.194%, 05/01/36	671
2,131	ARM, 2.273%, 08/01/36	2,253
167	ARM, 2.314%, 04/01/36	177
683	ARM, 2.323%, 10/01/36	715
20	ARM, 2.325%, 05/01/25	21
1	ARM, 2.345%, 10/01/27	1
1,060	ARM, 2.349%, 12/01/35	1,117
23	ARM, 2.365%, 06/01/27	24
1,734	ARM, 2.383%, 09/01/34	1,827
839	ARM, 2.405%, 10/01/36	886
504	ARM, 2.492%, 08/01/36	533
1,871	ARM, 2.589%, 08/01/36	1,978
4,426	ARM, 2.625%, 12/01/36	4,724
1,877	ARM, 2.646%, 08/01/36	1,983
33	ARM, 2.648%, 07/01/27	34
27	ARM, 2.648%, 01/01/19	28
11	ARM, 2.723%, 10/01/25	11
9	ARM, 2.797%, 08/01/19	9
4,438	ARM, 2.939%, 03/01/36	4,694
680	ARM, 2.943%, 12/01/36	707
257	ARM, 2.981%, 12/01/36	273
8,072	ARM, 3.128%, 03/01/36	8,526
6,845	ARM, 3.132%, 03/01/36	7,230
5,386	ARM, 3.180%, 10/01/35	5,689
535	ARM, 3.213%, 12/01/36	571
26	ARM, 3.250%, 11/01/16	27
974	ARM, 3.480%, 07/01/36	1,032
11	ARM, 3.763%, 08/01/17	12
1,069	ARM, 4.233%, 04/01/37	1,127
562	ARM, 4.557%, 01/01/37	595
3,790	ARM, 5.078%, 01/01/37	4,048
3,855	ARM, 5.244%, 11/01/37	4,085
2,348	ARM, 5.421%, 11/01/37	2,505
139	ARM, 5.584%, 06/01/36	149
7,106	ARM, 5.629%, 01/01/23	7,720
586	ARM, 5.678%, 07/01/37	611
2,351	ARM, 5.694%, 12/01/37	2,521
991	ARM, 5.702%, 03/01/47	1,067
1,658	ARM, 5.763%, 04/01/37 - 07/01/37	1,770
3,007	ARM, 5.791%, 08/01/37 - 11/01/37	3,197
71	ARM, 5.932%, 08/01/36	76
1,851	ARM, 5.960%, 04/01/38	1,986
3,500	ARM, 6.059%, 03/01/37	3,739
3,065	ARM, 6.065%, 07/01/37	3,263
3,650	ARM, 6.190%, 08/01/37	3,868
2,429	ARM, 6.290%, 02/01/37	2,534
	Federal National Mortgage Association, 15 Year, Single Family,
5,964	4.000%, 07/01/18 - 01/01/19	6,318
9,544	4.500%, 05/01/18 - 05/01/19	10,203
14,736	5.000%, 12/01/13 - 07/01/20	15,906
86,338	5.500%, 01/01/18 - 01/01/25	93,669
65,767	6.000%, 06/01/13 - 07/01/24	71,397
38,557	6.500%, 02/01/12 - 03/01/23	42,244

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
8,679	7.000%, 03/01/12 - 01/01/18	9,372
41	7.500%, 05/01/15	45
508	8.000%, 11/01/15 - 10/01/16	547
	Federal National Mortgage Association, 20 Year, Single Family,
3,793	5.500%, 05/01/27	4,125
4,204	6.000%, 03/01/18 - 04/01/24	4,629
6,316	6.500%, 01/01/14 - 03/01/25	6,989
1,991	7.000%, 12/01/13 - 08/01/21	2,255
20	7.500%, 11/01/13 - 06/01/16	22
48	8.000%, 07/01/14 - 11/01/15	52
	Federal National Mortgage Association, 30 Year, FHA/VA,
283	5.500%, 08/01/34	310
53	6.000%, 07/01/17	58
16	8.500%, 03/01/27	19
	Federal National Mortgage Association, 30 Year, Single Family,
14,048	5.500%, 05/01/33	15,488
31,559	6.000%, 04/01/35 - 01/01/38	34,838
58,276	6.500%, 03/01/26 - 10/01/38	65,062
19,698	7.000%, 04/01/37 - 08/01/37	22,370
155	8.000%, 12/01/30	179
12	8.500%, 09/01/21	14
151	9.000%, 02/01/31	179
38	9.500%, 07/01/28	45
12	10.000%, 02/01/24	15
	Federal National Mortgage Association, Other,
1,116	4.000%, 07/01/13 - 07/01/17	1,157
1,464	4.500%, 11/01/13 - 12/01/19	1,539
1,643	5.000%, 01/01/14 - 05/01/14	1,686
2,640	5.500%, 06/01/16 - 09/01/17	2,813
1,792	6.000%, 09/01/17	1,933
	Government National Mortgage Association II,
63	ARM, 1.625%, 07/20/21	65
72	ARM, 2.000%, 08/20/16 - 09/20/22	75
112	ARM, 2.125%, 11/20/25	117
87	ARM, 2.375%, 05/20/17 - 01/20/28	90
19	ARM, 2.500%, 12/20/17 - 05/20/21	19
56	ARM, 3.000%, 01/20/16 - 05/20/20	58
9	ARM, 3.500%, 10/20/17 - 12/20/17	10
23	ARM, 4.000%, 11/20/15 - 08/20/18	24
	Government National Mortgage Association II, 30 Year, Single Family,
27,755	7.000%, 08/20/38 - 09/20/38	31,950
22	7.500%, 09/20/28	26
49	8.000%, 09/20/26 - 12/20/27	57
63	8.500%, 03/20/25 - 04/20/25	76
	Government National Mortgage Association, 15 Year, Single Family,
8	6.000%, 04/15/14	9
5,666	6.500%, 10/15/23	6,262
	Government National Mortgage Association, 30 Year, Single Family,
18	8.500%, 04/15/25	21
11	9.000%, 09/15/24 - 10/15/26	13
423	9.500%, 07/15/20 - 12/15/25	502
23	12.000%, 11/15/19	26

	Total Mortgage Pass-Through Securities (Cost $789,670)	806,470

	Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $888)	889

	U.S. Government Agency Securities — 21.2%
	Federal Farm Credit Bank,
26,150	1.875%, 12/07/12	26,575
4,000	2.200%, 04/08/13	4,101
8,120	2.250%, 04/24/12	8,188
36,025	2.350%, 09/23/13	37,291
25,000	2.500%, 03/26/13	25,716
10,000	2.600%, 03/04/13	10,287
8,000	2.625%, 04/17/14	8,393
2,769	2.700%, 08/19/13	2,874
1,580	3.000%, 02/12/14	1,668
5,000	3.000%, 09/22/14	5,324
16,493	3.875%, 01/10/13	17,138
2,000	5.100%, 09/18/12	2,077
1,400	5.250%, 08/21/13	1,517
5,000	5.450%, 12/11/13	5,505
	Federal Home Loan Bank,
42,000	1.125%, 05/18/12	42,189
4,800	1.375%, 06/08/12	4,829
34,125	1.625%, 06/14/13	34,782
30,785	1.750%, 12/14/12	31,238
85,000	1.875%, 06/21/13	86,995
10,000	2.000%, 09/14/12	10,137
25,865	2.375%, 03/14/14	26,955
15,085	2.500%, 06/13/14	15,813
74,350	2.625%, 09/13/13	77,270
36,830	2.750%, 03/13/15	39,203
18,800	3.000%, 06/24/13	19,570
10,000	3.050%, 06/28/13	10,396
2,980	3.125%, 03/08/13	3,086
153,715	3.125%, 12/13/13	161,359
21,685	3.125%, 03/11/16	23,346
16,230	3.500%, 03/08/13	16,884
18,825	3.875%, 03/08/13	19,672
15,895	4.250%, 06/14/13	16,840
10,000	4.500%, 09/14/12	10,328

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
5,000	4.875%, 12/14/12	5,234
10,000	4.875%, 11/27/13	10,878
44,470	4.875%, 12/13/13	48,411
24,980	5.000%, 03/14/14	27,460
20,025	5.250%, 09/13/13	21,733
17,575	5.375%, 06/14/13	18,922
29,755	5.375%, 06/13/14	33,324
6,670	7.000%, 08/15/14	7,799
	Federal Home Loan Mortgage Corp.,
22,900	Series 1, 0.500%, 10/15/13	22,856
30,000	0.750%, 12/28/12	30,160
50,100	1.000%, 08/20/14	50,396
25,100	1.350%, 04/29/14	25,568
20,000	1.750%, 06/15/12	20,172
25,000	2.000%, 08/25/16	25,779
10,000	2.125%, 09/21/12	10,154
20,000	2.500%, 05/27/16	21,086
11,038	4.000%, 06/12/13	11,648
25,000	4.125%, 12/21/12	26,013
35,000	4.125%, 09/27/13	37,350
15,000	4.500%, 01/15/13	15,711
25,000	4.500%, 01/15/14	27,076
15,960	4.500%, 04/02/14	17,389
75,196	5.000%, 01/30/14	82,440
40,505	5.000%, 07/15/14	45,121
25,000	5.125%, 07/15/12	25,782
10,000	5.250%, 04/18/16	11,754
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,570
25,000	0.500%, 08/09/13	25,055
10,000	1.000%, 04/04/12	10,031
7,100	1.125%, 10/08/13	7,195
20,000	1.250%, 09/28/16	19,860
35,000	1.750%, 02/22/13	35,613
22,000	2.250%, 03/15/16	22,952
5,000	2.500%, 05/15/14	5,224
25,000	3.625%, 02/12/13	25,996
3,245	4.000%, 03/27/13	3,403
11,310	4.000%, 04/15/13	11,882
6,135	4.050%, 04/18/13	6,451
5,000	4.125%, 04/29/13	5,268
7,892	4.125%, 07/11/13	8,368
25,000	4.375%, 09/15/12	25,820
17,000	4.375%, 03/15/13	17,891
107,600	4.375%, 07/17/13	114,540
40,000	4.625%, 10/15/13	43,153
75,750	4.750%, 11/19/12	79,057
87,497	4.750%, 02/21/13	92,225
35,750	4.875%, 05/18/12	36,560
10,000	5.000%, 04/15/15	11,389
3,315	5.000%, 03/15/16	3,843
6,000	6.260%, 11/26/12	6,351

	Total U.S. Government Agency Securities (Cost $2,073,366)	2,111,459

	U.S. Treasury Obligations — 29.9%
9,775	U.S. Treasury Inflation Indexed Notes, 2.000%, 04/15/12	10,967
	U.S. Treasury Notes,
10,000	0.250%, 11/30/13	9,999
45,000	0.250%, 09/15/14	44,860
40,000	0.375%, 10/31/12	40,086
30,000	0.375%, 06/30/13	30,070
65,000	0.375%, 07/31/13	65,150
10,000	0.375%, 11/15/14	9,996
10,000	0.500%, 11/30/12	10,034
10,000	0.500%, 05/31/13	10,043
35,000	0.500%, 11/15/13	35,157
75,000	0.500%, 08/15/14	75,281
25,000	0.500%, 10/15/14	25,082
30,000	0.625%, 06/30/12	30,093
163,000	0.625%, 07/31/12 (m)	163,567
35,000	0.625%, 12/31/12	35,171
30,000	0.625%, 01/31/13	30,155
5,000	0.625%, 02/28/13	5,027
15,000	0.625%, 04/30/13	15,090
40,000	0.625%, 07/15/14	40,287
73,000	0.750%, 05/31/12	73,242
25,000	0.750%, 03/31/13	25,186
20,000	0.750%, 08/15/13	20,172
76,000	0.750%, 09/15/13	76,677
63,000	0.875%, 02/29/12	63,130
80,000	1.000%, 03/31/12	80,253
40,000	1.000%, 04/30/12	40,156
35,000	1.000%, 07/15/13	35,434
40,000	1.000%, 05/15/14	40,660
100,000	1.000%, 08/31/16 (m)	100,531
75,000	1.000%, 09/30/16	75,334
60,000	1.000%, 10/31/16	60,206
46,000	1.125%, 12/15/12	46,458
170,600	1.125%, 06/15/13 (m)	172,946
90,000	1.250%, 02/15/14 (m)	91,884
15,000	1.250%, 04/15/14	15,333
20,000	1.250%, 08/31/15	20,494
20,000	1.250%, 09/30/15	20,478
68,300	1.375%, 05/15/12	68,706
136,565	1.375%, 09/15/12	137,904
85,000	1.375%, 10/15/12 (m)	85,916
104,680	1.375%, 11/15/12	105,894
15,000	1.375%, 01/15/13	15,202
30,000	1.375%, 02/15/13	30,431
72,000	1.375%, 03/15/13	73,105
30,000	1.375%, 05/15/13	30,502
40,000	1.500%, 06/30/16	41,187
81,620	1.500%, 07/31/16 (m)	83,986

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
78,210	1.750%, 08/15/12	79,117
35,000	1.750%, 07/31/15	36,488
100,000	1.750%, 05/31/16	104,180
10,000	1.875%, 06/15/12	10,096
5,750	1.875%, 04/30/14	5,965
20,000	1.875%, 06/30/15	20,931
40,000	2.000%, 04/30/16	42,131
25,000	2.125%, 12/31/15	26,469
75,000	2.125%, 02/29/16	79,377
30,250	2.250%, 01/31/15	31,968
40,000	2.375%, 10/31/14	42,291
50,000	2.375%, 03/31/16	53,453
15,000	2.500%, 04/30/15	16,011
5,000	2.750%, 11/30/16	5,435
4,300	3.125%, 09/30/13	4,526

	Total U.S. Treasury Obligations (Cost $2,944,365)	2,975,960

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
167,743	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $167,743)	167,743

	Total Investments —99.7%
	(Cost $9,801,225)	9,914,354
	Other Assets in Excess of Liabilities — 0.3%	25,382

	NET ASSETS — 100.0%	$9,939,736

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2011.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $975,000 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.
(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,019
Aggregate gross unrealized depreciation	(40,890)

Net unrealized appreciation/depreciation	$113,129

Federal income tax cost of investments	$9,801,225

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$741,701	—	$741,701
Collateralized Mortgage Obligations
Agency CMO	—	817,932	—	817,932
Non-Agency CMO	—	323,691	—	323,691

Total Collateralized Mortgage Obligations	—	1,141,623	—	1,141,623

Commercial Mortgage-Backed Securities	—	320,136	—	320,136
Corporate Bonds
Consumer Discretionary	—	66,451	—	66,451
Consumer Staples	—	65,555	—	65,555
Energy	—	37,598	–	37,598
Financials	—	1,019,047	975	1,020,022
Health Care	—	21,641	—	21,641
Industrials	—	65,014	—	65,014
Information Technology	—	78,729	—	78,729
Materials	—	60,021	—	60,021
Telecommunication Services	—	107,214	—	107,214
Utilities	—	104,949	—	104,949

Total Corporate Bonds	—	1,626,219	975	1,627,194

Foreign Government Securities	—	21,179	—	21,179
Mortgage Pass-Through Securities	—	806,470	—	806,470
Supranational	—	889	—	889
U.S. Government Agency Securities	—	2,111,459	—	2,111,459
U.S. Treasury Obligations	—	2,975,960	—	2,975,960
Short-Term Investment
Investment Company	167,743	—	—	167,743

Total Investments in Securities	$167,743	$9,745,636	$975	$9,914,354

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/11
Investments in Securities
Corporate Bonds - Financials	$—	$—	$—	$—	$—	$—	$975	$—	$975

Total	$—	$—	$—	$—	$—	$—	$975	$—	$975

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There was no change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2011, which were valued using significant unobservable inputs (Level 3).

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Collateralized Mortgage Obligation — 0.1%
	Agency CMO — 0.1%
917	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.757%, 06/25/32 (Cost $917)	925

Municipal Bonds — 96.5%
	Alabama — 0.1%
	Other Revenue — 0.1%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,137

	Alaska — 0.1%
	Other Revenue — 0.1%
1,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.000%, 04/01/12	1,015

	Arizona — 0.8%
	Certificate of Participation/Lease — 0.4%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,865

	Hospital — 0.4%
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.140%, 02/02/15	4,657

	Total Arizona	8,522

	California — 1.3%
	General Obligation — 0.1%
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,697

	Other Revenue — 0.5%
3,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 1.014%, 04/01/14	2,998
2,500	South Placer Wastewater Authority, Series D, Rev., VAR, 0.970%, 12/09/11	2,501

		5,499

	Prerefunded — 0.7%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	5,815
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,761

		7,576

	Total California	14,772

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Colorado — 1.4%
	Housing — 0.0% (g)
85	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 11/01/24	86

	Prerefunded — 0.4%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,489
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,413

		4,902

	Transportation — 1.0%
10,000	Colorado Department of Transportation, Series B, Rev., NATL- RE, 5.500%, 06/15/14	11,193

	Total Colorado	16,181

	Connecticut — 2.4%
	Education — 0.2%
2,195	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,286

	General Obligation — 2.1%
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,071
5,000	Series E, GO, AGM, 5.500%, 11/15/12	5,251
10,100	State of Connecticut, Economic Recovery, Series A, GO, 5.000%, 01/01/13	10,607
	Town of Glastonbury,
1,320	GO, 5.000%, 05/15/13	1,409
1,000	GO, 5.000%, 05/15/14	1,108

		23,446

	Other Revenue — 0.1%
1,100	Connecticut Development Authority, Pollution Control, The Connecticut Light & Power Company Project, Series B, Rev., VAR, 1.250%, 09/03/13	1,100

	Total Connecticut	26,832

	Delaware — 2.8%
	General Obligation — 2.1%
	State of Delaware,
6,000	Series 2009C, GO, 5.000%, 10/01/16	7,107
14,090	Series A, GO, 5.000%, 07/01/17	16,940

		24,047

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 0.7%
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	7,720

	Total Delaware	31,767

	District of Columbia — 0.2%
	Water & Sewer — 0.2%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,857

	Florida — 3.8%
	Education — 0.6%
6,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	6,336

	Other Revenue — 1.1%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,257
5,000	Citizens Property Insurance Corp., Senior Secured, High-Risk Account, Series A-1, Rev., 5.000%, 06/01/12	5,107
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,927
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,329

		12,620

	Prerefunded — 0.5%
2,195	Collier County School Board, COP, AGM, 5.375%, 02/15/12 (p)	2,219
3,000	Orange County, Tourist Development, Senior Lien, Rev., AMBAC, 5.500%, 04/01/12 (p)	3,053

		5,272

	Water & Sewer — 1.6%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,771
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,546
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,402
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,769

		18,488

	Total Florida	42,716

	Georgia — 5.6%
	General Obligation — 3.8%
5,305	Atlanta Independent School System, Series B, GO, 5.000%, 03/01/15	5,869
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,842
2,160	Floyd County, Sales Tax, GO, 5.000%, 04/01/12	2,194
3,100	Henry County School District, GO, NATL-RE, FGIC, 5.000%, 08/01/14 (p)	3,447
	State of Georgia,
5,000	Series G, GO, 4.000%, 11/01/12	5,172
7,415	Series G, GO, 5.000%, 10/01/12	7,709
10,000	Series I, GO, 5.000%, 07/01/18	12,229

		42,462

	Other Revenue — 0.3%
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,415
1,685	Rev., 5.000%, 12/01/16	1,980

		3,395

	Prerefunded — 0.8%
8,850	State of Georgia, Series B, GO, 5.000%, 05/01/12 (p)	9,027

	Special Tax — 0.7%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,157

	Total Georgia	62,041

	Hawaii — 2.6%
	General Obligation — 2.3%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,360
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,586
10,160	Series DY, GO, 5.000%, 02/01/20	12,306
5,000	Series EA, GO, 5.000%, 12/01/16 (w)	5,892

		26,144

	Prerefunded — 0.3%
2,750	State of Hawaii, Series CZ, GO, AGM, 5.000%, 07/01/12 (p)	2,827

	Total Hawaii	28,971

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Illinois — 4.2%
	Education — 0.5%
5,000	Illinois Finance Authority, Educational Facilities, University of Chicago, Series B-1, Rev., VAR, 1.125%, 02/14/13	5,034

	General Obligation — 0.5%
2,350	Chicago Park District, Series D, GO, 5.000%, 01/01/15 (w)	2,627
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,670
1,585	Series B, GO, 4.000%, 01/01/16	1,761

		6,058

	Hospital — 0.4%
	Illinois Finance Authority, Advocate Health Care,
3,000	Series A-3, Rev., VAR, 3.875%, 05/01/12	3,044
1,010	Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,084

		4,128

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
1,350	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	1,342

	Other Revenue — 0.2%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,920

	Prerefunded — 2.2%
5,000	Chicago Board of Education, Series C, GO, AGM, 5.000%, 12/01/11 (p)	5,001
5,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	5,113
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	7,402
4,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	5,193
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,145

		24,854

	Transportation — 0.3%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,052

	Total Illinois	46,388

	Indiana — 3.2%
	Education — 0.2%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,645

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,145

	Other Revenue — 1.3%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,092
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,172
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,479
	Indianapolis Local Public
	Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,288
3,320	Series D, Rev., 5.000%, 06/01/17	3,829

		14,860

	Prerefunded — 1.6%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,130
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,341
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	10,035

		17,506

	Total Indiana	36,156

	Iowa — 0.2%
	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,140

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Kansas — 0.4%
	General Obligation — 0.2%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,494

	Other Revenue — 0.2%
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,116
450	City of Wichita, Hospital Facilities, Refunding and Improvement, Series IV-A, Rev., 4.000%, 11/15/13	474
200	Series IV-A, Rev., 4.000%, 11/15/14	213

		1,803

	Total Kansas	4,297

	Kentucky — 1.8%
	Other Revenue — 0.6%
3,820	Kentucky State Property & Buildings Commission, Project 95, Series A, Rev., 5.000%, 08/01/13	4,091
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,904

		6,995

	Prerefunded — 0.6%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	6,101

	Transportation — 0.6%
1,000	Kenton County Airport Board, Rev., AMT, NATL-RE, 5.000%, 03/01/12	1,009
5,830	Rev., AMT, XLCA, 5.000%, 03/01/12	5,883

		6,892

	Total Kentucky	19,988

	Louisiana — 1.5%
	Certificate of Participation/Lease — 0.5%
5,000	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., COP, NATL-RE, 5.000%, 02/01/13 (p)	5,322

	Other Revenue — 0.7%
7,605	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.890%, 06/01/13	7,616

	Prerefunded — 0.3%
3,010	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,334

	Total Louisiana	16,272

	Maine — 1.6%
	General Obligation — 0.9%
6,000	State of Maine, Series B, GO, 5.000%, 06/01/18	7,253
2,675	Series C, GO, 4.000%, 06/01/13	2,819

		10,072

	Other Revenue — 0.5%
5,215	University of Maine, Rev., AGM, 5.375%, 03/01/12	5,284

	Prerefunded — 0.2%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,248

	Total Maine	17,604

	Maryland — 3.1%
	General Obligation — 2.3%
2,475	Anne Arundel County, General Improvement, GO, 4.000%, 04/01/12	2,506
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,806
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,517
1,500	Prince George’s County, Public Improvement, GO, 5.500%, 10/01/13	1,639
3,000	Series A, GO, 5.000%, 07/15/13	3,223
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	12,698

		25,389

	Other Revenue — 0.5%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,828

	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,330

	Total Maryland	34,547

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Massachusetts — 4.0%
	Education — 1.4%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,244
7,250	Series A, Rev., 5.000%, 05/15/15	8,239

		15,483

	General Obligation — 0.5%
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,478

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,614

	Other Revenue — 0.4%
3,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	3,958

	Prerefunded — 1.3%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,340
500	Series B, GO, 5.000%, 08/01/14 (p)	555
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,429
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,660
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL- RE, 5.250%, 11/01/14 (p)	3,985

		14,969

	Special Tax — 0.3%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,750

	Total Massachusetts	45,252

	Michigan — 2.2%
	General Obligation — 0.7%
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,498
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,830
4,400	State of Michigan, GO, 5.500%, 12/01/15	5,075

		8,403

	Prerefunded — 0.5%
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	4,520
1,070	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,139

		5,659

	Transportation — 0.3%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,037

	Water & Sewer — 0.7%
10,870	City of Detroit, Sewer Disposal, Series D, Rev., VAR, AGM, 0.849%, 07/01/32	7,369

	Total Michigan	24,468

	Minnesota — 3.1%
	General Obligation — 1.7%
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	7,066
5,555	GO, 5.000%, 10/01/15	6,412
5,000	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 08/01/15	5,743

		19,221

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,184

	Prerefunded — 1.2%
5,000	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/12 (p)	5,061
7,305	State of Minnesota, GO, 5.250%, 11/01/12 (p)	7,638

		12,699

	Total Minnesota	34,104

	Missouri — 0.8%
	General Obligation — 0.5%
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,269

	Other Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,185

	Total Missouri	8,454

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Montana — 0.2%
	General Obligation — 0.2%
1,775	State of Montana, Long Range Building Program, Series A, GO, 3.000%, 08/01/12	1,808

	Nebraska — 0.2%
	Other Revenue — 0.1%
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,346

	Utility — 0.1%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,165

	Total Nebraska	2,511

	Nevada — 0.4%
	Certificate of Participation/Lease — 0.2%
2,500	Clark County, Motor Vehicle Fuel Tax, Rev., COP, AMBAC, 5.250%, 07/01/13 (p)	2,687

	Other Revenue — 0.2%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,153

	Total Nevada	4,840

	New Hampshire — 0.5%
	Other Revenue — 0.5%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,190

	New Jersey — 5.6%
	Education — 1.9%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,694
4,500	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	4,897
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,658
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,541
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,537

		21,327

	General Obligation — 1.3%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	450
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL- RE, 5.250%, 12/15/13	10,460
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,308

		14,218

	Other Revenue — 1.7%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15 (w)	2,914
2,250	New Jersey EDA, PSE&G Project, Rev., AMT, VAR, 1.200%, 12/01/31	2,250
	New Jersey EDA, School Facilities Construction,
7,895	Series C, Rev., VAR, 1.940%, 02/01/18	7,926
5,000	Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,560

		18,650

	Prerefunded — 0.6%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	5,103
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	2,168

		7,271

	Transportation — 0.1%
1,445	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/15	1,656

	Total New Jersey	63,122

	New Mexico — 1.3%
	General Obligation — 0.3%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,484

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,237

		3,721

	Other Revenue — 1.0%
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,447
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,621

		11,068

	Total New Mexico	14,789

	New York — 7.1%
	Education — 0.4%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., AGM, 5.000%, 05/01/12	2,100
2,500	New York State Dormitory Authority, Series B, Rev., VAR, AGC, 6.000%, 05/15/12	2,562

		4,662

	General Obligation — 0.6%
1,000	New York City, Series F, GO, 5.500%, 12/15/12	1,053
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,409

		6,462

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,129

	Other Revenue — 3.8%
1,050	Erie County Industrial Development Agency (The), Series A, Rev., 5.000%, 05/01/14	1,149
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,292
10,000	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/16	11,295
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,179
3,510	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/16	4,085
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,477
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,453
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,910
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,707

		42,547

	Special Tax — 0.3%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,653

	Transportation — 1.2%
12,700	Triborough Bridge & Tunnel Authority, Series A-1, Rev., VAR, 4.000%, 11/15/12	13,129

	Utility — 0.3%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,141

	Water & Sewer — 0.4%
4,315	New York City Municipal Water Finance Authority, Series BB, Rev., 5.000%, 06/15/13	4,619

	Total New York	79,342

	North Carolina — 3.9%
	General Obligation — 1.8%
1,445	City of Charlotte, Series C, GO, 5.000%, 06/01/12	1,480
5,000	Mecklenburg County, Public Improvement, Series C, GO, 5.000%, 02/01/13	5,272
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,320
5,000	State of North Carolina, Series B, GO, 5.000%, 04/01/16	5,850
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,911
2,035	Wake County, Series C, GO, 5.000%, 03/01/14	2,238

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued

		20,071

	Other Revenue — 1.0%
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	11,145

	Utility — 0.8%
4,550	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/13	4,754
3,930	North Carolina Municipal Power Agency, No. 1 - Catawba, Series A, Rev., 5.250%, 01/01/13	4,122

		8,876

	Water & Sewer — 0.3%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,580

	Total North Carolina	43,672

	Ohio — 3.3%
	General Obligation — 1.0%
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,714
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,779

		11,493

	Housing — 0.0% (g)
255	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	264

	Other Revenue — 1.9%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,500
5,000	Ohio State Building Authority, Series C, Rev., 5.000%, 10/01/14	5,528
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,449
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.000%, 12/01/15	1,904
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,585

		20,966

	Prerefunded — 0.4%
4,325	Milford Exempt Village School District, School Improvement, GO, AGM, 5.125%, 12/01/11 (p)	4,325

	Total Ohio	37,048

	Oklahoma — 0.2%
	Other Revenue — 0.2%
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,790

	Oregon — 0.8%
	Certificate of Participation/Lease — 0.8%
	Oregon State Department of Administrative Services,
2,850	Series A, COP, 5.000%, 05/01/15	3,220
6,030	Series D, COP, 5.000%, 11/01/12	6,285

	Total Oregon	9,505

	Pennsylvania — 5.7%
	Education — 0.1%
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	1,032

	General Obligation — 0.9%
5,000	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.250%, 02/01/12	5,043
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14 (w)	1,436
3,020	Series C, GO, 5.000%, 09/01/12	3,114
730	Series C, GO, 5.000%, 09/01/14 (w)	794

		10,387

	Other Revenue — 0.8%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL- RE, 5.000%, 12/15/14	3,018
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/03/12	3,040
3,000	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.790%, 06/01/14	3,000

		9,058

	Prerefunded — 3.2%
3,500	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.000%, 01/01/13 (p)	3,677

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,606
	Philadelphia School District,
2,005	Series A, GO, AGM, 5.500%, 02/01/12 (p)	2,023
2,350	Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,611
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,635
12,020	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	12,850
	Warwick School District,
2,135	GO, FGIC, 5.000%, 03/01/14 (p)	2,345

		35,747

	Special Tax — 0.2%
2,500	Pennsylvania Intergovernmental Cooperation Authority, Special Tax, 5.000%, 06/15/12	2,564

	Transportation — 0.5%
5,000	Pennsylvania Turnpike Commission, Series C, Rev., VAR, 0.660%, 12/01/11	5,000

	Total Pennsylvania	63,788

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	3,059
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	3,025

	Total Puerto Rico	6,084

	South Carolina — 1.4%
	General Obligation — 0.5%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,795

	Other Revenue — 0.8%
5,000	Charleston County, Capital Improvement Transportation Sales Tax, GO, 5.000%, 11/01/16	5,923
2,430	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	2,433

		8,356

	Utility — 0.1%
1,000	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.250%, 01/01/12	1,005

	Total South Carolina	15,156

	Tennessee — 2.1%
	Education — 0.3%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,761

	General Obligation — 1.3%
85	Shelby County, Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	97
6,325	Shelby County, Public Improvement & Schools, Series A, GO, 5.000%, 04/01/13	6,714
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,797

		14,608

	Other Revenue — 0.3%
3,200	Metropolitan Nashville Airport Authority, Series B, Rev., AGM, 4.000%, 07/01/13	3,359

	Prerefunded — 0.2%
2,195	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., AGM, 5.000%, 05/01/12 (p)	2,239

	Total Tennessee	22,967

	Texas — 8.4%
	Education — 0.4%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,193
685	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project, Rev., 4.500%, 06/01/12	696
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,416
1,000	Series A, Rev., 5.000%, 04/15/16	1,163

		4,468

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 3.1%
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,184
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,522
	Hurst-Euless-Bedford Independent School District, School Building,
1,500	GO, PSF-GTD, 5.000%, 08/15/14	1,670
3,970	GO, PSF-GTD, 5.000%, 08/15/15	4,542
2,500	Katy Independent School District, School Building, Series C, GO, PSF- GTD, 5.000%, 02/15/15	2,823
5,000	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	5,057
2,000	Nueces County, GO, 5.000%, 02/15/16	2,315
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,430
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,528
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,818
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,087
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,318
2,180	GO, AGM, 5.000%, 03/01/16	2,513

		34,807

	Hospital — 0.1%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,571

	Other Revenue — 2.1%
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,192
3,000	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17	3,543
1,535	Dallas-Fort Worth International Airport Facilities Improvement Corp., Taxable Joint, Series A, Rev., 1.934%, 11/01/14	1,548
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	586
2,395	Harris County, Toll Road, Senior Lien, Series D, Rev., 5.000%, 08/15/15	2,715
6,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/16	6,915
1,500	Matagorda County Navigation District No.1, Central Company Project, Rev., VAR, 1.125%, 06/01/12	1,501
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,331
2,200	Texas State University Systems, Financing System, Rev., 5.000%, 03/15/15	2,485

		22,816

	Prerefunded — 1.2%
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,625
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,893
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,038

		13,556

	Transportation — 0.5%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,580

	Utility — 1.0%
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	2,808
7,765	Lower Colorado River Authority, Rev., 5.000%, 05/15/14	8,525

		11,333

	Total Texas	94,131

	Utah — 1.0%
	General Obligation — 0.8%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,388
5,000	State of Utah, Series A, GO, 5.000%, 07/01/14	5,566

		8,954

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,571

	Total Utah	11,525

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Virginia — 4.0%
	Education — 0.5%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,673

	General Obligation — 1.0%
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,251
7,275	Fairfax County, Public Improvement, Series A, GO, 5.250%, 04/01/14	8,064

		11,315

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	6,109

	Other Revenue — 1.3%
2,875	Fairfax County, Sewer, Rev., 5.000%, 07/15/19	3,554
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,229
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,523

		14,306

	Prerefunded — 0.1%
1,015	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/13 (p)	1,070

	Transportation — 0.4%
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,676

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,261

	Total Virginia	44,410

	Washington — 1.5%
	General Obligation — 1.0%
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	9,242
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	2,047

		11,289

	Other Revenue — 0.5%
5,000	Energy Northwest, Electric, Project 1, Series A, Rev., 5.000%, 07/01/13 (w)	5,263

	Total Washington	16,552

	Wisconsin — 1.2%
	General Obligation — 1.2%
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	13,985

	Total Municipal Bonds (Cost $1,059,854)	1,077,696

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
35,906	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $35,906)	35,906

	Total Investments — 99.8% (Cost $1,096,677)	1,114,527
	Other Assets in Excess of Liabilities — 0.2%	2,472

	NET ASSETS — 100.0%	$1,116,999

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities and reverse repurchase agreements.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,246
Aggregate gross unrealized depreciation	(2,396)

Net unrealized appreciation/depreciation	$17,850

Federal income tax cost of investments	$1,096,677

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$35,906	$1,078,621	$—	$1,114,527

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 94.9%
	Alaska — 3.5%
	Certificate of Participation/Lease — 0.7%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/28	3,165

	Utility — 2.8%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17 (m)	4,140
3,915	Rev., AGM, 6.000%, 07/01/19	4,759
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,681

		11,580

	Total Alaska	14,745

	Arizona — 3.7%
	Special Tax — 3.7%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 07/01/38	15,465

	California — 14.9%
	Certificate of Participation/Lease — 0.7%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 06/01/21	2,844

	Education — 1.4%
5,915	California State University, Systemwide, Series A, Rev., NATL- RE, FGIC, 5.000%, 11/01/35	5,974

	General Obligation — 2.7%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,201
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	59
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,825

		11,085

	Hospital — 2.8%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., MTG, 5.000%, 11/01/24	2,233
2,000	Series A, Rev., MTG, 5.000%, 11/01/29	2,000
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/21	3,204
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., MTG, 5.250%, 11/15/23	4,066

		11,503

	Other Revenue — 0.6%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,212
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	377

		2,589

	Prerefunded — 0.7%
40	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	53
2,380	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	2,901
20	State of California, GO, XLCA-ICR, 5.000%, 02/01/12 (p)	20

		2,974

	Special Tax — 1.6%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/20	1,832
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	191
4,550	Sweetwater Union High School District, Special Tax, Series A, AGM, 5.000%, 09/01/27	4,620

		6,643

	Utility — 1.1%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,008
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,654

		4,662

	Water & Sewer — 3.3%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,624
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,172
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	7,906

		13,702

	Total California	61,976

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Colorado — 2.2%
	Education — 0.4%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,597

	General Obligation — 0.5%
2,000	State of Colorado, Building Excellent Schools Today, Series G, GO, 5.000%, 03/15/32 (w)	2,108

	Prerefunded — 0.8%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	3,325

	Utility — 0.5%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,057
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,038

		2,095

	Total Colorado	9,125

	Delaware — 1.5%
	Prerefunded — 1.5%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,085

	District of Columbia — 1.2%
	General Obligation — 1.2%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,864

	Florida — 2.7%
	General Obligation — 0.7%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,997

	Transportation — 1.0%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,892

	Utility — 1.0%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,239

	Total Florida	11,128

	Georgia — 6.9%
	Hospital — 2.5%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	10,181

	Other Revenue — 0.9%
3,500	Fulton County, Water & Sewage, Rev., 5.000%, 01/01/28	3,851

	Special Tax — 3.0%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,372

	Utility — 0.5%
2,000	Municipal Electric Authority of Georgia, Series BB, Rev., NATL-RE- IBC, 5.250%, 01/01/25	2,223

	Total Georgia	28,627

	Illinois — 7.5%
	Education — 1.7%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,089
3,920	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., 5.500%, 08/01/20	4,044

		7,133

	Other Revenue — 0.4%
1,500	Chicago O’Hare International Airport, General Airport,Third Lien, Series A, Rev., 5.750%, 01/01/39	1,628

	Prerefunded — 1.0%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,315
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,886

		4,201

	Special Tax — 1.4%
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,656

	Transportation — 3.0%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,500

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,941

		12,441

	Total Illinois	31,059

	Indiana — 4.4%
	Certificate of Participation/Lease — 0.4%
1,335	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16	1,473

	Other Revenue — 1.3%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,488

	Transportation — 2.7%
7,730	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	8,617
2,510	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	2,767

		11,384

	Total Indiana	18,345

	Kansas — 0.8%
	General Obligation — 0.8%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,275

	Louisiana — 0.3%
	Transportation — 0.3%
1,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.375%, 06/01/19	1,062

	Maine — 1.5%
	Transportation — 1.5%
2,995	Maine Turnpike Authority, Rev., 6.000%, 07/01/34	3,363
2,680	Rev., 6.000%, 07/01/38	2,990

	Total Maine	6,353

	Massachusetts — 0.4%
	Education — 0.4%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,554

	Minnesota — 0.1%
	Housing — 0.1%
365	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 08/01/15	367

	Missouri — 0.1%
	Other Revenue — 0.1%
590	University of Missouri, Curators University, Unrefunded Balance, Series B, Rev., 5.000%, 11/01/17	634

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	431

	New Jersey — 3.9%
	Housing — 1.2%
4,615	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	5,114

	Prerefunded — 1.4%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., NATL-RE, 5.250%, 06/15/15 (p)	5,777

	Transportation — 1.3%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	5,458

	Total New Jersey	16,349

	New York — 19.9%
	Education — 0.5%
1,900	New York Municipal Bond Bank Agency, Series C, Rev., 5.250%, 06/01/21	2,002

	General Obligation — 2.3%
9,135	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	9,638
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	10

		9,648

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 1.5%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,189
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,189

		6,378

	Other Revenue — 6.9%
1,100	34th Street Partnership, Inc., 34th Street Business Improvement District, Special Assessment, 4.000%, 01/01/31	1,062
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/19	9,594
7,270	Series E, Rev., 5.375%, 06/15/17	7,464
7,135	Series E, Rev., 5.375%, 06/15/18	7,326
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,189

		28,635

	Transportation — 6.9%
24,750	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	28,410

	Water & Sewer — 1.8%
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/39	2,008
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,609

		7,617

	Total New York	82,690

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
20	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 03/01/28	21

	Ohio — 0.7%
	General Obligation — 0.4%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	570
400	GO, AGC, 6.000%, 12/01/28	449
250	GO, AGC, 6.125%, 12/01/33	276
400	GO, AGC, 6.125%, 12/01/38	435

		1,730

	Industrial Development Revenue/Pollution
	Control Revenue — 0.3%
1,000	RiverSouth Authority, Riverfront Area Redevelopment, Series A, Rev., 5.250%, 12/01/21	1,082

	Total Ohio	2,812

	Oklahoma — 0.5%
	Water & Sewer — 0.5%
2,000	Oklahoma City Water Utilities Trust, Series A, Rev., 5.000%, 07/01/34	2,162

	South Carolina — 5.2%
	General Obligation — 2.6%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,749

	Prerefunded — 1.2%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,164

	Utility — 1.4%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,911

	Total South Carolina	21,824

	South Dakota — 0.8%
	Other Revenue — 0.7%
915	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/17 (p)	988
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,812

		2,800

	Prerefunded — 0.1%
506	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	568

	Total South Dakota	3,368

	Texas — 9.3%
	General Obligation — 0.7%
535	City of Carrollton, GO, 5.000%, 08/15/26	605
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,446

		3,051

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 1.0%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/35	3,930

	Other Revenue — 2.8%
2,250	City of Fort Worth, Drainage Utility System, Rev., 4.000%, 02/15/36	2,157
1,965	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/42	1,992
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/28	5,390
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,267

		11,806

	Prerefunded — 2.4%
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,265
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,706
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,809

		9,780

	Utility — 1.3%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,221

	Water & Sewer — 1.1%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,676

	Total Texas	38,464

	Washington — 2.8%
	Education — 1.6%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,605

	Hospital — 1.2%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,068

	Total Washington	11,673

	Wisconsin — 0.0% (g)
	Hospital — 0.0% (g)
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
90	Rev., 5.625%, 10/01/13	91
30	Rev., 5.625%, 10/01/14	31

	Total Wisconsin	122

	Total Municipal Bonds (Cost $361,937)	394,580

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
16,678	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $16,678)	16,678

	Total Investments — 98.9% (Cost $378,615)	411,258
	Other Assets in Excess of Liabilities — 1.1%	4,378

	NET ASSETS — 100.0%	$415,636

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(142)	30 Year U.S. Treasury Bond	12/20/11	$(20,111)	$(729)

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,730
Aggregate gross unrealized depreciation	(87)

Net unrealized appreciation/depreciation	$32,643

Federal income tax cost of investments	$378,615

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
MTG	—	Insured by California Mortage Insurance
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
SCSDE	—	South Carolina School District Enhancement
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$16,678	$394,580	$—	$411,258
Depreciation in Other Financial Instruments
Futures Contract	$(729)	$—	$—	$(729)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 20.7%
	Federal Farm Credit Bank,
24,000	3.875%, 06/04/12 (m)	24,450
9,745	4.000%, 05/21/13	10,267
25,000	4.350%, 09/02/14 (m)	27,518
500	6.270%, 01/26/16	602
	Federal Home Loan Bank,
5,000	1.125%, 05/18/12	5,022
9,400	5.310%, 12/28/12	9,907
1,772	New Valley Generation I, 7.299%, 03/15/19	2,161
4,498	New Valley Generation II, 5.572%, 05/01/20	5,235

	Total U.S. Government Agency Securities (Cost $80,377)	85,162

U.S. Treasury Obligations — 78.0%
	U.S. Treasury Notes,
20,000	0.625%, 06/30/12	20,062
28,000	1.250%, 08/31/15	28,691
40,000	1.375%, 05/15/12	40,238
21,040	1.375%, 02/15/13	21,342
4,000	1.375%, 11/30/15	4,112
7,000	1.750%, 04/15/13	7,149
20,000	1.750%, 07/31/15	20,850
40,000	1.875%, 06/15/12	40,385
12,000	1.875%, 04/30/14	12,447
70,000	2.000%, 11/30/13	72,401
15,000	2.000%, 01/31/16	15,793
10,000	2.000%, 04/30/16	10,533
5,000	2.125%, 11/30/14	5,255
8,000	2.375%, 10/31/14	8,458
12,000	2.625%, 04/30/16	12,961

	Total U.S. Treasury Obligations (Cost $314,939)	320,677

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
3,453	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $3,453)	3,453

	Total Investments —99.6% (Cost $398,769)	409,292
	Other Assets in Excess of Liabilities — 0.4%	1,791

	NET ASSETS — 100.0%	$411,083

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,524
Aggregate gross unrealized depreciation	(1)

Net unrealized appreciation/depreciation	$10,523

Federal income tax cost of investments	$398,769

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,453	$405,839	$—	$409,292

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Levels 1 and 2 are disclosed individually in the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Government Agency Securities — 62.2%
	Federal Farm Credit Bank — 0.9%
80,000	0.250%, 08/01/12	80,027
250,000	VAR, 0.250%, 12/01/11	249,859
50,000	VAR, 0.268%, 12/12/11 (m)	49,996
75,000	VAR, 0.320%, 12/01/11	75,000
250,000	VAR, 0.320%, 12/01/11	250,000

		704,882

	Federal Home Loan Bank — 32.2%
250,000	0.080%, 05/25/12	249,950
386,000	0.090%, 03/01/12	385,940
230,000	0.100%, 04/24/12	229,980
250,000	0.100%, 06/07/12	249,972
250,000	0.100%, 06/08/12	249,972
175,000	0.110%, 01/05/12	174,993
300,000	0.120%, 02/02/12	299,988
195,000	0.130%, 12/22/11	194,997
250,000	0.130%, 01/03/12	249,993
261,000	0.130%, 02/13/12	260,993
249,000	0.130%, 08/08/12	248,936
392,000	0.140%, 01/17/12	391,991
100,000	0.150%, 01/17/12	99,998
225,000	0.150%, 01/20/12	224,991
400,000	0.150%, 05/01/12	399,912
210,000	0.160%, 03/08/12	209,982
185,000	0.180%, 08/22/12	184,969
370,000	0.200%, 08/16/12	370,125
250,000	0.200%, 11/15/12	249,993
265,000	0.215%, 10/19/12	264,956
450,000	0.220%, 10/09/12	449,946
76,000	0.220%, 10/29/12	75,991
50,000	0.320%, 12/09/11	50,000
100,000	0.350%, 12/07/11	100,000
1,099,600	DN, 0.006%, 12/16/11 (n)	1,099,597
2,846,000	DN, 0.011%, 12/07/11 (n)	2,845,995
1,486,000	DN, 0.014%, 01/11/12 (n)	1,485,976
868,000	DN, 0.015%, 12/14/11 (n)	867,995
1,574,000	DN, 0.018%, 01/25/12 (n)	1,573,957
2,812,000	DN, 0.018%, 02/01/12 (n)	2,811,911
500,000	DN, 0.020%, 03/05/12 (n)	499,974
385,912	DN, 0.028%, 01/27/12 (n)	385,895
129,235	DN, 0.030%, 02/08/12 (n)	129,228
150,000	DN, 0.030%, 02/17/12 (n)	149,990
225,200	DN, 0.030%, 02/29/12 (n)	225,183
316,794	DN, 0.041%, 02/24/12 (n)	316,763
100,000	DN, 0.050%, 04/16/12 (n)	99,981
250,000	DN, 0.060%, 02/03/12 (n)	249,973
664,615	DN, 0.064%, 02/22/12 (n)	664,517
517,062	DN, 0.076%, 02/10/12 (n)	516,984
785,000	DN, 0.079%, 01/18/12 (n)	784,917
1,487,100	DN, 0.087%, 02/15/12 (n)	1,486,828
125,000	DN, 0.150%, 05/16/12 (n)	124,913
329,000	DN, 0.160%, 05/15/12 (n)	328,757
414,000	DN, 0.170%, 02/09/12 (n)	413,863
180,000	DN, 0.180%, 10/17/12 (n)	179,711
170,000	DN, 0.190%, 10/15/12 (n)	169,714
300,000	VAR, 0.208%, 12/28/11	299,983
200,000	VAR, 0.222%, 12/26/11	199,991
262,000	VAR, 0.285%, 12/01/11	261,953
250,000	VAR, 0.320%, 12/01/11	249,937

		24,293,054

	Federal Home Loan Mortgage Corp. — 12.4%
185,000	1.125%, 12/15/11	185,075
500,000	DN, 0.015%, 12/02/11 (n)	500,000
25,000	DN, 0.020%, 12/12/11 (n)	25,000
500,000	DN, 0.030%, 01/18/12 (n)	499,980
500,000	DN, 0.030%, 01/19/12 (n)	499,980
750,000	DN, 0.040%, 04/17/12 (n)	749,885
300,000	DN, 0.042%, 12/21/11 (n)	299,993
400,380	DN, 0.054%, 02/21/12 (n)	400,331
1,637,318	DN, 0.066%, 02/27/12 (n)	1,637,055
250,000	DN, 0.070%, 04/10/12 (n)	249,936
300,000	DN, 0.100%, 02/15/12 (n)	299,937
250,000	DN, 0.100%, 02/16/12 (n)	249,946
382,000	DN, 0.100%, 02/23/12 (n)	381,911
225,000	DN, 0.100%, 02/24/12 (n)	224,947
48,350	DN, 0.120%, 02/14/12 (n)	48,338
430,000	DN, 0.126%, 02/06/12 (n)	429,900
500,000	DN, 0.180%, 10/17/12 (n)	499,197
212,275	DN, 0.200%, 12/06/11 (n)	212,269
323,000	VAR, 0.208%, 12/14/11	322,995
690,320	VAR, 0.209%, 12/29/11	690,293
150,000	VAR, 0.210%, 12/16/11	149,998
300,000	VAR, 0.310%, 12/01/11	299,838
460,000	VAR, 0.310%, 12/01/11	459,763

		9,316,567

	Federal National Mortgage Association — 16.7%
193,000	1.125%, 07/30/12	194,217
102,886	1.875%, 04/20/12	103,536
42,000	DN, 0.020%, 12/14/11 (n)	42,000
99,800	DN, 0.025%, 02/15/12 (n)	99,795
2,906,000	DN, 0.056%, 12/05/11 (n)	2,905,982
517,000	DN, 0.072%, 02/22/12 (n)	516,914
1,000,000	DN, 0.100%, 12/06/11 (n)	999,986
260,000	DN, 0.100%, 04/18/12 (n)	259,900
80,000	DN, 0.100%, 05/02/12 (n)	79,966
206,000	DN, 0.105%, 02/17/12 (n)	205,953
335,381	DN, 0.109%, 02/29/12 (n)	335,290
83,500	DN, 0.110%, 03/14/12 (n)	83,473
903,000	DN, 0.110%, 05/01/12 (n)	902,583
31,000	DN, 0.115%, 03/07/12 (n)	30,990
200,000	DN, 0.130%, 01/04/12 (n)	199,975
681,100	DN, 0.137%, 01/17/12 (n)	680,978
224,000	DN, 0.140%, 01/13/12 (n)	223,963
437,000	DN, 0.150%, 07/02/12 (n)	436,610
1,800,000	DN, 0.159%, 03/01/12 (n)	1,799,277
331,000	VAR, 0.277%, 12/23/11	330,927
296,900	VAR, 0.282%, 12/18/11	296,847
350,000	VAR, 0.285%, 12/20/11	349,925
350,000	VAR, 0.287%, 12/28/11	349,924
533,000	VAR, 0.300%, 12/01/11	532,895
639,000	VAR, 0.300%, 12/01/11	638,916

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
		12,600,822

	Total U.S. Government Agency Securities (Cost $46,915,325)	46,915,325

U.S. Treasury Obligations — 8.1%
	U.S. Treasury Bills — 6.3% (n)
2,550,000	0.002%, 12/08/11	2,549,999
900,000	0.003%, 12/15/11	899,999
750,000	0.030%, 02/16/12	749,952
500,000	0.040%, 02/23/12	499,953

		4,699,903

	U.S. Treasury Notes — 1.8%
185,000	0.875%, 01/31/12	185,164
192,000	0.875%, 02/29/12	192,243
122,000	1.375%, 03/15/12	122,373
500,000	1.375%, 05/15/12	502,925
349,000	3.875%, 10/31/12	360,831

		1,363,536

	Total U.S. Treasury Obligations (Cost $6,063,439)	6,063,439

Repurchase Agreements — 29.7%
80,292	Barclays Capital, Inc., 0.100%, dated 11/30/11, due 12/01/11, repurchase price $80,292, collateralized by U.S. Treasury Securities, 0.000% - 7.500%, dated 1/5/12 - 11/15/24, with a value of $81,898.	80,292
1,000,000	Barclays Capital, Inc., 0.120%, dated 11/30/11, due 12/06/11, repurchase price $1,000,020, collateralized by Federal National Mortgage Association, 0.000% - 7.005%, dated 6/25/22 - 11/1/41, Federal Home Loan Mortgage Corporation, 0.100% - 47.806%, dated 2/15/18 - 9/1/41 and Government National Mortgage Association, 2.000% - 6.555% , dated 7/16/20 - 3/20/41, with a value of $1,030,000.	1,000,000
750,000	Barclays Capital, Inc., 0.120%, dated 11/30/11, due 12/02/11, repurchase price $750,005, collateralized by Federal National Mortgage Association, 0.030% - 14.388%, dated 1/1/28 - 11/01/41, Federal Farm Credit Banks, 0.000%, dated 05/30/12, Federal Home Loan Mortgage Corporation, 0.000% - 80.687%, dated 12/15/12 - 07/15/41 and Government National Mortgage Association, 0.000% - 8.357%, dated 02/20/12 - 07/20/61, with a value of $772,483.	750,000
1,000,000	Barclays Capital, Inc., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $1,000,004, collateralized by Federal National Mortgage Association, 2.700% - 6.000%, dated 12/25/31 - 10/25/39, Federal Home Loan Mortgage Corporation, 0.490% - 5.000%, dated 12/15/25 - 11/15/41 and Government National Mortgage Association, 0.590% - 4.500%, dated 08/16/37 - 11/16/41, with a value of $1,030,000.	1,000,000
1,000,000	Barclays Capital, Inc., 0.140%, dated 11/30/11, due 12/07/11, repurchase price $1,000,027, collateralized by Federal National Mortgage Association, 0.495% - 12.766%, dated 4/25/18 - 12/25/41, Federal Farm Credit Banks, 0.000%, dated 05/30/12, Federal Home Loan Mortgage Corporation, 0.000% - 47.100%, dated 1/15/18 - 15/15/41 and Government National Mortgage Association, 1.201% - 8.357%, dated 1/20/12 - 3/20/61, with a value of $1,029,788.	1,000,000
1,000,000	Barclays Capital, Inc., 0.150%, dated 11/30/11, due 12/05/11, repurchase price $1,000,021, collateralized by Federal National Mortgage Association, 0.000% - 8.684%, dated 8/25/15 - 8/1/41, Federal Farm Credit Banks, 0.000%, dated 5/30/12, Federal Home Loan Mortgage Corporation, 0.000% - 8.457%, dated 10/15/17 - 6/15/40 and Government National Mortgage Association, 0.000% - 7.957%, dated 2/20/12 - 8/20/58, with a value of $1,029,183.	1,000,000
1,000,000	Barclays Capital, Inc., 0.150%, dated 11/30/11, due 12/02/11, repurchase price $1,000,008, collateralized by Federal National Mortgage Association, 0.618% - 8.250%, dated 6/25/13 - 4/25/43, Federal Farm Credit Banks, 0.000%, dated 5/30/12, Federal Home Loan Mortgage Corporation, 0.000%, dated 3/15/37 and Government National Mortgage Association, 1.722% - 5.500%, dated 2/16/26 - 8/20/61, with a value of $1,029,900.	1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
1,000,000	Barclays Capital, Inc., 0.150%, dated 11/30/11, due 12/01/11, repurchase price $1,000,004, collateralized by federal National Mortgage Association, 4.000% - 7.500%, dated 10/1/24 - 8/25/42 and Government National Mortgage Association, 1.625% - 6.000%, dated 6/20/34 - 8/20/61, with a value of $1,030,000.	1,000,000
967,000	Citibank N.A., 0.150%, dated 11/30/11, due 12/01/11, repurchase price $967,004, Federal National Mortgage Association, 0.000% - 7.000%, dated 5/1/18 - 12/1/41, Federal Home Loan Mortgage Corporation, 0.000% - 5.500%, dated 9/1/18 - 10/1/41 and Government National Mortgage Association, 3.500% - 6.000%, dated 11/15/24 - 10/20/41, with a value of $986,340.	967,000
1,000,000	Credit Suisse First Boston USA, Inc., 0.120%, dated 11/30/11, due 12/07/11, repurchase price $1,000,023, collateralized by Federal National Mortgage Association, 0.000% - 1,134.500%, dated 4/25/12 - 11/25/42, Federal Home Loan Mortgage Corporation, 0.000% - 37.513%, dated 9/15/12 - 11/15/41 and Government National Mortgage Association, 0.000% - 6.500%, dated 2/20/12 - 5/16/51, with a value of $1,030,000.	1,000,000
1,000,000	Deutsche Bank AG, 0.130%, dated 11/30/11, due 12/06/11, repurchase price $1,000,022, collateralized by Federal National Mortgage Association, 5.785%, dated 12/25/40, Federal Home Loan Mortgage Corporation, 0.000% - 80.686%, dated 3/15/17 - 10/15/41 and Government National Mortgage Association, 0.000% - 7.355%, dated 7/16/22 - 8/20/61, with a value of $1,020,000.	1,000,000
29,983	Deutsche Bank AG, 0.140%, dated 11/30/11, due 12/01/11, repurchase price $29,983, collateralized by Federal Home Loan Mortgage Corporation, 6.270% - 6.406%, dated 3/15/30 - 11/15/41, with a value of $30,583.	29,983
750,000	Deutsche Bank AG, 0.140%, dated 11/30/11, due 12/07/11, repurchase price $750,020, collateralized by Federal National Mortgage Association, 0.000% - 31.379%, dated 02/01/19 - 12/25/41 and Federal Home Loan Mortgage Corporation, 0.000% - 27.426%, dated 03/15/25 - 11/15/41, with a value of $765,000.	750,000
750,000	Deutsche Bank AG, 0.150%, dated 11/30/11, due 12/05/11, repurchase price $750,016, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 6.430%, dated 05/15/29 - 05/15/41 and Government National Mortgage Association, 0.000% - 23.173%, dated 05/20/21 - 12/16/52, with a value of $767,843.	750,000
1,000,000	Deutsche Bank AG, 0.170%, dated 11/30/11, due 01/09/12, repurchase price $1,000,189, collateralized by Federal National Mortgage Association, 2.219% - 7.680%, dated 07/01/14 - 07/01/48, Federal Home Loan Mortgage Corporation, 2.500% - 6.119%, dated 04/01/33 - 10/01/41 and Government National Mortgage Association, 2.500% - 4.000%, dated 05/20/41 - 11/20/41, with a value of $1,020,000. (i)	1,000,000
1,000,000	Goldman Sachs & Co., 0.120%, dated 11/30/11, due 12/07/11, repurchase price $1,000,023, collateralized by Federal National Mortgage Association, 0.000% - 9.000%, dated 03/01/16 - 11/25/49, Federal Home Loan Mortgage Corporation, 0.000% - 7.000%, dated 11/15/12 - 10/15/49 and Government National Mortgage Association, 0.000% - 6.000%, dated 03/20/12 - 11/20/41, with a value of $1,026,922.	1,000,000
500,000	Goldman Sachs & Co., 0.130%, dated 11/30/11, due 12/06/11, repurchase price $500,011, collateralized by Federal National Mortgage Association, 2.125% - 7.000%, dated 11/01/22 - 12/01/41 and Federal Home Loan Mortgage Corporation, 2.555% - 8.000%, dated 01/01/21 - 11/01/41, with a value of $510,000.	500,000
500,000	Goldman Sachs & Co., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $500,002, collateralized by Federal National Mortgage Association, 0.000% - 7.393%, dated 04/01/25 - 11/25/46 and Federal Home Loan Mortgage Corporation, 4.500% - 6.500%, dated 02/01/25 - 12/01/34, with a value of $510,789.	500,000
1,000,000	Goldman Sachs & Co., 0.140%, dated 11/30/11, due 12/07/11, repurchase price $1,000,027, collateralized by Government National Mortgage Association, 0.805% - 1.075%, dated 03/20/40 - 09/20/40, with a value of $1,030,000.	1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
1,000,000	Goldman Sachs & Co., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $1,000,004, collateralized by Federal National Mortgage Association, 0.644% - 6.452%, dated 09/25/23 - 12/25/41 and Federal Home Loan Mortgage Corporation, 4.500% - 6.316%, dated 09/15/33 - 11/15/41, with a value of $1,030,000.	1,000,000
1,000,000	Goldman Sachs & Co., 0.150%, dated 11/30/11, due 12/05/11, repurchase price $1,000,021, collateralized by Federal Home Loan Mortgage Corporation, 1.003% , dated 02/15/40 and Government National Mortgage Association, 0.445% - 1.250%, dated 08/20/31 - 11/20/41, with a value of $1,030,000.	1,000,000
1,000,000	Goldman Sachs & Co., 0.150%, dated 11/30/11, due 12/02/11, repurchase price $1,000,008, collateralized by Federal National Mortgage Association, 0.652% - 10.500%, dated 05/01/12 - 11/01/47, Federal Home Loan Mortgage Corporation, 2.451% - 10.000%, dated 02/01/13 - 07/01/41 and Government National Mortgage Association, 3.500% - 5.850%, dated 05/16/39 - 10/16/41, with a value of $1,027,284.	1,000,000
500,000	HSBC Securities, Inc, 0.140%, dated 11/30/11, due 12/01/11, repurchase price $500,002, collateralized by Federal National Mortgage Association, 3.000% - 8.000%, dated 11/01/12 - 12/01/41, with a value of $510,003.	500,000
400,000	Merrill Lynch & Co., 0.030%, dated 11/30/11, due 12/01/11, repurchase price $400,000, collateralized by Federal National Mortgage Association, 4.743% - 6.955%, dated 02/25/29 - 12/25/40, Federal Home Loan Mortgage Corporation, 5.500% - 6.856%, dated 03/15/34 - 09/15/41 and Government National Mortgage Association, 2.500% - 6.455%, dated 06/20/37 - 04/16/53, with a value of $412,000.	400,000
100,000	Merrill Lynch & Co., 0.030%, dated 11/30/11, due 12/01/11, repurchase price $100,000, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 2.975%, dated 12/01/40 - 11/01/41, with a value of $102,000.	100,000
501,046	Merrill Lynch & Co., 0.140%, dated 11/30/11, due 12/01/11, repurchase price $501,048, collateralized by Federal National Mortgage Association, 1.260% - 7.857%, dated 01/25/18 - 10/25/41, Federal Home Loan Mortgage Corporation, 4.246% - 16.910%, dated 11/15/22 - 11/15/41 and Government National Mortgage Association, 0.000% - 7.507%, dated 09/16/26 - 08/20/61, with a value of $516,077.	501,046
615,000	Royal Bank of Scotland, 0.150%, dated 11/30/11, due 12/01/11, repurchase price $615,003, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 7.500%, dated 05/01/12 - 05/01/41, with a value of $627,303.	615,000
1,967,000	UBS Warburg LLC, 0.140%, dated 11/30/11, due 12/01/11, repurchase price $1,967,008, collateralized by Federal National Mortgage Association, 4.000% - 5.000%, dated 07/01/40 - 11/01/41 and Federal Home Loan Mortgage Corporation, 3.500% - 4.500%, dated 09/01/25 - 11/01/41, with a value of $2,006,340.	1,967,000

	Total Repurchase Agreements (Cost $22,410,321)	22,410,321

	Total Investments — 100.0% (Cost $75,389,085) *	75,389,085
	Other Assets in Excess of Liabilities — 0.0%	194

	NET ASSETS — 100.0%	$75,389,279

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$75,389,085	$—	$75,389,085

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories portfolio holdings.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Treasury Obligations — 37.5%
	U.S. Treasury Bills — 9.1% (n)
185,150	0.000%, 03/01/12	185,141
550,000	0.006%, 12/01/11	550,000
125,000	0.010%, 12/15/11 (m)	125,000
435,000	0.018%, 12/22/11	434,995

		1,295,136

	U.S. Treasury Notes — 28.4%
225,000	0.625%, 06/30/12	225,691
100,000	0.625%, 07/31/12	100,345
100,000	0.750%, 05/31/12	100,319
260,000	0.875%, 01/31/12	260,329
100,000	0.875%, 02/29/12	100,127
110,000	1.000%, 12/31/11	110,087
300,000	1.000%, 03/31/12	300,913
400,000	1.000%, 04/30/12	401,491
75,000	1.125%, 12/15/11	75,023
305,000	1.375%, 02/15/12	305,814
20,000	1.375%, 03/15/12	20,061
218,500	1.375%, 04/15/12	219,545
100,000	1.375%, 05/15/12	100,582
75,000	1.875%, 06/15/12	75,715
200,000	4.375%, 08/15/12	206,027
135,500	4.500%, 03/31/12	137,483
100,000	4.500%, 04/30/12	101,828
64,000	4.625%, 02/29/12	64,701
306,000	4.625%, 07/31/12	315,216
140,000	4.750%, 01/31/12	141,093
250,000	4.750%, 05/31/12	255,775
400,000	4.875%, 06/30/12	411,011

		4,029,176

	Total U.S. Treasury Obligations (Cost $5,324,312)	5,324,312

Repurchase Agreements — 63.6%
500,000	Barclays Capital, Inc., 0.080%, dated 11/30/11, due 12/06/11, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.000% - 2.625%, dated 11/15/20 - 5/15/28, with a value of $510,000.	500,000
750,000	Barclays Capital, Inc., 0.100%, dated 11/30/11, due 12/07/11, repurchase price $750,015, collateralized by U.S. Treasury Securities, 0.000%, dated 5/15/24 - 11/15/27, with a value of $765,000.	750,000
179,273	Barclays Capital, Inc., 0.100%, dated 11/30/11, due 12/01/11, repurchase price $179,273, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, dated 12/1/11 - 2/15/29, with a value of $182,859.	179,273
300,000	Citibank N.A., 0.110%, dated 11/30/11, due 12/01/11, repurchase price $300,001, collateralized by U.S. Treasury Securities, 6.000% - 7.250%, dated 8/15/22 - 2/15/26, with a value of $306,000.	300,000
500,000	Credit Suisse First Boston USA, Inc., 0.070%, dated 11/30/11, due 12/07/11, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.750% - 5.500%, dated 6/15/14 - 8/15/28, with a value of $510,002.	500,000
500,000	Credit Suisse First Boston USA, Inc., 0.080%, dated 11/30/11, due 12/05/11, repurchase price $500,006, collateralized by U.S. Treasury Securities, 0.750% - 2.250%, dated 5/31/14 - 6/30/15, with a value of $510,003.	500,000
500,000	Credit Suisse First Boston USA, Inc., 0.100%, dated 11/30/11, due 12/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.125% - 2.625%, dated 9/30/13 - 11/15/20, with a value of $510,001.	500,000
500,000	Credit Suisse First Boston USA, Inc., 0.100%, dated 11/30/11, due 12/02/11, repurchase price $500,003, collateralized by U.S. Treasury Securities, 1.375% - 4.250%, dated 11/15/14 - 4/30/18, with a value of $510,001.	500,000
750,000	Deutsche Bank Securities, Inc., 0.080%, dated 11/30/11, due 12/06/11, repurchase price $750,010, collateralized by U.S. Treasury Securities, 0.000% - 4.500%, dated 5/24/12 - 5/15/40, with a value of $765,000.	750,000
1,000,000	Deutsche Bank Securities, Inc., 0.090%, dated 11/30/11, due 12/01/11, repurchase price $1,000,003, collateralized by U.S. Treasury Securities, 0.250% - 3.000%, dated 7/15/12 - 1/15/16, with a value of $1,020,000.	1,000,000
350,000	Deutsche Bank Securities, Inc., 0.100%, dated 11/30/11, due 12/07/11, repurchase price $350,007, collateralized by U.S. Treasury Securities, 0.000% - 10.625%, dated 12/15/11 - 8/15/41, with a value of $357,000.	350,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
600,000	HSBC Securities USA, Inc., 0.090%, dated 11/30/11, due 12/01/11, repurchase price $600,002, collateralized by U.S. Treasury Securities, 2.250% - 3.125%, dated 8/31/13 - 1/31/18, with a value of $612,005.	600,000
500,000	Merrill Lynch & Co., Inc., 0.090%, dated 11/30/11, due 12/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.500% - 2.625%, dated 6/30/14 - 8/15/14, with a value of $510,000.	500,000
500,000	RBS Securities, Inc., 0.090%, dated 11/30/11, due 12/07/11, repurchase price $500,009, collateralized by U.S. Treasury Securities, 0.375% - 3.000%, dated 6/30/13 - 9/30/16, with a value of $510,002.	500,000
1,250,000	RBS Securities, Inc., 0.090%, dated 11/30/11, due 12/01/11, repurchase price $1,250,003, collateralized by U.S. Treasury Securities, 0.250% - 6.500%, dated 1/31/12 - 11/15/26, with a value of $1,275,001.	1,250,000
350,000	UBS Warburg LLC, 0.100%, dated 11/30/11, due 12/01/11, repurchase price $350,001, collateralized by U.S. Treasury Securities, 1.000% - 2.625%, dated 3/31/14 - 1/15/28, with a value of $357,000.	350,000

	Total Repurchase Agreements (Cost $9,029,273)	9,029,273

	Total Investments — 101.1% (Cost $14,353,585) *	14,353,585
	Liabilities in Excess of Other Assets — (1.1)%	(160,761)

	NET ASSETS — 100.0%	$14,192,824

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,353,585	$—	$14,353,585

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 27, 2012